UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: September 30

Registrant is making a filing for 10 of its series: Allspring Common Stock Fund, Allspring Diversified Capital Builder Fund, Allspring Diversified Income Builder Fund, Allspring Global Investment Grade Credit Fund, Allspring Income Plus Fund, Allspring Index Asset Allocation Fund, Allspring Mid Cap Growth Fund, Allspring Opportunity Fund, Allspring SMID Cap Growth Fund and Allspring Special Mid Cap Value Fund

Date of reporting period: September 30, 2024

ITEM 1. REPORT TO STOCKHOLDERS

Annual Shareholder Report

Common Stock Fund

September 30, 2024

Institutional Class

SCNSX

This annual shareholder report contains important information about Common Stock Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$94	0.85%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the 12-month period that ended September 30, 2024, the equity markets soared to all-time highs, fueled by positive earnings surprises, robust economic growth, a decline in both inflation and interest rates, and a fervor around artificial intelligence (AI). Driven by semiconductor chip designer NVIDIA Corp., the AI theme significantly boosted the mega-cap growth sector to unprecedented heights. By contrast, small- and mid-cap stocks substantially underperformed large caps, partly due to their inferior balance sheet profiles. However, with the Federal Reserve pivoting to a more accommodative stance, future rate cuts could lower borrowing costs and be a catalyst for smaller-cap companies.

Key detractors during the period included Atkore Inc., which endured a cyclical downturn, citing weaker customer spending, and Leslie’s Inc., which toiled with a decline in chlorine prices, a CEO change, and softness in new pool and renovation construction. Going forward, we remain optimistic about the Fund’s prospects given the attractive private market valuations of many of our holdings.

Total return based on a $10,000 investment

	Institutional Class	Russell 2500™ Index	Russell 3000® Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,063	$10,443	$10,275
11/30/2014	$10,325	$10,533	$10,524
12/31/2014	$10,392	$10,677	$10,524
1/31/2015	$10,027	$10,458	$10,231
2/28/2015	$10,761	$11,081	$10,824
3/31/2015	$10,837	$11,229	$10,713
4/30/2015	$10,677	$11,032	$10,762
5/31/2015	$10,864	$11,268	$10,911
6/30/2015	$10,797	$11,190	$10,728
7/31/2015	$10,850	$11,169	$10,908
8/31/2015	$10,334	$10,508	$10,249
9/30/2015	$9,862	$10,038	$9,951
10/31/2015	$10,548	$10,599	$10,736
11/30/2015	$10,632	$10,807	$10,796
12/31/2015	$10,220	$10,367	$10,574
1/31/2016	$9,433	$9,540	$9,978
2/29/2016	$9,478	$9,607	$9,975
3/31/2016	$10,345	$10,408	$10,677
4/30/2016	$10,466	$10,561	$10,743
5/31/2016	$10,636	$10,784	$10,935
6/30/2016	$10,335	$10,779	$10,958
7/31/2016	$10,902	$11,342	$11,393
8/31/2016	$11,087	$11,432	$11,422
9/30/2016	$11,133	$11,487	$11,440
10/31/2016	$10,756	$11,021	$11,192
11/30/2016	$11,584	$11,958	$11,693
12/31/2016	$11,697	$12,190	$11,921
1/31/2017	$12,050	$12,360	$12,145
2/28/2017	$12,351	$12,657	$12,597
3/31/2017	$12,367	$12,648	$12,606
4/30/2017	$12,341	$12,746	$12,739
5/31/2017	$12,294	$12,603	$12,870
6/30/2017	$12,382	$12,918	$12,986
7/31/2017	$12,497	$13,052	$13,231
8/31/2017	$12,434	$12,944	$13,256
9/30/2017	$12,975	$13,531	$13,579
10/31/2017	$13,198	$13,740	$13,876
11/30/2017	$13,661	$14,192	$14,297
12/31/2017	$13,800	$14,240	$14,440
1/31/2018	$14,306	$14,674	$15,201
2/28/2018	$13,684	$14,070	$14,641
3/31/2018	$13,725	$14,206	$14,347
4/30/2018	$13,800	$14,239	$14,402
5/31/2018	$14,128	$14,909	$14,808
6/30/2018	$14,128	$15,017	$14,905
7/31/2018	$14,536	$15,307	$15,400
8/31/2018	$14,899	$15,964	$15,940
9/30/2018	$14,807	$15,722	$15,967
10/31/2018	$13,552	$14,126	$14,791
11/30/2018	$13,938	$14,392	$15,087
12/31/2018	$12,473	$12,815	$13,683
1/31/2019	$13,797	$14,291	$14,858
2/28/2019	$14,301	$14,966	$15,380
3/31/2019	$14,274	$14,842	$15,605
4/30/2019	$14,886	$15,363	$16,228
5/31/2019	$14,106	$14,270	$15,178
6/30/2019	$15,088	$15,282	$16,244
7/31/2019	$15,215	$15,441	$16,485
8/31/2019	$14,725	$14,823	$16,149
9/30/2019	$15,000	$15,086	$16,433
10/31/2019	$15,135	$15,375	$16,786
11/30/2019	$15,746	$16,035	$17,424
12/31/2019	$15,924	$16,374	$17,928
1/31/2020	$15,551	$16,041	$17,908
2/29/2020	$14,288	$14,696	$16,442
3/31/2020	$10,786	$11,507	$14,181
4/30/2020	$12,552	$13,182	$16,059
5/31/2020	$13,473	$14,155	$16,918
6/30/2020	$13,679	$14,564	$17,304
7/31/2020	$14,143	$15,144	$18,287
8/31/2020	$14,851	$15,830	$19,612
9/30/2020	$14,531	$15,421	$18,898
10/31/2020	$14,851	$15,700	$18,490
11/30/2020	$17,104	$18,258	$20,739
12/31/2020	$18,444	$19,647	$21,672
1/31/2021	$18,133	$20,129	$21,576
2/28/2021	$19,337	$21,442	$22,250
3/31/2021	$19,823	$21,795	$23,048
4/30/2021	$21,075	$22,665	$24,236
5/31/2021	$20,940	$22,712	$24,346
6/30/2021	$21,147	$22,981	$24,947
7/31/2021	$21,482	$22,578	$25,369
8/31/2021	$21,865	$23,091	$26,092
9/30/2021	$20,972	$22,364	$24,921
10/31/2021	$22,040	$23,461	$26,607
11/30/2021	$21,394	$22,482	$26,202
12/31/2021	$22,516	$23,220	$27,234
1/31/2022	$20,763	$21,287	$25,631
2/28/2022	$20,462	$21,527	$24,986
3/31/2022	$20,716	$21,869	$25,796
4/30/2022	$19,265	$20,006	$23,481
5/31/2022	$18,982	$20,073	$23,450
6/30/2022	$17,502	$18,155	$21,488
7/31/2022	$19,057	$20,034	$23,504
8/31/2022	$18,454	$19,501	$22,627
9/30/2022	$16,824	$17,644	$20,528
10/31/2022	$18,030	$19,337	$22,212
11/30/2022	$19,340	$20,153	$23,371
12/31/2022	$18,642	$18,954	$22,003
1/31/2023	$20,681	$20,850	$23,518
2/28/2023	$20,343	$20,360	$22,968
3/31/2023	$19,809	$19,597	$23,583
4/30/2023	$19,580	$19,341	$23,834
5/31/2023	$18,740	$19,002	$23,927
6/30/2023	$20,245	$20,621	$25,560
7/31/2023	$21,052	$21,646	$26,477
8/31/2023	$20,583	$20,796	$25,966
9/30/2023	$19,329	$19,635	$24,729
10/31/2023	$18,031	$18,442	$24,073
11/30/2023	$19,798	$20,102	$26,318
12/31/2023	$21,682	$22,257	$27,714
1/31/2024	$21,321	$21,675	$28,021
2/29/2024	$22,516	$22,854	$29,538
3/31/2024	$23,192	$23,797	$30,491
4/30/2024	$21,276	$22,203	$29,149
5/31/2024	$22,268	$23,126	$30,526
6/30/2024	$21,930	$22,780	$31,471
7/31/2024	$23,440	$24,472	$32,056
8/31/2024	$23,463	$24,409	$32,754
9/30/2024	$23,598	$24,773	$33,432

Common Stock Fund

Annual Shareholder Report | September 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Institutional Class	22.09	9.49	8.97
Russell 2500™ Index (Strategy)	26.17	10.43	9.50
Russell 3000® Index (Regulatory)	35.19	15.26	12.83

KEY FUND STATISTICS

Total net assets	$799,373,723
# of portfolio holdings	78
Portfolio turnover rate	46%
Total advisory fees paid	$6,047,377

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	20.0
Information technology	17.3
Financials	16.1
Health care	12.8
Materials	10.2
Consumer discretionary	9.8
Real estate	9.3
Consumer staples	2.6
Domestic Equity	1.5
Communication services	0.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Regal Rexnord Corp.	2.2
Teledyne Technologies, Inc.	2.1
Marvell Technology, Inc.	2.0
Carlisle Cos., Inc.	2.0
Melrose Industries PLC	1.9
SBA Communications Corp., Class A	1.9
HealthEquity, Inc.	1.9
Westlake Corp.	1.9
Sun Communities, Inc.	1.8
Bio-Rad Laboratories, Inc., Class A	1.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4139 09-24

Annual Shareholder Report

Common Stock Fund

September 30, 2024

Class R6

SCSRX

This annual shareholder report contains important information about Common Stock Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$92	0.83%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the 12-month period that ended September 30, 2024, the equity markets soared to all-time highs, fueled by positive earnings surprises, robust economic growth, a decline in both inflation and interest rates, and a fervor around artificial intelligence (AI). Driven by semiconductor chip designer NVIDIA Corp., the AI theme significantly boosted the mega-cap growth sector to unprecedented heights. By contrast, small- and mid-cap stocks substantially underperformed large caps, partly due to their inferior balance sheet profiles. However, with the Federal Reserve pivoting to a more accommodative stance, future rate cuts could lower borrowing costs and be a catalyst for smaller-cap companies.

Key detractors during the period included Atkore Inc., which endured a cyclical downturn, citing weaker customer spending, and Leslie’s Inc., which toiled with a decline in chlorine prices, a CEO change, and softness in new pool and renovation construction. Going forward, we remain optimistic about the Fund’s prospects given the attractive private market valuations of many of our holdings.

Total return based on a $10,000 investment

	Class R6	Russell 2500™ Index	Russell 3000® Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,063	$10,443	$10,275
11/30/2014	$10,328	$10,533	$10,524
12/31/2014	$10,395	$10,677	$10,524
1/31/2015	$10,031	$10,458	$10,231
2/28/2015	$10,764	$11,081	$10,824
3/31/2015	$10,840	$11,229	$10,713
4/30/2015	$10,684	$11,032	$10,762
5/31/2015	$10,871	$11,268	$10,911
6/30/2015	$10,804	$11,190	$10,728
7/31/2015	$10,853	$11,169	$10,908
8/31/2015	$10,338	$10,508	$10,249
9/30/2015	$9,871	$10,038	$9,951
10/31/2015	$10,555	$10,599	$10,736
11/30/2015	$10,636	$10,807	$10,796
12/31/2015	$10,224	$10,367	$10,574
1/31/2016	$9,437	$9,540	$9,978
2/29/2016	$9,482	$9,607	$9,975
3/31/2016	$10,354	$10,408	$10,677
4/30/2016	$10,474	$10,561	$10,743
5/31/2016	$10,644	$10,784	$10,935
6/30/2016	$10,349	$10,779	$10,958
7/31/2016	$10,915	$11,342	$11,393
8/31/2016	$11,100	$11,432	$11,422
9/30/2016	$11,145	$11,487	$11,440
10/31/2016	$10,765	$11,021	$11,192
11/30/2016	$11,596	$11,958	$11,693
12/31/2016	$11,704	$12,190	$11,921
1/31/2017	$12,067	$12,360	$12,145
2/28/2017	$12,368	$12,657	$12,597
3/31/2017	$12,378	$12,648	$12,606
4/30/2017	$12,357	$12,746	$12,739
5/31/2017	$12,306	$12,603	$12,870
6/30/2017	$12,394	$12,918	$12,986
7/31/2017	$12,513	$13,052	$13,231
8/31/2017	$12,451	$12,944	$13,256
9/30/2017	$12,991	$13,531	$13,579
10/31/2017	$13,219	$13,740	$13,876
11/30/2017	$13,681	$14,192	$14,297
12/31/2017	$13,814	$14,240	$14,440
1/31/2018	$14,319	$14,674	$15,201
2/28/2018	$13,699	$14,070	$14,641
3/31/2018	$13,739	$14,206	$14,347
4/30/2018	$13,814	$14,239	$14,402
5/31/2018	$14,141	$14,909	$14,808
6/30/2018	$14,141	$15,017	$14,905
7/31/2018	$14,549	$15,307	$15,400
8/31/2018	$14,917	$15,964	$15,940
9/30/2018	$14,825	$15,722	$15,967
10/31/2018	$13,567	$14,126	$14,791
11/30/2018	$13,952	$14,392	$15,087
12/31/2018	$12,490	$12,815	$13,683
1/31/2019	$13,818	$14,291	$14,858
2/28/2019	$14,314	$14,966	$15,380
3/31/2019	$14,288	$14,842	$15,605
4/30/2019	$14,905	$15,363	$16,228
5/31/2019	$14,127	$14,270	$15,178
6/30/2019	$15,106	$15,282	$16,244
7/31/2019	$15,240	$15,441	$16,485
8/31/2019	$14,744	$14,823	$16,149
9/30/2019	$15,019	$15,086	$16,433
10/31/2019	$15,153	$15,375	$16,786
11/30/2019	$15,763	$16,035	$17,424
12/31/2019	$15,951	$16,374	$17,928
1/31/2020	$15,572	$16,041	$17,908
2/29/2020	$14,311	$14,696	$16,442
3/31/2020	$10,801	$11,507	$14,181
4/30/2020	$12,571	$13,182	$16,059
5/31/2020	$13,490	$14,155	$16,918
6/30/2020	$13,695	$14,564	$17,304
7/31/2020	$14,166	$15,144	$18,287
8/31/2020	$14,873	$15,830	$19,612
9/30/2020	$14,554	$15,421	$18,898
10/31/2020	$14,873	$15,700	$18,490
11/30/2020	$17,129	$18,258	$20,739
12/31/2020	$18,473	$19,647	$21,672
1/31/2021	$18,163	$20,129	$21,576
2/28/2021	$19,372	$21,442	$22,250
3/31/2021	$19,849	$21,795	$23,048
4/30/2021	$21,106	$22,665	$24,236
5/31/2021	$20,971	$22,712	$24,346
6/30/2021	$21,186	$22,981	$24,947
7/31/2021	$21,520	$22,578	$25,369
8/31/2021	$21,902	$23,091	$26,092
9/30/2021	$21,011	$22,364	$24,921
10/31/2021	$22,085	$23,461	$26,607
11/30/2021	$21,441	$22,482	$26,202
12/31/2021	$22,552	$23,220	$27,234
1/31/2022	$20,804	$21,287	$25,631
2/28/2022	$20,503	$21,527	$24,986
3/31/2022	$20,757	$21,869	$25,796
4/30/2022	$19,310	$20,006	$23,481
5/31/2022	$19,028	$20,073	$23,450
6/30/2022	$17,543	$18,155	$21,488
7/31/2022	$19,094	$20,034	$23,504
8/31/2022	$18,492	$19,501	$22,627
9/30/2022	$16,857	$17,644	$20,528
10/31/2022	$18,070	$19,337	$22,212
11/30/2022	$19,376	$20,153	$23,371
12/31/2022	$18,680	$18,954	$22,003
1/31/2023	$20,722	$20,850	$23,518
2/28/2023	$20,396	$20,360	$22,968
3/31/2023	$19,853	$19,597	$23,583
4/30/2023	$19,614	$19,341	$23,834
5/31/2023	$18,777	$19,002	$23,927
6/30/2023	$20,288	$20,621	$25,560
7/31/2023	$21,103	$21,646	$26,477
8/31/2023	$20,625	$20,796	$25,966
9/30/2023	$19,386	$19,635	$24,729
10/31/2023	$18,082	$18,442	$24,073
11/30/2023	$19,853	$20,102	$26,318
12/31/2023	$21,741	$22,257	$27,714
1/31/2024	$21,381	$21,675	$28,021
2/29/2024	$22,583	$22,854	$29,538
3/31/2024	$23,257	$23,797	$30,491
4/30/2024	$21,348	$22,203	$29,149
5/31/2024	$22,325	$23,126	$30,526
6/30/2024	$21,999	$22,780	$31,471
7/31/2024	$23,515	$24,472	$32,056
8/31/2024	$23,537	$24,409	$32,754
9/30/2024	$23,672	$24,773	$33,432

Common Stock Fund

Annual Shareholder Report | September 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class R6	22.11	9.53	9.00
Russell 2500™ Index (Strategy)	26.17	10.43	9.50
Russell 3000® Index (Regulatory)	35.19	15.26	12.83

KEY FUND STATISTICS

Total net assets	$799,373,723
# of portfolio holdings	78
Portfolio turnover rate	46%
Total advisory fees paid	$6,047,377

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	20.0
Information technology	17.3
Financials	16.1
Health care	12.8
Materials	10.2
Consumer discretionary	9.8
Real estate	9.3
Consumer staples	2.6
Domestic Equity	1.5
Communication services	0.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Regal Rexnord Corp.	2.2
Teledyne Technologies, Inc.	2.1
Marvell Technology, Inc.	2.0
Carlisle Cos., Inc.	2.0
Melrose Industries PLC	1.9
SBA Communications Corp., Class A	1.9
HealthEquity, Inc.	1.9
Westlake Corp.	1.9
Sun Communities, Inc.	1.8
Bio-Rad Laboratories, Inc., Class A	1.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4658 09-24

Annual Shareholder Report

Common Stock Fund

September 30, 2024

Class C

STSAX

This annual shareholder report contains important information about Common Stock Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$214	1.94%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the 12-month period that ended September 30, 2024, the equity markets soared to all-time highs, fueled by positive earnings surprises, robust economic growth, a decline in both inflation and interest rates, and a fervor around artificial intelligence (AI). Driven by semiconductor chip designer NVIDIA Corp., the AI theme significantly boosted the mega-cap growth sector to unprecedented heights. By contrast, small- and mid-cap stocks substantially underperformed large caps, partly due to their inferior balance sheet profiles. However, with the Federal Reserve pivoting to a more accommodative stance, future rate cuts could lower borrowing costs and be a catalyst for smaller-cap companies.

Key detractors during the period included Atkore Inc., which endured a cyclical downturn, citing weaker customer spending, and Leslie’s Inc., which toiled with a decline in chlorine prices, a CEO change, and softness in new pool and renovation construction. Going forward, we remain optimistic about the Fund’s prospects given the attractive private market valuations of many of our holdings.

Total return based on a $10,000 investment

	Class C with Load	Russell 2500™ Index	Russell 3000® Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,052	$10,443	$10,275
11/30/2014	$10,304	$10,533	$10,524
12/31/2014	$10,360	$10,677	$10,524
1/31/2015	$9,987	$10,458	$10,231
2/28/2015	$10,706	$11,081	$10,824
3/31/2015	$10,772	$11,229	$10,713
4/30/2015	$10,607	$11,032	$10,762
5/31/2015	$10,782	$11,268	$10,911
6/30/2015	$10,700	$11,190	$10,728
7/31/2015	$10,744	$11,169	$10,908
8/31/2015	$10,223	$10,508	$10,249
9/30/2015	$9,751	$10,038	$9,951
10/31/2015	$10,415	$10,599	$10,736
11/30/2015	$10,486	$10,807	$10,796
12/31/2015	$10,070	$10,367	$10,574
1/31/2016	$9,285	$9,540	$9,978
2/29/2016	$9,324	$9,607	$9,975
3/31/2016	$10,166	$10,408	$10,677
4/30/2016	$10,275	$10,561	$10,743
5/31/2016	$10,434	$10,784	$10,935
6/30/2016	$10,128	$10,779	$10,958
7/31/2016	$10,677	$11,342	$11,393
8/31/2016	$10,843	$11,432	$11,422
9/30/2016	$10,874	$11,487	$11,440
10/31/2016	$10,498	$11,021	$11,192
11/30/2016	$11,296	$11,958	$11,693
12/31/2016	$11,394	$12,190	$11,921
1/31/2017	$11,728	$12,360	$12,145
2/28/2017	$12,016	$12,657	$12,597
3/31/2017	$12,016	$12,648	$12,606
4/30/2017	$11,982	$12,746	$12,739
5/31/2017	$11,922	$12,603	$12,870
6/30/2017	$11,996	$12,918	$12,986
7/31/2017	$12,096	$13,052	$13,231
8/31/2017	$12,022	$12,944	$13,256
9/30/2017	$12,537	$13,531	$13,579
10/31/2017	$12,738	$13,740	$13,876
11/30/2017	$13,172	$14,192	$14,297
12/31/2017	$13,290	$14,240	$14,440
1/31/2018	$13,766	$14,674	$15,201
2/28/2018	$13,159	$14,070	$14,641
3/31/2018	$13,182	$14,206	$14,347
4/30/2018	$13,236	$14,239	$14,402
5/31/2018	$13,543	$14,909	$14,808
6/30/2018	$13,528	$15,017	$14,905
7/31/2018	$13,904	$15,307	$15,400
8/31/2018	$14,242	$15,964	$15,940
9/30/2018	$14,135	$15,722	$15,967
10/31/2018	$12,929	$14,126	$14,791
11/30/2018	$13,282	$14,392	$15,087
12/31/2018	$11,879	$12,815	$13,683
1/31/2019	$13,130	$14,291	$14,858
2/28/2019	$13,591	$14,966	$15,380
3/31/2019	$13,553	$14,842	$15,605
4/30/2019	$14,120	$15,363	$16,228
5/31/2019	$13,370	$14,270	$15,178
6/30/2019	$14,284	$15,282	$16,244
7/31/2019	$14,390	$15,441	$16,485
8/31/2019	$13,909	$14,823	$16,149
9/30/2019	$14,159	$15,086	$16,433
10/31/2019	$14,265	$15,375	$16,786
11/30/2019	$14,832	$16,035	$17,424
12/31/2019	$14,994	$16,374	$17,928
1/31/2020	$14,621	$16,041	$17,908
2/29/2020	$13,423	$14,696	$16,442
3/31/2020	$10,120	$11,507	$14,181
4/30/2020	$11,772	$13,182	$16,059
5/31/2020	$12,621	$14,155	$16,918
6/30/2020	$12,795	$14,564	$17,304
7/31/2020	$13,214	$15,144	$18,287
8/31/2020	$13,923	$15,830	$19,612
9/30/2020	$13,609	$15,421	$18,898
10/31/2020	$13,889	$15,700	$18,490
11/30/2020	$15,982	$18,258	$20,739
12/31/2020	$17,226	$19,647	$21,672
1/31/2021	$16,912	$20,129	$21,576
2/28/2021	$18,018	$21,442	$22,250
3/31/2021	$18,458	$21,795	$23,048
4/30/2021	$19,601	$22,665	$24,236
5/31/2021	$19,463	$22,712	$24,346
6/30/2021	$19,639	$22,981	$24,947
7/31/2021	$19,928	$22,578	$25,369
8/31/2021	$20,267	$23,091	$26,092
9/30/2021	$19,412	$22,364	$24,921
10/31/2021	$20,393	$23,461	$26,607
11/30/2021	$19,777	$22,482	$26,202
12/31/2021	$20,788	$23,220	$27,234
1/31/2022	$19,152	$21,287	$25,631
2/28/2022	$18,863	$21,527	$24,986
3/31/2022	$19,084	$21,869	$25,796
4/30/2022	$17,738	$20,006	$23,481
5/31/2022	$17,465	$20,073	$23,450
6/30/2022	$16,085	$18,155	$21,488
7/31/2022	$17,500	$20,034	$23,504
8/31/2022	$16,920	$19,501	$22,627
9/30/2022	$15,421	$17,644	$20,528
10/31/2022	$16,517	$19,337	$22,212
11/30/2022	$17,709	$20,153	$23,371
12/31/2022	$17,064	$18,954	$22,003
1/31/2023	$18,930	$20,850	$23,518
2/28/2023	$18,619	$20,360	$22,968
3/31/2023	$18,120	$19,597	$23,583
4/30/2023	$17,897	$19,341	$23,834
5/31/2023	$17,131	$19,002	$23,927
6/30/2023	$18,497	$20,621	$25,560
7/31/2023	$19,230	$21,646	$26,477
8/31/2023	$18,797	$20,796	$25,966
9/30/2023	$17,653	$19,635	$24,729
10/31/2023	$16,453	$18,442	$24,073
11/30/2023	$18,064	$20,102	$26,318
12/31/2023	$19,771	$22,257	$27,714
1/31/2024	$19,448	$21,675	$28,021
2/29/2024	$20,520	$22,854	$29,538
3/31/2024	$21,131	$23,797	$30,491
4/30/2024	$19,391	$22,203	$29,149
5/31/2024	$20,278	$23,126	$30,526
6/30/2024	$19,967	$22,780	$31,471
7/31/2024	$21,339	$24,472	$32,056
8/31/2024	$21,350	$24,409	$32,754
9/30/2024	$21,466	$24,773	$33,432

Common Stock Fund

Annual Shareholder Report | September 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class C	20.72	8.36	7.94
Class C with Load	19.72	8.36	7.94
Russell 2500™ Index (Strategy)	26.17	10.43	9.50
Russell 3000® Index (Regulatory)	35.19	15.26	12.83

KEY FUND STATISTICS

Total net assets	$799,373,723
# of portfolio holdings	78
Portfolio turnover rate	46%
Total advisory fees paid	$6,047,377

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	20.0
Information technology	17.3
Financials	16.1
Health care	12.8
Materials	10.2
Consumer discretionary	9.8
Real estate	9.3
Consumer staples	2.6
Domestic Equity	1.5
Communication services	0.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Regal Rexnord Corp.	2.2
Teledyne Technologies, Inc.	2.1
Marvell Technology, Inc.	2.0
Carlisle Cos., Inc.	2.0
Melrose Industries PLC	1.9
SBA Communications Corp., Class A	1.9
HealthEquity, Inc.	1.9
Westlake Corp.	1.9
Sun Communities, Inc.	1.8
Bio-Rad Laboratories, Inc., Class A	1.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3508 09-24

Annual Shareholder Report

Common Stock Fund

September 30, 2024

Class A

SCSAX

This annual shareholder report contains important information about Common Stock Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$134	1.21%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the 12-month period that ended September 30, 2024, the equity markets soared to all-time highs, fueled by positive earnings surprises, robust economic growth, a decline in both inflation and interest rates, and a fervor around artificial intelligence (AI). Driven by semiconductor chip designer NVIDIA Corp., the AI theme significantly boosted the mega-cap growth sector to unprecedented heights. By contrast, small- and mid-cap stocks substantially underperformed large caps, partly due to their inferior balance sheet profiles. However, with the Federal Reserve pivoting to a more accommodative stance, future rate cuts could lower borrowing costs and be a catalyst for smaller-cap companies.

Key detractors during the period included Atkore Inc., which endured a cyclical downturn, citing weaker customer spending, and Leslie’s Inc., which toiled with a decline in chlorine prices, a CEO change, and softness in new pool and renovation construction. Going forward, we remain optimistic about the Fund’s prospects given the attractive private market valuations of many of our holdings.

Total return based on a $10,000 investment

	Class A with Load	Russell 2500™ Index	Russell 3000® Index
9/30/2014	$9,426	$10,000	$10,000
10/31/2014	$9,479	$10,443	$10,275
11/30/2014	$9,726	$10,533	$10,524
12/31/2014	$9,782	$10,677	$10,524
1/31/2015	$9,435	$10,458	$10,231
2/28/2015	$10,125	$11,081	$10,824
3/31/2015	$10,193	$11,229	$10,713
4/30/2015	$10,039	$11,032	$10,762
5/31/2015	$10,215	$11,268	$10,911
6/30/2015	$10,146	$11,190	$10,728
7/31/2015	$10,193	$11,169	$10,908
8/31/2015	$9,701	$10,508	$10,249
9/30/2015	$9,260	$10,038	$9,951
10/31/2015	$9,898	$10,599	$10,736
11/30/2015	$9,971	$10,807	$10,796
12/31/2015	$9,582	$10,367	$10,574
1/31/2016	$8,841	$9,540	$9,978
2/29/2016	$8,880	$9,607	$9,975
3/31/2016	$9,694	$10,408	$10,677
4/30/2016	$9,800	$10,561	$10,743
5/31/2016	$9,960	$10,784	$10,935
6/30/2016	$9,674	$10,779	$10,958
7/31/2016	$10,202	$11,342	$11,393
8/31/2016	$10,371	$11,432	$11,422
9/30/2016	$10,410	$11,487	$11,440
10/31/2016	$10,057	$11,021	$11,192
11/30/2016	$10,827	$11,958	$11,693
12/31/2016	$10,921	$12,190	$11,921
1/31/2017	$11,252	$12,360	$12,145
2/28/2017	$11,533	$12,657	$12,597
3/31/2017	$11,538	$12,648	$12,606
4/30/2017	$11,513	$12,746	$12,739
5/31/2017	$11,463	$12,603	$12,870
6/30/2017	$11,543	$12,918	$12,986
7/31/2017	$11,649	$13,052	$13,231
8/31/2017	$11,589	$12,944	$13,256
9/30/2017	$12,086	$13,531	$13,579
10/31/2017	$12,292	$13,740	$13,876
11/30/2017	$12,714	$14,192	$14,297
12/31/2017	$12,838	$14,240	$14,440
1/31/2018	$13,307	$14,674	$15,201
2/28/2018	$12,726	$14,070	$14,641
3/31/2018	$12,760	$14,206	$14,347
4/30/2018	$12,821	$14,239	$14,402
5/31/2018	$13,123	$14,909	$14,808
6/30/2018	$13,117	$15,017	$14,905
7/31/2018	$13,491	$15,307	$15,400
8/31/2018	$13,827	$15,964	$15,940
9/30/2018	$13,732	$15,722	$15,967
10/31/2018	$12,570	$14,126	$14,791
11/30/2018	$12,922	$14,392	$15,087
12/31/2018	$11,561	$12,815	$13,683
1/31/2019	$12,784	$14,291	$14,858
2/28/2019	$13,238	$14,966	$15,380
3/31/2019	$13,212	$14,842	$15,605
4/30/2019	$13,777	$15,363	$16,228
5/31/2019	$13,054	$14,270	$15,178
6/30/2019	$13,948	$15,282	$16,244
7/31/2019	$14,066	$15,441	$16,485
8/31/2019	$13,606	$14,823	$16,149
9/30/2019	$13,856	$15,086	$16,433
10/31/2019	$13,974	$15,375	$16,786
11/30/2019	$14,533	$16,035	$17,424
12/31/2019	$14,705	$16,374	$17,928
1/31/2020	$14,346	$16,041	$17,908
2/29/2020	$13,179	$14,696	$16,442
3/31/2020	$9,948	$11,507	$14,181
4/30/2020	$11,571	$13,182	$16,059
5/31/2020	$12,416	$14,155	$16,918
6/30/2020	$12,603	$14,564	$17,304
7/31/2020	$13,022	$15,144	$18,287
8/31/2020	$13,672	$15,830	$19,612
9/30/2020	$13,373	$15,421	$18,898
10/31/2020	$13,658	$15,700	$18,490
11/30/2020	$15,729	$18,258	$20,739
12/31/2020	$16,963	$19,647	$21,672
1/31/2021	$16,665	$20,129	$21,576
2/28/2021	$17,765	$21,442	$22,250
3/31/2021	$18,205	$21,795	$23,048
4/30/2021	$19,353	$22,665	$24,236
5/31/2021	$19,219	$22,712	$24,346
6/30/2021	$19,408	$22,981	$24,947
7/31/2021	$19,707	$22,578	$25,369
8/31/2021	$20,053	$23,091	$26,092
9/30/2021	$19,227	$22,364	$24,921
10/31/2021	$20,202	$23,461	$26,607
11/30/2021	$19,605	$22,482	$26,202
12/31/2021	$20,624	$23,220	$27,234
1/31/2022	$19,013	$21,287	$25,631
2/28/2022	$18,730	$21,527	$24,986
3/31/2022	$18,956	$21,869	$25,796
4/30/2022	$17,628	$20,006	$23,481
5/31/2022	$17,364	$20,073	$23,450
6/30/2022	$16,007	$18,155	$21,488
7/31/2022	$17,411	$20,034	$23,504
8/31/2022	$16,855	$19,501	$22,627
9/30/2022	$15,367	$17,644	$20,528
10/31/2022	$16,460	$19,337	$22,212
11/30/2022	$17,647	$20,153	$23,371
12/31/2022	$17,004	$18,954	$22,003
1/31/2023	$18,864	$20,850	$23,518
2/28/2023	$18,554	$20,360	$22,968
3/31/2023	$18,056	$19,597	$23,583
4/30/2023	$17,835	$19,341	$23,834
5/31/2023	$17,071	$19,002	$23,927
6/30/2023	$18,432	$20,621	$25,560
7/31/2023	$19,163	$21,646	$26,477
8/31/2023	$18,731	$20,796	$25,966
9/30/2023	$17,591	$19,635	$24,729
10/31/2023	$16,395	$18,442	$24,073
11/30/2023	$18,001	$20,102	$26,318
12/31/2023	$19,702	$22,257	$27,714
1/31/2024	$19,380	$21,675	$28,021
2/29/2024	$20,448	$22,854	$29,538
3/31/2024	$21,057	$23,797	$30,491
4/30/2024	$19,323	$22,203	$29,149
5/31/2024	$20,207	$23,126	$30,526
6/30/2024	$19,897	$22,780	$31,471
7/31/2024	$21,264	$24,472	$32,056
8/31/2024	$21,276	$24,409	$32,754
9/30/2024	$21,391	$24,773	$33,432

Common Stock Fund

Annual Shareholder Report | September 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class A	21.60	9.07	8.54
Class A with Load	14.60	7.78	7.90
Russell 2500™ Index (Strategy)	26.17	10.43	9.50
Russell 3000® Index (Regulatory)	35.19	15.26	12.83

KEY FUND STATISTICS

Total net assets	$799,373,723
# of portfolio holdings	78
Portfolio turnover rate	46%
Total advisory fees paid	$6,047,377

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	20.0
Information technology	17.3
Financials	16.1
Health care	12.8
Materials	10.2
Consumer discretionary	9.8
Real estate	9.3
Consumer staples	2.6
Domestic Equity	1.5
Communication services	0.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Regal Rexnord Corp.	2.2
Teledyne Technologies, Inc.	2.1
Marvell Technology, Inc.	2.0
Carlisle Cos., Inc.	2.0
Melrose Industries PLC	1.9
SBA Communications Corp., Class A	1.9
HealthEquity, Inc.	1.9
Westlake Corp.	1.9
Sun Communities, Inc.	1.8
Bio-Rad Laboratories, Inc., Class A	1.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3301 09-24

Annual Shareholder Report

Common Stock Fund

September 30, 2024

Administrator Class

SCSDX

This annual shareholder report contains important information about Common Stock Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$122	1.10%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the 12-month period that ended September 30, 2024, the equity markets soared to all-time highs, fueled by positive earnings surprises, robust economic growth, a decline in both inflation and interest rates, and a fervor around artificial intelligence (AI). Driven by semiconductor chip designer NVIDIA Corp., the AI theme significantly boosted the mega-cap growth sector to unprecedented heights. By contrast, small- and mid-cap stocks substantially underperformed large caps, partly due to their inferior balance sheet profiles. However, with the Federal Reserve pivoting to a more accommodative stance, future rate cuts could lower borrowing costs and be a catalyst for smaller-cap companies.

Key detractors during the period included Atkore Inc., which endured a cyclical downturn, citing weaker customer spending, and Leslie’s Inc., which toiled with a decline in chlorine prices, a CEO change, and softness in new pool and renovation construction. Going forward, we remain optimistic about the Fund’s prospects given the attractive private market valuations of many of our holdings.

Total return based on a $10,000 investment

	Administrator Class	Russell 2500™ Index	Russell 3000® Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,060	$10,443	$10,275
11/30/2014	$10,320	$10,533	$10,524
12/31/2014	$10,388	$10,677	$10,524
1/31/2015	$10,019	$10,458	$10,231
2/28/2015	$10,748	$11,081	$10,824
3/31/2015	$10,825	$11,229	$10,713
4/30/2015	$10,663	$11,032	$10,762
5/31/2015	$10,847	$11,268	$10,911
6/30/2015	$10,775	$11,190	$10,728
7/31/2015	$10,829	$11,169	$10,908
8/31/2015	$10,307	$10,508	$10,249
9/30/2015	$9,838	$10,038	$9,951
10/31/2015	$10,519	$10,599	$10,736
11/30/2015	$10,600	$10,807	$10,796
12/31/2015	$10,187	$10,367	$10,574
1/31/2016	$9,399	$9,540	$9,978
2/29/2016	$9,445	$9,607	$9,975
3/31/2016	$10,309	$10,408	$10,677
4/30/2016	$10,421	$10,561	$10,743
5/31/2016	$10,594	$10,784	$10,935
6/30/2016	$10,294	$10,779	$10,958
7/31/2016	$10,853	$11,342	$11,393
8/31/2016	$11,036	$11,432	$11,422
9/30/2016	$11,077	$11,487	$11,440
10/31/2016	$10,701	$11,021	$11,192
11/30/2016	$11,520	$11,958	$11,693
12/31/2016	$11,629	$12,190	$11,921
1/31/2017	$11,982	$12,360	$12,145
2/28/2017	$12,277	$12,657	$12,597
3/31/2017	$12,288	$12,648	$12,606
4/30/2017	$12,261	$12,746	$12,739
5/31/2017	$12,209	$12,603	$12,870
6/30/2017	$12,293	$12,918	$12,986
7/31/2017	$12,409	$13,052	$13,231
8/31/2017	$12,346	$12,944	$13,256
9/30/2017	$12,878	$13,531	$13,579
10/31/2017	$13,100	$13,740	$13,876
11/30/2017	$13,553	$14,192	$14,297
12/31/2017	$13,689	$14,240	$14,440
1/31/2018	$14,187	$14,674	$15,201
2/28/2018	$13,572	$14,070	$14,641
3/31/2018	$13,607	$14,206	$14,347
4/30/2018	$13,677	$14,239	$14,402
5/31/2018	$13,999	$14,909	$14,808
6/30/2018	$13,994	$15,017	$14,905
7/31/2018	$14,398	$15,307	$15,400
8/31/2018	$14,755	$15,964	$15,940
9/30/2018	$14,661	$15,722	$15,967
10/31/2018	$13,414	$14,126	$14,791
11/30/2018	$13,794	$14,392	$15,087
12/31/2018	$12,338	$12,815	$13,683
1/31/2019	$13,650	$14,291	$14,858
2/28/2019	$14,138	$14,966	$15,380
3/31/2019	$14,111	$14,842	$15,605
4/30/2019	$14,715	$15,363	$16,228
5/31/2019	$13,946	$14,270	$15,178
6/30/2019	$14,908	$15,282	$16,244
7/31/2019	$15,038	$15,441	$16,485
8/31/2019	$14,544	$14,823	$16,149
9/30/2019	$14,811	$15,086	$16,433
10/31/2019	$14,942	$15,375	$16,786
11/30/2019	$15,540	$16,035	$17,424
12/31/2019	$15,716	$16,374	$17,928
1/31/2020	$15,342	$16,041	$17,908
2/29/2020	$14,102	$14,696	$16,442
3/31/2020	$10,639	$11,507	$14,181
4/30/2020	$12,378	$13,182	$16,059
5/31/2020	$13,283	$14,155	$16,918
6/30/2020	$13,486	$14,564	$17,304
7/31/2020	$13,938	$15,144	$18,287
8/31/2020	$14,882	$15,830	$19,612
9/30/2020	$14,562	$15,421	$18,898
10/31/2020	$14,874	$15,700	$18,490
11/30/2020	$17,128	$18,258	$20,739
12/31/2020	$18,470	$19,647	$21,672
1/31/2021	$18,159	$20,129	$21,576
2/28/2021	$19,361	$21,442	$22,250
3/31/2021	$19,836	$21,795	$23,048
4/30/2021	$21,087	$22,665	$24,236
5/31/2021	$20,948	$22,712	$24,346
6/30/2021	$21,161	$22,981	$24,947
7/31/2021	$21,480	$22,578	$25,369
8/31/2021	$21,864	$23,091	$26,092
9/30/2021	$20,964	$22,364	$24,921
10/31/2021	$22,028	$23,461	$26,607
11/30/2021	$21,381	$22,482	$26,202
12/31/2021	$22,491	$23,220	$27,234
1/31/2022	$20,733	$21,287	$25,631
2/28/2022	$20,432	$21,527	$24,986
3/31/2022	$20,684	$21,869	$25,796
4/30/2022	$19,237	$20,006	$23,481
5/31/2022	$18,945	$20,073	$23,450
6/30/2022	$17,468	$18,155	$21,488
7/31/2022	$19,033	$20,034	$23,504
8/31/2022	$18,420	$19,501	$22,627
9/30/2022	$16,798	$17,644	$20,528
10/31/2022	$17,993	$19,337	$22,212
11/30/2022	$19,295	$20,153	$23,371
12/31/2022	$18,594	$18,954	$22,003
1/31/2023	$20,628	$20,850	$23,518
2/28/2023	$20,289	$20,360	$22,968
3/31/2023	$19,746	$19,597	$23,583
4/30/2023	$19,509	$19,341	$23,834
5/31/2023	$18,673	$19,002	$23,927
6/30/2023	$20,165	$20,621	$25,560
7/31/2023	$20,967	$21,646	$26,477
8/31/2023	$20,504	$20,796	$25,966
9/30/2023	$19,249	$19,635	$24,729
10/31/2023	$17,949	$18,442	$24,073
11/30/2023	$19,701	$20,102	$26,318
12/31/2023	$21,574	$22,257	$27,714
1/31/2024	$21,223	$21,675	$28,021
2/29/2024	$22,404	$22,854	$29,538
3/31/2024	$23,071	$23,797	$30,491
4/30/2024	$21,164	$22,203	$29,149
5/31/2024	$22,135	$23,126	$30,526
6/30/2024	$21,796	$22,780	$31,471
7/31/2024	$23,294	$24,472	$32,056
8/31/2024	$23,317	$24,409	$32,754
9/30/2024	$23,446	$24,773	$33,432

Common Stock Fund

Annual Shareholder Report | September 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Administrator Class	21.80	9.62	8.89
Russell 2500™ Index (Strategy)	26.17	10.43	9.50
Russell 3000® Index (Regulatory)	35.19	15.26	12.83

KEY FUND STATISTICS

Total net assets	$799,373,723
# of portfolio holdings	78
Portfolio turnover rate	46%
Total advisory fees paid	$6,047,377

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	20.0
Information technology	17.3
Financials	16.1
Health care	12.8
Materials	10.2
Consumer discretionary	9.8
Real estate	9.3
Consumer staples	2.6
Domestic Equity	1.5
Communication services	0.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Regal Rexnord Corp.	2.2
Teledyne Technologies, Inc.	2.1
Marvell Technology, Inc.	2.0
Carlisle Cos., Inc.	2.0
Melrose Industries PLC	1.9
SBA Communications Corp., Class A	1.9
HealthEquity, Inc.	1.9
Westlake Corp.	1.9
Sun Communities, Inc.	1.8
Bio-Rad Laboratories, Inc., Class A	1.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3753 09-24

Annual Shareholder Report

SMID Cap Growth Fund

September 30, 2024

Class R6

WFDRX

This annual shareholder report contains important information about SMID Cap Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$91	0.79%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Positive earnings results fueled a bull market for U.S. equities during the 12-month period that ended September 30, 2024. Despite lingering macroeconomic concerns, the S&P 500 Index marked its fourth straight quarter of favorable year-over-year earnings growth. Companies tied to artificial intelligence (AI) saw their valuations soar, with the so called “Magnificent 7” stocks substantially outperforming the market. Late in the fiscal year, market leadership broadened as several mega-cap companies struggled to meet high expectations and the Federal Reserve reduced policy rates. As a result, small- and mid-cap stocks narrowed the performance gap relative to large caps. This aided the Fund’s performance.

The portfolio benefited from security selection within the industrials and consumer discretionary sectors. In particular, exposure to companies that are facilitating the buildout of AI contributed to performance. To the contrary, enterprise software spending slumped as information technology budgets were pointed toward AI-related projects. Portfolio holdings with software-related products detracted from returns. While we adjusted individual holdings, we have not made material changes within positioning.

Total return based on a $10,000 investment

	Class R6	Russell 2500® Growth Index	Russell 3000® Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,456	$10,440	$10,275
11/30/2014	$10,553	$10,614	$10,524
12/31/2014	$10,538	$10,749	$10,524
1/31/2015	$10,384	$10,583	$10,231
2/28/2015	$11,071	$11,362	$10,824
3/31/2015	$11,234	$11,548	$10,713
4/30/2015	$11,158	$11,308	$10,762
5/31/2015	$11,484	$11,657	$10,911
6/30/2015	$11,592	$11,619	$10,728
7/31/2015	$11,739	$11,757	$10,908
8/31/2015	$10,976	$10,933	$10,249
9/30/2015	$10,253	$10,335	$9,951
10/31/2015	$10,666	$10,875	$10,736
11/30/2015	$10,723	$11,122	$10,796
12/31/2015	$10,428	$10,729	$10,574
1/31/2016	$9,409	$9,668	$9,978
2/29/2016	$9,309	$9,697	$9,975
3/31/2016	$10,007	$10,443	$10,677
4/30/2016	$10,195	$10,544	$10,743
5/31/2016	$10,473	$10,805	$10,935
6/30/2016	$10,515	$10,725	$10,958
7/31/2016	$10,991	$11,363	$11,393
8/31/2016	$10,939	$11,442	$11,422
9/30/2016	$11,050	$11,475	$11,440
10/31/2016	$10,678	$10,875	$11,192
11/30/2016	$11,259	$11,668	$11,693
12/31/2016	$11,226	$11,772	$11,921
1/31/2017	$11,673	$12,051	$12,145
2/28/2017	$12,289	$12,417	$12,597
3/31/2017	$12,345	$12,508	$12,606
4/30/2017	$12,704	$12,728	$12,739
5/31/2017	$12,824	$12,734	$12,870
6/30/2017	$12,986	$13,024	$12,986
7/31/2017	$13,204	$13,198	$13,231
8/31/2017	$13,249	$13,224	$13,256
9/30/2017	$13,700	$13,777	$13,579
10/31/2017	$14,031	$14,146	$13,876
11/30/2017	$14,369	$14,612	$14,297
12/31/2017	$14,551	$14,651	$14,440
1/31/2018	$15,472	$15,383	$15,201
2/28/2018	$15,080	$14,878	$14,641
3/31/2018	$15,022	$15,000	$14,347
4/30/2018	$14,807	$14,905	$14,402
5/31/2018	$15,563	$15,698	$14,808
6/30/2018	$15,728	$15,829	$14,905
7/31/2018	$15,869	$16,126	$15,400
8/31/2018	$17,153	$17,215	$15,940
9/30/2018	$17,042	$16,964	$15,967
10/31/2018	$15,059	$14,926	$14,791
11/30/2018	$15,154	$15,208	$15,087
12/31/2018	$13,578	$13,558	$13,683
1/31/2019	$15,327	$15,172	$14,858
2/28/2019	$16,521	$16,172	$15,380
3/31/2019	$16,729	$16,132	$15,605
4/30/2019	$17,362	$16,696	$16,228
5/31/2019	$17,116	$15,587	$15,178
6/30/2019	$18,547	$16,800	$16,244
7/31/2019	$19,122	$17,062	$16,485
8/31/2019	$18,479	$16,577	$16,149
9/30/2019	$17,768	$16,266	$16,433
10/31/2019	$17,614	$16,683	$16,786
11/30/2019	$18,904	$17,819	$17,424
12/31/2019	$18,974	$17,985	$17,928
1/31/2020	$19,601	$18,004	$17,908
2/29/2020	$18,652	$16,783	$16,442
3/31/2020	$15,598	$13,809	$14,181
4/30/2020	$18,368	$16,023	$16,059
5/31/2020	$20,621	$17,696	$16,918
6/30/2020	$21,226	$18,348	$17,304
7/31/2020	$22,911	$19,352	$18,287
8/31/2020	$24,411	$20,223	$19,612
9/30/2020	$24,531	$20,067	$18,898
10/31/2020	$24,815	$20,304	$18,490
11/30/2020	$28,403	$23,262	$20,739
12/31/2020	$30,836	$25,263	$21,672
1/31/2021	$30,436	$25,969	$21,576
2/28/2021	$31,031	$26,785	$22,250
3/31/2021	$29,080	$25,891	$23,048
4/30/2021	$30,682	$26,801	$24,236
5/31/2021	$29,206	$26,056	$24,346
6/30/2021	$31,460	$27,454	$24,947
7/31/2021	$31,592	$26,860	$25,369
8/31/2021	$32,873	$27,532	$26,092
9/30/2021	$30,911	$26,484	$24,921
10/31/2021	$32,627	$27,842	$26,607
11/30/2021	$29,566	$26,408	$26,202
12/31/2021	$29,401	$26,537	$27,234
1/31/2022	$23,958	$23,036	$25,631
2/28/2022	$23,684	$23,105	$24,986
3/31/2022	$23,881	$23,272	$25,796
4/30/2022	$20,334	$20,615	$23,481
5/31/2022	$18,728	$20,114	$23,450
6/30/2022	$17,860	$18,722	$21,488
7/31/2022	$20,578	$20,858	$23,504
8/31/2022	$19,870	$20,462	$22,627
9/30/2022	$17,989	$18,699	$20,528
10/31/2022	$19,047	$20,219	$22,212
11/30/2022	$19,755	$20,821	$23,371
12/31/2022	$18,337	$19,582	$22,003
1/31/2023	$20,316	$21,542	$23,518
2/28/2023	$19,769	$21,201	$22,968
3/31/2023	$20,393	$20,863	$23,583
4/30/2023	$20,178	$20,600	$23,834
5/31/2023	$20,332	$20,577	$23,927
6/30/2023	$21,656	$22,201	$25,560
7/31/2023	$21,933	$22,943	$26,477
8/31/2023	$21,109	$22,009	$25,966
9/30/2023	$19,893	$20,683	$24,729
10/31/2023	$18,491	$19,248	$24,073
11/30/2023	$20,401	$20,954	$26,318
12/31/2023	$22,118	$23,288	$27,714
1/31/2024	$22,034	$22,762	$28,021
2/29/2024	$23,720	$24,606	$29,538
3/31/2024	$24,459	$25,270	$30,491
4/30/2024	$23,327	$23,387	$29,149
5/31/2024	$24,028	$24,335	$30,526
6/30/2024	$24,036	$24,205	$31,471
7/31/2024	$24,483	$25,679	$32,056
8/31/2024	$25,237	$25,480	$32,754
9/30/2024	$26,007	$25,896	$33,432

SMID Cap Growth Fund

Annual Shareholder Report | September 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class R6	30.74	7.92	10.03
Russell 2500® Growth Index (Strategy)	25.20	9.75	9.98
Russell 3000® Index (Regulatory)	35.19	15.26	12.83

KEY FUND STATISTICS

Total net assets	$1,129,551,146
# of portfolio holdings	75
Portfolio turnover rate	64%
Total advisory fees paid	$8,525,068

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	26.5
Information technology	23.7
Health care	21.0
Consumer discretionary	13.1
Financials	8.0
Communication services	3.5
Materials	1.6
Real estate	1.4
Consumer staples	1.2

TOP TEN HOLDINGS (% OF NET ASSETS)

Natera, Inc.	2.7
Tetra Tech, Inc.	2.3
Clearwater Analytics Holdings, Inc., Class A	2.2
Casella Waste Systems, Inc., Class A	2.2
Dynatrace, Inc.	2.1
Morningstar, Inc.	2.0
EMCOR Group, Inc.	1.9
Applied Industrial Technologies, Inc.	1.9
Saia, Inc.	1.9
TKO Group Holdings, Inc., Class A	1.9

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2023.

On May 31, 2024, Robert Gruendyke was added as a portfolio manager to the Fund. On August 9, 2024, the Fund’s name was changed from the Allspring Discovery SMID Cap Growth Fund to the Allspring SMID Cap Growth Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4659 09-24

Annual Shareholder Report

SMID Cap Growth Fund

September 30, 2024

Institutional Class

WFDSX

This annual shareholder report contains important information about SMID Cap Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$103	0.89%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Positive earnings results fueled a bull market for U.S. equities during the 12-month period that ended September 30, 2024. Despite lingering macroeconomic concerns, the S&P 500 Index marked its fourth straight quarter of favorable year-over-year earnings growth. Companies tied to artificial intelligence (AI) saw their valuations soar, with the so called “Magnificent 7” stocks substantially outperforming the market. Late in the fiscal year, market leadership broadened as several mega-cap companies struggled to meet high expectations and the Federal Reserve reduced policy rates. As a result, small- and mid-cap stocks narrowed the performance gap relative to large caps. This aided the Fund’s performance.

The portfolio benefited from security selection within the industrials and consumer discretionary sectors. In particular, exposure to companies that are facilitating the buildout of AI contributed to performance. To the contrary, enterprise software spending slumped as information technology budgets were pointed toward AI-related projects. Portfolio holdings with software-related products detracted from returns. While we adjusted individual holdings, we have not made material changes within positioning.

Total return based on a $10,000 investment

	Institutional Class	Russell 2500® Growth Index	Russell 3000® Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,456	$10,440	$10,275
11/30/2014	$10,554	$10,614	$10,524
12/31/2014	$10,538	$10,749	$10,524
1/31/2015	$10,385	$10,583	$10,231
2/28/2015	$11,069	$11,362	$10,824
3/31/2015	$11,232	$11,548	$10,713
4/30/2015	$11,156	$11,308	$10,762
5/31/2015	$11,479	$11,657	$10,911
6/30/2015	$11,591	$11,619	$10,728
7/31/2015	$11,735	$11,757	$10,908
8/31/2015	$10,973	$10,933	$10,249
9/30/2015	$10,247	$10,335	$9,951
10/31/2015	$10,660	$10,875	$10,736
11/30/2015	$10,717	$11,122	$10,796
12/31/2015	$10,422	$10,729	$10,574
1/31/2016	$9,402	$9,668	$9,978
2/29/2016	$9,298	$9,697	$9,975
3/31/2016	$10,001	$10,443	$10,677
4/30/2016	$10,185	$10,544	$10,743
5/31/2016	$10,464	$10,805	$10,935
6/30/2016	$10,502	$10,725	$10,958
7/31/2016	$10,979	$11,363	$11,393
8/31/2016	$10,927	$11,442	$11,422
9/30/2016	$11,034	$11,475	$11,440
10/31/2016	$10,662	$10,875	$11,192
11/30/2016	$11,243	$11,668	$11,693
12/31/2016	$11,207	$11,772	$11,921
1/31/2017	$11,654	$12,051	$12,145
2/28/2017	$12,267	$12,417	$12,597
3/31/2017	$12,324	$12,508	$12,606
4/30/2017	$12,680	$12,728	$12,739
5/31/2017	$12,796	$12,734	$12,870
6/30/2017	$12,958	$13,024	$12,986
7/31/2017	$13,173	$13,198	$13,231
8/31/2017	$13,219	$13,224	$13,256
9/30/2017	$13,670	$13,777	$13,579
10/31/2017	$13,997	$14,146	$13,876
11/30/2017	$14,332	$14,612	$14,297
12/31/2017	$14,511	$14,651	$14,440
1/31/2018	$15,429	$15,383	$15,201
2/28/2018	$15,036	$14,878	$14,641
3/31/2018	$14,978	$15,000	$14,347
4/30/2018	$14,763	$14,905	$14,402
5/31/2018	$15,512	$15,698	$14,808
6/30/2018	$15,677	$15,829	$14,905
7/31/2018	$15,818	$16,126	$15,400
8/31/2018	$17,097	$17,215	$15,940
9/30/2018	$16,985	$16,964	$15,967
10/31/2018	$15,007	$14,926	$14,791
11/30/2018	$15,098	$15,208	$15,087
12/31/2018	$13,527	$13,558	$13,683
1/31/2019	$15,272	$15,172	$14,858
2/28/2019	$16,459	$16,172	$15,380
3/31/2019	$16,668	$16,132	$15,605
4/30/2019	$17,293	$16,696	$16,228
5/31/2019	$17,046	$15,587	$15,178
6/30/2019	$18,471	$16,800	$16,244
7/31/2019	$19,043	$17,062	$16,485
8/31/2019	$18,398	$16,577	$16,149
9/30/2019	$17,690	$16,266	$16,433
10/31/2019	$17,530	$16,683	$16,786
11/30/2019	$18,820	$17,819	$17,424
12/31/2019	$18,884	$17,985	$17,928
1/31/2020	$19,503	$18,004	$17,908
2/29/2020	$18,556	$16,783	$16,442
3/31/2020	$15,523	$13,809	$14,181
4/30/2020	$18,277	$16,023	$16,059
5/31/2020	$20,515	$17,696	$16,918
6/30/2020	$21,118	$18,348	$17,304
7/31/2020	$22,787	$19,352	$18,287
8/31/2020	$24,281	$20,223	$19,612
9/30/2020	$24,396	$20,067	$18,898
10/31/2020	$24,675	$20,304	$18,490
11/30/2020	$28,244	$23,262	$20,739
12/31/2020	$30,659	$25,263	$21,672
1/31/2021	$30,257	$25,969	$21,576
2/28/2021	$30,849	$26,785	$22,250
3/31/2021	$28,907	$25,891	$23,048
4/30/2021	$30,492	$26,801	$24,236
5/31/2021	$29,027	$26,056	$24,346
6/30/2021	$31,268	$27,454	$24,947
7/31/2021	$31,394	$26,860	$25,369
8/31/2021	$32,664	$27,532	$26,092
9/30/2021	$30,716	$26,484	$24,921
10/31/2021	$32,411	$27,842	$26,607
11/30/2021	$29,372	$26,408	$26,202
12/31/2021	$29,205	$26,537	$27,234
1/31/2022	$23,797	$23,036	$25,631
2/28/2022	$23,521	$23,105	$24,986
3/31/2022	$23,713	$23,272	$25,796
4/30/2022	$20,191	$20,615	$23,481
5/31/2022	$18,596	$20,114	$23,450
6/30/2022	$17,729	$18,722	$21,488
7/31/2022	$20,429	$20,858	$23,504
8/31/2022	$19,723	$20,462	$22,627
9/30/2022	$17,852	$18,699	$20,528
10/31/2022	$18,903	$20,219	$22,212
11/30/2022	$19,608	$20,821	$23,371
12/31/2022	$18,194	$19,582	$22,003
1/31/2023	$20,158	$21,542	$23,518
2/28/2023	$19,615	$21,201	$22,968
3/31/2023	$20,228	$20,863	$23,583
4/30/2023	$20,011	$20,600	$23,834
5/31/2023	$20,166	$20,577	$23,927
6/30/2023	$21,478	$22,201	$25,560
7/31/2023	$21,749	$22,943	$26,477
8/31/2023	$20,934	$22,009	$25,966
9/30/2023	$19,723	$20,683	$24,729
10/31/2023	$18,334	$19,248	$24,073
11/30/2023	$20,228	$20,954	$26,318
12/31/2023	$21,928	$23,288	$27,714
1/31/2024	$21,835	$22,762	$28,021
2/29/2024	$23,511	$24,606	$29,538
3/31/2024	$24,241	$25,270	$30,491
4/30/2024	$23,115	$23,387	$29,149
5/31/2024	$23,806	$24,335	$30,526
6/30/2024	$23,814	$24,205	$31,471
7/31/2024	$24,256	$25,679	$32,056
8/31/2024	$25,002	$25,480	$32,754
9/30/2024	$25,762	$25,896	$33,432

SMID Cap Growth Fund

Annual Shareholder Report | September 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Institutional Class	30.62	7.81	9.93
Russell 2500® Growth Index (Strategy)	25.20	9.75	9.98
Russell 3000® Index (Regulatory)	35.19	15.26	12.83

KEY FUND STATISTICS

Total net assets	$1,129,551,146
# of portfolio holdings	75
Portfolio turnover rate	64%
Total advisory fees paid	$8,525,068

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	26.5
Information technology	23.7
Health care	21.0
Consumer discretionary	13.1
Financials	8.0
Communication services	3.5
Materials	1.6
Real estate	1.4
Consumer staples	1.2

TOP TEN HOLDINGS (% OF NET ASSETS)

Natera, Inc.	2.7
Tetra Tech, Inc.	2.3
Clearwater Analytics Holdings, Inc., Class A	2.2
Casella Waste Systems, Inc., Class A	2.2
Dynatrace, Inc.	2.1
Morningstar, Inc.	2.0
EMCOR Group, Inc.	1.9
Applied Industrial Technologies, Inc.	1.9
Saia, Inc.	1.9
TKO Group Holdings, Inc., Class A	1.9

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2023.

On May 31, 2024, Robert Gruendyke was added as a portfolio manager to the Fund. On August 9, 2024, the Fund’s name was changed from the Allspring Discovery SMID Cap Growth Fund to the Allspring SMID Cap Growth Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3123 09-24

Annual Shareholder Report

SMID Cap Growth Fund

September 30, 2024

Class C

WDSCX

This annual shareholder report contains important information about SMID Cap Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$225	1.96%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Positive earnings results fueled a bull market for U.S. equities during the 12-month period that ended September 30, 2024. Despite lingering macroeconomic concerns, the S&P 500 Index marked its fourth straight quarter of favorable year-over-year earnings growth. Companies tied to artificial intelligence (AI) saw their valuations soar, with the so called “Magnificent 7” stocks substantially outperforming the market. Late in the fiscal year, market leadership broadened as several mega-cap companies struggled to meet high expectations and the Federal Reserve reduced policy rates. As a result, small- and mid-cap stocks narrowed the performance gap relative to large caps. This aided the Fund’s performance.

The portfolio benefited from security selection within the industrials and consumer discretionary sectors. In particular, exposure to companies that are facilitating the buildout of AI contributed to performance. To the contrary, enterprise software spending slumped as information technology budgets were pointed toward AI-related projects. Portfolio holdings with software-related products detracted from returns. While we adjusted individual holdings, we have not made material changes within positioning.

Total return based on a $10,000 investment

	Class C with Load	Russell 2500® Growth Index	Russell 3000® Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,448	$10,440	$10,275
11/30/2014	$10,537	$10,614	$10,524
12/31/2014	$10,509	$10,749	$10,524
1/31/2015	$10,344	$10,583	$10,231
2/28/2015	$11,018	$11,362	$10,824
3/31/2015	$11,169	$11,548	$10,713
4/30/2015	$11,083	$11,308	$10,762
5/31/2015	$11,392	$11,657	$10,911
6/30/2015	$11,492	$11,619	$10,728
7/31/2015	$11,625	$11,757	$10,908
8/31/2015	$10,860	$10,933	$10,249
9/30/2015	$10,135	$10,335	$9,951
10/31/2015	$10,530	$10,875	$10,736
11/30/2015	$10,580	$11,122	$10,796
12/31/2015	$10,273	$10,729	$10,574
1/31/2016	$9,262	$9,668	$9,978
2/29/2016	$9,155	$9,697	$9,975
3/31/2016	$9,835	$10,443	$10,677
4/30/2016	$10,009	$10,544	$10,743
5/31/2016	$10,269	$10,805	$10,935
6/30/2016	$10,301	$10,725	$10,958
7/31/2016	$10,755	$11,363	$11,393
8/31/2016	$10,696	$11,442	$11,422
9/30/2016	$10,795	$11,475	$11,440
10/31/2016	$10,419	$10,875	$11,192
11/30/2016	$10,977	$11,668	$11,693
12/31/2016	$10,931	$11,772	$11,921
1/31/2017	$11,356	$12,051	$12,145
2/28/2017	$11,946	$12,417	$12,597
3/31/2017	$11,990	$12,508	$12,606
4/30/2017	$12,322	$12,728	$12,739
5/31/2017	$12,427	$12,734	$12,870
6/30/2017	$12,571	$13,024	$12,986
7/31/2017	$12,771	$13,198	$13,231
8/31/2017	$12,803	$13,224	$13,256
9/30/2017	$13,224	$13,777	$13,579
10/31/2017	$13,533	$14,146	$13,876
11/30/2017	$13,842	$14,612	$14,297
12/31/2017	$14,004	$14,651	$14,440
1/31/2018	$14,873	$15,383	$15,201
2/28/2018	$14,485	$14,878	$14,641
3/31/2018	$14,417	$15,000	$14,347
4/30/2018	$14,193	$14,905	$14,402
5/31/2018	$14,903	$15,698	$14,808
6/30/2018	$15,048	$15,829	$14,905
7/31/2018	$15,170	$16,126	$15,400
8/31/2018	$16,380	$17,215	$15,940
9/30/2018	$16,258	$16,964	$15,967
10/31/2018	$14,354	$14,926	$14,791
11/30/2018	$14,426	$15,208	$15,087
12/31/2018	$12,915	$13,558	$13,683
1/31/2019	$14,562	$15,172	$14,858
2/28/2019	$15,682	$16,172	$15,380
3/31/2019	$15,866	$16,132	$15,605
4/30/2019	$16,446	$16,696	$16,228
5/31/2019	$16,197	$15,587	$15,178
6/30/2019	$17,536	$16,800	$16,244
7/31/2019	$18,064	$17,062	$16,485
8/31/2019	$17,436	$16,577	$16,149
9/30/2019	$16,748	$16,266	$16,433
10/31/2019	$16,588	$16,683	$16,786
11/30/2019	$17,785	$17,819	$17,424
12/31/2019	$17,832	$17,985	$17,928
1/31/2020	$18,403	$18,004	$17,908
2/29/2020	$17,498	$16,783	$16,442
3/31/2020	$14,619	$13,809	$14,181
4/30/2020	$17,199	$16,023	$16,059
5/31/2020	$19,286	$17,696	$16,918
6/30/2020	$19,835	$18,348	$17,304
7/31/2020	$21,386	$19,352	$18,287
8/31/2020	$22,777	$20,223	$19,612
9/30/2020	$22,868	$20,067	$18,898
10/31/2020	$23,111	$20,304	$18,490
11/30/2020	$26,421	$23,262	$20,739
12/31/2020	$28,661	$25,263	$21,672
1/31/2021	$28,259	$25,969	$21,576
2/28/2021	$28,780	$26,785	$22,250
3/31/2021	$26,944	$25,891	$23,048
4/30/2021	$28,401	$26,801	$24,236
5/31/2021	$27,011	$26,056	$24,346
6/30/2021	$29,070	$27,454	$24,947
7/31/2021	$29,159	$26,860	$25,369
8/31/2021	$30,311	$27,532	$26,092
9/30/2021	$28,475	$26,484	$24,921
10/31/2021	$30,028	$27,842	$26,607
11/30/2021	$27,182	$26,408	$26,202
12/31/2021	$27,007	$26,537	$27,234
1/31/2022	$21,979	$23,036	$25,631
2/28/2022	$21,716	$23,105	$24,986
3/31/2022	$21,876	$23,272	$25,796
4/30/2022	$18,600	$20,615	$23,481
5/31/2022	$17,123	$20,114	$23,450
6/30/2022	$16,310	$18,722	$21,488
7/31/2022	$18,772	$20,858	$23,504
8/31/2022	$18,108	$20,462	$22,627
9/30/2022	$16,378	$18,699	$20,528
10/31/2022	$17,333	$20,219	$22,212
11/30/2022	$17,971	$20,821	$23,371
12/31/2022	$16,674	$19,582	$22,003
1/31/2023	$18,466	$21,542	$23,518
2/28/2023	$17,962	$21,201	$22,968
3/31/2023	$18,525	$20,863	$23,583
4/30/2023	$18,315	$20,600	$23,834
5/31/2023	$18,458	$20,577	$23,927
6/30/2023	$19,653	$22,201	$25,560
7/31/2023	$19,888	$22,943	$26,477
8/31/2023	$19,139	$22,009	$25,966
9/30/2023	$18,029	$20,683	$24,729
10/31/2023	$16,759	$19,248	$24,073
11/30/2023	$18,483	$20,954	$26,318
12/31/2023	$20,031	$23,288	$27,714
1/31/2024	$19,947	$22,762	$28,021
2/29/2024	$21,470	$24,606	$29,538
3/31/2024	$22,134	$25,270	$30,491
4/30/2024	$21,100	$23,387	$29,149
5/31/2024	$21,722	$24,335	$30,526
6/30/2024	$21,722	$24,205	$31,471
7/31/2024	$22,118	$25,679	$32,056
8/31/2024	$22,791	$25,480	$32,754
9/30/2024	$23,489	$25,896	$33,432

SMID Cap Growth Fund

Annual Shareholder Report | September 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class C	29.22	6.67	8.91
Class C with Load	28.22	6.67	8.91
Russell 2500® Growth Index (Strategy)	25.20	9.75	9.98
Russell 3000® Index (Regulatory)	35.19	15.26	12.83

KEY FUND STATISTICS

Total net assets	$1,129,551,146
# of portfolio holdings	75
Portfolio turnover rate	64%
Total advisory fees paid	$8,525,068

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	26.5
Information technology	23.7
Health care	21.0
Consumer discretionary	13.1
Financials	8.0
Communication services	3.5
Materials	1.6
Real estate	1.4
Consumer staples	1.2

TOP TEN HOLDINGS (% OF NET ASSETS)

Natera, Inc.	2.7
Tetra Tech, Inc.	2.3
Clearwater Analytics Holdings, Inc., Class A	2.2
Casella Waste Systems, Inc., Class A	2.2
Dynatrace, Inc.	2.1
Morningstar, Inc.	2.0
EMCOR Group, Inc.	1.9
Applied Industrial Technologies, Inc.	1.9
Saia, Inc.	1.9
TKO Group Holdings, Inc., Class A	1.9

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2023.

On May 31, 2024, Robert Gruendyke was added as a portfolio manager to the Fund. On August 9, 2024, the Fund’s name was changed from the Allspring Discovery SMID Cap Growth Fund to the Allspring SMID Cap Growth Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3533 09-24

Annual Shareholder Report

SMID Cap Growth Fund

September 30, 2024

Class A

WFDAX

This annual shareholder report contains important information about SMID Cap Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$136	1.18%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Positive earnings results fueled a bull market for U.S. equities during the 12-month period that ended September 30, 2024. Despite lingering macroeconomic concerns, the S&P 500 Index marked its fourth straight quarter of favorable year-over-year earnings growth. Companies tied to artificial intelligence (AI) saw their valuations soar, with the so called “Magnificent 7” stocks substantially outperforming the market. Late in the fiscal year, market leadership broadened as several mega-cap companies struggled to meet high expectations and the Federal Reserve reduced policy rates. As a result, small- and mid-cap stocks narrowed the performance gap relative to large caps. This aided the Fund’s performance.

The portfolio benefited from security selection within the industrials and consumer discretionary sectors. In particular, exposure to companies that are facilitating the buildout of AI contributed to performance. To the contrary, enterprise software spending slumped as information technology budgets were pointed toward AI-related projects. Portfolio holdings with software-related products detracted from returns. While we adjusted individual holdings, we have not made material changes within positioning.

Total return based on a $10,000 investment

	Class A with Load	Russell 2500® Growth Index	Russell 3000® Index
9/30/2014	$9,426	$10,000	$10,000
10/31/2014	$9,851	$10,440	$10,275
11/30/2014	$9,942	$10,614	$10,524
12/31/2014	$9,923	$10,749	$10,524
1/31/2015	$9,775	$10,583	$10,231
2/28/2015	$10,416	$11,362	$10,824
3/31/2015	$10,567	$11,548	$10,713
4/30/2015	$10,491	$11,308	$10,762
5/31/2015	$10,791	$11,657	$10,911
6/30/2015	$10,892	$11,619	$10,728
7/31/2015	$11,025	$11,757	$10,908
8/31/2015	$10,305	$10,933	$10,249
9/30/2015	$9,623	$10,335	$9,951
10/31/2015	$10,005	$10,875	$10,736
11/30/2015	$10,059	$11,122	$10,796
12/31/2015	$9,777	$10,729	$10,574
1/31/2016	$8,818	$9,668	$9,978
2/29/2016	$8,717	$9,697	$9,975
3/31/2016	$9,373	$10,443	$10,677
4/30/2016	$9,545	$10,544	$10,743
5/31/2016	$9,801	$10,805	$10,935
6/30/2016	$9,839	$10,725	$10,958
7/31/2016	$10,277	$11,363	$11,393
8/31/2016	$10,225	$11,442	$11,422
9/30/2016	$10,329	$11,475	$11,440
10/31/2016	$9,973	$10,875	$11,192
11/30/2016	$10,515	$11,668	$11,693
12/31/2016	$10,479	$11,772	$11,921
1/31/2017	$10,895	$12,051	$12,145
2/28/2017	$11,465	$12,417	$12,597
3/31/2017	$11,513	$12,508	$12,606
4/30/2017	$11,842	$12,728	$12,739
5/31/2017	$11,947	$12,734	$12,870
6/30/2017	$12,097	$13,024	$12,986
7/31/2017	$12,293	$13,198	$13,231
8/31/2017	$12,331	$13,224	$13,256
9/30/2017	$12,747	$13,777	$13,579
10/31/2017	$13,051	$14,146	$13,876
11/30/2017	$13,359	$14,612	$14,297
12/31/2017	$13,522	$14,651	$14,440
1/31/2018	$14,373	$15,383	$15,201
2/28/2018	$14,003	$14,878	$14,641
3/31/2018	$13,950	$15,000	$14,347
4/30/2018	$13,742	$14,905	$14,402
5/31/2018	$14,435	$15,698	$14,808
6/30/2018	$14,585	$15,829	$14,905
7/31/2018	$14,713	$16,126	$15,400
8/31/2018	$15,897	$17,215	$15,940
9/30/2018	$15,789	$16,964	$15,967
10/31/2018	$13,950	$14,926	$14,791
11/30/2018	$14,028	$15,208	$15,087
12/31/2018	$12,563	$13,558	$13,683
1/31/2019	$14,181	$15,172	$14,858
2/28/2019	$15,280	$16,172	$15,380
3/31/2019	$15,468	$16,132	$15,605
4/30/2019	$16,044	$16,696	$16,228
5/31/2019	$15,813	$15,587	$15,178
6/30/2019	$17,129	$16,800	$16,244
7/31/2019	$17,652	$17,062	$16,485
8/31/2019	$17,050	$16,577	$16,149
9/30/2019	$16,390	$16,266	$16,433
10/31/2019	$16,242	$16,683	$16,786
11/30/2019	$17,425	$17,819	$17,424
12/31/2019	$17,486	$17,985	$17,928
1/31/2020	$18,055	$18,004	$17,908
2/29/2020	$17,175	$16,783	$16,442
3/31/2020	$14,361	$13,809	$14,181
4/30/2020	$16,905	$16,023	$16,059
5/31/2020	$18,969	$17,696	$16,918
6/30/2020	$19,522	$18,348	$17,304
7/31/2020	$21,056	$19,352	$18,287
8/31/2020	$22,432	$20,223	$19,612
9/30/2020	$22,534	$20,067	$18,898
10/31/2020	$22,788	$20,304	$18,490
11/30/2020	$26,070	$23,262	$20,739
12/31/2020	$28,299	$25,263	$21,672
1/31/2021	$27,918	$25,969	$21,576
2/28/2021	$28,454	$26,785	$22,250
3/31/2021	$26,655	$25,891	$23,048
4/30/2021	$28,114	$26,801	$24,236
5/31/2021	$26,757	$26,056	$24,346
6/30/2021	$28,811	$27,454	$24,947
7/31/2021	$28,918	$26,860	$25,369
8/31/2021	$30,080	$27,532	$26,092
9/30/2021	$28,275	$26,484	$24,921
10/31/2021	$29,835	$27,842	$26,607
11/30/2021	$27,030	$26,408	$26,202
12/31/2021	$26,869	$26,537	$27,234
1/31/2022	$21,887	$23,036	$25,631
2/28/2022	$21,630	$23,105	$24,986
3/31/2022	$21,796	$23,272	$25,796
4/30/2022	$18,558	$20,615	$23,481
5/31/2022	$17,080	$20,114	$23,450
6/30/2022	$16,283	$18,722	$21,488
7/31/2022	$18,757	$20,858	$23,504
8/31/2022	$18,109	$20,462	$22,627
9/30/2022	$16,390	$18,699	$20,528
10/31/2022	$17,345	$20,219	$22,212
11/30/2022	$17,985	$20,821	$23,371
12/31/2022	$16,687	$19,582	$22,003
1/31/2023	$18,480	$21,542	$23,518
2/28/2023	$17,975	$21,201	$22,968
3/31/2023	$18,539	$20,863	$23,583
4/30/2023	$18,328	$20,600	$23,834
5/31/2023	$18,472	$20,577	$23,927
6/30/2023	$19,667	$22,201	$25,560
7/31/2023	$19,903	$22,943	$26,477
8/31/2023	$19,153	$22,009	$25,966
9/30/2023	$18,042	$20,683	$24,729
10/31/2023	$16,771	$19,248	$24,073
11/30/2023	$18,497	$20,954	$26,318
12/31/2023	$20,046	$23,288	$27,714
1/31/2024	$19,962	$22,762	$28,021
2/29/2024	$21,486	$24,606	$29,538
3/31/2024	$22,151	$25,270	$30,491
4/30/2024	$21,115	$23,387	$29,149
5/31/2024	$21,738	$24,335	$30,526
6/30/2024	$21,738	$24,205	$31,471
7/31/2024	$22,134	$25,679	$32,056
8/31/2024	$22,807	$25,480	$32,754
9/30/2024	$23,506	$25,896	$33,432

SMID Cap Growth Fund

Annual Shareholder Report | September 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class A	30.28	7.48	9.57
Class A with Load	22.78	6.21	8.92
Russell 2500® Growth Index (Strategy)	25.20	9.75	9.98
Russell 3000® Index (Regulatory)	35.19	15.26	12.83

KEY FUND STATISTICS

Total net assets	$1,129,551,146
# of portfolio holdings	75
Portfolio turnover rate	64%
Total advisory fees paid	$8,525,068

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	26.5
Information technology	23.7
Health care	21.0
Consumer discretionary	13.1
Financials	8.0
Communication services	3.5
Materials	1.6
Real estate	1.4
Consumer staples	1.2

TOP TEN HOLDINGS (% OF NET ASSETS)

Natera, Inc.	2.7
Tetra Tech, Inc.	2.3
Clearwater Analytics Holdings, Inc., Class A	2.2
Casella Waste Systems, Inc., Class A	2.2
Dynatrace, Inc.	2.1
Morningstar, Inc.	2.0
EMCOR Group, Inc.	1.9
Applied Industrial Technologies, Inc.	1.9
Saia, Inc.	1.9
TKO Group Holdings, Inc., Class A	1.9

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2023.

On May 31, 2024, Robert Gruendyke was added as a portfolio manager to the Fund. On August 9, 2024, the Fund’s name was changed from the Allspring Discovery SMID Cap Growth Fund to the Allspring SMID Cap Growth Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3321 09-24

Annual Shareholder Report

SMID Cap Growth Fund

September 30, 2024

Administrator Class

WFDDX

This annual shareholder report contains important information about SMID Cap Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$131	1.14%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Positive earnings results fueled a bull market for U.S. equities during the 12-month period that ended September 30, 2024. Despite lingering macroeconomic concerns, the S&P 500 Index marked its fourth straight quarter of favorable year-over-year earnings growth. Companies tied to artificial intelligence (AI) saw their valuations soar, with the so called “Magnificent 7” stocks substantially outperforming the market. Late in the fiscal year, market leadership broadened as several mega-cap companies struggled to meet high expectations and the Federal Reserve reduced policy rates. As a result, small- and mid-cap stocks narrowed the performance gap relative to large caps. This aided the Fund’s performance.

The portfolio benefited from security selection within the industrials and consumer discretionary sectors. In particular, exposure to companies that are facilitating the buildout of AI contributed to performance. To the contrary, enterprise software spending slumped as information technology budgets were pointed toward AI-related projects. Portfolio holdings with software-related products detracted from returns. While we adjusted individual holdings, we have not made material changes within positioning.

Total return based on a $10,000 investment

	Administrator Class	Russell 2500® Growth Index	Russell 3000® Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,458	$10,440	$10,275
11/30/2014	$10,552	$10,614	$10,524
12/31/2014	$10,532	$10,749	$10,524
1/31/2015	$10,375	$10,583	$10,231
2/28/2015	$11,061	$11,362	$10,824
3/31/2015	$11,218	$11,548	$10,713
4/30/2015	$11,139	$11,308	$10,762
5/31/2015	$11,461	$11,657	$10,911
6/30/2015	$11,569	$11,619	$10,728
7/31/2015	$11,710	$11,757	$10,908
8/31/2015	$10,946	$10,933	$10,249
9/30/2015	$10,224	$10,335	$9,951
10/31/2015	$10,631	$10,875	$10,736
11/30/2015	$10,687	$11,122	$10,796
12/31/2015	$10,387	$10,729	$10,574
1/31/2016	$9,371	$9,668	$9,978
2/29/2016	$9,267	$9,697	$9,975
3/31/2016	$9,961	$10,443	$10,677
4/30/2016	$10,144	$10,544	$10,743
5/31/2016	$10,419	$10,805	$10,935
6/30/2016	$10,458	$10,725	$10,958
7/31/2016	$10,927	$11,363	$11,393
8/31/2016	$10,873	$11,442	$11,422
9/30/2016	$10,981	$11,475	$11,440
10/31/2016	$10,605	$10,875	$11,192
11/30/2016	$11,181	$11,668	$11,693
12/31/2016	$11,144	$11,772	$11,921
1/31/2017	$11,586	$12,051	$12,145
2/28/2017	$12,194	$12,417	$12,597
3/31/2017	$12,245	$12,508	$12,606
4/30/2017	$12,596	$12,728	$12,739
5/31/2017	$12,712	$12,734	$12,870
6/30/2017	$12,868	$13,024	$12,986
7/31/2017	$13,082	$13,198	$13,231
8/31/2017	$13,122	$13,224	$13,256
9/30/2017	$13,564	$13,777	$13,579
10/31/2017	$13,890	$14,146	$13,876
11/30/2017	$14,219	$14,612	$14,297
12/31/2017	$14,391	$14,651	$14,440
1/31/2018	$15,299	$15,383	$15,201
2/28/2018	$14,905	$14,878	$14,641
3/31/2018	$14,850	$15,000	$14,347
4/30/2018	$14,631	$14,905	$14,402
5/31/2018	$15,372	$15,698	$14,808
6/30/2018	$15,530	$15,829	$14,905
7/31/2018	$15,667	$16,126	$15,400
8/31/2018	$16,926	$17,215	$15,940
9/30/2018	$16,815	$16,964	$15,967
10/31/2018	$14,854	$14,926	$14,791
11/30/2018	$14,940	$15,208	$15,087
12/31/2018	$13,382	$13,558	$13,683
1/31/2019	$15,106	$15,172	$14,858
2/28/2019	$16,279	$16,172	$15,380
3/31/2019	$16,481	$16,132	$15,605
4/30/2019	$17,093	$16,696	$16,228
5/31/2019	$16,850	$15,587	$15,178
6/30/2019	$18,251	$16,800	$16,244
7/31/2019	$18,812	$17,062	$16,485
8/31/2019	$18,170	$16,577	$16,149
9/30/2019	$17,467	$16,266	$16,433
10/31/2019	$17,310	$16,683	$16,786
11/30/2019	$18,574	$17,819	$17,424
12/31/2019	$18,636	$17,985	$17,928
1/31/2020	$19,246	$18,004	$17,908
2/29/2020	$18,308	$16,783	$16,442
3/31/2020	$15,311	$13,809	$14,181
4/30/2020	$18,020	$16,023	$16,059
5/31/2020	$20,223	$17,696	$16,918
6/30/2020	$20,816	$18,348	$17,304
7/31/2020	$22,461	$19,352	$18,287
8/31/2020	$23,922	$20,223	$19,612
9/30/2020	$24,037	$20,067	$18,898
10/31/2020	$24,307	$20,304	$18,490
11/30/2020	$27,810	$23,262	$20,739
12/31/2020	$30,186	$25,263	$21,672
1/31/2021	$29,780	$25,969	$21,576
2/28/2021	$30,356	$26,785	$22,250
3/31/2021	$28,441	$25,891	$23,048
4/30/2021	$29,998	$26,801	$24,236
5/31/2021	$28,550	$26,056	$24,346
6/30/2021	$30,743	$27,454	$24,947
7/31/2021	$30,864	$26,860	$25,369
8/31/2021	$32,106	$27,532	$26,092
9/30/2021	$30,186	$26,484	$24,921
10/31/2021	$31,846	$27,842	$26,607
11/30/2021	$28,853	$26,408	$26,202
12/31/2021	$28,684	$26,537	$27,234
1/31/2022	$23,368	$23,036	$25,631
2/28/2022	$23,086	$23,105	$24,986
3/31/2022	$23,277	$23,272	$25,796
4/30/2022	$19,819	$20,615	$23,481
5/31/2022	$18,252	$20,114	$23,450
6/30/2022	$17,398	$18,722	$21,488
7/31/2022	$20,043	$20,858	$23,504
8/31/2022	$19,347	$20,462	$22,627
9/30/2022	$17,514	$18,699	$20,528
10/31/2022	$18,534	$20,219	$22,212
11/30/2022	$19,222	$20,821	$23,371
12/31/2022	$17,835	$19,582	$22,003
1/31/2023	$19,758	$21,542	$23,518
2/28/2023	$19,221	$21,201	$22,968
3/31/2023	$19,817	$20,863	$23,583
4/30/2023	$19,607	$20,600	$23,834
5/31/2023	$19,750	$20,577	$23,927
6/30/2023	$21,035	$22,201	$25,560
7/31/2023	$21,296	$22,943	$26,477
8/31/2023	$20,489	$22,009	$25,966
9/30/2023	$19,296	$20,683	$24,729
10/31/2023	$17,935	$19,248	$24,073
11/30/2023	$19,783	$20,954	$26,318
12/31/2023	$21,447	$23,288	$27,714
1/31/2024	$21,354	$22,762	$28,021
2/29/2024	$22,984	$24,606	$29,538
3/31/2024	$23,698	$25,270	$30,491
4/30/2024	$22,589	$23,387	$29,149
5/31/2024	$23,261	$24,335	$30,526
6/30/2024	$23,261	$24,205	$31,471
7/31/2024	$23,681	$25,679	$32,056
8/31/2024	$24,404	$25,480	$32,754
9/30/2024	$25,152	$25,896	$33,432

SMID Cap Growth Fund

Annual Shareholder Report | September 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Administrator Class	30.34	7.56	9.66
Russell 2500® Growth Index (Strategy)	25.20	9.75	9.98
Russell 3000® Index (Regulatory)	35.19	15.26	12.83

KEY FUND STATISTICS

Total net assets	$1,129,551,146
# of portfolio holdings	75
Portfolio turnover rate	64%
Total advisory fees paid	$8,525,068

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	26.5
Information technology	23.7
Health care	21.0
Consumer discretionary	13.1
Financials	8.0
Communication services	3.5
Materials	1.6
Real estate	1.4
Consumer staples	1.2

TOP TEN HOLDINGS (% OF NET ASSETS)

Natera, Inc.	2.7
Tetra Tech, Inc.	2.3
Clearwater Analytics Holdings, Inc., Class A	2.2
Casella Waste Systems, Inc., Class A	2.2
Dynatrace, Inc.	2.1
Morningstar, Inc.	2.0
EMCOR Group, Inc.	1.9
Applied Industrial Technologies, Inc.	1.9
Saia, Inc.	1.9
TKO Group Holdings, Inc., Class A	1.9

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2023.

On May 31, 2024, Robert Gruendyke was added as a portfolio manager to the Fund. On August 9, 2024, the Fund’s name was changed from the Allspring Discovery SMID Cap Growth Fund to the Allspring SMID Cap Growth Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3703 09-24

Annual Shareholder Report

Diversified Capital Builder Fund

September 30, 2024

Institutional Class

EKBYX

This annual shareholder report contains important information about Diversified Capital Builder Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$89	0.76%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

U.S. equity markets rallied as inflation moderated in 2024, leading the Federal Reserve to cut its key rate in September 2024. Globally, inflation, geopolitical tensions, and sovereign debt burdens led to lower growth. In high yield, lower-quality issues outperformed higher-rated issues, as CCC-rated bond spreads tightened. Our asset allocation is weighted toward equities, where we see capital appreciation and dividends exceeding the returns of fixed income. We seek sectors with long-term growth potential, pricing power, and higher profit margins. We are concerned inflation could persist, leading to tightening liquidity and lower asset prices.

The Fund outperformed its blended benchmark, the Diversified Capital Builder Index, during the 12 months that ended September 30, 2024. Top equity contributors were holdings in information technology, industrials, and energy along with underweights in consumer staples and consumer discretionary. Broadcom, Leidos Holdings, and Micro Devices were among the top contributors. Underperformers included Adobe, McKesson Corp., and Neurocrine Biosciences. Bond contributors were our underweights in consumer cyclicals, energy, and communications. Individual bond detractors included Post Holdings, Spectrum Brands, and Iron Mountain.

Total return based on a $10,000 investment

	Institutional Class	Diversified Capital Builder Blended Index	Russell 3000® Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,410	$10,212	$10,275
11/30/2014	$10,550	$10,395	$10,524
12/31/2014	$10,602	$10,338	$10,524
1/31/2015	$10,374	$10,143	$10,231
2/28/2015	$10,862	$10,643	$10,824
3/31/2015	$10,830	$10,529	$10,713
4/30/2015	$10,819	$10,617	$10,762
5/31/2015	$11,015	$10,729	$10,911
6/30/2015	$10,820	$10,537	$10,728
7/31/2015	$10,951	$10,674	$10,908
8/31/2015	$10,297	$10,145	$10,249
9/30/2015	$9,925	$9,871	$9,951
10/31/2015	$10,330	$10,538	$10,736
11/30/2015	$10,319	$10,505	$10,796
12/31/2015	$10,289	$10,296	$10,574
1/31/2016	$9,997	$9,840	$9,978
2/29/2016	$10,204	$9,849	$9,975
3/31/2016	$10,912	$10,472	$10,677
4/30/2016	$10,924	$10,619	$10,743
5/31/2016	$11,217	$10,776	$10,935
6/30/2016	$11,482	$10,823	$10,958
7/31/2016	$11,874	$11,201	$11,393
8/31/2016	$12,083	$11,274	$11,422
9/30/2016	$12,236	$11,299	$11,440
10/31/2016	$12,051	$11,142	$11,192
11/30/2016	$12,397	$11,461	$11,693
12/31/2016	$12,610	$11,678	$11,921
1/31/2017	$12,893	$11,894	$12,145
2/28/2017	$13,189	$12,286	$12,597
3/31/2017	$13,221	$12,285	$12,606
4/30/2017	$13,384	$12,417	$12,739
5/31/2017	$13,478	$12,564	$12,870
6/30/2017	$13,403	$12,633	$12,986
7/31/2017	$13,676	$12,857	$13,231
8/31/2017	$13,730	$12,887	$13,256
9/30/2017	$13,962	$13,122	$13,579
10/31/2017	$14,302	$13,360	$13,876
11/30/2017	$14,589	$13,656	$14,297
12/31/2017	$14,471	$13,780	$14,440
1/31/2018	$15,303	$14,369	$15,201
2/28/2018	$14,787	$13,940	$14,641
3/31/2018	$14,553	$13,680	$14,347
4/30/2018	$14,438	$13,738	$14,402
5/31/2018	$14,754	$14,000	$14,808
6/30/2018	$14,676	$14,081	$14,905
7/31/2018	$15,412	$14,485	$15,400
8/31/2018	$15,729	$14,885	$15,940
9/30/2018	$15,643	$14,949	$15,967
10/31/2018	$14,282	$14,094	$14,791
11/30/2018	$14,644	$14,278	$15,087
12/31/2018	$13,709	$13,225	$13,683
1/31/2019	$14,771	$14,208	$14,858
2/28/2019	$15,386	$14,629	$15,380
3/31/2019	$15,570	$14,855	$15,605
4/30/2019	$16,142	$15,357	$16,228
5/31/2019	$15,106	$14,574	$15,178
6/30/2019	$16,286	$15,432	$16,244
7/31/2019	$16,348	$15,631	$16,485
8/31/2019	$16,209	$15,432	$16,149
9/30/2019	$16,579	$15,645	$16,433
10/31/2019	$16,703	$15,903	$16,786
11/30/2019	$17,062	$16,364	$17,424
12/31/2019	$17,542	$16,803	$17,928
1/31/2020	$17,575	$16,817	$17,908
2/29/2020	$16,106	$15,722	$16,442
3/31/2020	$14,278	$13,703	$14,181
4/30/2020	$15,985	$15,191	$16,059
5/31/2020	$16,822	$15,966	$16,918
6/30/2020	$16,744	$16,269	$17,304
7/31/2020	$17,518	$17,178	$18,287
8/31/2020	$18,275	$18,166	$19,612
9/30/2020	$17,835	$17,621	$18,898
10/31/2020	$17,422	$17,323	$18,490
11/30/2020	$19,123	$19,025	$20,739
12/31/2020	$19,826	$19,719	$21,672
1/31/2021	$19,810	$19,613	$21,576
2/28/2021	$19,776	$20,056	$22,250
3/31/2021	$20,281	$20,633	$23,048
4/30/2021	$20,868	$21,522	$24,236
5/31/2021	$21,053	$21,614	$24,346
6/30/2021	$21,288	$22,093	$24,947
7/31/2021	$21,826	$22,458	$25,369
8/31/2021	$22,230	$22,976	$26,092
9/30/2021	$21,136	$22,186	$24,921
10/31/2021	$22,265	$23,331	$26,607
11/30/2021	$22,383	$23,036	$26,202
12/31/2021	$23,804	$23,847	$27,234
1/31/2022	$22,219	$22,674	$25,631
2/28/2022	$22,255	$22,156	$24,986
3/31/2022	$22,649	$22,666	$25,796
4/30/2022	$21,112	$20,944	$23,481
5/31/2022	$21,799	$20,936	$23,450
6/30/2022	$19,949	$19,265	$21,488
7/31/2022	$21,544	$20,902	$23,504
8/31/2022	$20,257	$20,173	$22,627
9/30/2022	$18,560	$18,571	$20,528
10/31/2022	$19,870	$19,822	$22,212
11/30/2022	$21,471	$20,722	$23,371
12/31/2022	$20,690	$19,779	$22,003
1/31/2023	$21,869	$20,965	$23,518
2/28/2023	$21,564	$20,523	$22,968
3/31/2023	$21,712	$21,067	$23,583
4/30/2023	$21,121	$21,313	$23,834
5/31/2023	$21,488	$21,336	$23,927
6/30/2023	$23,097	$22,504	$25,560
7/31/2023	$23,915	$23,164	$26,477
8/31/2023	$23,485	$22,877	$25,966
9/30/2023	$22,387	$22,004	$24,729
10/31/2023	$21,730	$21,537	$24,073
11/30/2023	$23,762	$23,291	$26,318
12/31/2023	$25,352	$24,368	$27,714
1/31/2024	$25,960	$24,624	$28,021
2/29/2024	$27,502	$25,638	$29,538
3/31/2024	$28,494	$26,330	$30,491
4/30/2024	$27,602	$25,423	$29,149
5/31/2024	$28,625	$26,391	$30,526
6/30/2024	$29,618	$27,108	$31,471
7/31/2024	$29,683	$27,536	$32,056
8/31/2024	$29,988	$28,137	$32,754
9/30/2024	$30,335	$28,702	$33,432

Diversified Capital Builder Fund

Annual Shareholder Report | September 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Institutional Class	35.50	12.84	11.74
Diversified Capital Builder Blended Index (Strategy)Footnote Reference*	30.44	12.90	11.12
Russell 3000® Index (Regulatory)	35.19	15.26	12.83

KEY FUND STATISTICS

Total net assets	$1,556,667,861
# of portfolio holdings	92
Portfolio turnover rate	30%
Total advisory fees paid	$7,987,880

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	The Diversified Capital Builder Blended Index is composed 75% of the Russell 1000® Index and 25% of the ICE BofA U.S. Cash Pay High Yield Index. You cannot invest directly in an index.

What did the Fund invest in?

(Based on long-term investments)

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Common stocks	84.5
Corporate bonds and notes	15.1
Yankee corporate bonds and notes	0.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Broadcom, Inc.	5.9
Leidos Holdings, Inc.	4.3
Advanced Micro Devices, Inc.	4.2
Microsoft Corp.	4.1
NVIDIA Corp.	3.9
Micron Technology, Inc.	3.8
Amphenol Corp., Class A	2.7
Marvell Technology, Inc.	2.6
Targa Resources Corp.	2.5
Schlumberger NV	2.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0747 09-24

Annual Shareholder Report

Diversified Capital Builder Fund

September 30, 2024

Class C

EKBCX

This annual shareholder report contains important information about Diversified Capital Builder Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$214	1.83%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

U.S. equity markets rallied as inflation moderated in 2024, leading the Federal Reserve to cut its key rate in September 2024. Globally, inflation, geopolitical tensions, and sovereign debt burdens led to lower growth. In high yield, lower-quality issues outperformed higher-rated issues, as CCC-rated bond spreads tightened. Our asset allocation is weighted toward equities, where we see capital appreciation and dividends exceeding the returns of fixed income. We seek sectors with long-term growth potential, pricing power, and higher profit margins. We are concerned inflation could persist, leading to tightening liquidity and lower asset prices.

The Fund outperformed its blended benchmark, the Diversified Capital Builder Index, during the 12 months that ended September 30, 2024. Top equity contributors were holdings in information technology, industrials, and energy along with underweights in consumer staples and consumer discretionary. Broadcom, Leidos Holdings, and Micro Devices were among the top contributors. Underperformers included Adobe, McKesson Corp., and Neurocrine Biosciences. Bond contributors were our underweights in consumer cyclicals, energy, and communications. Individual bond detractors included Post Holdings, Spectrum Brands, and Iron Mountain.

Total return based on a $10,000 investment

	Class C with Load	Diversified Capital Builder Blended Index	Russell 3000® Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,408	$10,212	$10,275
11/30/2014	$10,536	$10,395	$10,524
12/31/2014	$10,573	$10,338	$10,524
1/31/2015	$10,337	$10,143	$10,231
2/28/2015	$10,820	$10,643	$10,824
3/31/2015	$10,774	$10,529	$10,713
4/30/2015	$10,752	$10,617	$10,762
5/31/2015	$10,946	$10,729	$10,911
6/30/2015	$10,733	$10,537	$10,728
7/31/2015	$10,852	$10,674	$10,908
8/31/2015	$10,185	$10,145	$10,249
9/30/2015	$9,812	$9,871	$9,951
10/31/2015	$10,210	$10,538	$10,736
11/30/2015	$10,188	$10,505	$10,796
12/31/2015	$10,144	$10,296	$10,574
1/31/2016	$9,858	$9,840	$9,978
2/29/2016	$10,037	$9,849	$9,975
3/31/2016	$10,737	$10,472	$10,677
4/30/2016	$10,737	$10,619	$10,743
5/31/2016	$11,011	$10,776	$10,935
6/30/2016	$11,262	$10,823	$10,958
7/31/2016	$11,645	$11,201	$11,393
8/31/2016	$11,824	$11,274	$11,422
9/30/2016	$11,966	$11,299	$11,440
10/31/2016	$11,774	$11,142	$11,192
11/30/2016	$12,110	$11,461	$11,693
12/31/2016	$12,309	$11,678	$11,921
1/31/2017	$12,570	$11,894	$12,145
2/28/2017	$12,844	$12,286	$12,597
3/31/2017	$12,862	$12,285	$12,606
4/30/2017	$13,019	$12,417	$12,739
5/31/2017	$13,085	$12,564	$12,870
6/30/2017	$13,004	$12,633	$12,986
7/31/2017	$13,254	$12,857	$13,231
8/31/2017	$13,306	$12,887	$13,256
9/30/2017	$13,503	$13,122	$13,579
10/31/2017	$13,832	$13,360	$13,876
11/30/2017	$14,081	$13,656	$14,297
12/31/2017	$13,964	$13,780	$14,440
1/31/2018	$14,749	$14,369	$15,201
2/28/2018	$14,239	$13,940	$14,641
3/31/2018	$14,011	$13,680	$14,347
4/30/2018	$13,887	$13,738	$14,402
5/31/2018	$14,162	$14,000	$14,808
6/30/2018	$14,089	$14,081	$14,905
7/31/2018	$14,778	$14,485	$15,400
8/31/2018	$15,067	$14,885	$15,940
9/30/2018	$14,972	$14,949	$15,967
10/31/2018	$13,663	$14,094	$14,791
11/30/2018	$13,993	$14,278	$15,087
12/31/2018	$13,088	$13,225	$13,683
1/31/2019	$14,082	$14,208	$14,858
2/28/2019	$14,666	$14,629	$15,380
3/31/2019	$14,819	$14,855	$15,605
4/30/2019	$15,346	$15,357	$16,228
5/31/2019	$14,365	$14,574	$15,178
6/30/2019	$15,458	$15,432	$16,244
7/31/2019	$15,502	$15,631	$16,485
8/31/2019	$15,355	$15,432	$16,149
9/30/2019	$15,693	$15,645	$16,433
10/31/2019	$15,796	$15,903	$16,786
11/30/2019	$16,119	$16,364	$17,424
12/31/2019	$16,567	$16,803	$17,928
1/31/2020	$16,582	$16,817	$17,908
2/29/2020	$15,172	$15,722	$16,442
3/31/2020	$13,449	$13,703	$14,181
4/30/2020	$15,032	$15,191	$16,059
5/31/2020	$15,800	$15,966	$16,918
6/30/2020	$15,732	$16,269	$17,304
7/31/2020	$16,440	$17,178	$18,287
8/31/2020	$17,132	$18,166	$19,612
9/30/2020	$16,704	$17,621	$18,898
10/31/2020	$16,304	$17,323	$18,490
11/30/2020	$17,889	$19,025	$20,739
12/31/2020	$18,515	$19,719	$21,672
1/31/2021	$18,484	$19,613	$21,576
2/28/2021	$18,437	$20,056	$22,250
3/31/2021	$18,904	$20,633	$23,048
4/30/2021	$19,433	$21,522	$24,236
5/31/2021	$19,589	$21,614	$24,346
6/30/2021	$19,791	$22,093	$24,947
7/31/2021	$20,273	$22,458	$25,369
8/31/2021	$20,616	$22,976	$26,092
9/30/2021	$19,586	$22,186	$24,921
10/31/2021	$20,630	$23,331	$26,607
11/30/2021	$20,707	$23,036	$26,202
12/31/2021	$22,003	$23,847	$27,234
1/31/2022	$20,508	$22,674	$25,631
2/28/2022	$20,542	$22,156	$24,986
3/31/2022	$20,876	$22,666	$25,796
4/30/2022	$19,447	$20,944	$23,481
5/31/2022	$20,062	$20,936	$23,450
6/30/2022	$18,341	$19,265	$21,488
7/31/2022	$19,786	$20,902	$23,504
8/31/2022	$18,590	$20,173	$22,627
9/30/2022	$17,017	$18,571	$20,528
10/31/2022	$18,191	$19,822	$22,212
11/30/2022	$19,663	$20,722	$23,371
12/31/2022	$18,938	$19,779	$22,003
1/31/2023	$20,026	$20,965	$23,518
2/28/2023	$19,731	$20,523	$22,968
3/31/2023	$19,869	$21,067	$23,583
4/30/2023	$19,333	$21,313	$23,834
5/31/2023	$19,648	$21,336	$23,927
6/30/2023	$21,109	$22,504	$25,560
7/31/2023	$21,869	$23,164	$26,477
8/31/2023	$21,461	$22,877	$25,966
9/30/2023	$20,448	$22,004	$24,729
10/31/2023	$19,836	$21,537	$24,073
11/30/2023	$21,693	$23,291	$26,318
12/31/2023	$23,133	$24,368	$27,714
1/31/2024	$23,683	$24,624	$28,021
2/29/2024	$25,097	$25,638	$29,538
3/31/2024	$25,997	$26,330	$30,491
4/30/2024	$25,171	$25,423	$29,149
5/31/2024	$26,095	$26,391	$30,526
6/30/2024	$26,992	$27,108	$31,471
7/31/2024	$27,051	$27,536	$32,056
8/31/2024	$27,327	$28,137	$32,754
9/30/2024	$27,617	$28,702	$33,432

Diversified Capital Builder Fund

Annual Shareholder Report | September 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class C	33.96	11.63	10.69
Class C with Load	32.96	11.63	10.69
Diversified Capital Builder Blended Index (Strategy)Footnote Reference*	30.44	12.90	11.12
Russell 3000® Index (Regulatory)	35.19	15.26	12.83

KEY FUND STATISTICS

Total net assets	$1,556,667,861
# of portfolio holdings	92
Portfolio turnover rate	30%
Total advisory fees paid	$7,987,880

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	The Diversified Capital Builder Blended Index is composed 75% of the Russell 1000® Index and 25% of the ICE BofA U.S. Cash Pay High Yield Index. You cannot invest directly in an index.

What did the Fund invest in?

(Based on long-term investments)

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Common stocks	84.5
Corporate bonds and notes	15.1
Yankee corporate bonds and notes	0.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Broadcom, Inc.	5.9
Leidos Holdings, Inc.	4.3
Advanced Micro Devices, Inc.	4.2
Microsoft Corp.	4.1
NVIDIA Corp.	3.9
Micron Technology, Inc.	3.8
Amphenol Corp., Class A	2.7
Marvell Technology, Inc.	2.6
Targa Resources Corp.	2.5
Schlumberger NV	2.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4516 09-24

Annual Shareholder Report

Diversified Capital Builder Fund

September 30, 2024

Class A

EKBAX

This annual shareholder report contains important information about Diversified Capital Builder Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$126	1.07%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

U.S. equity markets rallied as inflation moderated in 2024, leading the Federal Reserve to cut its key rate in September 2024. Globally, inflation, geopolitical tensions, and sovereign debt burdens led to lower growth. In high yield, lower-quality issues outperformed higher-rated issues, as CCC-rated bond spreads tightened. Our asset allocation is weighted toward equities, where we see capital appreciation and dividends exceeding the returns of fixed income. We seek sectors with long-term growth potential, pricing power, and higher profit margins. We are concerned inflation could persist, leading to tightening liquidity and lower asset prices.

The Fund outperformed its blended benchmark, the Diversified Capital Builder Index, during the 12 months that ended September 30, 2024. Top equity contributors were holdings in information technology, industrials, and energy along with underweights in consumer staples and consumer discretionary. Broadcom, Leidos Holdings, and Micro Devices were among the top contributors. Underperformers included Adobe, McKesson Corp., and Neurocrine Biosciences. Bond contributors were our underweights in consumer cyclicals, energy, and communications. Individual bond detractors included Post Holdings, Spectrum Brands, and Iron Mountain.

Total return based on a $10,000 investment

	Class A with Load	Diversified Capital Builder Blended Index	Russell 3000® Index
9/30/2014	$9,423	$10,000	$10,000
10/31/2014	$9,818	$10,212	$10,275
11/30/2014	$9,949	$10,395	$10,524
12/31/2014	$9,985	$10,338	$10,524
1/31/2015	$9,772	$10,143	$10,231
2/28/2015	$10,229	$10,643	$10,824
3/31/2015	$10,190	$10,529	$10,713
4/30/2015	$10,180	$10,617	$10,762
5/31/2015	$10,363	$10,729	$10,911
6/30/2015	$10,170	$10,537	$10,728
7/31/2015	$10,293	$10,674	$10,908
8/31/2015	$9,671	$10,145	$10,249
9/30/2015	$9,324	$9,871	$9,951
10/31/2015	$9,702	$10,538	$10,736
11/30/2015	$9,692	$10,505	$10,796
12/31/2015	$9,656	$10,296	$10,574
1/31/2016	$9,384	$9,840	$9,978
2/29/2016	$9,566	$9,849	$9,975
3/31/2016	$10,240	$10,472	$10,677
4/30/2016	$10,240	$10,619	$10,743
5/31/2016	$10,513	$10,776	$10,935
6/30/2016	$10,750	$10,823	$10,958
7/31/2016	$11,127	$11,201	$11,393
8/31/2016	$11,310	$11,274	$11,422
9/30/2016	$11,454	$11,299	$11,440
10/31/2016	$11,282	$11,142	$11,192
11/30/2016	$11,592	$11,461	$11,693
12/31/2016	$11,791	$11,678	$11,921
1/31/2017	$12,053	$11,894	$12,145
2/28/2017	$12,328	$12,286	$12,597
3/31/2017	$12,363	$12,285	$12,606
4/30/2017	$12,501	$12,417	$12,739
5/31/2017	$12,589	$12,564	$12,870
6/30/2017	$12,521	$12,633	$12,986
7/31/2017	$12,761	$12,857	$13,231
8/31/2017	$12,812	$12,887	$13,256
9/30/2017	$13,014	$13,122	$13,579
10/31/2017	$13,342	$13,360	$13,876
11/30/2017	$13,595	$13,656	$14,297
12/31/2017	$13,489	$13,780	$14,440
1/31/2018	$14,260	$14,369	$15,201
2/28/2018	$13,768	$13,940	$14,641
3/31/2018	$13,556	$13,680	$14,347
4/30/2018	$13,436	$13,738	$14,402
5/31/2018	$13,729	$14,000	$14,808
6/30/2018	$13,658	$14,081	$14,905
7/31/2018	$14,338	$14,485	$15,400
8/31/2018	$14,631	$14,885	$15,940
9/30/2018	$14,539	$14,949	$15,967
10/31/2018	$13,283	$14,094	$14,791
11/30/2018	$13,617	$14,278	$15,087
12/31/2018	$12,741	$13,225	$13,683
1/31/2019	$13,720	$14,208	$14,858
2/28/2019	$14,287	$14,629	$15,380
3/31/2019	$14,448	$14,855	$15,605
4/30/2019	$14,975	$15,357	$16,228
5/31/2019	$14,020	$14,574	$15,178
6/30/2019	$15,096	$15,432	$16,244
7/31/2019	$15,153	$15,631	$16,485
8/31/2019	$15,025	$15,432	$16,149
9/30/2019	$15,353	$15,645	$16,433
10/31/2019	$15,468	$15,903	$16,786
11/30/2019	$15,798	$16,364	$17,424
12/31/2019	$16,240	$16,803	$17,928
1/31/2020	$16,270	$16,817	$17,908
2/29/2020	$14,890	$15,722	$16,442
3/31/2020	$13,215	$13,703	$14,181
4/30/2020	$14,782	$15,191	$16,059
5/31/2020	$15,550	$15,966	$16,918
6/30/2020	$15,481	$16,269	$17,304
7/31/2020	$16,191	$17,178	$18,287
8/31/2020	$16,870	$18,166	$19,612
9/30/2020	$16,468	$17,621	$18,898
10/31/2020	$16,090	$17,323	$18,490
11/30/2020	$17,664	$19,025	$20,739
12/31/2020	$18,296	$19,719	$21,672
1/31/2021	$18,281	$19,613	$21,576
2/28/2021	$18,235	$20,056	$22,250
3/31/2021	$18,711	$20,633	$23,048
4/30/2021	$19,249	$21,522	$24,236
5/31/2021	$19,402	$21,614	$24,346
6/30/2021	$19,617	$22,093	$24,947
7/31/2021	$20,109	$22,458	$25,369
8/31/2021	$20,463	$22,976	$26,092
9/30/2021	$19,462	$22,186	$24,921
10/31/2021	$20,493	$23,331	$26,607
11/30/2021	$20,586	$23,036	$26,202
12/31/2021	$21,896	$23,847	$27,234
1/31/2022	$20,417	$22,674	$25,631
2/28/2022	$20,466	$22,156	$24,986
3/31/2022	$20,813	$22,666	$25,796
4/30/2022	$19,396	$20,944	$23,481
5/31/2022	$20,022	$20,936	$23,450
6/30/2022	$18,319	$19,265	$21,488
7/31/2022	$19,772	$20,902	$23,504
8/31/2022	$18,599	$20,173	$22,627
9/30/2022	$17,039	$18,571	$20,528
10/31/2022	$18,214	$19,822	$22,212
11/30/2022	$19,688	$20,722	$23,371
12/31/2022	$18,962	$19,779	$22,003
1/31/2023	$20,051	$20,965	$23,518
2/28/2023	$19,756	$20,523	$22,968
3/31/2023	$19,895	$21,067	$23,583
4/30/2023	$19,358	$21,313	$23,834
5/31/2023	$19,673	$21,336	$23,927
6/30/2023	$21,136	$22,504	$25,560
7/31/2023	$21,896	$23,164	$26,477
8/31/2023	$21,488	$22,877	$25,966
9/30/2023	$20,474	$22,004	$24,729
10/31/2023	$19,861	$21,537	$24,073
11/30/2023	$21,720	$23,291	$26,318
12/31/2023	$23,162	$24,368	$27,714
1/31/2024	$23,713	$24,624	$28,021
2/29/2024	$25,128	$25,638	$29,538
3/31/2024	$26,030	$26,330	$30,491
4/30/2024	$25,203	$25,423	$29,149
5/31/2024	$26,128	$26,391	$30,526
6/30/2024	$27,026	$27,108	$31,471
7/31/2024	$27,085	$27,536	$32,056
8/31/2024	$27,361	$28,137	$32,754
9/30/2024	$27,652	$28,702	$33,432

Diversified Capital Builder Fund

Annual Shareholder Report | September 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class A	35.05	12.49	11.37
Class A with Load	27.31	11.17	10.71
Diversified Capital Builder Blended Index (Strategy)Footnote Reference*	30.44	12.90	11.12
Russell 3000® Index (Regulatory)	35.19	15.26	12.83

KEY FUND STATISTICS

Total net assets	$1,556,667,861
# of portfolio holdings	92
Portfolio turnover rate	30%
Total advisory fees paid	$7,987,880

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	The Diversified Capital Builder Blended Index is composed 75% of the Russell 1000® Index and 25% of the ICE BofA U.S. Cash Pay High Yield Index. You cannot invest directly in an index.

What did the Fund invest in?

(Based on long-term investments)

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Common stocks	84.5
Corporate bonds and notes	15.1
Yankee corporate bonds and notes	0.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Broadcom, Inc.	5.9
Leidos Holdings, Inc.	4.3
Advanced Micro Devices, Inc.	4.2
Microsoft Corp.	4.1
NVIDIA Corp.	3.9
Micron Technology, Inc.	3.8
Amphenol Corp., Class A	2.7
Marvell Technology, Inc.	2.6
Targa Resources Corp.	2.5
Schlumberger NV	2.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4324 09-24

Annual Shareholder Report

Diversified Capital Builder Fund

September 30, 2024

Administrator Class

EKBDX

This annual shareholder report contains important information about Diversified Capital Builder Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$119	1.01%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

U.S. equity markets rallied as inflation moderated in 2024, leading the Federal Reserve to cut its key rate in September 2024. Globally, inflation, geopolitical tensions, and sovereign debt burdens led to lower growth. In high yield, lower-quality issues outperformed higher-rated issues, as CCC-rated bond spreads tightened. Our asset allocation is weighted toward equities, where we see capital appreciation and dividends exceeding the returns of fixed income. We seek sectors with long-term growth potential, pricing power, and higher profit margins. We are concerned inflation could persist, leading to tightening liquidity and lower asset prices.

The Fund outperformed its blended benchmark, the Diversified Capital Builder Index, during the 12 months that ended September 30, 2024. Top equity contributors were holdings in information technology, industrials, and energy along with underweights in consumer staples and consumer discretionary. Broadcom, Leidos Holdings, and Micro Devices were among the top contributors. Underperformers included Adobe, McKesson Corp., and Neurocrine Biosciences. Bond contributors were our underweights in consumer cyclicals, energy, and communications. Individual bond detractors included Post Holdings, Spectrum Brands, and Iron Mountain.

Total return based on a $10,000 investment

	Administrator Class	Diversified Capital Builder Blended Index	Russell 3000® Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,418	$10,212	$10,275
11/30/2014	$10,558	$10,395	$10,524
12/31/2014	$10,604	$10,338	$10,524
1/31/2015	$10,378	$10,143	$10,231
2/28/2015	$10,863	$10,643	$10,824
3/31/2015	$10,828	$10,529	$10,713
4/30/2015	$10,817	$10,617	$10,762
5/31/2015	$11,011	$10,729	$10,911
6/30/2015	$10,813	$10,537	$10,728
7/31/2015	$10,943	$10,674	$10,908
8/31/2015	$10,282	$10,145	$10,249
9/30/2015	$9,908	$9,871	$9,951
10/31/2015	$10,321	$10,538	$10,736
11/30/2015	$10,310	$10,505	$10,796
12/31/2015	$10,273	$10,296	$10,574
1/31/2016	$9,984	$9,840	$9,978
2/29/2016	$10,176	$9,849	$9,975
3/31/2016	$10,890	$10,472	$10,677
4/30/2016	$10,902	$10,619	$10,743
5/31/2016	$11,192	$10,776	$10,935
6/30/2016	$11,448	$10,823	$10,958
7/31/2016	$11,837	$11,201	$11,393
8/31/2016	$12,044	$11,274	$11,422
9/30/2016	$12,200	$11,299	$11,440
10/31/2016	$12,004	$11,142	$11,192
11/30/2016	$12,347	$11,461	$11,693
12/31/2016	$12,560	$11,678	$11,921
1/31/2017	$12,839	$11,894	$12,145
2/28/2017	$13,118	$12,286	$12,597
3/31/2017	$13,157	$12,285	$12,606
4/30/2017	$13,318	$12,417	$12,739
5/31/2017	$13,411	$12,564	$12,870
6/30/2017	$13,326	$12,633	$12,986
7/31/2017	$13,595	$12,857	$13,231
8/31/2017	$13,649	$12,887	$13,256
9/30/2017	$13,877	$13,122	$13,579
10/31/2017	$14,214	$13,360	$13,876
11/30/2017	$14,483	$13,656	$14,297
12/31/2017	$14,377	$13,780	$14,440
1/31/2018	$15,197	$14,369	$15,201
2/28/2018	$14,674	$13,940	$14,641
3/31/2018	$14,450	$13,680	$14,347
4/30/2018	$14,322	$13,738	$14,402
5/31/2018	$14,634	$14,000	$14,808
6/30/2018	$14,564	$14,081	$14,905
7/31/2018	$15,288	$14,485	$15,400
8/31/2018	$15,601	$14,885	$15,940
9/30/2018	$15,506	$14,949	$15,967
10/31/2018	$14,153	$14,094	$14,791
11/30/2018	$14,509	$14,278	$15,087
12/31/2018	$13,594	$13,225	$13,683
1/31/2019	$14,637	$14,208	$14,858
2/28/2019	$15,242	$14,629	$15,380
3/31/2019	$15,415	$14,855	$15,605
4/30/2019	$15,977	$15,357	$16,228
5/31/2019	$14,959	$14,574	$15,178
6/30/2019	$16,109	$15,432	$16,244
7/31/2019	$16,170	$15,631	$16,485
8/31/2019	$16,033	$15,432	$16,149
9/30/2019	$16,385	$15,645	$16,433
10/31/2019	$16,507	$15,903	$16,786
11/30/2019	$16,859	$16,364	$17,424
12/31/2019	$17,334	$16,803	$17,928
1/31/2020	$17,366	$16,817	$17,908
2/29/2020	$15,911	$15,722	$16,442
3/31/2020	$14,112	$13,703	$14,181
4/30/2020	$15,783	$15,191	$16,059
5/31/2020	$16,603	$15,966	$16,918
6/30/2020	$16,530	$16,269	$17,304
7/31/2020	$17,287	$17,178	$18,287
8/31/2020	$18,012	$18,166	$19,612
9/30/2020	$17,587	$17,621	$18,898
10/31/2020	$17,183	$17,323	$18,490
11/30/2020	$18,862	$19,025	$20,739
12/31/2020	$19,541	$19,719	$21,672
1/31/2021	$19,524	$19,613	$21,576
2/28/2021	$19,475	$20,056	$22,250
3/31/2021	$19,973	$20,633	$23,048
4/30/2021	$20,563	$21,522	$24,236
5/31/2021	$20,726	$21,614	$24,346
6/30/2021	$20,960	$22,093	$24,947
7/31/2021	$21,486	$22,458	$25,369
8/31/2021	$21,863	$22,976	$26,092
9/30/2021	$20,783	$22,186	$24,921
10/31/2021	$21,901	$23,331	$26,607
11/30/2021	$21,999	$23,036	$26,202
12/31/2021	$23,404	$23,847	$27,234
1/31/2022	$21,824	$22,674	$25,631
2/28/2022	$21,877	$22,156	$24,986
3/31/2022	$22,259	$22,666	$25,796
4/30/2022	$20,743	$20,944	$23,481
5/31/2022	$21,413	$20,936	$23,450
6/30/2022	$19,589	$19,265	$21,488
7/31/2022	$21,142	$20,902	$23,504
8/31/2022	$19,889	$20,173	$22,627
9/30/2022	$18,226	$18,571	$20,528
10/31/2022	$19,482	$19,822	$22,212
11/30/2022	$21,057	$20,722	$23,371
12/31/2022	$20,285	$19,779	$22,003
1/31/2023	$21,449	$20,965	$23,518
2/28/2023	$21,134	$20,523	$22,968
3/31/2023	$21,286	$21,067	$23,583
4/30/2023	$20,712	$21,313	$23,834
5/31/2023	$21,049	$21,336	$23,927
6/30/2023	$22,617	$22,504	$25,560
7/31/2023	$23,430	$23,164	$26,477
8/31/2023	$22,994	$22,877	$25,966
9/30/2023	$21,915	$22,004	$24,729
10/31/2023	$21,259	$21,537	$24,073
11/30/2023	$23,247	$23,291	$26,318
12/31/2023	$24,793	$24,368	$27,714
1/31/2024	$25,381	$24,624	$28,021
2/29/2024	$26,895	$25,638	$29,538
3/31/2024	$27,870	$26,330	$30,491
4/30/2024	$26,986	$25,423	$29,149
5/31/2024	$27,975	$26,391	$30,526
6/30/2024	$28,941	$27,108	$31,471
7/31/2024	$29,004	$27,536	$32,056
8/31/2024	$29,300	$28,137	$32,754
9/30/2024	$29,616	$28,702	$33,432

Diversified Capital Builder Fund

Annual Shareholder Report | September 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Administrator Class	35.14	12.57	11.47
Diversified Capital Builder Blended Index (Strategy)Footnote Reference*	30.44	12.90	11.12
Russell 3000® Index (Regulatory)	35.19	15.26	12.83

KEY FUND STATISTICS

Total net assets	$1,556,667,861
# of portfolio holdings	92
Portfolio turnover rate	30%
Total advisory fees paid	$7,987,880

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	The Diversified Capital Builder Blended Index is composed 75% of the Russell 1000® Index and 25% of the ICE BofA U.S. Cash Pay High Yield Index. You cannot invest directly in an index.

What did the Fund invest in?

(Based on long-term investments)

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Common stocks	84.5
Corporate bonds and notes	15.1
Yankee corporate bonds and notes	0.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Broadcom, Inc.	5.9
Leidos Holdings, Inc.	4.3
Advanced Micro Devices, Inc.	4.2
Microsoft Corp.	4.1
NVIDIA Corp.	3.9
Micron Technology, Inc.	3.8
Amphenol Corp., Class A	2.7
Marvell Technology, Inc.	2.6
Targa Resources Corp.	2.5
Schlumberger NV	2.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3761 09-24

Annual Shareholder Report

Diversified Income Builder Fund

September 30, 2024

Institutional Class

EKSYX

This annual shareholder report contains important information about Diversified Income Builder Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$57	0.52%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the past year, equity and fixed income markets benefited from steady growth and lower inflation based on the assumption that the Federal Reserve will follow a path to lower interest rates. U.S. consumers remained resilient in the face of interest rates not seen since before the Global Financial Crisis. The largest change we made to the portfolio was to remove an allocation to U.S. large-cap growth and emerging market equities. This allocation was added to our existing global dividend yield equity strategy. The top contributor to performance was an overweight to equity over the past year. The biggest detractor from performance was selection within high yield bonds.

Total return based on a $10,000 investment

	Institutional Class	Diversified Income Builder Blended Index	Bloomberg U.S. Universal Bond Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,240	$10,148	$10,098
11/30/2014	$10,242	$10,160	$10,170
12/31/2014	$10,179	$10,041	$10,179
1/31/2015	$10,158	$10,024	$10,393
2/28/2015	$10,419	$10,348	$10,295
3/31/2015	$10,397	$10,274	$10,343
4/30/2015	$10,479	$10,385	$10,306
5/31/2015	$10,548	$10,442	$10,281
6/30/2015	$10,388	$10,274	$10,169
7/31/2015	$10,401	$10,277	$10,240
8/31/2015	$10,100	$9,987	$10,225
9/30/2015	$9,835	$9,724	$10,294
10/31/2015	$10,164	$10,122	$10,296
11/30/2015	$10,072	$9,961	$10,269
12/31/2015	$10,020	$9,726	$10,235
1/31/2016	$9,937	$9,480	$10,376
2/29/2016	$10,063	$9,513	$10,450
3/31/2016	$10,451	$9,992	$10,546
4/30/2016	$10,577	$10,303	$10,586
5/31/2016	$10,687	$10,400	$10,589
6/30/2016	$10,798	$10,489	$10,779
7/31/2016	$11,134	$10,788	$10,847
8/31/2016	$11,305	$10,972	$10,835
9/30/2016	$11,397	$11,028	$10,829
10/31/2016	$11,356	$10,999	$10,746
11/30/2016	$11,363	$11,075	$10,492
12/31/2016	$11,556	$11,289	$10,506
1/31/2017	$11,704	$11,459	$10,527
2/28/2017	$11,939	$11,705	$10,598
3/31/2017	$11,918	$11,688	$10,592
4/30/2017	$12,068	$11,818	$10,674
5/31/2017	$12,170	$11,936	$10,756
6/30/2017	$12,166	$11,966	$10,745
7/31/2017	$12,339	$12,129	$10,792
8/31/2017	$12,361	$12,137	$10,888
9/30/2017	$12,478	$12,283	$10,836
10/31/2017	$12,630	$12,389	$10,843
11/30/2017	$12,710	$12,457	$10,829
12/31/2017	$12,682	$12,519	$10,879
1/31/2018	$12,897	$12,811	$10,753
2/28/2018	$12,560	$12,568	$10,651
3/31/2018	$12,478	$12,417	$10,720
4/30/2018	$12,484	$12,485	$10,640
5/31/2018	$12,581	$12,595	$10,716
6/30/2018	$12,592	$12,653	$10,703
7/31/2018	$12,819	$12,898	$10,705
8/31/2018	$12,939	$13,114	$10,774
9/30/2018	$12,930	$13,181	$10,705
10/31/2018	$12,437	$12,714	$10,620
11/30/2018	$12,438	$12,731	$10,683
12/31/2018	$12,040	$12,144	$10,880
1/31/2019	$12,720	$12,863	$10,995
2/28/2019	$12,983	$13,156	$10,989
3/31/2019	$13,171	$13,320	$11,200
4/30/2019	$13,325	$13,630	$11,203
5/31/2019	$13,014	$13,213	$11,402
6/30/2019	$13,504	$13,749	$11,545
7/31/2019	$13,506	$13,869	$11,570
8/31/2019	$13,460	$13,817	$11,870
9/30/2019	$13,550	$13,929	$11,807
10/31/2019	$13,621	$14,053	$11,842
11/30/2019	$13,726	$14,263	$11,836
12/31/2019	$14,035	$14,600	$11,828
1/31/2020	$14,006	$14,606	$12,056
2/29/2020	$13,617	$14,215	$12,273
3/31/2020	$12,046	$12,725	$12,200
4/30/2020	$12,768	$13,389	$12,417
5/31/2020	$13,144	$13,912	$12,475
6/30/2020	$13,318	$14,116	$12,554
7/31/2020	$13,788	$14,739	$12,741
8/31/2020	$13,978	$15,034	$12,638
9/30/2020	$13,818	$14,818	$12,632
10/31/2020	$13,858	$14,760	$12,575
11/30/2020	$14,440	$15,588	$12,698
12/31/2020	$14,739	$15,951	$12,716
1/31/2021	$14,739	$15,946	$12,625
2/28/2021	$14,874	$16,036	$12,443
3/31/2021	$14,973	$16,128	$12,287
4/30/2021	$15,214	$16,429	$12,384
5/31/2021	$15,350	$16,528	$12,425
6/30/2021	$15,473	$16,735	$12,512
7/31/2021	$15,545	$16,829	$12,652
8/31/2021	$15,697	$16,985	$12,628
9/30/2021	$15,488	$16,789	$12,518
10/31/2021	$15,716	$16,986	$12,515
11/30/2021	$15,614	$16,786	$12,552
12/31/2021	$15,972	$17,141	$12,520
1/31/2022	$15,329	$16,593	$12,250
2/28/2022	$15,094	$16,367	$12,114
3/31/2022	$14,967	$16,297	$11,777
4/30/2022	$14,205	$15,521	$11,330
5/31/2022	$14,159	$15,569	$11,403
6/30/2022	$13,321	$14,570	$11,224
7/31/2022	$14,034	$15,406	$11,498
8/31/2022	$13,673	$14,974	$11,174
9/30/2022	$12,903	$14,159	$10,691
10/31/2022	$13,292	$14,589	$10,552
11/30/2022	$13,732	$15,122	$10,940
12/31/2022	$13,474	$14,894	$10,891
1/31/2023	$14,115	$15,576	$11,226
2/28/2023	$13,876	$15,282	$10,936
3/31/2023	$13,923	$15,561	$11,214
4/30/2023	$14,037	$15,721	$11,282
5/31/2023	$13,993	$15,562	$11,159
6/30/2023	$14,378	$15,931	$11,119
7/31/2023	$14,684	$16,212	$11,111
8/31/2023	$14,532	$16,111	$11,040
9/30/2023	$14,247	$15,770	$10,760
10/31/2023	$14,033	$15,497	$10,590
11/30/2023	$14,792	$16,384	$11,069
12/31/2023	$15,325	$17,037	$11,493
1/31/2024	$15,463	$17,056	$11,462
2/29/2024	$15,825	$17,231	$11,300
3/31/2024	$16,146	$17,512	$11,404
4/30/2024	$15,929	$17,196	$11,116
5/31/2024	$16,339	$17,528	$11,304
6/30/2024	$16,537	$17,749	$11,411
7/31/2024	$16,729	$18,090	$11,678
8/31/2024	$16,954	$18,419	$11,846
9/30/2024	$17,077	$18,742	$12,004

Diversified Income Builder Fund

Annual Shareholder Report | September 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Institutional Class	19.87	4.74	5.50
Diversified Income Builder Blended Index (Strategy)Footnote Reference*	18.85	6.12	6.48
Bloomberg U.S. Universal Bond Index (Regulatory)	12.08	0.70	2.15

KEY FUND STATISTICS

Total net assets	$350,544,835
# of portfolio holdings	416
Portfolio turnover rate	67%
Total advisory fees paid	$1,095,568

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	The Diversified Income Builder Blended Index is composed 60% of the ICE BofA U.S. Cash Pay High Yield Index, 25% of the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) (Net) and 15% of the Bloomberg U.S. Aggregate Bond Index. Prior to February 1, 2020, the Diversified Income Builder Blended Index was composed 65% of the ICE BofA U.S. Cash Pay High Yield Index, and 35% of the Russell 1000® Index. Prior to January 2, 2018, the Diversified Income Builder Blended Index was composed 75% of the ICE BofA U.S. Cash Pay High Yield Index, and 25% of the Russell 1000® Index. You cannot invest directly in an index.

What did the Fund invest in?

(Based on long-term investments)

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	45.1
Common stocks	30.1
Yankee corporate bonds and notes	11.0
Foreign corporate bonds and notes	4.5
Municipal obligations	3.7
Investment companies	2.8
Loans	2.4
Preferred stocks	0.3
Asset-backed securities	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

iShares iBoxx $ High Yield Corporate Bond ETF	2.7
Apple, Inc.	1.2
Microsoft Corp.	1.0
Societe Generale SA, 8.00%, 9/29/2025	1.0
Banco Santander SA, 4.38%, 1/14/2026	0.9
ABN AMRO Bank NV, 4.75%, 9/22/2027	0.9
NVIDIA Corp.	0.9
Commerzbank AG, 6.13%, 10/9/2025	0.8
Walmart, Inc.	0.8
Alphabet, Inc., Class A	0.7

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2023.

On November 8, 2024, Allspring Global Investments (UK) Limited became a sub-adviser to the Fund and Matthias Scheiber was added as a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4700 09-24

Annual Shareholder Report

Diversified Income Builder Fund

September 30, 2024

Class R6

EKSRX

This annual shareholder report contains important information about Diversified Income Builder Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$46	0.42%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the past year, equity and fixed income markets benefited from steady growth and lower inflation based on the assumption that the Federal Reserve will follow a path to lower interest rates. U.S. consumers remained resilient in the face of interest rates not seen since before the Global Financial Crisis. The largest change we made to the portfolio was to remove an allocation to U.S. large-cap growth and emerging market equities. This allocation was added to our existing global dividend yield equity strategy. The top contributor to performance was an overweight to equity over the past year. The biggest detractor from performance was selection within high yield bonds.

Total return based on a $10,000 investment

	Class R6	Diversified Income Builder Blended Index	Bloomberg U.S. Universal Bond Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,240	$10,148	$10,098
11/30/2014	$10,242	$10,160	$10,170
12/31/2014	$10,179	$10,041	$10,179
1/31/2015	$10,158	$10,024	$10,393
2/28/2015	$10,419	$10,348	$10,295
3/31/2015	$10,397	$10,274	$10,343
4/30/2015	$10,479	$10,385	$10,306
5/31/2015	$10,548	$10,442	$10,281
6/30/2015	$10,388	$10,274	$10,169
7/31/2015	$10,401	$10,277	$10,240
8/31/2015	$10,100	$9,987	$10,225
9/30/2015	$9,835	$9,724	$10,294
10/31/2015	$10,164	$10,122	$10,296
11/30/2015	$10,072	$9,961	$10,269
12/31/2015	$10,020	$9,726	$10,235
1/31/2016	$9,937	$9,480	$10,376
2/29/2016	$10,063	$9,513	$10,450
3/31/2016	$10,451	$9,992	$10,546
4/30/2016	$10,577	$10,303	$10,586
5/31/2016	$10,687	$10,400	$10,589
6/30/2016	$10,798	$10,489	$10,779
7/31/2016	$11,134	$10,788	$10,847
8/31/2016	$11,305	$10,972	$10,835
9/30/2016	$11,397	$11,028	$10,829
10/31/2016	$11,356	$10,999	$10,746
11/30/2016	$11,363	$11,075	$10,492
12/31/2016	$11,556	$11,289	$10,506
1/31/2017	$11,704	$11,459	$10,527
2/28/2017	$11,939	$11,705	$10,598
3/31/2017	$11,918	$11,688	$10,592
4/30/2017	$12,068	$11,818	$10,674
5/31/2017	$12,170	$11,936	$10,756
6/30/2017	$12,166	$11,966	$10,745
7/31/2017	$12,339	$12,129	$10,792
8/31/2017	$12,361	$12,137	$10,888
9/30/2017	$12,478	$12,283	$10,836
10/31/2017	$12,630	$12,389	$10,843
11/30/2017	$12,710	$12,457	$10,829
12/31/2017	$12,682	$12,519	$10,879
1/31/2018	$12,897	$12,811	$10,753
2/28/2018	$12,560	$12,568	$10,651
3/31/2018	$12,478	$12,417	$10,720
4/30/2018	$12,484	$12,485	$10,640
5/31/2018	$12,581	$12,595	$10,716
6/30/2018	$12,592	$12,653	$10,703
7/31/2018	$12,819	$12,898	$10,705
8/31/2018	$12,939	$13,114	$10,774
9/30/2018	$12,910	$13,181	$10,705
10/31/2018	$12,419	$12,714	$10,620
11/30/2018	$12,420	$12,731	$10,683
12/31/2018	$12,045	$12,144	$10,880
1/31/2019	$12,727	$12,863	$10,995
2/28/2019	$12,991	$13,156	$10,989
3/31/2019	$13,157	$13,320	$11,200
4/30/2019	$13,335	$13,630	$11,203
5/31/2019	$13,002	$13,213	$11,402
6/30/2019	$13,494	$13,749	$11,545
7/31/2019	$13,497	$13,869	$11,570
8/31/2019	$13,452	$13,817	$11,870
9/30/2019	$13,565	$13,929	$11,807
10/31/2019	$13,613	$14,053	$11,842
11/30/2019	$13,765	$14,263	$11,836
12/31/2019	$14,050	$14,600	$11,828
1/31/2020	$14,023	$14,606	$12,056
2/29/2020	$13,634	$14,215	$12,273
3/31/2020	$12,062	$12,725	$12,200
4/30/2020	$12,814	$13,389	$12,417
5/31/2020	$13,191	$13,912	$12,475
6/30/2020	$13,342	$14,116	$12,554
7/31/2020	$13,838	$14,739	$12,741
8/31/2020	$14,029	$15,034	$12,638
9/30/2020	$13,870	$14,818	$12,632
10/31/2020	$13,887	$14,760	$12,575
11/30/2020	$14,471	$15,588	$12,698
12/31/2020	$14,771	$15,951	$12,716
1/31/2021	$14,772	$15,946	$12,625
2/28/2021	$14,910	$16,036	$12,443
3/31/2021	$15,034	$16,128	$12,287
4/30/2021	$15,253	$16,429	$12,384
5/31/2021	$15,390	$16,528	$12,425
6/30/2021	$15,514	$16,735	$12,512
7/31/2021	$15,588	$16,829	$12,652
8/31/2021	$15,766	$16,985	$12,628
9/30/2021	$15,534	$16,789	$12,518
10/31/2021	$15,788	$16,986	$12,515
11/30/2021	$15,688	$16,786	$12,552
12/31/2021	$16,023	$17,141	$12,520
1/31/2022	$15,379	$16,593	$12,250
2/28/2022	$15,169	$16,367	$12,114
3/31/2022	$15,018	$16,297	$11,777
4/30/2022	$14,255	$15,521	$11,330
5/31/2022	$14,209	$15,569	$11,403
6/30/2022	$13,395	$14,570	$11,224
7/31/2022	$14,112	$15,406	$11,498
8/31/2022	$13,725	$14,974	$11,174
9/30/2022	$12,953	$14,159	$10,691
10/31/2022	$13,370	$14,589	$10,552
11/30/2022	$13,788	$15,122	$10,940
12/31/2022	$13,555	$14,894	$10,891
1/31/2023	$14,173	$15,576	$11,226
2/28/2023	$13,935	$15,282	$10,936
3/31/2023	$13,984	$15,561	$11,214
4/30/2023	$14,099	$15,721	$11,282
5/31/2023	$14,083	$15,562	$11,159
6/30/2023	$14,471	$15,931	$11,119
7/31/2023	$14,753	$16,212	$11,111
8/31/2023	$14,601	$16,111	$11,040
9/30/2023	$14,316	$15,770	$10,760
10/31/2023	$14,129	$15,497	$10,590
11/30/2023	$14,894	$16,384	$11,069
12/31/2023	$15,430	$17,037	$11,493
1/31/2024	$15,571	$17,056	$11,462
2/29/2024	$15,935	$17,231	$11,300
3/31/2024	$16,259	$17,512	$11,404
4/30/2024	$16,043	$17,196	$11,116
5/31/2024	$16,457	$17,528	$11,304
6/30/2024	$16,628	$17,749	$11,411
7/31/2024	$16,822	$18,090	$11,678
8/31/2024	$17,079	$18,419	$11,846
9/30/2024	$17,204	$18,742	$12,004

Diversified Income Builder Fund

Annual Shareholder Report | September 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class R6Footnote Reference*	20.18	4.87	5.58
Diversified Income Builder Blended Index (Strategy)Footnote Reference†	18.85	6.12	6.48
Bloomberg U.S. Universal Bond Index (Regulatory)	12.08	0.70	2.15

KEY FUND STATISTICS

Total net assets	$350,544,835
# of portfolio holdings	416
Portfolio turnover rate	67%
Total advisory fees paid	$1,095,568

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on July 31, 2018 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
Footnote†	The Diversified Income Builder Blended Index is composed 60% of the ICE BofA U.S. Cash Pay High Yield Index, 25% of the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) (Net) and 15% of the Bloomberg U.S. Aggregate Bond Index. Prior to February 1, 2020, the Diversified Income Builder Blended Index was composed 65% of the ICE BofA U.S. Cash Pay High Yield Index, and 35% of the Russell 1000® Index. Prior to January 2, 2018, the Diversified Income Builder Blended Index was composed 75% of the ICE BofA U.S. Cash Pay High Yield Index, and 25% of the Russell 1000® Index. You cannot invest directly in an index.

What did the Fund invest in?

(Based on long-term investments)

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	45.1
Common stocks	30.1
Yankee corporate bonds and notes	11.0
Foreign corporate bonds and notes	4.5
Municipal obligations	3.7
Investment companies	2.8
Loans	2.4
Preferred stocks	0.3
Asset-backed securities	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

iShares iBoxx $ High Yield Corporate Bond ETF	2.7
Apple, Inc.	1.2
Microsoft Corp.	1.0
Societe Generale SA, 8.00%, 9/29/2025	1.0
Banco Santander SA, 4.38%, 1/14/2026	0.9
ABN AMRO Bank NV, 4.75%, 9/22/2027	0.9
NVIDIA Corp.	0.9
Commerzbank AG, 6.13%, 10/9/2025	0.8
Walmart, Inc.	0.8
Alphabet, Inc., Class A	0.7

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2023.

On November 8, 2024, Allspring Global Investments (UK) Limited became a sub-adviser to the Fund and Matthias Scheiber was added as a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4806 09-24

Annual Shareholder Report

Diversified Income Builder Fund

September 30, 2024

Class C

EKSCX

This annual shareholder report contains important information about Diversified Income Builder Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$174	1.59%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the past year, equity and fixed income markets benefited from steady growth and lower inflation based on the assumption that the Federal Reserve will follow a path to lower interest rates. U.S. consumers remained resilient in the face of interest rates not seen since before the Global Financial Crisis. The largest change we made to the portfolio was to remove an allocation to U.S. large-cap growth and emerging market equities. This allocation was added to our existing global dividend yield equity strategy. The top contributor to performance was an overweight to equity over the past year. The biggest detractor from performance was selection within high yield bonds.

Total return based on a $10,000 investment

	Class C with Load with Load	Diversified Income Builder Blended Index	Bloomberg U.S. Universal Bond Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,226	$10,148	$10,098
11/30/2014	$10,219	$10,160	$10,170
12/31/2014	$10,148	$10,041	$10,179
1/31/2015	$10,118	$10,024	$10,393
2/28/2015	$10,364	$10,348	$10,295
3/31/2015	$10,334	$10,274	$10,343
4/30/2015	$10,404	$10,385	$10,306
5/31/2015	$10,462	$10,442	$10,281
6/30/2015	$10,281	$10,274	$10,169
7/31/2015	$10,284	$10,277	$10,240
8/31/2015	$9,984	$9,987	$10,225
9/30/2015	$9,719	$9,724	$10,294
10/31/2015	$10,045	$10,122	$10,296
11/30/2015	$9,931	$9,961	$10,269
12/31/2015	$9,872	$9,726	$10,235
1/31/2016	$9,784	$9,480	$10,376
2/29/2016	$9,897	$9,513	$10,450
3/31/2016	$10,279	$9,992	$10,546
4/30/2016	$10,373	$10,303	$10,586
5/31/2016	$10,470	$10,400	$10,589
6/30/2016	$10,585	$10,489	$10,779
7/31/2016	$10,897	$10,788	$10,847
8/31/2016	$11,069	$10,972	$10,835
9/30/2016	$11,130	$11,028	$10,829
10/31/2016	$11,099	$10,999	$10,746
11/30/2016	$11,097	$11,075	$10,492
12/31/2016	$11,271	$11,289	$10,506
1/31/2017	$11,402	$11,459	$10,527
2/28/2017	$11,598	$11,705	$10,598
3/31/2017	$11,587	$11,688	$10,592
4/30/2017	$11,720	$11,818	$10,674
5/31/2017	$11,806	$11,936	$10,756
6/30/2017	$11,793	$11,966	$10,745
7/31/2017	$11,947	$12,129	$10,792
8/31/2017	$11,958	$12,137	$10,888
9/30/2017	$12,077	$12,283	$10,836
10/31/2017	$12,191	$12,389	$10,843
11/30/2017	$12,276	$12,457	$10,829
12/31/2017	$12,220	$12,519	$10,879
1/31/2018	$12,436	$12,811	$10,753
2/28/2018	$12,070	$12,568	$10,651
3/31/2018	$12,002	$12,417	$10,720
4/30/2018	$11,996	$12,485	$10,640
5/31/2018	$12,077	$12,595	$10,716
6/30/2018	$12,075	$12,653	$10,703
7/31/2018	$12,296	$12,898	$10,705
8/31/2018	$12,396	$13,114	$10,774
9/30/2018	$12,358	$13,181	$10,705
10/31/2018	$11,867	$12,714	$10,620
11/30/2018	$11,876	$12,731	$10,683
12/31/2018	$11,491	$12,144	$10,880
1/31/2019	$12,117	$12,863	$10,995
2/28/2019	$12,371	$13,156	$10,989
3/31/2019	$12,513	$13,320	$11,200
4/30/2019	$12,666	$13,630	$11,203
5/31/2019	$12,346	$13,213	$11,402
6/30/2019	$12,808	$13,749	$11,545
7/31/2019	$12,799	$13,869	$11,570
8/31/2019	$12,744	$13,817	$11,870
9/30/2019	$12,816	$13,929	$11,807
10/31/2019	$12,869	$14,053	$11,842
11/30/2019	$12,976	$14,263	$11,836
12/31/2019	$13,241	$14,600	$11,828
1/31/2020	$13,208	$14,606	$12,056
2/29/2020	$12,821	$14,215	$12,273
3/31/2020	$11,347	$12,725	$12,200
4/30/2020	$11,998	$13,389	$12,417
5/31/2020	$12,352	$13,912	$12,475
6/30/2020	$12,499	$14,116	$12,554
7/31/2020	$12,937	$14,739	$12,741
8/31/2020	$13,088	$15,034	$12,638
9/30/2020	$12,941	$14,818	$12,632
10/31/2020	$12,964	$14,760	$12,575
11/30/2020	$13,482	$15,588	$12,698
12/31/2020	$13,741	$15,951	$12,716
1/31/2021	$13,727	$15,946	$12,625
2/28/2021	$13,860	$16,036	$12,443
3/31/2021	$13,937	$16,128	$12,287
4/30/2021	$14,142	$16,429	$12,384
5/31/2021	$14,253	$16,528	$12,425
6/30/2021	$14,351	$16,735	$12,512
7/31/2021	$14,402	$16,829	$12,652
8/31/2021	$14,548	$16,985	$12,628
9/30/2021	$14,326	$16,789	$12,518
10/31/2021	$14,539	$16,986	$12,515
11/30/2021	$14,435	$16,786	$12,552
12/31/2021	$14,741	$17,141	$12,520
1/31/2022	$14,130	$16,593	$12,250
2/28/2022	$13,908	$16,367	$12,114
3/31/2022	$13,781	$16,297	$11,777
4/30/2022	$13,067	$15,521	$11,330
5/31/2022	$13,012	$15,569	$11,403
6/30/2022	$12,230	$14,570	$11,224
7/31/2022	$12,900	$15,406	$11,498
8/31/2022	$12,521	$14,974	$11,174
9/30/2022	$11,803	$14,159	$10,691
10/31/2022	$12,168	$14,589	$10,552
11/30/2022	$12,557	$15,122	$10,940
12/31/2022	$12,323	$14,894	$10,891
1/31/2023	$12,889	$15,576	$11,226
2/28/2023	$12,673	$15,282	$10,936
3/31/2023	$12,711	$15,561	$11,214
4/30/2023	$12,809	$15,721	$11,282
5/31/2023	$12,790	$15,562	$11,159
6/30/2023	$13,129	$15,931	$11,119
7/31/2023	$13,396	$16,212	$11,111
8/31/2023	$13,257	$16,111	$11,040
9/30/2023	$12,977	$15,770	$10,760
10/31/2023	$12,808	$15,497	$10,590
11/30/2023	$13,501	$16,384	$11,069
12/31/2023	$13,969	$17,037	$11,493
1/31/2024	$14,087	$17,056	$11,462
2/29/2024	$14,428	$17,231	$11,300
3/31/2024	$14,707	$17,512	$11,404
4/30/2024	$14,512	$17,196	$11,116
5/31/2024	$14,870	$17,528	$11,304
6/30/2024	$15,040	$17,749	$11,411
7/31/2024	$15,206	$18,090	$11,678
8/31/2024	$15,425	$18,419	$11,846
9/30/2024	$15,530	$18,742	$12,004

Diversified Income Builder Fund

Annual Shareholder Report | September 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class C	18.88	3.65	4.50
Class C with Load	17.88	3.65	4.50
Diversified Income Builder Blended Index (Strategy)Footnote Reference*	18.85	6.12	6.48
Bloomberg U.S. Universal Bond Index (Regulatory)	12.08	0.70	2.15

KEY FUND STATISTICS

Total net assets	$350,544,835
# of portfolio holdings	416
Portfolio turnover rate	67%
Total advisory fees paid	$1,095,568

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	The Diversified Income Builder Blended Index is composed 60% of the ICE BofA U.S. Cash Pay High Yield Index, 25% of the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) (Net) and 15% of the Bloomberg U.S. Aggregate Bond Index. Prior to February 1, 2020, the Diversified Income Builder Blended Index was composed 65% of the ICE BofA U.S. Cash Pay High Yield Index, and 35% of the Russell 1000® Index. Prior to January 2, 2018, the Diversified Income Builder Blended Index was composed 75% of the ICE BofA U.S. Cash Pay High Yield Index, and 25% of the Russell 1000® Index. You cannot invest directly in an index.

What did the Fund invest in?

(Based on long-term investments)

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	45.1
Common stocks	30.1
Yankee corporate bonds and notes	11.0
Foreign corporate bonds and notes	4.5
Municipal obligations	3.7
Investment companies	2.8
Loans	2.4
Preferred stocks	0.3
Asset-backed securities	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

iShares iBoxx $ High Yield Corporate Bond ETF	2.7
Apple, Inc.	1.2
Microsoft Corp.	1.0
Societe Generale SA, 8.00%, 9/29/2025	1.0
Banco Santander SA, 4.38%, 1/14/2026	0.9
ABN AMRO Bank NV, 4.75%, 9/22/2027	0.9
NVIDIA Corp.	0.9
Commerzbank AG, 6.13%, 10/9/2025	0.8
Walmart, Inc.	0.8
Alphabet, Inc., Class A	0.7

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2023.

On November 8, 2024, Allspring Global Investments (UK) Limited became a sub-adviser to the Fund and Matthias Scheiber was added as a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0424 09-24

Annual Shareholder Report

Diversified Income Builder Fund

September 30, 2024

Class A

EKSAX

This annual shareholder report contains important information about Diversified Income Builder Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$92	0.84%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the past year, equity and fixed income markets benefited from steady growth and lower inflation based on the assumption that the Federal Reserve will follow a path to lower interest rates. U.S. consumers remained resilient in the face of interest rates not seen since before the Global Financial Crisis. The largest change we made to the portfolio was to remove an allocation to U.S. large-cap growth and emerging market equities. This allocation was added to our existing global dividend yield equity strategy. The top contributor to performance was an overweight to equity over the past year. The biggest detractor from performance was selection within high yield bonds.

Total return based on a $10,000 investment

	Class A with Load	Diversified Income Builder Blended Index	Bloomberg U.S. Universal Bond Index
9/30/2014	$9,423	$10,000	$10,000
10/31/2014	$9,657	$10,148	$10,098
11/30/2014	$9,656	$10,160	$10,170
12/31/2014	$9,581	$10,041	$10,179
1/31/2015	$9,575	$10,024	$10,393
2/28/2015	$9,813	$10,348	$10,295
3/31/2015	$9,791	$10,274	$10,343
4/30/2015	$9,847	$10,385	$10,306
5/31/2015	$9,924	$10,442	$10,281
6/30/2015	$9,758	$10,274	$10,169
7/31/2015	$9,768	$10,277	$10,240
8/31/2015	$9,488	$9,987	$10,225
9/30/2015	$9,242	$9,724	$10,294
10/31/2015	$9,558	$10,122	$10,296
11/30/2015	$9,456	$9,961	$10,269
12/31/2015	$9,388	$9,726	$10,235
1/31/2016	$9,327	$9,480	$10,376
2/29/2016	$9,440	$9,513	$10,450
3/31/2016	$9,812	$9,992	$10,546
4/30/2016	$9,907	$10,303	$10,586
5/31/2016	$10,006	$10,400	$10,589
6/30/2016	$10,122	$10,489	$10,779
7/31/2016	$10,411	$10,788	$10,847
8/31/2016	$10,583	$10,972	$10,835
9/30/2016	$10,664	$11,028	$10,829
10/31/2016	$10,625	$10,999	$10,746
11/30/2016	$10,629	$11,075	$10,492
12/31/2016	$10,803	$11,289	$10,506
1/31/2017	$10,935	$11,459	$10,527
2/28/2017	$11,148	$11,705	$10,598
3/31/2017	$11,127	$11,688	$10,592
4/30/2017	$11,262	$11,818	$10,674
5/31/2017	$11,370	$11,936	$10,756
6/30/2017	$11,346	$11,966	$10,745
7/31/2017	$11,519	$12,129	$10,792
8/31/2017	$11,537	$12,137	$10,888
9/30/2017	$11,642	$12,283	$10,836
10/31/2017	$11,777	$12,389	$10,843
11/30/2017	$11,848	$12,457	$10,829
12/31/2017	$11,820	$12,519	$10,879
1/31/2018	$12,015	$12,811	$10,753
2/28/2018	$11,686	$12,568	$10,651
3/31/2018	$11,608	$12,417	$10,720
4/30/2018	$11,628	$12,485	$10,640
5/31/2018	$11,714	$12,595	$10,716
6/30/2018	$11,701	$12,653	$10,703
7/31/2018	$11,924	$12,898	$10,705
8/31/2018	$12,048	$13,114	$10,774
9/30/2018	$12,018	$13,181	$10,705
10/31/2018	$11,548	$12,714	$10,620
11/30/2018	$11,545	$12,731	$10,683
12/31/2018	$11,199	$12,144	$10,880
1/31/2019	$11,814	$12,863	$10,995
2/28/2019	$12,070	$13,156	$10,989
3/31/2019	$12,216	$13,320	$11,200
4/30/2019	$12,373	$13,630	$11,203
5/31/2019	$12,068	$13,213	$11,402
6/30/2019	$12,508	$13,749	$11,545
7/31/2019	$12,507	$13,869	$11,570
8/31/2019	$12,461	$13,817	$11,870
9/30/2019	$12,560	$13,929	$11,807
10/31/2019	$12,600	$14,053	$11,842
11/30/2019	$12,712	$14,263	$11,836
12/31/2019	$13,007	$14,600	$11,828
1/31/2020	$12,979	$14,606	$12,056
2/29/2020	$12,604	$14,215	$12,273
3/31/2020	$11,140	$12,725	$12,200
4/30/2020	$11,810	$13,389	$12,417
5/31/2020	$12,166	$13,912	$12,475
6/30/2020	$12,299	$14,116	$12,554
7/31/2020	$12,739	$14,739	$12,741
8/31/2020	$12,910	$15,034	$12,638
9/30/2020	$12,760	$14,818	$12,632
10/31/2020	$12,791	$14,760	$12,575
11/30/2020	$13,334	$15,588	$12,698
12/31/2020	$13,599	$15,951	$12,716
1/31/2021	$13,594	$15,946	$12,625
2/28/2021	$13,713	$16,036	$12,443
3/31/2021	$13,798	$16,128	$12,287
4/30/2021	$14,010	$16,429	$12,384
5/31/2021	$14,151	$16,528	$12,425
6/30/2021	$14,235	$16,735	$12,512
7/31/2021	$14,318	$16,829	$12,652
8/31/2021	$14,450	$16,985	$12,628
9/30/2021	$14,237	$16,789	$12,518
10/31/2021	$14,459	$16,986	$12,515
11/30/2021	$14,387	$16,786	$12,552
12/31/2021	$14,680	$17,141	$12,520
1/31/2022	$14,079	$16,593	$12,250
2/28/2022	$13,887	$16,367	$12,114
3/31/2022	$13,747	$16,297	$11,777
4/30/2022	$13,040	$15,521	$11,330
5/31/2022	$12,995	$15,569	$11,403
6/30/2022	$12,242	$14,570	$11,224
7/31/2022	$12,899	$15,406	$11,498
8/31/2022	$12,527	$14,974	$11,174
9/30/2022	$11,836	$14,159	$10,691
10/31/2022	$12,203	$14,589	$10,552
11/30/2022	$12,593	$15,122	$10,940
12/31/2022	$12,358	$14,894	$10,891
1/31/2023	$12,925	$15,576	$11,226
2/28/2023	$12,710	$15,282	$10,936
3/31/2023	$12,747	$15,561	$11,214
4/30/2023	$12,846	$15,721	$11,282
5/31/2023	$12,827	$15,562	$11,159
6/30/2023	$13,166	$15,931	$11,119
7/31/2023	$13,434	$16,212	$11,111
8/31/2023	$13,295	$16,111	$11,040
9/30/2023	$13,014	$15,770	$10,760
10/31/2023	$12,844	$15,497	$10,590
11/30/2023	$13,540	$16,384	$11,069
12/31/2023	$14,009	$17,037	$11,493
1/31/2024	$14,127	$17,056	$11,462
2/29/2024	$14,469	$17,231	$11,300
3/31/2024	$14,749	$17,512	$11,404
4/30/2024	$14,553	$17,196	$11,116
5/31/2024	$14,912	$17,528	$11,304
6/30/2024	$15,083	$17,749	$11,411
7/31/2024	$15,249	$18,090	$11,678
8/31/2024	$15,468	$18,419	$11,846
9/30/2024	$15,574	$18,742	$12,004

Diversified Income Builder Fund

Annual Shareholder Report | September 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class A	19.67	4.40	5.15
Class A with Load	12.77	3.17	4.53
Diversified Income Builder Blended Index (Strategy)Footnote Reference*	18.85	6.12	6.48
Bloomberg U.S. Universal Bond Index (Regulatory)	12.08	0.70	2.15

KEY FUND STATISTICS

Total net assets	$350,544,835
# of portfolio holdings	416
Portfolio turnover rate	67%
Total advisory fees paid	$1,095,568

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	The Diversified Income Builder Blended Index is composed 60% of the ICE BofA U.S. Cash Pay High Yield Index, 25% of the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) (Net) and 15% of the Bloomberg U.S. Aggregate Bond Index. Prior to February 1, 2020, the Diversified Income Builder Blended Index was composed 65% of the ICE BofA U.S. Cash Pay High Yield Index, and 35% of the Russell 1000® Index. Prior to January 2, 2018, the Diversified Income Builder Blended Index was composed 75% of the ICE BofA U.S. Cash Pay High Yield Index, and 25% of the Russell 1000® Index. You cannot invest directly in an index.

What did the Fund invest in?

(Based on long-term investments)

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	45.1
Common stocks	30.1
Yankee corporate bonds and notes	11.0
Foreign corporate bonds and notes	4.5
Municipal obligations	3.7
Investment companies	2.8
Loans	2.4
Preferred stocks	0.3
Asset-backed securities	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

iShares iBoxx $ High Yield Corporate Bond ETF	2.7
Apple, Inc.	1.2
Microsoft Corp.	1.0
Societe Generale SA, 8.00%, 9/29/2025	1.0
Banco Santander SA, 4.38%, 1/14/2026	0.9
ABN AMRO Bank NV, 4.75%, 9/22/2027	0.9
NVIDIA Corp.	0.9
Commerzbank AG, 6.13%, 10/9/2025	0.8
Walmart, Inc.	0.8
Alphabet, Inc., Class A	0.7

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2023.

On November 8, 2024, Allspring Global Investments (UK) Limited became a sub-adviser to the Fund and Matthias Scheiber was added as a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4304 09-24

Annual Shareholder Report

Diversified Income Builder Fund

September 30, 2024

Administrator Class

EKSDX

This annual shareholder report contains important information about Diversified Income Builder Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$85	0.77%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the past year, equity and fixed income markets benefited from steady growth and lower inflation based on the assumption that the Federal Reserve will follow a path to lower interest rates. U.S. consumers remained resilient in the face of interest rates not seen since before the Global Financial Crisis. The largest change we made to the portfolio was to remove an allocation to U.S. large-cap growth and emerging market equities. This allocation was added to our existing global dividend yield equity strategy. The top contributor to performance was an overweight to equity over the past year. The biggest detractor from performance was selection within high yield bonds.

Total return based on a $10,000 investment

	Administrator Class	Diversified Income Builder Blended Index	Bloomberg U.S. Universal Bond Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,254	$10,148	$10,098
11/30/2014	$10,254	$10,160	$10,170
12/31/2014	$10,173	$10,041	$10,179
1/31/2015	$10,167	$10,024	$10,393
2/28/2015	$10,426	$10,348	$10,295
3/31/2015	$10,403	$10,274	$10,343
4/30/2015	$10,465	$10,385	$10,306
5/31/2015	$10,550	$10,442	$10,281
6/30/2015	$10,371	$10,274	$10,169
7/31/2015	$10,382	$10,277	$10,240
8/31/2015	$10,098	$9,987	$10,225
9/30/2015	$9,831	$9,724	$10,294
10/31/2015	$10,158	$10,122	$10,296
11/30/2015	$10,048	$9,961	$10,269
12/31/2015	$9,993	$9,726	$10,235
1/31/2016	$9,928	$9,480	$10,376
2/29/2016	$10,051	$9,513	$10,450
3/31/2016	$10,437	$9,992	$10,546
4/30/2016	$10,542	$10,303	$10,586
5/31/2016	$10,650	$10,400	$10,589
6/30/2016	$10,777	$10,489	$10,779
7/31/2016	$11,091	$10,788	$10,847
8/31/2016	$11,279	$10,972	$10,835
9/30/2016	$11,350	$11,028	$10,829
10/31/2016	$11,327	$10,999	$10,746
11/30/2016	$11,332	$11,075	$10,492
12/31/2016	$11,522	$11,289	$10,506
1/31/2017	$11,667	$11,459	$10,527
2/28/2017	$11,881	$11,705	$10,598
3/31/2017	$11,858	$11,688	$10,592
4/30/2017	$12,006	$11,818	$10,674
5/31/2017	$12,124	$11,936	$10,756
6/30/2017	$12,099	$11,966	$10,745
7/31/2017	$12,269	$12,129	$10,792
8/31/2017	$12,289	$12,137	$10,888
9/30/2017	$12,423	$12,283	$10,836
10/31/2017	$12,552	$12,389	$10,843
11/30/2017	$12,650	$12,457	$10,829
12/31/2017	$12,600	$12,519	$10,879
1/31/2018	$12,833	$12,811	$10,753
2/28/2018	$12,475	$12,568	$10,651
3/31/2018	$12,391	$12,417	$10,720
4/30/2018	$12,414	$12,485	$10,640
5/31/2018	$12,508	$12,595	$10,716
6/30/2018	$12,495	$12,653	$10,703
7/31/2018	$12,739	$12,898	$10,705
8/31/2018	$12,855	$13,114	$10,774
9/30/2018	$12,822	$13,181	$10,705
10/31/2018	$12,331	$12,714	$10,620
11/30/2018	$12,329	$12,731	$10,683
12/31/2018	$11,928	$12,144	$10,880
1/31/2019	$12,601	$12,863	$10,995
2/28/2019	$12,859	$13,156	$10,989
3/31/2019	$13,043	$13,320	$11,200
4/30/2019	$13,193	$13,630	$11,203
5/31/2019	$12,882	$13,213	$11,402
6/30/2019	$13,365	$13,749	$11,545
7/31/2019	$13,364	$13,869	$11,570
8/31/2019	$13,315	$13,817	$11,870
9/30/2019	$13,401	$13,929	$11,807
10/31/2019	$13,469	$14,053	$11,842
11/30/2019	$13,570	$14,263	$11,836
12/31/2019	$13,871	$14,600	$11,828
1/31/2020	$13,840	$14,606	$12,056
2/29/2020	$13,454	$14,215	$12,273
3/31/2020	$11,899	$12,725	$12,200
4/30/2020	$12,609	$13,389	$12,417
5/31/2020	$12,978	$13,912	$12,475
6/30/2020	$13,146	$14,116	$12,554
7/31/2020	$13,607	$14,739	$12,741
8/31/2020	$13,795	$15,034	$12,638
9/30/2020	$13,655	$14,818	$12,632
10/31/2020	$13,667	$14,760	$12,575
11/30/2020	$14,238	$15,588	$12,698
12/31/2020	$14,530	$15,951	$12,716
1/31/2021	$14,526	$15,946	$12,625
2/28/2021	$14,657	$16,036	$12,443
3/31/2021	$14,775	$16,128	$12,287
4/30/2021	$14,986	$16,429	$12,384
5/31/2021	$15,117	$16,528	$12,425
6/30/2021	$15,234	$16,735	$12,512
7/31/2021	$15,302	$16,829	$12,652
8/31/2021	$15,472	$16,985	$12,628
9/30/2021	$15,240	$16,789	$12,518
10/31/2021	$15,485	$16,986	$12,515
11/30/2021	$15,382	$16,786	$12,552
12/31/2021	$15,730	$17,141	$12,520
1/31/2022	$15,070	$16,593	$12,250
2/28/2022	$14,860	$16,367	$12,114
3/31/2022	$14,708	$16,297	$11,777
4/30/2022	$13,956	$15,521	$11,330
5/31/2022	$13,907	$15,569	$11,403
6/30/2022	$13,106	$14,570	$11,224
7/31/2022	$13,804	$15,406	$11,498
8/31/2022	$13,421	$14,974	$11,174
9/30/2022	$12,663	$14,159	$10,691
10/31/2022	$13,067	$14,589	$10,552
11/30/2022	$13,471	$15,122	$10,940
12/31/2022	$13,240	$14,894	$10,891
1/31/2023	$13,839	$15,576	$11,226
2/28/2023	$13,628	$15,282	$10,936
3/31/2023	$13,671	$15,561	$11,214
4/30/2023	$13,755	$15,721	$11,282
5/31/2023	$13,734	$15,562	$11,159
6/30/2023	$14,105	$15,931	$11,119
7/31/2023	$14,375	$16,212	$11,111
8/31/2023	$14,249	$16,111	$11,040
9/30/2023	$13,940	$15,770	$10,760
10/31/2023	$13,755	$15,497	$10,590
11/30/2023	$14,495	$16,384	$11,069
12/31/2023	$15,013	$17,037	$11,493
1/31/2024	$15,145	$17,056	$11,462
2/29/2024	$15,495	$17,231	$11,300
3/31/2024	$15,805	$17,512	$11,404
4/30/2024	$15,591	$17,196	$11,116
5/31/2024	$15,988	$17,528	$11,304
6/30/2024	$16,150	$17,749	$11,411
7/31/2024	$16,334	$18,090	$11,678
8/31/2024	$16,577	$18,419	$11,846
9/30/2024	$16,695	$18,742	$12,004

Diversified Income Builder Fund

Annual Shareholder Report | September 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Administrator Class	19.76	4.49	5.26
Diversified Income Builder Blended Index (Strategy)Footnote Reference*	18.85	6.12	6.48
Bloomberg U.S. Universal Bond Index (Regulatory)	12.08	0.70	2.15

KEY FUND STATISTICS

Total net assets	$350,544,835
# of portfolio holdings	416
Portfolio turnover rate	67%
Total advisory fees paid	$1,095,568

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	The Diversified Income Builder Blended Index is composed 60% of the ICE BofA U.S. Cash Pay High Yield Index, 25% of the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) (Net) and 15% of the Bloomberg U.S. Aggregate Bond Index. Prior to February 1, 2020, the Diversified Income Builder Blended Index was composed 65% of the ICE BofA U.S. Cash Pay High Yield Index, and 35% of the Russell 1000® Index. Prior to January 2, 2018, the Diversified Income Builder Blended Index was composed 75% of the ICE BofA U.S. Cash Pay High Yield Index, and 25% of the Russell 1000® Index. You cannot invest directly in an index.

What did the Fund invest in?

(Based on long-term investments)

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	45.1
Common stocks	30.1
Yankee corporate bonds and notes	11.0
Foreign corporate bonds and notes	4.5
Municipal obligations	3.7
Investment companies	2.8
Loans	2.4
Preferred stocks	0.3
Asset-backed securities	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

iShares iBoxx $ High Yield Corporate Bond ETF	2.7
Apple, Inc.	1.2
Microsoft Corp.	1.0
Societe Generale SA, 8.00%, 9/29/2025	1.0
Banco Santander SA, 4.38%, 1/14/2026	0.9
ABN AMRO Bank NV, 4.75%, 9/22/2027	0.9
NVIDIA Corp.	0.9
Commerzbank AG, 6.13%, 10/9/2025	0.8
Walmart, Inc.	0.8
Alphabet, Inc., Class A	0.7

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2023.

On November 8, 2024, Allspring Global Investments (UK) Limited became a sub-adviser to the Fund and Matthias Scheiber was added as a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3762 09-24

Annual Shareholder Report

Mid Cap Growth Fund

September 30, 2024

Class R6

WENRX

This annual shareholder report contains important information about Mid Cap Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$94	0.80%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Positive earnings results fueled a bull market for U.S. equities during the 12-month period that ended September 30, 2024. Despite lingering macroeconomic concerns, the S&P 500 Index marked its fourth straight quarter of favorable year-over-year earnings growth. Companies tied to artificial intelligence (AI) saw their valuations soar, with the so called “Magnificent 7” stocks substantially outperforming the market. Late in the fiscal year, market leadership broadened as several mega-cap companies struggled to meet high expectations and the Federal Reserve reduced policy rates. As a result, small- and mid-cap stocks narrowed the performance gap relative to large caps. This aided the Fund’s performance.

The portfolio benefited from security selection within the industrials and consumer discretionary sectors. In particular, exposure to companies that are facilitating the buildout of AI contributed to performance. To the contrary, enterprise software spending slumped as IT budgets were pointed toward AI-related projects. Portfolio holdings with software-related products detracted from returns. While we adjusted individual holdings, we have not made material changes within positioning.

Total return based on a $10,000 investment

	Class R6	Russell Midcap® Growth Index	Russell 3000® Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,370	$10,276	$10,275
11/30/2014	$10,555	$10,614	$10,524
12/31/2014	$10,474	$10,584	$10,524
1/31/2015	$10,305	$10,405	$10,231
2/28/2015	$10,976	$11,122	$10,824
3/31/2015	$11,096	$11,153	$10,713
4/30/2015	$11,047	$11,075	$10,762
5/31/2015	$11,234	$11,206	$10,911
6/30/2015	$11,145	$11,026	$10,728
7/31/2015	$11,331	$11,204	$10,908
8/31/2015	$10,552	$10,553	$10,249
9/30/2015	$9,972	$10,145	$9,951
10/31/2015	$10,552	$10,783	$10,736
11/30/2015	$10,558	$10,807	$10,796
12/31/2015	$10,377	$10,563	$10,574
1/31/2016	$9,363	$9,763	$9,978
2/29/2016	$9,258	$9,916	$9,975
3/31/2016	$9,866	$10,624	$10,677
4/30/2016	$10,116	$10,617	$10,743
5/31/2016	$10,475	$10,791	$10,935
6/30/2016	$10,540	$10,790	$10,958
7/31/2016	$10,986	$11,324	$11,393
8/31/2016	$10,854	$11,291	$11,422
9/30/2016	$10,875	$11,285	$11,440
10/31/2016	$10,487	$10,827	$11,192
11/30/2016	$10,880	$11,297	$11,693
12/31/2016	$10,848	$11,337	$11,921
1/31/2017	$11,342	$11,715	$12,145
2/28/2017	$11,779	$12,052	$12,597
3/31/2017	$11,931	$12,118	$12,606
4/30/2017	$12,246	$12,298	$12,739
5/31/2017	$12,667	$12,592	$12,870
6/30/2017	$12,712	$12,629	$12,986
7/31/2017	$12,974	$12,840	$13,231
8/31/2017	$12,949	$12,931	$13,256
9/30/2017	$13,269	$13,296	$13,579
10/31/2017	$13,683	$13,668	$13,876
11/30/2017	$13,898	$14,125	$14,297
12/31/2017	$13,995	$14,201	$14,440
1/31/2018	$14,906	$15,005	$15,201
2/28/2018	$14,479	$14,534	$14,641
3/31/2018	$14,383	$14,510	$14,347
4/30/2018	$14,198	$14,373	$14,402
5/31/2018	$14,829	$14,911	$14,808
6/30/2018	$14,919	$14,968	$14,905
7/31/2018	$15,327	$15,289	$15,400
8/31/2018	$16,051	$16,171	$15,940
9/30/2018	$16,095	$16,102	$15,967
10/31/2018	$14,421	$14,507	$14,791
11/30/2018	$14,556	$14,877	$15,087
12/31/2018	$13,201	$13,527	$13,683
1/31/2019	$14,901	$15,081	$14,858
2/28/2019	$15,852	$15,965	$15,380
3/31/2019	$16,203	$16,181	$15,605
4/30/2019	$16,961	$16,908	$16,228
5/31/2019	$16,535	$15,936	$15,178
6/30/2019	$17,732	$17,055	$16,244
7/31/2019	$18,089	$17,453	$16,485
8/31/2019	$17,887	$17,135	$16,149
9/30/2019	$17,449	$16,940	$16,433
10/31/2019	$17,368	$17,254	$16,786
11/30/2019	$18,397	$18,112	$17,424
12/31/2019	$18,636	$18,324	$17,928
1/31/2020	$19,170	$18,496	$17,908
2/29/2020	$18,089	$17,220	$16,442
3/31/2020	$15,411	$14,652	$14,181
4/30/2020	$17,944	$16,947	$16,059
5/31/2020	$20,006	$18,649	$16,918
6/30/2020	$20,754	$19,086	$17,304
7/31/2020	$22,476	$20,611	$18,287
8/31/2020	$23,856	$21,172	$19,612
9/30/2020	$24,024	$20,875	$18,898
10/31/2020	$24,235	$20,901	$18,490
11/30/2020	$27,812	$23,708	$20,739
12/31/2020	$29,622	$24,845	$21,672
1/31/2021	$29,300	$24,762	$21,576
2/28/2021	$29,936	$25,185	$22,250
3/31/2021	$28,236	$24,705	$23,048
4/30/2021	$29,726	$26,093	$24,236
5/31/2021	$28,854	$25,694	$24,346
6/30/2021	$31,322	$27,440	$24,947
7/31/2021	$32,183	$27,723	$25,369
8/31/2021	$33,323	$28,618	$26,092
9/30/2021	$31,330	$27,232	$24,921
10/31/2021	$33,548	$29,141	$26,607
11/30/2021	$30,944	$27,910	$26,202
12/31/2021	$30,654	$28,008	$27,234
1/31/2022	$25,250	$24,394	$25,631
2/28/2022	$24,760	$24,097	$24,986
3/31/2022	$24,937	$24,484	$25,796
4/30/2022	$21,030	$21,727	$23,481
5/31/2022	$19,105	$20,886	$23,450
6/30/2022	$17,916	$19,325	$21,488
7/31/2022	$20,372	$21,690	$23,504
8/31/2022	$19,570	$20,980	$22,627
9/30/2022	$17,521	$19,199	$20,528
10/31/2022	$18,303	$20,708	$22,212
11/30/2022	$19,232	$21,834	$23,371
12/31/2022	$17,867	$20,524	$22,003
1/31/2023	$19,520	$22,315	$23,518
2/28/2023	$19,010	$22,095	$22,968
3/31/2023	$19,899	$22,399	$23,583
4/30/2023	$19,664	$22,074	$23,834
5/31/2023	$19,718	$22,088	$23,927
6/30/2023	$21,075	$23,795	$25,560
7/31/2023	$21,614	$24,515	$26,477
8/31/2023	$20,610	$23,707	$25,966
9/30/2023	$19,397	$22,552	$24,729
10/31/2023	$18,221	$21,401	$24,073
11/30/2023	$20,540	$24,012	$26,318
12/31/2023	$22,231	$25,833	$27,714
1/31/2024	$22,210	$25,694	$28,021
2/29/2024	$24,122	$27,625	$29,538
3/31/2024	$24,685	$28,286	$30,491
4/30/2024	$23,197	$26,643	$29,149
5/31/2024	$23,786	$26,927	$30,526
6/30/2024	$24,088	$27,377	$31,471
7/31/2024	$24,147	$27,543	$32,056
8/31/2024	$25,088	$28,227	$32,754
9/30/2024	$25,958	$29,168	$33,432

Mid Cap Growth Fund

Annual Shareholder Report | September 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class R6Footnote Reference*	33.82	8.27	10.01
Russell Midcap® Growth Index (Strategy)	29.33	11.48	11.30
Russell 3000® Index (Regulatory)	35.19	15.26	12.83

KEY FUND STATISTICS

Total net assets	$626,241,763
# of portfolio holdings	61
Portfolio turnover rate	57%
Total advisory fees paid	$4,561,386

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on October 31, 2014 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

What did the Fund invest in?

(Based on long-term investments)

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	27.1
Industrials	24.4
Consumer discretionary	12.9
Health care	11.8
Communication services	10.4
Financials	9.1
Materials	3.3
Consumer staples	1.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Trade Desk, Inc., Class A	3.5
Monolithic Power Systems, Inc.	3.0
Vertiv Holdings Co., Class A	3.1
Gartner, Inc.	3.0
Axon Enterprise, Inc.	2.6
Natera, Inc.	2.5
MercadoLibre, Inc.	2.3
Fair Isaac Corp.	2.3
Tetra Tech, Inc.	2.2
DraftKings, Inc., Class A	2.2

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2023.

On May 31, 2024, Robert Gruendyke was added as a portfolio manager to the Fund. On August 9, 2024, the Fund’s name was changed from the Allspring Discovery Mid Cap Growth Fund to the Allspring Mid Cap Growth Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4665 09-24

Annual Shareholder Report

Mid Cap Growth Fund

September 30, 2024

Institutional Class

WFEIX

This annual shareholder report contains important information about Mid Cap Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$99	0.85%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Positive earnings results fueled a bull market for U.S. equities during the 12-month period that ended September 30, 2024. Despite lingering macroeconomic concerns, the S&P 500 Index marked its fourth straight quarter of favorable year-over-year earnings growth. Companies tied to artificial intelligence (AI) saw their valuations soar, with the so called “Magnificent 7” stocks substantially outperforming the market. Late in the fiscal year, market leadership broadened as several mega-cap companies struggled to meet high expectations and the Federal Reserve reduced policy rates. As a result, small- and mid-cap stocks narrowed the performance gap relative to large caps. This aided the Fund’s performance.

The portfolio benefited from security selection within the industrials and consumer discretionary sectors. In particular, exposure to companies that are facilitating the buildout of AI contributed to performance. To the contrary, enterprise software spending slumped as IT budgets were pointed toward AI-related projects. Portfolio holdings with software-related products detracted from returns. While we adjusted individual holdings, we have not made material changes within positioning.

Total return based on a $10,000 investment

	Institutional Class	Russell Midcap® Growth Index	Russell 3000® Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,370	$10,276	$10,275
11/30/2014	$10,555	$10,614	$10,524
12/31/2014	$10,472	$10,584	$10,524
1/31/2015	$10,303	$10,405	$10,231
2/28/2015	$10,974	$11,122	$10,824
3/31/2015	$11,094	$11,153	$10,713
4/30/2015	$11,045	$11,075	$10,762
5/31/2015	$11,229	$11,206	$10,911
6/30/2015	$11,143	$11,026	$10,728
7/31/2015	$11,327	$11,204	$10,908
8/31/2015	$10,547	$10,553	$10,249
9/30/2015	$9,968	$10,145	$9,951
10/31/2015	$10,547	$10,783	$10,736
11/30/2015	$10,554	$10,807	$10,796
12/31/2015	$10,370	$10,563	$10,574
1/31/2016	$9,359	$9,763	$9,978
2/29/2016	$9,251	$9,916	$9,975
3/31/2016	$9,857	$10,624	$10,677
4/30/2016	$10,107	$10,617	$10,743
5/31/2016	$10,464	$10,791	$10,935
6/30/2016	$10,531	$10,790	$10,958
7/31/2016	$10,974	$11,324	$11,393
8/31/2016	$10,842	$11,291	$11,422
9/30/2016	$10,862	$11,285	$11,440
10/31/2016	$10,476	$10,827	$11,192
11/30/2016	$10,866	$11,297	$11,693
12/31/2016	$10,834	$11,337	$11,921
1/31/2017	$11,328	$11,715	$12,145
2/28/2017	$11,763	$12,052	$12,597
3/31/2017	$11,915	$12,118	$12,606
4/30/2017	$12,227	$12,298	$12,739
5/31/2017	$12,651	$12,592	$12,870
6/30/2017	$12,694	$12,629	$12,986
7/31/2017	$12,953	$12,840	$13,231
8/31/2017	$12,931	$12,931	$13,256
9/30/2017	$13,248	$13,296	$13,579
10/31/2017	$13,662	$13,668	$13,876
11/30/2017	$13,874	$14,125	$14,297
12/31/2017	$13,971	$14,201	$14,440
1/31/2018	$14,880	$15,005	$15,201
2/28/2018	$14,450	$14,534	$14,641
3/31/2018	$14,357	$14,510	$14,347
4/30/2018	$14,172	$14,373	$14,402
5/31/2018	$14,800	$14,911	$14,808
6/30/2018	$14,891	$14,968	$14,905
7/31/2018	$15,296	$15,289	$15,400
8/31/2018	$16,017	$16,171	$15,940
9/30/2018	$16,061	$16,102	$15,967
10/31/2018	$14,392	$14,507	$14,791
11/30/2018	$14,525	$14,877	$15,087
12/31/2018	$13,172	$13,527	$13,683
1/31/2019	$14,870	$15,081	$14,858
2/28/2019	$15,818	$15,965	$15,380
3/31/2019	$16,166	$16,181	$15,605
4/30/2019	$16,919	$16,908	$16,228
5/31/2019	$16,496	$15,936	$15,178
6/30/2019	$17,687	$17,055	$16,244
7/31/2019	$18,044	$17,453	$16,485
8/31/2019	$17,842	$17,135	$16,149
9/30/2019	$17,404	$16,940	$16,433
10/31/2019	$17,320	$17,254	$16,786
11/30/2019	$18,349	$18,112	$17,424
12/31/2019	$18,586	$18,324	$17,928
1/31/2020	$19,120	$18,496	$17,908
2/29/2020	$18,038	$17,220	$16,442
3/31/2020	$15,368	$14,652	$14,181
4/30/2020	$17,893	$16,947	$16,059
5/31/2020	$19,947	$18,649	$16,918
6/30/2020	$20,692	$19,086	$17,304
7/31/2020	$22,409	$20,611	$18,287
8/31/2020	$23,781	$21,172	$19,612
9/30/2020	$23,952	$20,875	$18,898
10/31/2020	$24,160	$20,901	$18,490
11/30/2020	$27,723	$23,708	$20,739
12/31/2020	$29,525	$24,845	$21,672
1/31/2021	$29,206	$24,762	$21,576
2/28/2021	$29,836	$25,185	$22,250
3/31/2021	$28,137	$24,705	$23,048
4/30/2021	$29,621	$26,093	$24,236
5/31/2021	$28,752	$25,694	$24,346
6/30/2021	$31,209	$27,440	$24,947
7/31/2021	$32,068	$27,723	$25,369
8/31/2021	$33,201	$28,618	$26,092
9/30/2021	$31,213	$27,232	$24,921
10/31/2021	$33,420	$29,141	$26,607
11/30/2021	$30,823	$27,910	$26,202
12/31/2021	$30,533	$28,008	$27,234
1/31/2022	$25,151	$24,394	$25,631
2/28/2022	$24,660	$24,097	$24,986
3/31/2022	$24,833	$24,484	$25,796
4/30/2022	$20,943	$21,727	$23,481
5/31/2022	$19,027	$20,886	$23,450
6/30/2022	$17,840	$19,325	$21,488
7/31/2022	$20,284	$21,690	$23,504
8/31/2022	$19,484	$20,980	$22,627
9/30/2022	$17,444	$19,199	$20,528
10/31/2022	$18,223	$20,708	$22,212
11/30/2022	$19,146	$21,834	$23,371
12/31/2022	$17,786	$20,524	$22,003
1/31/2023	$19,431	$22,315	$23,518
2/28/2023	$18,924	$22,095	$22,968
3/31/2023	$19,806	$22,399	$23,583
4/30/2023	$19,575	$22,074	$23,834
5/31/2023	$19,624	$22,088	$23,927
6/30/2023	$20,976	$23,795	$25,560
7/31/2023	$21,512	$24,515	$26,477
8/31/2023	$20,515	$23,707	$25,966
9/30/2023	$19,303	$22,552	$24,729
10/31/2023	$18,133	$21,401	$24,073
11/30/2023	$20,436	$24,012	$26,318
12/31/2023	$22,118	$25,833	$27,714
1/31/2024	$22,101	$25,694	$28,021
2/29/2024	$24,000	$27,625	$29,538
3/31/2024	$24,560	$28,286	$30,491
4/30/2024	$23,078	$26,643	$29,149
5/31/2024	$23,663	$26,927	$30,526
6/30/2024	$23,958	$27,377	$31,471
7/31/2024	$24,017	$27,543	$32,056
8/31/2024	$24,951	$28,227	$32,754
9/30/2024	$25,819	$29,168	$33,432

Mid Cap Growth Fund

Annual Shareholder Report | September 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Institutional Class	33.75	8.21	9.95
Russell Midcap® Growth Index (Strategy)	29.33	11.48	11.30
Russell 3000® Index (Regulatory)	35.19	15.26	12.83

KEY FUND STATISTICS

Total net assets	$626,241,763
# of portfolio holdings	61
Portfolio turnover rate	57%
Total advisory fees paid	$4,561,386

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	27.1
Industrials	24.4
Consumer discretionary	12.9
Health care	11.8
Communication services	10.4
Financials	9.1
Materials	3.3
Consumer staples	1.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Trade Desk, Inc., Class A	3.5
Monolithic Power Systems, Inc.	3.0
Vertiv Holdings Co., Class A	3.1
Gartner, Inc.	3.0
Axon Enterprise, Inc.	2.6
Natera, Inc.	2.5
MercadoLibre, Inc.	2.3
Fair Isaac Corp.	2.3
Tetra Tech, Inc.	2.2
DraftKings, Inc., Class A	2.2

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2023.

On May 31, 2024, Robert Gruendyke was added as a portfolio manager to the Fund. On August 9, 2024, the Fund’s name was changed from the Allspring Discovery Mid Cap Growth Fund to the Allspring Mid Cap Growth Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3118 09-24

Annual Shareholder Report

Mid Cap Growth Fund

September 30, 2024

Class C

WENCX

This annual shareholder report contains important information about Mid Cap Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$224	1.93%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Positive earnings results fueled a bull market for U.S. equities during the 12-month period that ended September 30, 2024. Despite lingering macroeconomic concerns, the S&P 500 Index marked its fourth straight quarter of favorable year-over-year earnings growth. Companies tied to artificial intelligence (AI) saw their valuations soar, with the so called “Magnificent 7” stocks substantially outperforming the market. Late in the fiscal year, market leadership broadened as several mega-cap companies struggled to meet high expectations and the Federal Reserve reduced policy rates. As a result, small- and mid-cap stocks narrowed the performance gap relative to large caps. This aided the Fund’s performance.

The portfolio benefited from security selection within the industrials and consumer discretionary sectors. In particular, exposure to companies that are facilitating the buildout of AI contributed to performance. To the contrary, enterprise software spending slumped as IT budgets were pointed toward AI-related projects. Portfolio holdings with software-related products detracted from returns. While we adjusted individual holdings, we have not made material changes within positioning.

Total return based on a $10,000 investment

	Class C with Load	Russell Midcap® Growth Index	Russell 3000® Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,359	$10,276	$10,275
11/30/2014	$10,537	$10,614	$10,524
12/31/2014	$10,444	$10,584	$10,524
1/31/2015	$10,266	$10,405	$10,231
2/28/2015	$10,925	$11,122	$10,824
3/31/2015	$11,032	$11,153	$10,713
4/30/2015	$10,974	$11,075	$10,762
5/31/2015	$11,149	$11,206	$10,911
6/30/2015	$11,053	$11,026	$10,728
7/31/2015	$11,226	$11,204	$10,908
8/31/2015	$10,442	$10,553	$10,249
9/30/2015	$9,859	$10,145	$9,951
10/31/2015	$10,422	$10,783	$10,736
11/30/2015	$10,422	$10,807	$10,796
12/31/2015	$10,228	$10,563	$10,574
1/31/2016	$9,222	$9,763	$9,978
2/29/2016	$9,111	$9,916	$9,975
3/31/2016	$9,700	$10,624	$10,677
4/30/2016	$9,934	$10,617	$10,743
5/31/2016	$10,278	$10,791	$10,935
6/30/2016	$10,334	$10,790	$10,958
7/31/2016	$10,759	$11,324	$11,393
8/31/2016	$10,620	$11,291	$11,422
9/30/2016	$10,629	$11,285	$11,440
10/31/2016	$10,242	$10,827	$11,192
11/30/2016	$10,615	$11,297	$11,693
12/31/2016	$10,574	$11,337	$11,921
1/31/2017	$11,047	$11,715	$12,145
2/28/2017	$11,459	$12,052	$12,597
3/31/2017	$11,596	$12,118	$12,606
4/30/2017	$11,890	$12,298	$12,739
5/31/2017	$12,290	$12,592	$12,870
6/30/2017	$12,322	$12,629	$12,986
7/31/2017	$12,561	$12,840	$13,231
8/31/2017	$12,529	$12,931	$13,256
9/30/2017	$12,824	$13,296	$13,579
10/31/2017	$13,212	$13,668	$13,876
11/30/2017	$13,408	$14,125	$14,297
12/31/2017	$13,485	$14,201	$14,440
1/31/2018	$14,354	$15,005	$15,201
2/28/2018	$13,926	$14,534	$14,641
3/31/2018	$13,824	$14,510	$14,347
4/30/2018	$13,633	$14,373	$14,402
5/31/2018	$14,225	$14,911	$14,808
6/30/2018	$14,298	$14,968	$14,905
7/31/2018	$14,676	$15,289	$15,400
8/31/2018	$15,351	$16,171	$15,940
9/30/2018	$15,380	$16,102	$15,967
10/31/2018	$13,768	$14,507	$14,791
11/30/2018	$13,883	$14,877	$15,087
12/31/2018	$12,577	$13,527	$13,683
1/31/2019	$14,187	$15,081	$14,858
2/28/2019	$15,078	$15,965	$15,380
3/31/2019	$15,396	$16,181	$15,605
4/30/2019	$16,099	$16,908	$16,228
5/31/2019	$15,684	$15,936	$15,178
6/30/2019	$16,802	$17,055	$16,244
7/31/2019	$17,125	$17,453	$16,485
8/31/2019	$16,913	$17,135	$16,149
9/30/2019	$16,487	$16,940	$16,433
10/31/2019	$16,395	$17,254	$16,786
11/30/2019	$17,347	$18,112	$17,424
12/31/2019	$17,558	$18,324	$17,928
1/31/2020	$18,043	$18,496	$17,908
2/29/2020	$17,010	$17,220	$16,442
3/31/2020	$14,480	$14,652	$14,181
4/30/2020	$16,844	$16,947	$16,059
5/31/2020	$18,761	$18,649	$16,918
6/30/2020	$19,445	$19,086	$17,304
7/31/2020	$21,038	$20,611	$18,287
8/31/2020	$22,307	$21,172	$19,612
9/30/2020	$22,444	$20,875	$18,898
10/31/2020	$22,618	$20,901	$18,490
11/30/2020	$25,932	$23,708	$20,739
12/31/2020	$27,591	$24,845	$21,672
1/31/2021	$27,271	$24,762	$21,576
2/28/2021	$27,837	$25,185	$22,250
3/31/2021	$26,228	$24,705	$23,048
4/30/2021	$27,586	$26,093	$24,236
5/31/2021	$26,752	$25,694	$24,346
6/30/2021	$29,014	$27,440	$24,947
7/31/2021	$29,779	$27,723	$25,369
8/31/2021	$30,808	$28,618	$26,092
9/30/2021	$28,935	$27,232	$24,921
10/31/2021	$30,952	$29,141	$26,607
11/30/2021	$28,523	$27,910	$26,202
12/31/2021	$28,226	$28,008	$27,234
1/31/2022	$23,231	$24,394	$25,631
2/28/2022	$22,759	$24,097	$24,986
3/31/2022	$22,901	$24,484	$25,796
4/30/2022	$19,294	$21,727	$23,481
5/31/2022	$17,513	$20,886	$23,450
6/30/2022	$16,409	$19,325	$21,488
7/31/2022	$18,639	$21,690	$23,504
8/31/2022	$17,888	$20,980	$22,627
9/30/2022	$15,999	$19,199	$20,528
10/31/2022	$16,707	$20,708	$22,212
11/30/2022	$17,549	$21,834	$23,371
12/31/2022	$16,298	$20,524	$22,003
1/31/2023	$17,803	$22,315	$23,518
2/28/2023	$17,331	$22,095	$22,968
3/31/2023	$18,132	$22,399	$23,583
4/30/2023	$17,914	$22,074	$23,834
5/31/2023	$17,959	$22,088	$23,927
6/30/2023	$19,188	$23,795	$25,560
7/31/2023	$19,673	$24,515	$26,477
8/31/2023	$18,756	$23,707	$25,966
9/30/2023	$17,642	$22,552	$24,729
10/31/2023	$16,569	$21,401	$24,073
11/30/2023	$18,671	$24,012	$26,318
12/31/2023	$20,203	$25,833	$27,714
1/31/2024	$20,180	$25,694	$28,021
2/29/2024	$21,911	$27,625	$29,538
3/31/2024	$22,414	$28,286	$30,491
4/30/2024	$21,057	$26,643	$29,149
5/31/2024	$21,582	$26,927	$30,526
6/30/2024	$21,847	$27,377	$31,471
7/31/2024	$21,893	$27,543	$32,056
8/31/2024	$22,738	$28,227	$32,754
9/30/2024	$23,528	$29,168	$33,432

Mid Cap Growth Fund

Annual Shareholder Report | September 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class C	32.32	7.05	8.93
Class C with Load	31.32	7.05	8.93
Russell Midcap® Growth Index (Strategy)	29.33	11.48	11.30
Russell 3000® Index (Regulatory)	35.19	15.26	12.83

KEY FUND STATISTICS

Total net assets	$626,241,763
# of portfolio holdings	61
Portfolio turnover rate	57%
Total advisory fees paid	$4,561,386

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	27.1
Industrials	24.4
Consumer discretionary	12.9
Health care	11.8
Communication services	10.4
Financials	9.1
Materials	3.3
Consumer staples	1.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Trade Desk, Inc., Class A	3.5
Monolithic Power Systems, Inc.	3.0
Vertiv Holdings Co., Class A	3.1
Gartner, Inc.	3.0
Axon Enterprise, Inc.	2.6
Natera, Inc.	2.5
MercadoLibre, Inc.	2.3
Fair Isaac Corp.	2.3
Tetra Tech, Inc.	2.2
DraftKings, Inc., Class A	2.2

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2023.

On May 31, 2024, Robert Gruendyke was added as a portfolio manager to the Fund. On August 9, 2024, the Fund’s name was changed from the Allspring Discovery Mid Cap Growth Fund to the Allspring Mid Cap Growth Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3538 09-24

Annual Shareholder Report

Mid Cap Growth Fund

September 30, 2024

Class A

SENAX

This annual shareholder report contains important information about Mid Cap Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$135	1.16%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Positive earnings results fueled a bull market for U.S. equities during the 12-month period that ended September 30, 2024. Despite lingering macroeconomic concerns, the S&P 500 Index marked its fourth straight quarter of favorable year-over-year earnings growth. Companies tied to artificial intelligence (AI) saw their valuations soar, with the so called “Magnificent 7” stocks substantially outperforming the market. Late in the fiscal year, market leadership broadened as several mega-cap companies struggled to meet high expectations and the Federal Reserve reduced policy rates. As a result, small- and mid-cap stocks narrowed the performance gap relative to large caps. This aided the Fund’s performance.

The portfolio benefited from security selection within the industrials and consumer discretionary sectors. In particular, exposure to companies that are facilitating the buildout of AI contributed to performance. To the contrary, enterprise software spending slumped as IT budgets were pointed toward AI-related projects. Portfolio holdings with software-related products detracted from returns. While we adjusted individual holdings, we have not made material changes within positioning.

Total return based on a $10,000 investment

	Class A with Load	Russell Midcap® Growth Index	Russell 3000® Index
9/30/2014	$9,426	$10,000	$10,000
10/31/2014	$9,772	$10,276	$10,275
11/30/2014	$9,943	$10,614	$10,524
12/31/2014	$9,861	$10,584	$10,524
1/31/2015	$9,700	$10,405	$10,231
2/28/2015	$10,328	$11,122	$10,824
3/31/2015	$10,438	$11,153	$10,713
4/30/2015	$10,389	$11,075	$10,762
5/31/2015	$10,561	$11,206	$10,911
6/30/2015	$10,476	$11,026	$10,728
7/31/2015	$10,648	$11,204	$10,908
8/31/2015	$9,910	$10,553	$10,249
9/30/2015	$9,363	$10,145	$9,951
10/31/2015	$9,904	$10,783	$10,736
11/30/2015	$9,908	$10,807	$10,796
12/31/2015	$9,732	$10,563	$10,574
1/31/2016	$8,782	$9,763	$9,978
2/29/2016	$8,677	$9,916	$9,975
3/31/2016	$9,245	$10,624	$10,677
4/30/2016	$9,475	$10,617	$10,743
5/31/2016	$9,807	$10,791	$10,935
6/30/2016	$9,868	$10,790	$10,958
7/31/2016	$10,280	$11,324	$11,393
8/31/2016	$10,154	$11,291	$11,422
9/30/2016	$10,171	$11,285	$11,440
10/31/2016	$9,805	$10,827	$11,192
11/30/2016	$10,168	$11,297	$11,693
12/31/2016	$10,136	$11,337	$11,921
1/31/2017	$10,595	$11,715	$12,145
2/28/2017	$10,997	$12,052	$12,597
3/31/2017	$11,137	$12,118	$12,606
4/30/2017	$11,425	$12,298	$12,739
5/31/2017	$11,818	$12,592	$12,870
6/30/2017	$11,856	$12,629	$12,986
7/31/2017	$12,094	$12,840	$13,231
8/31/2017	$12,069	$12,931	$13,256
9/30/2017	$12,363	$13,296	$13,579
10/31/2017	$12,745	$13,668	$13,876
11/30/2017	$12,940	$14,125	$14,297
12/31/2017	$13,026	$14,201	$14,440
1/31/2018	$13,869	$15,005	$15,201
2/28/2018	$13,469	$14,534	$14,641
3/31/2018	$13,376	$14,510	$14,347
4/30/2018	$13,198	$14,373	$14,402
5/31/2018	$13,782	$14,911	$14,808
6/30/2018	$13,861	$14,968	$14,905
7/31/2018	$14,236	$15,289	$15,400
8/31/2018	$14,902	$16,171	$15,940
9/30/2018	$14,938	$16,102	$15,967
10/31/2018	$13,381	$14,507	$14,791
11/30/2018	$13,503	$14,877	$15,087
12/31/2018	$12,240	$13,527	$13,683
1/31/2019	$13,812	$15,081	$14,858
2/28/2019	$14,690	$15,965	$15,380
3/31/2019	$15,010	$16,181	$15,605
4/30/2019	$15,707	$16,908	$16,228
5/31/2019	$15,310	$15,936	$15,178
6/30/2019	$16,411	$17,055	$16,244
7/31/2019	$16,737	$17,453	$16,485
8/31/2019	$16,543	$17,135	$16,149
9/30/2019	$16,133	$16,940	$16,433
10/31/2019	$16,053	$17,254	$16,786
11/30/2019	$16,998	$18,112	$17,424
12/31/2019	$17,218	$18,324	$17,928
1/31/2020	$17,704	$18,496	$17,908
2/29/2020	$16,701	$17,220	$16,442
3/31/2020	$14,226	$14,652	$14,181
4/30/2020	$16,556	$16,947	$16,059
5/31/2020	$18,452	$18,649	$16,918
6/30/2020	$19,138	$19,086	$17,304
7/31/2020	$20,720	$20,611	$18,287
8/31/2020	$21,982	$21,172	$19,612
9/30/2020	$22,133	$20,875	$18,898
10/31/2020	$22,319	$20,901	$18,490
11/30/2020	$25,604	$23,708	$20,739
12/31/2020	$27,260	$24,845	$21,672
1/31/2021	$26,961	$24,762	$21,576
2/28/2021	$27,536	$25,185	$22,250
3/31/2021	$25,962	$24,705	$23,048
4/30/2021	$27,324	$26,093	$24,236
5/31/2021	$26,515	$25,694	$24,346
6/30/2021	$28,773	$27,440	$24,947
7/31/2021	$29,556	$27,723	$25,369
8/31/2021	$30,592	$28,618	$26,092
9/30/2021	$28,750	$27,232	$24,921
10/31/2021	$30,777	$29,141	$26,607
11/30/2021	$28,379	$27,910	$26,202
12/31/2021	$28,102	$28,008	$27,234
1/31/2022	$23,143	$24,394	$25,631
2/28/2022	$22,688	$24,097	$24,986
3/31/2022	$22,840	$24,484	$25,796
4/30/2022	$19,259	$21,727	$23,481
5/31/2022	$17,489	$20,886	$23,450
6/30/2022	$16,396	$19,325	$21,488
7/31/2022	$18,639	$21,690	$23,504
8/31/2022	$17,899	$20,980	$22,627
9/30/2022	$16,022	$19,199	$20,528
10/31/2022	$16,731	$20,708	$22,212
11/30/2022	$17,574	$21,834	$23,371
12/31/2022	$16,321	$20,524	$22,003
1/31/2023	$17,828	$22,315	$23,518
2/28/2023	$17,355	$22,095	$22,968
3/31/2023	$18,158	$22,399	$23,583
4/30/2023	$17,939	$22,074	$23,834
5/31/2023	$17,984	$22,088	$23,927
6/30/2023	$19,214	$23,795	$25,560
7/31/2023	$19,701	$24,515	$26,477
8/31/2023	$18,782	$23,707	$25,966
9/30/2023	$17,667	$22,552	$24,729
10/31/2023	$16,593	$21,401	$24,073
11/30/2023	$18,697	$24,012	$26,318
12/31/2023	$20,231	$25,833	$27,714
1/31/2024	$20,208	$25,694	$28,021
2/29/2024	$21,942	$27,625	$29,538
3/31/2024	$22,445	$28,286	$30,491
4/30/2024	$21,086	$26,643	$29,149
5/31/2024	$21,613	$26,927	$30,526
6/30/2024	$21,878	$27,377	$31,471
7/31/2024	$21,924	$27,543	$32,056
8/31/2024	$22,770	$28,227	$32,754
9/30/2024	$23,561	$29,168	$33,432

Mid Cap Growth Fund

Annual Shareholder Report | September 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class A	33.36	7.87	9.59
Class A with Load	25.68	6.60	8.95
Russell Midcap® Growth Index (Strategy)	29.33	11.48	11.30
Russell 3000® Index (Regulatory)	35.19	15.26	12.83

KEY FUND STATISTICS

Total net assets	$626,241,763
# of portfolio holdings	61
Portfolio turnover rate	57%
Total advisory fees paid	$4,561,386

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	27.1
Industrials	24.4
Consumer discretionary	12.9
Health care	11.8
Communication services	10.4
Financials	9.1
Materials	3.3
Consumer staples	1.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Trade Desk, Inc., Class A	3.5
Monolithic Power Systems, Inc.	3.0
Vertiv Holdings Co., Class A	3.1
Gartner, Inc.	3.0
Axon Enterprise, Inc.	2.6
Natera, Inc.	2.5
MercadoLibre, Inc.	2.3
Fair Isaac Corp.	2.3
Tetra Tech, Inc.	2.2
DraftKings, Inc., Class A	2.2

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2023.

On May 31, 2024, Robert Gruendyke was added as a portfolio manager to the Fund. On August 9, 2024, the Fund’s name was changed from the Allspring Discovery Mid Cap Growth Fund to the Allspring Mid Cap Growth Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3018 09-24

Annual Shareholder Report

Mid Cap Growth Fund

September 30, 2024

Administrator Class

SEPKX

This annual shareholder report contains important information about Mid Cap Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$128	1.10%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Positive earnings results fueled a bull market for U.S. equities during the 12-month period that ended September 30, 2024. Despite lingering macroeconomic concerns, the S&P 500 Index marked its fourth straight quarter of favorable year-over-year earnings growth. Companies tied to artificial intelligence (AI) saw their valuations soar, with the so called “Magnificent 7” stocks substantially outperforming the market. Late in the fiscal year, market leadership broadened as several mega-cap companies struggled to meet high expectations and the Federal Reserve reduced policy rates. As a result, small- and mid-cap stocks narrowed the performance gap relative to large caps. This aided the Fund’s performance.

The portfolio benefited from security selection within the industrials and consumer discretionary sectors. In particular, exposure to companies that are facilitating the buildout of AI contributed to performance. To the contrary, enterprise software spending slumped as IT budgets were pointed toward AI-related projects. Portfolio holdings with software-related products detracted from returns. While we adjusted individual holdings, we have not made material changes within positioning.

Total return based on a $10,000 investment

	Administrator Class	Russell Midcap® Growth Index	Russell 3000® Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,369	$10,276	$10,275
11/30/2014	$10,553	$10,614	$10,524
12/31/2014	$10,467	$10,584	$10,524
1/31/2015	$10,296	$10,405	$10,231
2/28/2015	$10,965	$11,122	$10,824
3/31/2015	$11,082	$11,153	$10,713
4/30/2015	$11,032	$11,075	$10,762
5/31/2015	$11,214	$11,206	$10,911
6/30/2015	$11,123	$11,026	$10,728
7/31/2015	$11,308	$11,204	$10,908
8/31/2015	$10,527	$10,553	$10,249
9/30/2015	$9,954	$10,145	$9,951
10/31/2015	$10,529	$10,783	$10,736
11/30/2015	$10,538	$10,807	$10,796
12/31/2015	$10,351	$10,563	$10,574
1/31/2016	$9,339	$9,763	$9,978
2/29/2016	$9,230	$9,916	$9,975
3/31/2016	$9,835	$10,624	$10,677
4/30/2016	$10,080	$10,617	$10,743
5/31/2016	$10,435	$10,791	$10,935
6/30/2016	$10,500	$10,790	$10,958
7/31/2016	$10,939	$11,324	$11,393
8/31/2016	$10,806	$11,291	$11,422
9/30/2016	$10,823	$11,285	$11,440
10/31/2016	$10,435	$10,827	$11,192
11/30/2016	$10,823	$11,297	$11,693
12/31/2016	$10,790	$11,337	$11,921
1/31/2017	$11,279	$11,715	$12,145
2/28/2017	$11,710	$12,052	$12,597
3/31/2017	$11,856	$12,118	$12,606
4/30/2017	$12,166	$12,298	$12,739
5/31/2017	$12,583	$12,592	$12,870
6/30/2017	$12,627	$12,629	$12,986
7/31/2017	$12,882	$12,840	$13,231
8/31/2017	$12,856	$12,931	$13,256
9/30/2017	$13,168	$13,296	$13,579
10/31/2017	$13,577	$13,668	$13,876
11/30/2017	$13,786	$14,125	$14,297
12/31/2017	$13,878	$14,201	$14,440
1/31/2018	$14,780	$15,005	$15,201
2/28/2018	$14,349	$14,534	$14,641
3/31/2018	$14,252	$14,510	$14,347
4/30/2018	$14,066	$14,373	$14,402
5/31/2018	$14,688	$14,911	$14,808
6/30/2018	$14,771	$14,968	$14,905
7/31/2018	$15,173	$15,289	$15,400
8/31/2018	$15,884	$16,171	$15,940
9/30/2018	$15,927	$16,102	$15,967
10/31/2018	$14,266	$14,507	$14,791
11/30/2018	$14,394	$14,877	$15,087
12/31/2018	$13,052	$13,527	$13,683
1/31/2019	$14,731	$15,081	$14,858
2/28/2019	$15,668	$15,965	$15,380
3/31/2019	$16,008	$16,181	$15,605
4/30/2019	$16,750	$16,908	$16,228
5/31/2019	$16,329	$15,936	$15,178
6/30/2019	$17,505	$17,055	$16,244
7/31/2019	$17,852	$17,453	$16,485
8/31/2019	$17,648	$17,135	$16,149
9/30/2019	$17,211	$16,940	$16,433
10/31/2019	$17,129	$17,254	$16,786
11/30/2019	$18,141	$18,112	$17,424
12/31/2019	$18,371	$18,324	$17,928
1/31/2020	$18,891	$18,496	$17,908
2/29/2020	$17,823	$17,220	$16,442
3/31/2020	$15,182	$14,652	$14,181
4/30/2020	$17,671	$16,947	$16,059
5/31/2020	$19,694	$18,649	$16,918
6/30/2020	$20,429	$19,086	$17,304
7/31/2020	$22,118	$20,611	$18,287
8/31/2020	$23,469	$21,172	$19,612
9/30/2020	$23,628	$20,875	$18,898
10/31/2020	$23,831	$20,901	$18,490
11/30/2020	$27,341	$23,708	$20,739
12/31/2020	$29,110	$24,845	$21,672
1/31/2021	$28,787	$24,762	$21,576
2/28/2021	$29,403	$25,185	$22,250
3/31/2021	$27,727	$24,705	$23,048
4/30/2021	$29,182	$26,093	$24,236
5/31/2021	$28,317	$25,694	$24,346
6/30/2021	$30,734	$27,440	$24,947
7/31/2021	$31,569	$27,723	$25,369
8/31/2021	$32,678	$28,618	$26,092
9/30/2021	$30,715	$27,232	$24,921
10/31/2021	$32,881	$29,141	$26,607
11/30/2021	$30,321	$27,910	$26,202
12/31/2021	$30,026	$28,008	$27,234
1/31/2022	$24,729	$24,394	$25,631
2/28/2022	$24,243	$24,097	$24,986
3/31/2022	$24,410	$24,484	$25,796
4/30/2022	$20,584	$21,727	$23,481
5/31/2022	$18,692	$20,886	$23,450
6/30/2022	$17,528	$19,325	$21,488
7/31/2022	$19,923	$21,690	$23,504
8/31/2022	$19,135	$20,980	$22,627
9/30/2022	$17,125	$19,199	$20,528
10/31/2022	$17,887	$20,708	$22,212
11/30/2022	$18,789	$21,834	$23,371
12/31/2022	$17,449	$20,524	$22,003
1/31/2023	$19,060	$22,315	$23,518
2/28/2023	$18,561	$22,095	$22,968
3/31/2023	$19,423	$22,399	$23,583
4/30/2023	$19,187	$22,074	$23,834
5/31/2023	$19,235	$22,088	$23,927
6/30/2023	$20,553	$23,795	$25,560
7/31/2023	$21,078	$24,515	$26,477
8/31/2023	$20,093	$23,707	$25,966
9/30/2023	$18,903	$22,552	$24,729
10/31/2023	$17,756	$21,401	$24,073
11/30/2023	$20,006	$24,012	$26,318
12/31/2023	$21,647	$25,833	$27,714
1/31/2024	$21,625	$25,694	$28,021
2/29/2024	$23,480	$27,625	$29,538
3/31/2024	$24,022	$28,286	$30,491
4/30/2024	$22,566	$26,643	$29,149
5/31/2024	$23,130	$26,927	$30,526
6/30/2024	$23,417	$27,377	$31,471
7/31/2024	$23,471	$27,543	$32,056
8/31/2024	$24,376	$28,227	$32,754
9/30/2024	$25,223	$29,168	$33,432

Mid Cap Growth Fund

Annual Shareholder Report | September 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Administrator Class	33.44	7.94	9.69
Russell Midcap® Growth Index (Strategy)	29.33	11.48	11.30
Russell 3000® Index (Regulatory)	35.19	15.26	12.83

KEY FUND STATISTICS

Total net assets	$626,241,763
# of portfolio holdings	61
Portfolio turnover rate	57%
Total advisory fees paid	$4,561,386

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	27.1
Industrials	24.4
Consumer discretionary	12.9
Health care	11.8
Communication services	10.4
Financials	9.1
Materials	3.3
Consumer staples	1.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Trade Desk, Inc., Class A	3.5
Monolithic Power Systems, Inc.	3.0
Vertiv Holdings Co., Class A	3.1
Gartner, Inc.	3.0
Axon Enterprise, Inc.	2.6
Natera, Inc.	2.5
MercadoLibre, Inc.	2.3
Fair Isaac Corp.	2.3
Tetra Tech, Inc.	2.2
DraftKings, Inc., Class A	2.2

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2023.

On May 31, 2024, Robert Gruendyke was added as a portfolio manager to the Fund. On August 9, 2024, the Fund’s name was changed from the Allspring Discovery Mid Cap Growth Fund to the Allspring Mid Cap Growth Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3612 09-24

Annual Shareholder Report

September 30, 2024

Global Investment Grade Credit Fund

Institutional Class

WGCIX

This annual shareholder report contains important information about Global Investment Grade Credit Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$53	0.50%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the 12 months that ended September 30, 2024, credit spreads as measured by the Bloomberg Global Aggregate Credit Index (USD Hedged) tightened by 29 basis points (bps; 100 bps equal 1.00%) relative to government bonds, from 120 bps to 91 bps, leading to an excess return of 3.29%. The 10-year U.S. Treasury bond repriced 79 bps lower in yield to finish at 3.78%, with the Federal Reserve making its initial rate cut—by 50 bps—in September, much later than the market had initially anticipated. Over the period, the Fund reduced its allocation to high yield from 3% to below 1% as valuations became stretched. The BBB-rated bond overweight was reduced from a 21% overweight to 17%, with the proceeds recycled into single-A-rated bonds, taking profits as BBBs outperformed. Security selection was the main contributor to the Fund’s relative performance, adding 101 bps, with allocation contributing 37 bps. Interest rate positioning had no meaningful contribution to Fund performance. An overweight to real estate added 39 bps as spreads in the sector normalized. An underweight to supranational bonds added 33 bps. A 3% allocation to Treasuries detracted by 9 bps.

Total return based on a $10,000 investment

	Institutional Class	Bloomberg Global Aggregate Credit Index (USD Hedged)	Bloomberg Global Aggregate Index
2/28/2019	$10,000	$10,000	$10,000
3/31/2019	$10,190	$10,210	$10,125
4/30/2019	$10,260	$10,267	$10,095
5/31/2019	$10,370	$10,383	$10,232
6/30/2019	$10,585	$10,589	$10,459
7/31/2019	$10,680	$10,684	$10,430
8/31/2019	$10,912	$10,938	$10,642
9/30/2019	$10,864	$10,881	$10,534
10/31/2019	$10,910	$10,911	$10,604
11/30/2019	$10,917	$10,924	$10,523
12/31/2019	$10,941	$10,944	$10,585
1/31/2020	$11,180	$11,168	$10,720
2/29/2020	$11,257	$11,268	$10,792
3/31/2020	$10,418	$10,587	$10,550
4/30/2020	$10,888	$10,996	$10,757
5/31/2020	$11,076	$11,139	$10,804
6/30/2020	$11,335	$11,319	$10,900
7/31/2020	$11,605	$11,592	$11,248
8/31/2020	$11,530	$11,511	$11,231
9/30/2020	$11,520	$11,512	$11,190
10/31/2020	$11,548	$11,523	$11,201
11/30/2020	$11,830	$11,738	$11,405
12/31/2020	$11,923	$11,795	$11,558
1/31/2021	$11,835	$11,712	$11,456
2/28/2021	$11,680	$11,536	$11,259
3/31/2021	$11,569	$11,431	$11,042
4/30/2021	$11,671	$11,503	$11,182
5/31/2021	$11,713	$11,555	$11,287
6/30/2021	$11,851	$11,672	$11,187
7/31/2021	$11,995	$11,813	$11,336
8/31/2021	$11,956	$11,795	$11,289
9/30/2021	$11,843	$11,680	$11,089
10/31/2021	$11,826	$11,667	$11,062
11/30/2021	$11,833	$11,696	$11,029
12/31/2021	$11,818	$11,683	$11,014
1/31/2022	$11,503	$11,394	$10,788
2/28/2022	$11,232	$11,133	$10,660
3/31/2022	$11,023	$10,872	$10,335
4/30/2022	$10,519	$10,440	$9,769
5/31/2022	$10,517	$10,453	$9,796
6/30/2022	$10,144	$10,184	$9,482
7/31/2022	$10,529	$10,506	$9,683
8/31/2022	$10,190	$10,194	$9,301
9/30/2022	$9,710	$9,750	$8,823
10/31/2022	$9,656	$9,694	$8,762
11/30/2022	$10,101	$10,096	$9,175
12/31/2022	$10,003	$10,022	$9,224
1/31/2023	$10,414	$10,340	$9,527
2/28/2023	$10,172	$10,105	$9,211
3/31/2023	$10,336	$10,321	$9,502
4/30/2023	$10,409	$10,400	$9,544
5/31/2023	$10,315	$10,316	$9,357
6/30/2023	$10,354	$10,322	$9,356
7/31/2023	$10,428	$10,380	$9,421
8/31/2023	$10,383	$10,346	$9,292
9/30/2023	$10,205	$10,155	$9,021
10/31/2023	$10,098	$10,061	$8,913
11/30/2023	$10,583	$10,500	$9,362
12/31/2023	$10,973	$10,891	$9,752
1/31/2024	$11,006	$10,879	$9,617
2/29/2024	$10,893	$10,767	$9,496
3/31/2024	$11,039	$10,897	$9,548
4/30/2024	$10,831	$10,698	$9,307
5/31/2024	$10,976	$10,840	$9,429
6/30/2024	$11,042	$10,916	$9,443
7/31/2024	$11,276	$11,146	$9,704
8/31/2024	$11,411	$11,280	$9,933
9/30/2024	$11,578	$11,445	$10,102

Global Investment Grade Credit Fund

Annual Shareholder Report | September 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$27,587,910
# of portfolio holdings	199
Portfolio turnover rate	31%
Total advisory fees paid	$0
	1 Year	5 Years	Since Inception (02/28/2019)
Institutional Class	13.45	1.28	2.66
Bloomberg Global Aggregate Credit Index (USD Hedged) (Strategy)	12.71	1.02	2.45
Bloomberg Global Aggregate Index (Regulatory)	11.99	(0.83)	0.18

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	1.1
AA/Aa	6.6
A/A	34.5
BBB/Baa	56.9
BB/Ba	0.9
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service.The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Morgan Stanley, 3.13%, 7/27/2026	2.0
Citigroup, Inc., 3.30%, 4/27/2025	1.7
Verizon Communications, Inc., 3.40%, 3/22/2041	1.3
Motorola Solutions, Inc., 4.60%, 2/23/2028	1.3
Oracle Corp., 2.88%, 3/25/2031	1.2
American International Group, Inc., 4.75%, 4/1/2048	1.1
Avolon Holdings Funding Ltd., 4.38%, 5/1/2026	1.1
MPLX LP, 4.00%, 3/15/2028	1.1
British Airways Pass-Through Trust, Series 2019-1, Class AA, 3.30%, 12/15/2032	1.1
Aviation Capital Group LLC, 5.50%, 12/15/2024	1.1

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	6.3
1-3 years	12.1
3-5 years	21.0
5-10 years	37.5
10-20 years	7.9
20-30 years	13.2
30+ years	2.0

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2023.

At the meeting held on November 11-13, 2024, the Board of Trustees of the Fund approved the Fund’s liquidation. The Fund closed to new investors and to additional investments from existing shareholders with certain exceptions on November 15, 2024. The liquidation of the Fund is expected to occur after close of business on or about January 16, 2025.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4724 09-24

Annual Shareholder Report

September 30, 2024

Global Investment Grade Credit Fund

Class R6

WGCRX

This annual shareholder report contains important information about Global Investment Grade Credit Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$48	0.45%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the 12 months that ended September 30, 2024, credit spreads as measured by the Bloomberg Global Aggregate Credit Index (USD Hedged) tightened by 29 basis points (bps; 100 bps equal 1.00%) relative to government bonds, from 120 bps to 91 bps, leading to an excess return of 3.29%. The 10-year U.S. Treasury bond repriced 79 bps lower in yield to finish at 3.78%, with the Federal Reserve making its initial rate cut—by 50 bps—in September, much later than the market had initially anticipated. Over the period, the Fund reduced its allocation to high yield from 3% to below 1% as valuations became stretched. The BBB-rated bond overweight was reduced from a 21% overweight to 17%, with the proceeds recycled into single-A-rated bonds, taking profits as BBBs outperformed. Security selection was the main contributor to the Fund’s relative performance, adding 101 bps, with allocation contributing 37 bps. Interest rate positioning had no meaningful contribution to Fund performance. An overweight to real estate added 39 bps as spreads in the sector normalized. An underweight to supranational bonds added 33 bps. A 3% allocation to Treasuries detracted by 9 bps.

Total return based on a $10,000 investment

	Class R6	Bloomberg Global Aggregate Credit Index (USD Hedged)	Bloomberg Global Aggregate Index
2/28/2019	$10,000	$10,000	$10,000
3/31/2019	$10,190	$10,210	$10,125
4/30/2019	$10,260	$10,267	$10,095
5/31/2019	$10,370	$10,383	$10,232
6/30/2019	$10,594	$10,589	$10,459
7/31/2019	$10,680	$10,684	$10,430
8/31/2019	$10,921	$10,938	$10,642
9/30/2019	$10,864	$10,881	$10,534
10/31/2019	$10,911	$10,911	$10,604
11/30/2019	$10,918	$10,924	$10,523
12/31/2019	$10,953	$10,944	$10,585
1/31/2020	$11,182	$11,168	$10,720
2/29/2020	$11,260	$11,268	$10,792
3/31/2020	$10,421	$10,587	$10,550
4/30/2020	$10,891	$10,996	$10,757
5/31/2020	$11,081	$11,139	$10,804
6/30/2020	$11,342	$11,319	$10,900
7/31/2020	$11,612	$11,592	$11,248
8/31/2020	$11,537	$11,511	$11,231
9/30/2020	$11,528	$11,512	$11,190
10/31/2020	$11,556	$11,523	$11,201
11/30/2020	$11,839	$11,738	$11,405
12/31/2020	$11,933	$11,795	$11,558
1/31/2021	$11,845	$11,712	$11,456
2/28/2021	$11,690	$11,536	$11,259
3/31/2021	$11,580	$11,431	$11,042
4/30/2021	$11,672	$11,503	$11,182
5/31/2021	$11,725	$11,555	$11,287
6/30/2021	$11,863	$11,672	$11,187
7/31/2021	$12,008	$11,813	$11,336
8/31/2021	$11,970	$11,795	$11,289
9/30/2021	$11,857	$11,680	$11,089
10/31/2021	$11,840	$11,667	$11,062
11/30/2021	$11,848	$11,696	$11,029
12/31/2021	$11,834	$11,683	$11,014
1/31/2022	$11,518	$11,394	$10,788
2/28/2022	$11,248	$11,133	$10,660
3/31/2022	$11,039	$10,872	$10,335
4/30/2022	$10,535	$10,440	$9,769
5/31/2022	$10,533	$10,453	$9,796
6/30/2022	$10,160	$10,184	$9,482
7/31/2022	$10,546	$10,506	$9,683
8/31/2022	$10,206	$10,194	$9,301
9/30/2022	$9,726	$9,750	$8,823
10/31/2022	$9,672	$9,694	$8,762
11/30/2022	$10,119	$10,096	$9,175
12/31/2022	$10,021	$10,022	$9,224
1/31/2023	$10,434	$10,340	$9,527
2/28/2023	$10,191	$10,105	$9,211
3/31/2023	$10,356	$10,321	$9,502
4/30/2023	$10,430	$10,400	$9,544
5/31/2023	$10,336	$10,316	$9,357
6/30/2023	$10,375	$10,322	$9,356
7/31/2023	$10,450	$10,380	$9,421
8/31/2023	$10,406	$10,346	$9,292
9/30/2023	$10,228	$10,155	$9,021
10/31/2023	$10,121	$10,061	$8,913
11/30/2023	$10,607	$10,500	$9,362
12/31/2023	$10,999	$10,891	$9,752
1/31/2024	$11,032	$10,879	$9,617
2/29/2024	$10,907	$10,767	$9,496
3/31/2024	$11,065	$10,897	$9,548
4/30/2024	$10,857	$10,698	$9,307
5/31/2024	$11,004	$10,840	$9,429
6/30/2024	$11,070	$10,916	$9,443
7/31/2024	$11,305	$11,146	$9,704
8/31/2024	$11,441	$11,280	$9,933
9/30/2024	$11,609	$11,445	$10,102

Global Investment Grade Credit Fund

Annual Shareholder Report | September 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$27,587,910
# of portfolio holdings	199
Portfolio turnover rate	31%
Total advisory fees paid	$0
	1 Year	5 Years	Since Inception (02/28/2019)
Class R6	13.50	1.33	2.71
Bloomberg Global Aggregate Credit Index (USD Hedged) (Strategy)	12.71	1.02	2.45
Bloomberg Global Aggregate Index (Regulatory)	11.99	(0.83)	0.18

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	1.1
AA/Aa	6.6
A/A	34.5
BBB/Baa	56.9
BB/Ba	0.9
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service.The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Morgan Stanley, 3.13%, 7/27/2026	2.0
Citigroup, Inc., 3.30%, 4/27/2025	1.7
Verizon Communications, Inc., 3.40%, 3/22/2041	1.3
Motorola Solutions, Inc., 4.60%, 2/23/2028	1.3
Oracle Corp., 2.88%, 3/25/2031	1.2
American International Group, Inc., 4.75%, 4/1/2048	1.1
Avolon Holdings Funding Ltd., 4.38%, 5/1/2026	1.1
MPLX LP, 4.00%, 3/15/2028	1.1
British Airways Pass-Through Trust, Series 2019-1, Class AA, 3.30%, 12/15/2032	1.1
Aviation Capital Group LLC, 5.50%, 12/15/2024	1.1

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	6.3
1-3 years	12.1
3-5 years	21.0
5-10 years	37.5
10-20 years	7.9
20-30 years	13.2
30+ years	2.0

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2023.

At the meeting held on November 11-13, 2024, the Board of Trustees of the Fund approved the Fund’s liquidation. The Fund closed to new investors and to additional investments from existing shareholders with certain exceptions on November 15, 2024. The liquidation of the Fund is expected to occur after close of business on or about January 16, 2025.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4817 09-24

Annual Shareholder Report

September 30, 2024

Global Investment Grade Credit Fund

Class C

WGCCX

This annual shareholder report contains important information about Global Investment Grade Credit Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$147	1.38%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the 12 months that ended September 30, 2024, credit spreads as measured by the Bloomberg Global Aggregate Credit Index (USD Hedged) tightened by 29 basis points (bps; 100 bps equal 1.00%) relative to government bonds, from 120 bps to 91 bps, leading to an excess return of 3.29%. The 10-year U.S. Treasury bond repriced 79 bps lower in yield to finish at 3.78%, with the Federal Reserve making its initial rate cut—by 50 bps—in September, much later than the market had initially anticipated. Over the period, the Fund reduced its allocation to high yield from 3% to below 1% as valuations became stretched. The BBB-rated bond overweight was reduced from a 21% overweight to 17%, with the proceeds recycled into single-A-rated bonds, taking profits as BBBs outperformed. Security selection was the main contributor to the Fund’s relative performance, adding 101 bps, with allocation contributing 37 bps. Interest rate positioning had no meaningful contribution to Fund performance. An overweight to real estate added 39 bps as spreads in the sector normalized. An underweight to supranational bonds added 33 bps. A 3% allocation to Treasuries detracted by 9 bps.

Total return based on a $10,000 investment

	Class C with Load	Bloomberg Global Aggregate Credit Index (USD Hedged)	Bloomberg Global Aggregate Index
2/28/2019	$10,000	$10,000	$10,000
3/31/2019	$10,180	$10,210	$10,125
4/30/2019	$10,241	$10,267	$10,095
5/31/2019	$10,342	$10,383	$10,232
6/30/2019	$10,547	$10,589	$10,459
7/31/2019	$10,632	$10,684	$10,430
8/31/2019	$10,853	$10,938	$10,642
9/30/2019	$10,795	$10,881	$10,534
10/31/2019	$10,831	$10,911	$10,604
11/30/2019	$10,828	$10,924	$10,523
12/31/2019	$10,842	$10,944	$10,585
1/31/2020	$11,070	$11,168	$10,720
2/29/2020	$11,136	$11,268	$10,792
3/31/2020	$10,296	$10,587	$10,550
4/30/2020	$10,751	$10,996	$10,757
5/31/2020	$10,928	$11,139	$10,804
6/30/2020	$11,174	$11,319	$10,900
7/31/2020	$11,429	$11,592	$11,248
8/31/2020	$11,344	$11,511	$11,231
9/30/2020	$11,325	$11,512	$11,190
10/31/2020	$11,342	$11,523	$11,201
11/30/2020	$11,609	$11,738	$11,405
12/31/2020	$11,690	$11,795	$11,558
1/31/2021	$11,593	$11,712	$11,456
2/28/2021	$11,431	$11,536	$11,259
3/31/2021	$11,312	$11,431	$11,042
4/30/2021	$11,402	$11,503	$11,182
5/31/2021	$11,432	$11,555	$11,287
6/30/2021	$11,556	$11,672	$11,187
7/31/2021	$11,687	$11,813	$11,336
8/31/2021	$11,638	$11,795	$11,289
9/30/2021	$11,518	$11,680	$11,089
10/31/2021	$11,490	$11,667	$11,062
11/30/2021	$11,487	$11,696	$11,029
12/31/2021	$11,462	$11,683	$11,014
1/31/2022	$11,146	$11,394	$10,788
2/28/2022	$10,875	$11,133	$10,660
3/31/2022	$10,662	$10,872	$10,335
4/30/2022	$10,166	$10,440	$9,769
5/31/2022	$10,155	$10,453	$9,796
6/30/2022	$9,806	$10,184	$9,482
7/31/2022	$10,158	$10,506	$9,683
8/31/2022	$9,816	$10,194	$9,301
9/30/2022	$9,346	$9,750	$8,823
10/31/2022	$9,291	$9,694	$8,762
11/30/2022	$9,706	$10,096	$9,175
12/31/2022	$9,618	$10,022	$9,224
1/31/2023	$9,998	$10,340	$9,527
2/28/2023	$9,762	$10,105	$9,211
3/31/2023	$9,916	$10,321	$9,502
4/30/2023	$9,972	$10,400	$9,544
5/31/2023	$9,889	$10,316	$9,357
6/30/2023	$9,917	$10,322	$9,356
7/31/2023	$9,972	$10,380	$9,421
8/31/2023	$9,926	$10,346	$9,292
9/30/2023	$9,748	$10,155	$9,021
10/31/2023	$9,628	$10,061	$8,913
11/30/2023	$10,090	$10,500	$9,362
12/31/2023	$10,459	$10,891	$9,752
1/31/2024	$10,477	$10,879	$9,617
2/29/2024	$10,355	$10,767	$9,496
3/31/2024	$10,490	$10,897	$9,548
4/30/2024	$10,289	$10,698	$9,307
5/31/2024	$10,414	$10,840	$9,429
6/30/2024	$10,474	$10,916	$9,443
7/31/2024	$10,694	$11,146	$9,704
8/31/2024	$10,801	$11,280	$9,933
9/30/2024	$10,963	$11,445	$10,102

Global Investment Grade Credit Fund

Annual Shareholder Report | September 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$27,587,910
# of portfolio holdings	199
Portfolio turnover rate	31%
Total advisory fees paid	$0
	1 Year	5 Years	Since Inception (02/28/2019)
Class CFootnote Reference*	12.47	0.31	1.66
Class C with LoadFootnote Reference*	11.47	0.31	1.66
Bloomberg Global Aggregate Credit Index (USD Hedged) (Strategy)	12.71	1.02	2.45
Bloomberg Global Aggregate Index (Regulatory)	11.99	(0.83)	0.18

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Historical performance shown for the Class C shares prior to their inception on June 1, 2022 reflects the performance of the Institutional Class shares and includes the higher expenses applicable to the Class C shares.

What did the Fund invest in?

(Based on long-term investments)

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	1.1
AA/Aa	6.6
A/A	34.5
BBB/Baa	56.9
BB/Ba	0.9
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service.The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Morgan Stanley, 3.13%, 7/27/2026	2.0
Citigroup, Inc., 3.30%, 4/27/2025	1.7
Verizon Communications, Inc., 3.40%, 3/22/2041	1.3
Motorola Solutions, Inc., 4.60%, 2/23/2028	1.3
Oracle Corp., 2.88%, 3/25/2031	1.2
American International Group, Inc., 4.75%, 4/1/2048	1.1
Avolon Holdings Funding Ltd., 4.38%, 5/1/2026	1.1
MPLX LP, 4.00%, 3/15/2028	1.1
British Airways Pass-Through Trust, Series 2019-1, Class AA, 3.30%, 12/15/2032	1.1
Aviation Capital Group LLC, 5.50%, 12/15/2024	1.1

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	6.3
1-3 years	12.1
3-5 years	21.0
5-10 years	37.5
10-20 years	7.9
20-30 years	13.2
30+ years	2.0

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2023.

At the meeting held on November 11-13, 2024, the Board of Trustees of the Fund approved the Fund’s liquidation. The Fund closed to new investors and to additional investments from existing shareholders with certain exceptions on November 15, 2024. The liquidation of the Fund is expected to occur after close of business on or about January 16, 2025.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4582 09-24

Annual Shareholder Report

September 30, 2024

Global Investment Grade Credit Fund

Class A

WGCAX

This annual shareholder report contains important information about Global Investment Grade Credit Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$87	0.82%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the 12 months that ended September 30, 2024, credit spreads as measured by the Bloomberg Global Aggregate Credit Index (USD Hedged) tightened by 29 basis points (bps; 100 bps equal 1.00%) relative to government bonds, from 120 bps to 91 bps, leading to an excess return of 3.29%. The 10-year U.S. Treasury bond repriced 79 bps lower in yield to finish at 3.78%, with the Federal Reserve making its initial rate cut—by 50 bps—in September, much later than the market had initially anticipated. Over the period, the Fund reduced its allocation to high yield from 3% to below 1% as valuations became stretched. The BBB-rated bond overweight was reduced from a 21% overweight to 17%, with the proceeds recycled into single-A-rated bonds, taking profits as BBBs outperformed. Security selection was the main contributor to the Fund’s relative performance, adding 101 bps, with allocation contributing 37 bps. Interest rate positioning had no meaningful contribution to Fund performance. An overweight to real estate added 39 bps as spreads in the sector normalized. An underweight to supranational bonds added 33 bps. A 3% allocation to Treasuries detracted by 9 bps.

Total return based on a $10,000 investment

	Class A with Load	Bloomberg Global Aggregate Credit Index (USD Hedged)	Bloomberg Global Aggregate Index
2/28/2019	$9,551	$10,000	$10,000
3/31/2019	$9,730	$10,210	$10,125
4/30/2019	$9,794	$10,267	$10,095
5/31/2019	$9,896	$10,383	$10,232
6/30/2019	$10,099	$10,589	$10,459
7/31/2019	$10,186	$10,684	$10,430
8/31/2019	$10,405	$10,938	$10,642
9/30/2019	$10,356	$10,881	$10,534
10/31/2019	$10,397	$10,911	$10,604
11/30/2019	$10,401	$10,924	$10,523
12/31/2019	$10,421	$10,944	$10,585
1/31/2020	$10,646	$11,168	$10,720
2/29/2020	$10,716	$11,268	$10,792
3/31/2020	$9,915	$10,587	$10,550
4/30/2020	$10,359	$10,996	$10,757
5/31/2020	$10,536	$11,139	$10,804
6/30/2020	$10,779	$11,319	$10,900
7/31/2020	$11,032	$11,592	$11,248
8/31/2020	$10,958	$11,511	$11,231
9/30/2020	$10,945	$11,512	$11,190
10/31/2020	$10,969	$11,523	$11,201
11/30/2020	$11,234	$11,738	$11,405
12/31/2020	$11,319	$11,795	$11,558
1/31/2021	$11,233	$11,712	$11,456
2/28/2021	$11,082	$11,536	$11,259
3/31/2021	$10,974	$11,431	$11,042
4/30/2021	$11,068	$11,503	$11,182
5/31/2021	$11,104	$11,555	$11,287
6/30/2021	$11,232	$11,672	$11,187
7/31/2021	$11,366	$11,813	$11,336
8/31/2021	$11,326	$11,795	$11,289
9/30/2021	$11,216	$11,680	$11,089
10/31/2021	$11,196	$11,667	$11,062
11/30/2021	$11,200	$11,696	$11,029
12/31/2021	$11,183	$11,683	$11,014
1/31/2022	$10,881	$11,394	$10,788
2/28/2022	$10,622	$11,133	$10,660
3/31/2022	$10,422	$10,872	$10,335
4/30/2022	$9,942	$10,440	$9,769
5/31/2022	$9,938	$10,453	$9,796
6/30/2022	$9,586	$10,184	$9,482
7/31/2022	$9,957	$10,506	$9,683
8/31/2022	$9,622	$10,194	$9,301
9/30/2022	$9,166	$9,750	$8,823
10/31/2022	$9,113	$9,694	$8,762
11/30/2022	$9,529	$10,096	$9,175
12/31/2022	$9,443	$10,022	$9,224
1/31/2023	$9,819	$10,340	$9,527
2/28/2023	$9,599	$10,105	$9,211
3/31/2023	$9,751	$10,321	$9,502
4/30/2023	$9,806	$10,400	$9,544
5/31/2023	$9,726	$10,316	$9,357
6/30/2023	$9,748	$10,322	$9,356
7/31/2023	$9,816	$10,380	$9,421
8/31/2023	$9,782	$10,346	$9,292
9/30/2023	$9,612	$10,155	$9,021
10/31/2023	$9,497	$10,061	$8,913
11/30/2023	$9,951	$10,500	$9,362
12/31/2023	$10,313	$10,891	$9,752
1/31/2024	$10,343	$10,879	$9,617
2/29/2024	$10,234	$10,767	$9,496
3/31/2024	$10,368	$10,897	$9,548
4/30/2024	$10,170	$10,698	$9,307
5/31/2024	$10,304	$10,840	$9,429
6/30/2024	$10,365	$10,916	$9,443
7/31/2024	$10,581	$11,146	$9,704
8/31/2024	$10,705	$11,280	$9,933
9/30/2024	$10,871	$11,445	$10,102

Global Investment Grade Credit Fund

Annual Shareholder Report | September 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$27,587,910
# of portfolio holdings	199
Portfolio turnover rate	31%
Total advisory fees paid	$0
	1 Year	5 Years	Since Inception (02/28/2019)
Class AFootnote Reference*	13.10	0.97	2.34
Class A with LoadFootnote Reference*	8.05	0.04	1.51
Bloomberg Global Aggregate Credit Index (USD Hedged) (Strategy)	12.71	1.02	2.45
Bloomberg Global Aggregate Index (Regulatory)	11.99	(0.83)	0.18

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Historical performance shown for the Class A shares prior to their inception on June 1, 2022 reflects the performance of the Institutional Class shares and includes the higher expenses applicable to the Class A shares.

What did the Fund invest in?

(Based on long-term investments)

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	1.1
AA/Aa	6.6
A/A	34.5
BBB/Baa	56.9
BB/Ba	0.9
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service.The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Morgan Stanley, 3.13%, 7/27/2026	2.0
Citigroup, Inc., 3.30%, 4/27/2025	1.7
Verizon Communications, Inc., 3.40%, 3/22/2041	1.3
Motorola Solutions, Inc., 4.60%, 2/23/2028	1.3
Oracle Corp., 2.88%, 3/25/2031	1.2
American International Group, Inc., 4.75%, 4/1/2048	1.1
Avolon Holdings Funding Ltd., 4.38%, 5/1/2026	1.1
MPLX LP, 4.00%, 3/15/2028	1.1
British Airways Pass-Through Trust, Series 2019-1, Class AA, 3.30%, 12/15/2032	1.1
Aviation Capital Group LLC, 5.50%, 12/15/2024	1.1

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	6.3
1-3 years	12.1
3-5 years	21.0
5-10 years	37.5
10-20 years	7.9
20-30 years	13.2
30+ years	2.0

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2023.

At the meeting held on November 11-13, 2024, the Board of Trustees of the Fund approved the Fund’s liquidation. The Fund closed to new investors and to additional investments from existing shareholders with certain exceptions on November 15, 2024. The liquidation of the Fund is expected to occur after close of business on or about January 16, 2025.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4337 09-24

Annual Shareholder Report

September 30, 2024

Income Plus Fund

Institutional Class

WSINX

This annual shareholder report contains important information about Income Plus Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$42	0.39%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Although they were volatile throughout the 12-month period that ended September 30, 2024, yields fell as expectations for a shift in monetary policy evolved. Investors began the period pricing in additional rate hikes and ended it with the Federal Reserve cutting rates for an initial time. Credit spreads narrowed and remained subdued—near the tightest levels in years for many credit sectors. Portfolio duration was lowered early in the period. The portfolio was generally managed near its strategic neutral position, though it ended the year modestly long. It was positioned higher in quality, and credit exposure was reduced as valuations became more extreme. The portfolio was positioned to benefit from diversified non-benchmark exposures. Top contributors to performance were allocations in U.S. and European high yield bonds, European investment-grade bonds, emerging market debt, non-U.S. developed market government bonds, and U.S. securitized bonds; credit quality allocation; and security selection. Curve positioning also contributed. The main detractor was duration positioning. The portfolio's strategic neutral is shorter than the benchmark. Portfolio positioning near neutral detracted as rates fell.

Total return based on a $10,000 investment

	Institutional Class	Bloomberg U.S. Aggregate Bond Index
9/30/2014	$10,000	$10,000
10/31/2014	$10,096	$10,098
11/30/2014	$10,117	$10,170
12/31/2014	$10,009	$10,179
1/31/2015	$10,002	$10,393
2/28/2015	$10,124	$10,295
3/31/2015	$10,074	$10,343
4/30/2015	$10,117	$10,306
5/31/2015	$10,128	$10,281
6/30/2015	$10,075	$10,169
7/31/2015	$10,000	$10,240
8/31/2015	$9,808	$10,225
9/30/2015	$9,679	$10,294
10/31/2015	$9,765	$10,296
11/30/2015	$9,711	$10,269
12/31/2015	$9,609	$10,235
1/31/2016	$9,458	$10,376
2/29/2016	$9,397	$10,450
3/31/2016	$9,670	$10,546
4/30/2016	$9,842	$10,586
5/31/2016	$9,805	$10,589
6/30/2016	$9,863	$10,779
7/31/2016	$9,994	$10,847
8/31/2016	$10,079	$10,835
9/30/2016	$10,111	$10,829
10/31/2016	$10,155	$10,746
11/30/2016	$10,069	$10,492
12/31/2016	$10,179	$10,506
1/31/2017	$10,257	$10,527
2/28/2017	$10,368	$10,598
3/31/2017	$10,390	$10,592
4/30/2017	$10,485	$10,674
5/31/2017	$10,567	$10,756
6/30/2017	$10,604	$10,745
7/31/2017	$10,693	$10,792
8/31/2017	$10,729	$10,888
9/30/2017	$10,761	$10,836
10/31/2017	$10,808	$10,843
11/30/2017	$10,831	$10,829
12/31/2017	$10,876	$10,879
1/31/2018	$10,955	$10,753
2/28/2018	$10,921	$10,651
3/31/2018	$10,920	$10,720
4/30/2018	$10,901	$10,640
5/31/2018	$10,835	$10,716
6/30/2018	$10,806	$10,703
7/31/2018	$10,925	$10,705
8/31/2018	$10,909	$10,774
9/30/2018	$10,969	$10,705
10/31/2018	$10,908	$10,620
11/30/2018	$10,871	$10,683
12/31/2018	$10,804	$10,880
1/31/2019	$11,053	$10,995
2/28/2019	$11,134	$10,989
3/31/2019	$11,195	$11,200
4/30/2019	$11,297	$11,203
5/31/2019	$11,268	$11,402
6/30/2019	$11,420	$11,545
7/31/2019	$11,513	$11,570
8/31/2019	$11,477	$11,870
9/30/2019	$11,518	$11,807
10/31/2019	$11,583	$11,842
11/30/2019	$11,627	$11,836
12/31/2019	$11,738	$11,828
1/31/2020	$11,813	$12,056
2/29/2020	$11,735	$12,273
3/31/2020	$10,750	$12,200
4/30/2020	$11,156	$12,417
5/31/2020	$11,524	$12,475
6/30/2020	$11,740	$12,554
7/31/2020	$12,048	$12,741
8/31/2020	$12,180	$12,638
9/30/2020	$12,089	$12,632
10/31/2020	$12,083	$12,575
11/30/2020	$12,511	$12,698
12/31/2020	$12,713	$12,716
1/31/2021	$12,744	$12,625
2/28/2021	$12,806	$12,443
3/31/2021	$12,804	$12,287
4/30/2021	$12,936	$12,384
5/31/2021	$13,026	$12,425
6/30/2021	$13,095	$12,512
7/31/2021	$13,079	$12,652
8/31/2021	$13,126	$12,628
9/30/2021	$13,108	$12,518
10/31/2021	$13,064	$12,515
11/30/2021	$12,969	$12,552
12/31/2021	$13,105	$12,520
1/31/2022	$12,893	$12,250
2/28/2022	$12,734	$12,114
3/31/2022	$12,609	$11,777
4/30/2022	$12,288	$11,330
5/31/2022	$12,287	$11,403
6/30/2022	$11,841	$11,224
7/31/2022	$12,143	$11,498
8/31/2022	$11,974	$11,174
9/30/2022	$11,596	$10,691
10/31/2022	$11,609	$10,552
11/30/2022	$11,921	$10,940
12/31/2022	$11,930	$10,891
1/31/2023	$12,316	$11,226
2/28/2023	$12,100	$10,936
3/31/2023	$12,211	$11,214
4/30/2023	$12,297	$11,282
5/31/2023	$12,245	$11,159
6/30/2023	$12,294	$11,119
7/31/2023	$12,408	$11,111
8/31/2023	$12,418	$11,040
9/30/2023	$12,233	$10,760
10/31/2023	$12,097	$10,590
11/30/2023	$12,596	$11,069
12/31/2023	$13,053	$11,493
1/31/2024	$13,102	$11,462
2/29/2024	$13,016	$11,300
3/31/2024	$13,152	$11,404
4/30/2024	$12,981	$11,116
5/31/2024	$13,176	$11,304
6/30/2024	$13,223	$11,411
7/31/2024	$13,467	$11,678
8/31/2024	$13,649	$11,846
9/30/2024	$13,829	$12,004

Income Plus Fund

Annual Shareholder Report | September 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Consolidated Total net assets	$263,649,484
Consolidated # of portfolio holdings	361
Consolidated Portfolio turnover rate	350%
Consolidated Total advisory fees paid	$489,144
	1 Year	5 Years	10 Years
Institutional Class	13.04	3.72	3.29
Bloomberg U.S. Aggregate Bond Index (Strategy and Regulatory)	11.57	0.33	1.84

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

CONSOLIDATED CREDIT QUALITY

(% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	2.3
AA/Aa	38.1
A/A	8.3
BBB/Baa	24.7
BB/Ba	11.3
B/B	9.2
CCC/Caa and below	2.5
Not rated	3.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service.The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

CONSOLIDATED TOP TEN HOLDINGS (% OF NET ASSETS)

GNMA, 6.50%, 10/15/2054	11.8
GNMA, 6.00%, 10/15/2054	7.4
FNMA, 6.50%, 10/15/2054	6.5
FNMA, 6.00%, 10/15/2054	5.2
U.K. Gilts, 3.25%, 1/31/2033	4.0
French Republic, 2.75%, 2/25/2029	3.0
Republic of South Africa, 8.00%, 1/31/2030	1.9
Malaysia, 3.88%, 3/14/2025	1.7
U.S. Treasury Bonds, 4.63%, 5/15/2054	1.7
U.S. Treasury Notes, 4.63%, 6/30/2026	1.5

CONSOLIDATED PORTFOLIO ALLOCATION

(% OF LONG-TERM INVESTMENT)

Agency securities	25.5
Corporate bonds and notes	21.6
Foreign corporate bonds and notes	12.1
Foreign government bonds	11.6
Yankee corporate bonds and notes	8.9
U.S. Treasury securities	5.9
Asset-backed securities	5.2
Yankee government bonds	3.2
Non-agency mortgage-backed securities	3.1
Investment companies	2.3
Loans	0.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3173 09-24

Annual Shareholder Report

September 30, 2024

Income Plus Fund

Class C

WSICX

This annual shareholder report contains important information about Income Plus Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$155	1.46%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Although they were volatile throughout the 12-month period that ended September 30, 2024, yields fell as expectations for a shift in monetary policy evolved. Investors began the period pricing in additional rate hikes and ended it with the Federal Reserve cutting rates for an initial time. Credit spreads narrowed and remained subdued—near the tightest levels in years for many credit sectors. Portfolio duration was lowered early in the period. The portfolio was generally managed near its strategic neutral position, though it ended the year modestly long. It was positioned higher in quality, and credit exposure was reduced as valuations became more extreme. The portfolio was positioned to benefit from diversified non-benchmark exposures. Top contributors to performance were allocations in U.S. and European high yield bonds, European investment-grade bonds, emerging market debt, non-U.S. developed market government bonds, and U.S. securitized bonds; credit quality allocation; and security selection. Curve positioning also contributed. The main detractor was duration positioning. The portfolio's strategic neutral is shorter than the benchmark. Portfolio positioning near neutral detracted as rates fell.

Total return based on a $10,000 investment

	Class C with Load	Bloomberg U.S. Aggregate Bond Index
9/30/2014	$10,000	$10,000
10/31/2014	$10,087	$10,098
11/30/2014	$10,099	$10,170
12/31/2014	$9,977	$10,179
1/31/2015	$9,964	$10,393
2/28/2015	$10,077	$10,295
3/31/2015	$10,018	$10,343
4/30/2015	$10,052	$10,306
5/31/2015	$10,052	$10,281
6/30/2015	$9,999	$10,169
7/31/2015	$9,903	$10,240
8/31/2015	$9,712	$10,225
9/30/2015	$9,574	$10,294
10/31/2015	$9,649	$10,296
11/30/2015	$9,585	$10,269
12/31/2015	$9,476	$10,235
1/31/2016	$9,316	$10,376
2/29/2016	$9,263	$10,450
3/31/2016	$9,519	$10,546
4/30/2016	$9,677	$10,586
5/31/2016	$9,631	$10,589
6/30/2016	$9,680	$10,779
7/31/2016	$9,798	$10,847
8/31/2016	$9,874	$10,835
9/30/2016	$9,906	$10,829
10/31/2016	$9,938	$10,746
11/30/2016	$9,841	$10,492
12/31/2016	$9,936	$10,506
1/31/2017	$10,012	$10,527
2/28/2017	$10,110	$10,598
3/31/2017	$10,121	$10,592
4/30/2017	$10,197	$10,674
5/31/2017	$10,273	$10,756
6/30/2017	$10,296	$10,745
7/31/2017	$10,372	$10,792
8/31/2017	$10,401	$10,888
9/30/2017	$10,421	$10,836
10/31/2017	$10,458	$10,843
11/30/2017	$10,470	$10,829
12/31/2017	$10,502	$10,879
1/31/2018	$10,579	$10,753
2/28/2018	$10,524	$10,651
3/31/2018	$10,524	$10,720
4/30/2018	$10,486	$10,640
5/31/2018	$10,423	$10,716
6/30/2018	$10,385	$10,703
7/31/2018	$10,489	$10,705
8/31/2018	$10,464	$10,774
9/30/2018	$10,513	$10,705
10/31/2018	$10,444	$10,620
11/30/2018	$10,399	$10,683
12/31/2018	$10,323	$10,880
1/31/2019	$10,561	$10,995
2/28/2019	$10,634	$10,989
3/31/2019	$10,682	$11,200
4/30/2019	$10,771	$11,203
5/31/2019	$10,723	$11,402
6/30/2019	$10,869	$11,545
7/31/2019	$10,936	$11,570
8/31/2019	$10,892	$11,870
9/30/2019	$10,934	$11,807
10/31/2019	$10,974	$11,842
11/30/2019	$11,006	$11,836
12/31/2019	$11,107	$11,828
1/31/2020	$11,172	$12,056
2/29/2020	$11,079	$12,273
3/31/2020	$10,136	$12,200
4/30/2020	$10,520	$12,417
5/31/2020	$10,858	$12,475
6/30/2020	$11,051	$12,554
7/31/2020	$11,330	$12,741
8/31/2020	$11,516	$12,638
9/30/2020	$11,420	$12,632
10/31/2020	$11,415	$12,575
11/30/2020	$11,806	$12,698
12/31/2020	$11,978	$12,716
1/31/2021	$12,003	$12,625
2/28/2021	$12,052	$12,443
3/31/2021	$12,040	$12,287
4/30/2021	$12,140	$12,384
5/31/2021	$12,215	$12,425
6/30/2021	$12,281	$12,512
7/31/2021	$12,254	$12,652
8/31/2021	$12,287	$12,628
9/30/2021	$12,260	$12,518
10/31/2021	$12,209	$12,515
11/30/2021	$12,111	$12,552
12/31/2021	$12,220	$12,520
1/31/2022	$12,018	$12,250
2/28/2022	$11,861	$12,114
3/31/2022	$11,736	$11,777
4/30/2022	$11,432	$11,330
5/31/2022	$11,408	$11,403
6/30/2022	$11,000	$11,224
7/31/2022	$11,267	$11,498
8/31/2022	$11,100	$11,174
9/30/2022	$10,742	$10,691
10/31/2022	$10,752	$10,552
11/30/2022	$11,037	$10,940
12/31/2022	$11,040	$10,891
1/31/2023	$11,394	$11,226
2/28/2023	$11,193	$10,936
3/31/2023	$11,292	$11,214
4/30/2023	$11,368	$11,282
5/31/2023	$11,304	$11,159
6/30/2023	$11,360	$11,119
7/31/2023	$11,461	$11,111
8/31/2023	$11,467	$11,040
9/30/2023	$11,294	$10,760
10/31/2023	$11,166	$10,590
11/30/2023	$11,622	$11,069
12/31/2023	$12,039	$11,493
1/31/2024	$12,082	$11,462
2/29/2024	$12,000	$11,300
3/31/2024	$12,121	$11,404
4/30/2024	$11,960	$11,116
5/31/2024	$12,136	$11,304
6/30/2024	$12,177	$11,411
7/31/2024	$12,397	$11,678
8/31/2024	$12,560	$11,846
9/30/2024	$12,736	$12,004

Income Plus Fund

Annual Shareholder Report | September 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Consolidated Total net assets	$263,649,484
Consolidated # of portfolio holdings	361
Consolidated Portfolio turnover rate	350%
Consolidated Total advisory fees paid	$489,144
	1 Year	5 Years	10 Years
Class C	11.83	2.79	2.45
Class C with Load	10.83	2.79	2.45
Bloomberg U.S. Aggregate Bond Index (Strategy and Regulatory)	11.57	0.33	1.84

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

CONSOLIDATED CREDIT QUALITY

(% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	2.3
AA/Aa	38.1
A/A	8.3
BBB/Baa	24.7
BB/Ba	11.3
B/B	9.2
CCC/Caa and below	2.5
Not rated	3.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service.The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

CONSOLIDATED TOP TEN HOLDINGS (% OF NET ASSETS)

GNMA, 6.50%, 10/15/2054	11.8
GNMA, 6.00%, 10/15/2054	7.4
FNMA, 6.50%, 10/15/2054	6.5
FNMA, 6.00%, 10/15/2054	5.2
U.K. Gilts, 3.25%, 1/31/2033	4.0
French Republic, 2.75%, 2/25/2029	3.0
Republic of South Africa, 8.00%, 1/31/2030	1.9
Malaysia, 3.88%, 3/14/2025	1.7
U.S. Treasury Bonds, 4.63%, 5/15/2054	1.7
U.S. Treasury Notes, 4.63%, 6/30/2026	1.5

CONSOLIDATED PORTFOLIO ALLOCATION

(% OF LONG-TERM INVESTMENT)

Agency securities	25.5
Corporate bonds and notes	21.6
Foreign corporate bonds and notes	12.1
Foreign government bonds	11.6
Yankee corporate bonds and notes	8.9
U.S. Treasury securities	5.9
Asset-backed securities	5.2
Yankee government bonds	3.2
Non-agency mortgage-backed securities	3.1
Investment companies	2.3
Loans	0.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3557 09-24

Annual Shareholder Report

September 30, 2024

Income Plus Fund

Class A

WSIAX

This annual shareholder report contains important information about Income Plus Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$76	0.71%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Although they were volatile throughout the 12-month period that ended September 30, 2024, yields fell as expectations for a shift in monetary policy evolved. Investors began the period pricing in additional rate hikes and ended it with the Federal Reserve cutting rates for an initial time. Credit spreads narrowed and remained subdued—near the tightest levels in years for many credit sectors. Portfolio duration was lowered early in the period. The portfolio was generally managed near its strategic neutral position, though it ended the year modestly long. It was positioned higher in quality, and credit exposure was reduced as valuations became more extreme. The portfolio was positioned to benefit from diversified non-benchmark exposures. Top contributors to performance were allocations in U.S. and European high yield bonds, European investment-grade bonds, emerging market debt, non-U.S. developed market government bonds, and U.S. securitized bonds; credit quality allocation; and security selection. Curve positioning also contributed. The main detractor was duration positioning. The portfolio's strategic neutral is shorter than the benchmark. Portfolio positioning near neutral detracted as rates fell.

Total return based on a $10,000 investment

	Class A with Load	Bloomberg U.S. Aggregate Bond Index
9/30/2014	$9,602	$10,000
10/31/2014	$9,691	$10,098
11/30/2014	$9,709	$10,170
12/31/2014	$9,592	$10,179
1/31/2015	$9,583	$10,393
2/28/2015	$9,698	$10,295
3/31/2015	$9,658	$10,343
4/30/2015	$9,687	$10,306
5/31/2015	$9,697	$10,281
6/30/2015	$9,646	$10,169
7/31/2015	$9,564	$10,240
8/31/2015	$9,380	$10,225
9/30/2015	$9,257	$10,294
10/31/2015	$9,339	$10,296
11/30/2015	$9,288	$10,269
12/31/2015	$9,184	$10,235
1/31/2016	$9,040	$10,376
2/29/2016	$8,982	$10,450
3/31/2016	$9,242	$10,546
4/30/2016	$9,393	$10,586
5/31/2016	$9,355	$10,589
6/30/2016	$9,418	$10,779
7/31/2016	$9,533	$10,847
8/31/2016	$9,619	$10,835
9/30/2016	$9,650	$10,829
10/31/2016	$9,692	$10,746
11/30/2016	$9,607	$10,492
12/31/2016	$9,697	$10,506
1/31/2017	$9,781	$10,527
2/28/2017	$9,876	$10,598
3/31/2017	$9,897	$10,592
4/30/2017	$9,977	$10,674
5/31/2017	$10,052	$10,756
6/30/2017	$10,084	$10,745
7/31/2017	$10,169	$10,792
8/31/2017	$10,196	$10,888
9/30/2017	$10,234	$10,836
10/31/2017	$10,276	$10,843
11/30/2017	$10,284	$10,829
12/31/2017	$10,333	$10,879
1/31/2018	$10,409	$10,753
2/28/2018	$10,366	$10,651
3/31/2018	$10,357	$10,720
4/30/2018	$10,337	$10,640
5/31/2018	$10,281	$10,716
6/30/2018	$10,251	$10,703
7/31/2018	$10,361	$10,705
8/31/2018	$10,332	$10,774
9/30/2018	$10,397	$10,705
10/31/2018	$10,337	$10,620
11/30/2018	$10,287	$10,683
12/31/2018	$10,219	$10,880
1/31/2019	$10,454	$10,995
2/28/2019	$10,539	$10,989
3/31/2019	$10,593	$11,200
4/30/2019	$10,687	$11,203
5/31/2019	$10,658	$11,402
6/30/2019	$10,798	$11,545
7/31/2019	$10,883	$11,570
8/31/2019	$10,847	$11,870
9/30/2019	$10,882	$11,807
10/31/2019	$10,941	$11,842
11/30/2019	$10,979	$11,836
12/31/2019	$11,090	$11,828
1/31/2020	$11,159	$12,056
2/29/2020	$11,071	$12,273
3/31/2020	$10,131	$12,200
4/30/2020	$10,525	$12,417
5/31/2020	$10,875	$12,475
6/30/2020	$11,064	$12,554
7/31/2020	$11,362	$12,741
8/31/2020	$11,472	$12,638
9/30/2020	$11,383	$12,632
10/31/2020	$11,386	$12,575
11/30/2020	$11,785	$12,698
12/31/2020	$11,958	$12,716
1/31/2021	$11,997	$12,625
2/28/2021	$12,053	$12,443
3/31/2021	$12,048	$12,287
4/30/2021	$12,157	$12,384
5/31/2021	$12,238	$12,425
6/30/2021	$12,312	$12,512
7/31/2021	$12,293	$12,652
8/31/2021	$12,334	$12,628
9/30/2021	$12,314	$12,518
10/31/2021	$12,271	$12,515
11/30/2021	$12,179	$12,552
12/31/2021	$12,290	$12,520
1/31/2022	$12,103	$12,250
2/28/2022	$11,938	$12,114
3/31/2022	$11,831	$11,777
4/30/2022	$11,527	$11,330
5/31/2022	$11,510	$11,403
6/30/2022	$11,103	$11,224
7/31/2022	$11,369	$11,498
8/31/2022	$11,207	$11,174
9/30/2022	$10,864	$10,691
10/31/2022	$10,873	$10,552
11/30/2022	$11,162	$10,940
12/31/2022	$11,165	$10,891
1/31/2023	$11,524	$11,226
2/28/2023	$11,320	$10,936
3/31/2023	$11,420	$11,214
4/30/2023	$11,497	$11,282
5/31/2023	$11,432	$11,159
6/30/2023	$11,489	$11,119
7/31/2023	$11,591	$11,111
8/31/2023	$11,597	$11,040
9/30/2023	$11,422	$10,760
10/31/2023	$11,292	$10,590
11/30/2023	$11,754	$11,069
12/31/2023	$12,175	$11,493
1/31/2024	$12,218	$11,462
2/29/2024	$12,136	$11,300
3/31/2024	$12,258	$11,404
4/30/2024	$12,096	$11,116
5/31/2024	$12,274	$11,304
6/30/2024	$12,314	$11,411
7/31/2024	$12,537	$11,678
8/31/2024	$12,703	$11,846
9/30/2024	$12,881	$12,004

Income Plus Fund

Annual Shareholder Report | September 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Consolidated Total net assets	$263,649,484
Consolidated # of portfolio holdings	361
Consolidated Portfolio turnover rate	350%
Consolidated Total advisory fees paid	$489,144
	1 Year	5 Years	10 Years
Class A	12.64	3.43	2.98
Class A with Load	8.15	2.58	2.56
Bloomberg U.S. Aggregate Bond Index (Strategy and Regulatory)	11.57	0.33	1.84

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

CONSOLIDATED CREDIT QUALITY

(% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	2.3
AA/Aa	38.1
A/A	8.3
BBB/Baa	24.7
BB/Ba	11.3
B/B	9.2
CCC/Caa and below	2.5
Not rated	3.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service.The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

CONSOLIDATED TOP TEN HOLDINGS (% OF NET ASSETS)

GNMA, 6.50%, 10/15/2054	11.8
GNMA, 6.00%, 10/15/2054	7.4
FNMA, 6.50%, 10/15/2054	6.5
FNMA, 6.00%, 10/15/2054	5.2
U.K. Gilts, 3.25%, 1/31/2033	4.0
French Republic, 2.75%, 2/25/2029	3.0
Republic of South Africa, 8.00%, 1/31/2030	1.9
Malaysia, 3.88%, 3/14/2025	1.7
U.S. Treasury Bonds, 4.63%, 5/15/2054	1.7
U.S. Treasury Notes, 4.63%, 6/30/2026	1.5

CONSOLIDATED PORTFOLIO ALLOCATION

(% OF LONG-TERM INVESTMENT)

Agency securities	25.5
Corporate bonds and notes	21.6
Foreign corporate bonds and notes	12.1
Foreign government bonds	11.6
Yankee corporate bonds and notes	8.9
U.S. Treasury securities	5.9
Asset-backed securities	5.2
Yankee government bonds	3.2
Non-agency mortgage-backed securities	3.1
Investment companies	2.3
Loans	0.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3365 09-24

Annual Shareholder Report

September 30, 2024

Income Plus Fund

Administrator Class

WSIDX

This annual shareholder report contains important information about Income Plus Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$70	0.66%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Although they were volatile throughout the 12-month period that ended September 30, 2024, yields fell as expectations for a shift in monetary policy evolved. Investors began the period pricing in additional rate hikes and ended it with the Federal Reserve cutting rates for an initial time. Credit spreads narrowed and remained subdued—near the tightest levels in years for many credit sectors. Portfolio duration was lowered early in the period. The portfolio was generally managed near its strategic neutral position, though it ended the year modestly long. It was positioned higher in quality, and credit exposure was reduced as valuations became more extreme. The portfolio was positioned to benefit from diversified non-benchmark exposures. Top contributors to performance were allocations in U.S. and European high yield bonds, European investment-grade bonds, emerging market debt, non-U.S. developed market government bonds, and U.S. securitized bonds; credit quality allocation; and security selection. Curve positioning also contributed. The main detractor was duration positioning. The portfolio's strategic neutral is shorter than the benchmark. Portfolio positioning near neutral detracted as rates fell.

Total return based on a $10,000 investment

	Administrator Class	Bloomberg U.S. Aggregate Bond Index
9/30/2014	$10,000	$10,000
10/31/2014	$10,104	$10,098
11/30/2014	$10,123	$10,170
12/31/2014	$10,001	$10,179
1/31/2015	$10,003	$10,393
2/28/2015	$10,112	$10,295
3/31/2015	$10,070	$10,343
4/30/2015	$10,111	$10,306
5/31/2015	$10,122	$10,281
6/30/2015	$10,069	$10,169
7/31/2015	$9,984	$10,240
8/31/2015	$9,792	$10,225
9/30/2015	$9,664	$10,294
10/31/2015	$9,749	$10,296
11/30/2015	$9,696	$10,269
12/31/2015	$9,589	$10,235
1/31/2016	$9,439	$10,376
2/29/2016	$9,382	$10,450
3/31/2016	$9,654	$10,546
4/30/2016	$9,823	$10,586
5/31/2016	$9,784	$10,589
6/30/2016	$9,839	$10,779
7/31/2016	$9,969	$10,847
8/31/2016	$10,060	$10,835
9/30/2016	$10,092	$10,829
10/31/2016	$10,136	$10,746
11/30/2016	$10,047	$10,492
12/31/2016	$10,142	$10,506
1/31/2017	$10,229	$10,527
2/28/2017	$10,328	$10,598
3/31/2017	$10,328	$10,592
4/30/2017	$10,416	$10,674
5/31/2017	$10,495	$10,756
6/30/2017	$10,529	$10,745
7/31/2017	$10,617	$10,792
8/31/2017	$10,649	$10,888
9/30/2017	$10,689	$10,836
10/31/2017	$10,732	$10,843
11/30/2017	$10,753	$10,829
12/31/2017	$10,796	$10,879
1/31/2018	$10,875	$10,753
2/28/2018	$10,830	$10,651
3/31/2018	$10,836	$10,720
4/30/2018	$10,815	$10,640
5/31/2018	$10,747	$10,716
6/30/2018	$10,716	$10,703
7/31/2018	$10,831	$10,705
8/31/2018	$10,813	$10,774
9/30/2018	$10,882	$10,705
10/31/2018	$10,816	$10,620
11/30/2018	$10,774	$10,683
12/31/2018	$10,704	$10,880
1/31/2019	$10,949	$10,995
2/28/2019	$11,037	$10,989
3/31/2019	$11,094	$11,200
4/30/2019	$11,193	$11,203
5/31/2019	$11,162	$11,402
6/30/2019	$11,303	$11,545
7/31/2019	$11,391	$11,570
8/31/2019	$11,358	$11,870
9/30/2019	$11,407	$11,807
10/31/2019	$11,457	$11,842
11/30/2019	$11,494	$11,836
12/31/2019	$11,611	$11,828
1/31/2020	$11,696	$12,056
2/29/2020	$11,604	$12,273
3/31/2020	$10,625	$12,200
4/30/2020	$11,036	$12,417
5/31/2020	$11,402	$12,475
6/30/2020	$11,612	$12,554
7/31/2020	$11,911	$12,741
8/31/2020	$12,038	$12,638
9/30/2020	$11,946	$12,632
10/31/2020	$11,937	$12,575
11/30/2020	$12,366	$12,698
12/31/2020	$12,559	$12,716
1/31/2021	$12,587	$12,625
2/28/2021	$12,646	$12,443
3/31/2021	$12,642	$12,287
4/30/2021	$12,769	$12,384
5/31/2021	$12,854	$12,425
6/30/2021	$12,932	$12,512
7/31/2021	$12,917	$12,652
8/31/2021	$12,959	$12,628
9/30/2021	$12,939	$12,518
10/31/2021	$12,893	$12,515
11/30/2021	$12,798	$12,552
12/31/2021	$12,926	$12,520
1/31/2022	$12,703	$12,250
2/28/2022	$12,545	$12,114
3/31/2022	$12,421	$11,777
4/30/2022	$12,104	$11,330
5/31/2022	$12,100	$11,403
6/30/2022	$11,664	$11,224
7/31/2022	$11,942	$11,498
8/31/2022	$11,774	$11,174
9/30/2022	$11,416	$10,691
10/31/2022	$11,427	$10,552
11/30/2022	$11,728	$10,940
12/31/2022	$11,746	$10,891
1/31/2023	$12,120	$11,226
2/28/2023	$11,908	$10,936
3/31/2023	$12,013	$11,214
4/30/2023	$12,093	$11,282
5/31/2023	$12,024	$11,159
6/30/2023	$12,082	$11,119
7/31/2023	$12,189	$11,111
8/31/2023	$12,196	$11,040
9/30/2023	$12,014	$10,760
10/31/2023	$11,879	$10,590
11/30/2023	$12,360	$11,069
12/31/2023	$12,813	$11,493
1/31/2024	$12,859	$11,462
2/29/2024	$12,758	$11,300
3/31/2024	$12,887	$11,404
4/30/2024	$12,732	$11,116
5/31/2024	$12,903	$11,304
6/30/2024	$12,961	$11,411
7/31/2024	$13,194	$11,678
8/31/2024	$13,367	$11,846
9/30/2024	$13,538	$12,004

Income Plus Fund

Annual Shareholder Report | September 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Consolidated Total net assets	$263,649,484
Consolidated # of portfolio holdings	361
Consolidated Portfolio turnover rate	350%
Consolidated Total advisory fees paid	$489,144
	1 Year	5 Years	10 Years
Administrator Class	12.68	3.48	3.08
Bloomberg U.S. Aggregate Bond Index (Strategy and Regulatory)	11.57	0.33	1.84

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

CONSOLIDATED CREDIT QUALITY

(% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	2.3
AA/Aa	38.1
A/A	8.3
BBB/Baa	24.7
BB/Ba	11.3
B/B	9.2
CCC/Caa and below	2.5
Not rated	3.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service.The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

CONSOLIDATED TOP TEN HOLDINGS (% OF NET ASSETS)

GNMA, 6.50%, 10/15/2054	11.8
GNMA, 6.00%, 10/15/2054	7.4
FNMA, 6.50%, 10/15/2054	6.5
FNMA, 6.00%, 10/15/2054	5.2
U.K. Gilts, 3.25%, 1/31/2033	4.0
French Republic, 2.75%, 2/25/2029	3.0
Republic of South Africa, 8.00%, 1/31/2030	1.9
Malaysia, 3.88%, 3/14/2025	1.7
U.S. Treasury Bonds, 4.63%, 5/15/2054	1.7
U.S. Treasury Notes, 4.63%, 6/30/2026	1.5

CONSOLIDATED PORTFOLIO ALLOCATION

(% OF LONG-TERM INVESTMENT)

Agency securities	25.5
Corporate bonds and notes	21.6
Foreign corporate bonds and notes	12.1
Foreign government bonds	11.6
Yankee corporate bonds and notes	8.9
U.S. Treasury securities	5.9
Asset-backed securities	5.2
Yankee government bonds	3.2
Non-agency mortgage-backed securities	3.1
Investment companies	2.3
Loans	0.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3773 09-24

Annual Shareholder Report

Index Asset Allocation Fund

September 30, 2024

Institutional Class

WFATX

This annual shareholder report contains important information about Index Asset Allocation Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$85	0.75%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the trailing 12 months, the U.S. saw stable employment, solid economic growth, falling inflation, and the promise and delivery of an initial rate cut by the Federal Reserve. This created a strong environment for the performance of both stocks and bonds. The neutral allocation has 60% of the Fund’s assets invested in the S&P 500 Index, which posted a 36.35% return. The stock market was led by information technology stocks (+52.65%), but the rally was broad based as all 11 of the index’s sectors posted positive returns. The neutral allocation has 40% of the Fund’s assets invested in the Bloomberg U.S. Treasury Index, which posted a 9.72% gain for the period. The Fund’s Tactical Asset Allocation (TAA) activity was the largest contributor to relative performance. Our TAA activity resulted in overweights to both stocks and bonds and favorable yield curve positioning, which benefited from the rally in stocks and bonds. At period-end, the Fund’s effective exposure was 67.7% stocks, 46.5% bonds, and -14.2% cash. Over the period, the TAA activity added more than 230 basis points (bps; 100 bps equal 1.00%) to relative performance.

Total return based on a $10,000 investment

	Institutional Class	Index Asset Allocation Blended Index	Russell 3000® Index	Bloomberg U.S. Aggregate Bond Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,294	$10,264	$10,275	$10,098
11/30/2014	$10,578	$10,550	$10,524	$10,170
12/31/2014	$10,646	$10,669	$10,524	$10,179
1/31/2015	$10,657	$10,874	$10,231	$10,393
2/28/2015	$10,884	$10,997	$10,824	$10,295
3/31/2015	$10,790	$10,945	$10,713	$10,343
4/30/2015	$10,837	$10,985	$10,762	$10,306
5/31/2015	$10,906	$11,062	$10,911	$10,281
6/30/2015	$10,740	$10,894	$10,728	$10,169
7/31/2015	$10,913	$11,068	$10,908	$10,240
8/31/2015	$10,505	$10,669	$10,249	$10,225
9/30/2015	$10,389	$10,548	$9,951	$10,294
10/31/2015	$10,895	$11,067	$10,736	$10,296
11/30/2015	$10,895	$11,068	$10,796	$10,269
12/31/2015	$10,780	$10,956	$10,574	$10,235
1/31/2016	$10,527	$10,723	$9,978	$10,376
2/29/2016	$10,523	$10,753	$9,975	$10,450
3/31/2016	$10,988	$11,197	$10,677	$10,546
4/30/2016	$11,003	$11,219	$10,743	$10,586
5/31/2016	$11,111	$11,339	$10,935	$10,589
6/30/2016	$11,172	$11,457	$10,958	$10,779
7/31/2016	$11,423	$11,729	$11,393	$10,847
8/31/2016	$11,415	$11,713	$11,422	$10,835
9/30/2016	$11,419	$11,708	$11,440	$10,829
10/31/2016	$11,280	$11,529	$11,192	$10,746
11/30/2016	$11,488	$11,662	$11,693	$10,492
12/31/2016	$11,620	$11,795	$11,921	$10,506
1/31/2017	$11,757	$11,940	$12,145	$10,527
2/28/2017	$12,046	$12,248	$12,597	$10,598
3/31/2017	$12,053	$12,254	$12,606	$10,592
4/30/2017	$12,139	$12,364	$12,739	$10,674
5/31/2017	$12,245	$12,501	$12,870	$10,756
6/30/2017	$12,282	$12,539	$12,986	$10,745
7/31/2017	$12,431	$12,702	$13,231	$10,792
8/31/2017	$12,467	$12,781	$13,256	$10,888
9/30/2017	$12,600	$12,895	$13,579	$10,836
10/31/2017	$12,765	$13,069	$13,876	$10,843
11/30/2017	$12,994	$13,303	$14,297	$10,829
12/31/2017	$13,082	$13,408	$14,440	$10,879
1/31/2018	$13,495	$13,796	$15,201	$10,753
2/28/2018	$13,161	$13,449	$14,641	$10,651
3/31/2018	$12,951	$13,295	$14,347	$10,720
4/30/2018	$12,955	$13,282	$14,402	$10,640
5/31/2018	$13,194	$13,522	$14,808	$10,716
6/30/2018	$13,247	$13,573	$14,905	$10,703
7/31/2018	$13,555	$13,853	$15,400	$10,705
8/31/2018	$13,875	$14,167	$15,940	$10,774
9/30/2018	$13,874	$14,162	$15,967	$10,705
10/31/2018	$13,232	$13,554	$14,791	$10,620
11/30/2018	$13,457	$13,768	$15,087	$10,683
12/31/2018	$12,756	$13,141	$13,683	$10,880
1/31/2019	$13,468	$13,797	$14,858	$10,995
2/28/2019	$13,700	$14,048	$15,380	$10,989
3/31/2019	$13,960	$14,319	$15,605	$11,200
4/30/2019	$14,255	$14,651	$16,228	$11,203
5/31/2019	$13,868	$14,230	$15,178	$11,402
6/30/2019	$14,448	$14,884	$16,244	$11,545
7/31/2019	$14,561	$15,006	$16,485	$11,570
8/31/2019	$14,607	$15,067	$16,149	$11,870
9/30/2019	$14,692	$15,185	$16,433	$11,807
10/31/2019	$14,851	$15,387	$16,786	$11,842
11/30/2019	$15,131	$15,703	$17,424	$11,836
12/31/2019	$15,353	$15,953	$17,928	$11,828
1/31/2020	$15,523	$16,105	$17,908	$12,056
2/29/2020	$14,915	$15,480	$16,442	$12,273
3/31/2020	$14,057	$14,512	$14,181	$12,200
4/30/2020	$15,188	$15,665	$16,059	$12,417
5/31/2020	$15,636	$16,097	$16,918	$12,475
6/30/2020	$15,839	$16,295	$17,304	$12,554
7/31/2020	$16,459	$16,921	$18,287	$12,741
8/31/2020	$17,101	$17,576	$19,612	$12,638
9/30/2020	$16,667	$17,185	$18,898	$12,632
10/31/2020	$16,375	$16,846	$18,490	$12,575
11/30/2020	$17,491	$17,976	$20,739	$12,698
12/31/2020	$17,902	$18,374	$21,672	$12,716
1/31/2021	$17,689	$18,193	$21,576	$12,625
2/28/2021	$17,893	$18,362	$22,250	$12,443
3/31/2021	$18,284	$18,731	$23,048	$12,287
4/30/2021	$18,976	$19,387	$24,236	$12,384
5/31/2021	$19,065	$19,495	$24,346	$12,425
6/30/2021	$19,406	$19,818	$24,947	$12,512
7/31/2021	$19,783	$20,208	$25,369	$12,652
8/31/2021	$20,161	$20,563	$26,092	$12,628
9/30/2021	$19,429	$19,900	$24,921	$12,518
10/31/2021	$20,294	$20,731	$26,607	$12,515
11/30/2021	$20,254	$20,708	$26,202	$12,552
12/31/2021	$20,794	$21,222	$27,234	$12,520
1/31/2022	$19,921	$20,403	$25,631	$12,250
2/28/2022	$19,473	$19,982	$24,986	$12,114
3/31/2022	$19,638	$20,179	$25,796	$11,777
4/30/2022	$18,303	$18,873	$23,481	$11,330
5/31/2022	$18,336	$18,907	$23,450	$11,403
6/30/2022	$17,391	$17,905	$21,488	$11,224
7/31/2022	$18,434	$19,009	$23,504	$11,498
8/31/2022	$17,775	$18,355	$22,627	$11,174
9/30/2022	$16,584	$17,088	$20,528	$10,691
10/31/2022	$17,273	$17,822	$22,212	$10,552
11/30/2022	$18,028	$18,611	$23,371	$10,940
12/31/2022	$17,318	$17,929	$22,003	$10,891
1/31/2023	$18,152	$18,785	$23,518	$11,226
2/28/2023	$17,641	$18,334	$22,968	$10,936
3/31/2023	$18,253	$18,950	$23,583	$11,214
4/30/2023	$18,452	$19,168	$23,834	$11,282
5/31/2023	$18,408	$19,129	$23,927	$11,159
6/30/2023	$19,070	$19,830	$25,560	$11,119
7/31/2023	$19,405	$20,184	$26,477	$11,111
8/31/2023	$19,165	$19,949	$25,966	$11,040
9/30/2023	$18,373	$19,202	$24,729	$10,760
10/31/2023	$17,987	$18,867	$24,073	$10,590
11/30/2023	$19,380	$20,163	$26,318	$11,069
12/31/2023	$20,259	$20,984	$27,714	$11,493
1/31/2024	$20,447	$21,172	$28,021	$11,462
2/29/2024	$21,000	$21,739	$29,538	$11,300
3/31/2024	$21,474	$22,215	$30,491	$11,404
4/30/2024	$20,650	$21,464	$29,149	$11,116
5/31/2024	$21,457	$22,227	$30,526	$11,304
6/30/2024	$22,062	$22,796	$31,471	$11,411
7/31/2024	$22,424	$23,162	$32,056	$11,678
8/31/2024	$22,916	$23,617	$32,754	$11,846
9/30/2024	$23,361	$24,033	$33,432	$12,004

Index Asset Allocation Fund

Annual Shareholder Report | September 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Institutional ClassFootnote Reference*	27.15	9.72	8.86
Index Asset Allocation Blended Index (Strategy)Footnote Reference†	25.16	9.62	9.16
Russell 3000® Index (Regulatory)	35.19	15.26	12.83
Bloomberg U.S. Aggregate Bond Index (Regulatory)	11.57	0.33	1.84

KEY FUND STATISTICS

Total net assets	$1,359,112,080
# of portfolio holdings	641
Portfolio turnover rate	12%
Total advisory fees paid	$7,517,394

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Historical performance shown for the Institutional Class shares prior to their inception on October 31, 2016 reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.
Footnote†	Index Asset Allocation Blended Index is composed 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Treasury Index. Prior to April 1, 2015, the Index Asset Allocation Blended Index was composed 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Treasury 20+ Year Index. You cannot invest directly in an index.

What did the Fund invest in?

(Based on long-term investments)

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
Stock Funds	60.0	67.7
Bond Funds	40.0	46.5
Effective Cash	0.0	(14.2)

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	4.3
Microsoft Corp.	3.9
NVIDIA Corp.	3.7
iShares 20+ Year Treasury Bond ETF	2.7
Amazon.com, Inc.	2.1
U.S. Treasury Bonds, 6.00%, 2/15/2026	1.7
U.S. Treasury Notes, 1.38%, 10/31/2028	1.6
U.S. Treasury Bonds, 6.75%, 8/15/2026	1.6
U.S. Treasury Bonds, 6.88%, 8/15/2025	1.6
Meta Platforms, Inc., Class A	1.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4712 09-24

Annual Shareholder Report

Index Asset Allocation Fund

September 30, 2024

Class C

WFALX

This annual shareholder report contains important information about Index Asset Allocation Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$205	1.82%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the trailing 12 months, the U.S. saw stable employment, solid economic growth, falling inflation, and the promise and delivery of an initial rate cut by the Federal Reserve. This created a strong environment for the performance of both stocks and bonds. The neutral allocation has 60% of the Fund’s assets invested in the S&P 500 Index, which posted a 36.35% return. The stock market was led by information technology stocks (+52.65%), but the rally was broad based as all 11 of the index’s sectors posted positive returns. The neutral allocation has 40% of the Fund’s assets invested in the Bloomberg U.S. Treasury Index, which posted a 9.72% gain for the period. The Fund’s Tactical Asset Allocation (TAA) activity was the largest contributor to relative performance. Our TAA activity resulted in overweights to both stocks and bonds and favorable yield curve positioning, which benefited from the rally in stocks and bonds. At period-end, the Fund’s effective exposure was 67.7% stocks, 46.5% bonds, and -14.2% cash. Over the period, the TAA activity added more than 230 basis points (bps; 100 bps equal 1.00%) to relative performance.

Total return based on a $10,000 investment

	Class C with Load	Index Asset Allocation Blended Index	Russell 3000® Index	Bloomberg U.S. Aggregate Bond Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,285	$10,264	$10,275	$10,098
11/30/2014	$10,564	$10,550	$10,524	$10,170
12/31/2014	$10,618	$10,669	$10,524	$10,179
1/31/2015	$10,618	$10,874	$10,231	$10,393
2/28/2015	$10,835	$10,997	$10,824	$10,295
3/31/2015	$10,739	$10,945	$10,713	$10,343
4/30/2015	$10,774	$10,985	$10,762	$10,306
5/31/2015	$10,833	$11,062	$10,911	$10,281
6/30/2015	$10,657	$10,894	$10,728	$10,169
7/31/2015	$10,822	$11,068	$10,908	$10,240
8/31/2015	$10,410	$10,669	$10,249	$10,225
9/30/2015	$10,286	$10,548	$9,951	$10,294
10/31/2015	$10,781	$11,067	$10,736	$10,296
11/30/2015	$10,769	$11,068	$10,796	$10,269
12/31/2015	$10,646	$10,956	$10,574	$10,235
1/31/2016	$10,385	$10,723	$9,978	$10,376
2/29/2016	$10,379	$10,753	$9,975	$10,450
3/31/2016	$10,822	$11,197	$10,677	$10,546
4/30/2016	$10,835	$11,219	$10,743	$10,586
5/31/2016	$10,928	$11,339	$10,935	$10,589
6/30/2016	$10,980	$11,457	$10,958	$10,779
7/31/2016	$11,217	$11,729	$11,393	$10,847
8/31/2016	$11,204	$11,713	$11,422	$10,835
9/30/2016	$11,198	$11,708	$11,440	$10,829
10/31/2016	$11,049	$11,529	$11,192	$10,746
11/30/2016	$11,242	$11,662	$11,693	$10,492
12/31/2016	$11,364	$11,795	$11,921	$10,506
1/31/2017	$11,490	$11,940	$12,145	$10,527
2/28/2017	$11,760	$12,248	$12,597	$10,598
3/31/2017	$11,756	$12,254	$12,606	$10,592
4/30/2017	$11,826	$12,364	$12,739	$10,674
5/31/2017	$11,920	$12,501	$12,870	$10,756
6/30/2017	$11,945	$12,539	$12,986	$10,745
7/31/2017	$12,083	$12,702	$13,231	$10,792
8/31/2017	$12,108	$12,781	$13,256	$10,888
9/30/2017	$12,221	$12,895	$13,579	$10,836
10/31/2017	$12,372	$13,069	$13,876	$10,843
11/30/2017	$12,586	$13,303	$14,297	$10,829
12/31/2017	$12,654	$13,408	$14,440	$10,879
1/31/2018	$13,046	$13,796	$15,201	$10,753
2/28/2018	$12,711	$13,449	$14,641	$10,651
3/31/2018	$12,496	$13,295	$14,347	$10,720
4/30/2018	$12,490	$13,282	$14,402	$10,640
5/31/2018	$12,711	$13,522	$14,808	$10,716
6/30/2018	$12,749	$13,573	$14,905	$10,703
7/31/2018	$13,033	$13,853	$15,400	$10,705
8/31/2018	$13,330	$14,167	$15,940	$10,774
9/30/2018	$13,318	$14,162	$15,967	$10,705
10/31/2018	$12,686	$13,554	$14,791	$10,620
11/30/2018	$12,888	$13,768	$15,087	$10,683
12/31/2018	$12,210	$13,141	$13,683	$10,880
1/31/2019	$12,874	$13,797	$14,858	$10,995
2/28/2019	$13,089	$14,048	$15,380	$10,989
3/31/2019	$13,326	$14,319	$15,605	$11,200
4/30/2019	$13,593	$14,651	$16,228	$11,203
5/31/2019	$13,215	$14,230	$15,178	$11,402
6/30/2019	$13,754	$14,884	$16,244	$11,545
7/31/2019	$13,852	$15,006	$16,485	$11,570
8/31/2019	$13,885	$15,067	$16,149	$11,870
9/30/2019	$13,951	$15,185	$16,433	$11,807
10/31/2019	$14,088	$15,387	$16,786	$11,842
11/30/2019	$14,343	$15,703	$17,424	$11,836
12/31/2019	$14,539	$15,953	$17,928	$11,828
1/31/2020	$14,684	$16,105	$17,908	$12,056
2/29/2020	$14,095	$15,480	$16,442	$12,273
3/31/2020	$13,275	$14,512	$14,181	$12,200
4/30/2020	$14,327	$15,665	$16,059	$12,417
5/31/2020	$14,738	$16,097	$16,918	$12,475
6/30/2020	$14,913	$16,295	$17,304	$12,554
7/31/2020	$15,490	$16,921	$18,287	$12,741
8/31/2020	$16,079	$17,576	$19,612	$12,638
9/30/2020	$15,655	$17,185	$18,898	$12,632
10/31/2020	$15,364	$16,846	$18,490	$12,575
11/30/2020	$16,403	$17,976	$20,739	$12,698
12/31/2020	$16,769	$18,374	$21,672	$12,716
1/31/2021	$16,551	$18,193	$21,576	$12,625
2/28/2021	$16,729	$18,362	$22,250	$12,443
3/31/2021	$17,083	$18,731	$23,048	$12,287
4/30/2021	$17,711	$19,387	$24,236	$12,384
5/31/2021	$17,779	$19,495	$24,346	$12,425
6/30/2021	$18,079	$19,818	$24,947	$12,512
7/31/2021	$18,414	$20,208	$25,369	$12,652
8/31/2021	$18,748	$20,563	$26,092	$12,628
9/30/2021	$18,052	$19,900	$24,921	$12,518
10/31/2021	$18,843	$20,731	$26,607	$12,515
11/30/2021	$18,789	$20,708	$26,202	$12,552
12/31/2021	$19,272	$21,222	$27,234	$12,520
1/31/2022	$18,443	$20,403	$25,631	$12,250
2/28/2022	$18,018	$19,982	$24,986	$12,114
3/31/2022	$18,148	$20,179	$25,796	$11,777
4/30/2022	$16,901	$18,873	$23,481	$11,330
5/31/2022	$16,915	$18,907	$23,450	$11,403
6/30/2022	$16,029	$17,905	$21,488	$11,224
7/31/2022	$16,973	$19,009	$23,504	$11,498
8/31/2022	$16,353	$18,355	$22,627	$11,174
9/30/2022	$15,243	$17,088	$20,528	$10,691
10/31/2022	$15,871	$17,822	$22,212	$10,552
11/30/2022	$16,560	$18,611	$23,371	$10,940
12/31/2022	$15,902	$17,929	$22,003	$10,891
1/31/2023	$16,663	$18,785	$23,518	$11,226
2/28/2023	$16,194	$18,334	$22,968	$10,936
3/31/2023	$16,748	$18,950	$23,583	$11,214
4/30/2023	$16,926	$19,168	$23,834	$11,282
5/31/2023	$16,880	$19,129	$23,927	$11,159
6/30/2023	$17,483	$19,830	$25,560	$11,119
7/31/2023	$17,784	$20,184	$26,477	$11,111
8/31/2023	$17,560	$19,949	$25,966	$11,040
9/30/2023	$16,830	$19,202	$24,729	$10,760
10/31/2023	$16,472	$18,867	$24,073	$10,590
11/30/2023	$17,742	$20,163	$26,318	$11,069
12/31/2023	$18,545	$20,984	$27,714	$11,493
1/31/2024	$18,712	$21,172	$28,021	$11,462
2/29/2024	$19,212	$21,739	$29,538	$11,300
3/31/2024	$19,642	$22,215	$30,491	$11,404
4/30/2024	$18,880	$21,464	$29,149	$11,116
5/31/2024	$19,612	$22,227	$30,526	$11,304
6/30/2024	$20,160	$22,796	$31,471	$11,411
7/31/2024	$20,490	$23,162	$32,056	$11,678
8/31/2024	$20,929	$23,617	$32,754	$11,846
9/30/2024	$21,332	$24,033	$33,432	$12,004

Index Asset Allocation Fund

Annual Shareholder Report | September 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class C	25.80	8.54	7.87
Class C with Load	24.80	8.54	7.87
Index Asset Allocation Blended Index (Strategy)Footnote Reference*	25.16	9.62	9.16
Russell 3000® Index (Regulatory)	35.19	15.26	12.83
Bloomberg U.S. Aggregate Bond Index (Regulatory)	11.57	0.33	1.84

KEY FUND STATISTICS

Total net assets	$1,359,112,080
# of portfolio holdings	641
Portfolio turnover rate	12%
Total advisory fees paid	$7,517,394

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Index Asset Allocation Blended Index is composed 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Treasury Index. Prior to April 1, 2015, the Index Asset Allocation Blended Index was composed 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Treasury 20+ Year Index. You cannot invest directly in an index.

What did the Fund invest in?

(Based on long-term investments)

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
Stock Funds	60.0	67.7
Bond Funds	40.0	46.5
Effective Cash	0.0	(14.2)

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	4.3
Microsoft Corp.	3.9
NVIDIA Corp.	3.7
iShares 20+ Year Treasury Bond ETF	2.7
Amazon.com, Inc.	2.1
U.S. Treasury Bonds, 6.00%, 2/15/2026	1.7
U.S. Treasury Notes, 1.38%, 10/31/2028	1.6
U.S. Treasury Bonds, 6.75%, 8/15/2026	1.6
U.S. Treasury Bonds, 6.88%, 8/15/2025	1.6
Meta Platforms, Inc., Class A	1.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0460 09-24

Annual Shareholder Report

Index Asset Allocation Fund

September 30, 2024

Class A

SFAAX

This annual shareholder report contains important information about Index Asset Allocation Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$120	1.06%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the trailing 12 months, the U.S. saw stable employment, solid economic growth, falling inflation, and the promise and delivery of an initial rate cut by the Federal Reserve. This created a strong environment for the performance of both stocks and bonds. The neutral allocation has 60% of the Fund’s assets invested in the S&P 500 Index, which posted a 36.35% return. The stock market was led by information technology stocks (+52.65%), but the rally was broad based as all 11 of the index’s sectors posted positive returns. The neutral allocation has 40% of the Fund’s assets invested in the Bloomberg U.S. Treasury Index, which posted a 9.72% gain for the period. The Fund’s Tactical Asset Allocation (TAA) activity was the largest contributor to relative performance. Our TAA activity resulted in overweights to both stocks and bonds and favorable yield curve positioning, which benefited from the rally in stocks and bonds. At period-end, the Fund’s effective exposure was 67.7% stocks, 46.5% bonds, and -14.2% cash. Over the period, the TAA activity added more than 230 basis points (bps; 100 bps equal 1.00%) to relative performance.

Total return based on a $10,000 investment

	Class A with Load	Index Asset Allocation Blended Index	Russell 3000® Index	Bloomberg U.S. Aggregate Bond Index
9/30/2014	$9,425	$10,000	$10,000	$10,000
10/31/2014	$9,699	$10,264	$10,275	$10,098
11/30/2014	$9,967	$10,550	$10,524	$10,170
12/31/2014	$10,027	$10,669	$10,524	$10,179
1/31/2015	$10,034	$10,874	$10,231	$10,393
2/28/2015	$10,244	$10,997	$10,824	$10,295
3/31/2015	$10,157	$10,945	$10,713	$10,343
4/30/2015	$10,197	$10,985	$10,762	$10,306
5/31/2015	$10,258	$11,062	$10,911	$10,281
6/30/2015	$10,103	$10,894	$10,728	$10,169
7/31/2015	$10,263	$11,068	$10,908	$10,240
8/31/2015	$9,878	$10,669	$10,249	$10,225
9/30/2015	$9,766	$10,548	$9,951	$10,294
10/31/2015	$10,239	$11,067	$10,736	$10,296
11/30/2015	$10,235	$11,068	$10,796	$10,269
12/31/2015	$10,130	$10,956	$10,574	$10,235
1/31/2016	$9,888	$10,723	$9,978	$10,376
2/29/2016	$9,881	$10,753	$9,975	$10,450
3/31/2016	$10,316	$11,197	$10,677	$10,546
4/30/2016	$10,331	$11,219	$10,743	$10,586
5/31/2016	$10,428	$11,339	$10,935	$10,589
6/30/2016	$10,484	$11,457	$10,958	$10,779
7/31/2016	$10,719	$11,729	$11,393	$10,847
8/31/2016	$10,708	$11,713	$11,422	$10,835
9/30/2016	$10,712	$11,708	$11,440	$10,829
10/31/2016	$10,578	$11,529	$11,192	$10,746
11/30/2016	$10,769	$11,662	$11,693	$10,492
12/31/2016	$10,889	$11,795	$11,921	$10,506
1/31/2017	$11,017	$11,940	$12,145	$10,527
2/28/2017	$11,285	$12,248	$12,597	$10,598
3/31/2017	$11,286	$12,254	$12,606	$10,592
4/30/2017	$11,363	$12,364	$12,739	$10,674
5/31/2017	$11,462	$12,501	$12,870	$10,756
6/30/2017	$11,493	$12,539	$12,986	$10,745
7/31/2017	$11,629	$12,702	$13,231	$10,792
8/31/2017	$11,663	$12,781	$13,256	$10,888
9/30/2017	$11,781	$12,895	$13,579	$10,836
10/31/2017	$11,936	$13,069	$13,876	$10,843
11/30/2017	$12,142	$13,303	$14,297	$10,829
12/31/2017	$12,223	$13,408	$14,440	$10,879
1/31/2018	$12,605	$13,796	$15,201	$10,753
2/28/2018	$12,290	$13,449	$14,641	$10,651
3/31/2018	$12,089	$13,295	$14,347	$10,720
4/30/2018	$12,089	$13,282	$14,402	$10,640
5/31/2018	$12,308	$13,522	$14,808	$10,716
6/30/2018	$12,358	$13,573	$14,905	$10,703
7/31/2018	$12,641	$13,853	$15,400	$10,705
8/31/2018	$12,936	$14,167	$15,940	$10,774
9/30/2018	$12,931	$14,162	$15,967	$10,705
10/31/2018	$12,330	$13,554	$14,791	$10,620
11/30/2018	$12,532	$13,768	$15,087	$10,683
12/31/2018	$11,879	$13,141	$13,683	$10,880
1/31/2019	$12,537	$13,797	$14,858	$10,995
2/28/2019	$12,749	$14,048	$15,380	$10,989
3/31/2019	$12,986	$14,319	$15,605	$11,200
4/30/2019	$13,261	$14,651	$16,228	$11,203
5/31/2019	$12,897	$14,230	$15,178	$11,402
6/30/2019	$13,433	$14,884	$16,244	$11,545
7/31/2019	$13,530	$15,006	$16,485	$11,570
8/31/2019	$13,573	$15,067	$16,149	$11,870
9/30/2019	$13,648	$15,185	$16,433	$11,807
10/31/2019	$13,792	$15,387	$16,786	$11,842
11/30/2019	$14,048	$15,703	$17,424	$11,836
12/31/2019	$14,248	$15,953	$17,928	$11,828
1/31/2020	$14,402	$16,105	$17,908	$12,056
2/29/2020	$13,834	$15,480	$16,442	$12,273
3/31/2020	$13,037	$14,512	$14,181	$12,200
4/30/2020	$14,081	$15,665	$16,059	$12,417
5/31/2020	$14,492	$16,097	$16,918	$12,475
6/30/2020	$14,676	$16,295	$17,304	$12,554
7/31/2020	$15,247	$16,921	$18,287	$12,741
8/31/2020	$15,837	$17,576	$19,612	$12,638
9/30/2020	$15,434	$17,185	$18,898	$12,632
10/31/2020	$15,156	$16,846	$18,490	$12,575
11/30/2020	$16,188	$17,976	$20,739	$12,698
12/31/2020	$16,561	$18,374	$21,672	$12,716
1/31/2021	$16,360	$18,193	$21,576	$12,625
2/28/2021	$16,544	$18,362	$22,250	$12,443
3/31/2021	$16,901	$18,731	$23,048	$12,287
4/30/2021	$17,536	$19,387	$24,236	$12,384
5/31/2021	$17,614	$19,495	$24,346	$12,425
6/30/2021	$17,922	$19,818	$24,947	$12,512
7/31/2021	$18,266	$20,208	$25,369	$12,652
8/31/2021	$18,610	$20,563	$26,092	$12,628
9/30/2021	$17,930	$19,900	$24,921	$12,518
10/31/2021	$18,725	$20,731	$26,607	$12,515
11/30/2021	$18,684	$20,708	$26,202	$12,552
12/31/2021	$19,176	$21,222	$27,234	$12,520
1/31/2022	$18,363	$20,403	$25,631	$12,250
2/28/2022	$17,946	$19,982	$24,986	$12,114
3/31/2022	$18,094	$20,179	$25,796	$11,777
4/30/2022	$16,860	$18,873	$23,481	$11,330
5/31/2022	$16,886	$18,907	$23,450	$11,403
6/30/2022	$16,007	$17,905	$21,488	$11,224
7/31/2022	$16,966	$19,009	$23,504	$11,498
8/31/2022	$16,356	$18,355	$22,627	$11,174
9/30/2022	$15,256	$17,088	$20,528	$10,691
10/31/2022	$15,884	$17,822	$22,212	$10,552
11/30/2022	$16,574	$18,611	$23,371	$10,940
12/31/2022	$15,916	$17,929	$22,003	$10,891
1/31/2023	$16,677	$18,785	$23,518	$11,226
2/28/2023	$16,207	$18,334	$22,968	$10,936
3/31/2023	$16,762	$18,950	$23,583	$11,214
4/30/2023	$16,940	$19,168	$23,834	$11,282
5/31/2023	$16,894	$19,129	$23,927	$11,159
6/30/2023	$17,497	$19,830	$25,560	$11,119
7/31/2023	$17,799	$20,184	$26,477	$11,111
8/31/2023	$17,575	$19,949	$25,966	$11,040
9/30/2023	$16,844	$19,202	$24,729	$10,760
10/31/2023	$16,486	$18,867	$24,073	$10,590
11/30/2023	$17,757	$20,163	$26,318	$11,069
12/31/2023	$18,561	$20,984	$27,714	$11,493
1/31/2024	$18,728	$21,172	$28,021	$11,462
2/29/2024	$19,228	$21,739	$29,538	$11,300
3/31/2024	$19,658	$22,215	$30,491	$11,404
4/30/2024	$18,896	$21,464	$29,149	$11,116
5/31/2024	$19,629	$22,227	$30,526	$11,304
6/30/2024	$20,177	$22,796	$31,471	$11,411
7/31/2024	$20,507	$23,162	$32,056	$11,678
8/31/2024	$20,946	$23,617	$32,754	$11,846
9/30/2024	$21,350	$24,033	$33,432	$12,004

Index Asset Allocation Fund

Annual Shareholder Report | September 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class A	26.75	9.36	8.52
Class A with Load	19.47	8.08	7.88
Index Asset Allocation Blended Index (Strategy)Footnote Reference*	25.16	9.62	9.16
Russell 3000® Index (Regulatory)	35.19	15.26	12.83
Bloomberg U.S. Aggregate Bond Index (Regulatory)	11.57	0.33	1.84

KEY FUND STATISTICS

Total net assets	$1,359,112,080
# of portfolio holdings	641
Portfolio turnover rate	12%
Total advisory fees paid	$7,517,394

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Index Asset Allocation Blended Index is composed 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Treasury Index. Prior to April 1, 2015, the Index Asset Allocation Blended Index was composed 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Treasury 20+ Year Index. You cannot invest directly in an index.

What did the Fund invest in?

(Based on long-term investments)

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
Stock Funds	60.0	67.7
Bond Funds	40.0	46.5
Effective Cash	0.0	(14.2)

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	4.3
Microsoft Corp.	3.9
NVIDIA Corp.	3.7
iShares 20+ Year Treasury Bond ETF	2.7
Amazon.com, Inc.	2.1
U.S. Treasury Bonds, 6.00%, 2/15/2026	1.7
U.S. Treasury Notes, 1.38%, 10/31/2028	1.6
U.S. Treasury Bonds, 6.75%, 8/15/2026	1.6
U.S. Treasury Bonds, 6.88%, 8/15/2025	1.6
Meta Platforms, Inc., Class A	1.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0458 09-24

Annual Shareholder Report

Index Asset Allocation Fund

September 30, 2024

Administrator Class

WFAIX

This annual shareholder report contains important information about Index Asset Allocation Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$102	0.90%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the trailing 12 months, the U.S. saw stable employment, solid economic growth, falling inflation, and the promise and delivery of an initial rate cut by the Federal Reserve. This created a strong environment for the performance of both stocks and bonds. The neutral allocation has 60% of the Fund’s assets invested in the S&P 500 Index, which posted a 36.35% return. The stock market was led by information technology stocks (+52.65%), but the rally was broad based as all 11 of the index’s sectors posted positive returns. The neutral allocation has 40% of the Fund’s assets invested in the Bloomberg U.S. Treasury Index, which posted a 9.72% gain for the period. The Fund’s Tactical Asset Allocation (TAA) activity was the largest contributor to relative performance. Our TAA activity resulted in overweights to both stocks and bonds and favorable yield curve positioning, which benefited from the rally in stocks and bonds. At period-end, the Fund’s effective exposure was 67.7% stocks, 46.5% bonds, and -14.2% cash. Over the period, the TAA activity added more than 230 basis points (bps; 100 bps equal 1.00%) to relative performance.

Total return based on a $10,000 investment

	Administrator Class	Index Asset Allocation Blended Index	Russell 3000® Index	Bloomberg U.S. Aggregate Bond Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,294	$10,264	$10,275	$10,098
11/30/2014	$10,578	$10,550	$10,524	$10,170
12/31/2014	$10,646	$10,669	$10,524	$10,179
1/31/2015	$10,657	$10,874	$10,231	$10,393
2/28/2015	$10,884	$10,997	$10,824	$10,295
3/31/2015	$10,790	$10,945	$10,713	$10,343
4/30/2015	$10,837	$10,985	$10,762	$10,306
5/31/2015	$10,906	$11,062	$10,911	$10,281
6/30/2015	$10,740	$10,894	$10,728	$10,169
7/31/2015	$10,913	$11,068	$10,908	$10,240
8/31/2015	$10,505	$10,669	$10,249	$10,225
9/30/2015	$10,389	$10,548	$9,951	$10,294
10/31/2015	$10,895	$11,067	$10,736	$10,296
11/30/2015	$10,895	$11,068	$10,796	$10,269
12/31/2015	$10,780	$10,956	$10,574	$10,235
1/31/2016	$10,527	$10,723	$9,978	$10,376
2/29/2016	$10,523	$10,753	$9,975	$10,450
3/31/2016	$10,988	$11,197	$10,677	$10,546
4/30/2016	$11,003	$11,219	$10,743	$10,586
5/31/2016	$11,111	$11,339	$10,935	$10,589
6/30/2016	$11,172	$11,457	$10,958	$10,779
7/31/2016	$11,423	$11,729	$11,393	$10,847
8/31/2016	$11,415	$11,713	$11,422	$10,835
9/30/2016	$11,419	$11,708	$11,440	$10,829
10/31/2016	$11,280	$11,529	$11,192	$10,746
11/30/2016	$11,484	$11,662	$11,693	$10,492
12/31/2016	$11,616	$11,795	$11,921	$10,506
1/31/2017	$11,752	$11,940	$12,145	$10,527
2/28/2017	$12,042	$12,248	$12,597	$10,598
3/31/2017	$12,043	$12,254	$12,606	$10,592
4/30/2017	$12,125	$12,364	$12,739	$10,674
5/31/2017	$12,231	$12,501	$12,870	$10,756
6/30/2017	$12,267	$12,539	$12,986	$10,745
7/31/2017	$12,416	$12,702	$13,231	$10,792
8/31/2017	$12,452	$12,781	$13,256	$10,888
9/30/2017	$12,584	$12,895	$13,579	$10,836
10/31/2017	$12,745	$13,069	$13,876	$10,843
11/30/2017	$12,973	$13,303	$14,297	$10,829
12/31/2017	$13,057	$13,408	$14,440	$10,879
1/31/2018	$13,469	$13,796	$15,201	$10,753
2/28/2018	$13,132	$13,449	$14,641	$10,651
3/31/2018	$12,923	$13,295	$14,347	$10,720
4/30/2018	$12,923	$13,282	$14,402	$10,640
5/31/2018	$13,161	$13,522	$14,808	$10,716
6/30/2018	$13,216	$13,573	$14,905	$10,703
7/31/2018	$13,519	$13,853	$15,400	$10,705
8/31/2018	$13,838	$14,167	$15,940	$10,774
9/30/2018	$13,835	$14,162	$15,967	$10,705
10/31/2018	$13,192	$13,554	$14,791	$10,620
11/30/2018	$13,411	$13,768	$15,087	$10,683
12/31/2018	$12,712	$13,141	$13,683	$10,880
1/31/2019	$13,421	$13,797	$14,858	$10,995
2/28/2019	$13,651	$14,048	$15,380	$10,989
3/31/2019	$13,906	$14,319	$15,605	$11,200
4/30/2019	$14,200	$14,651	$16,228	$11,203
5/31/2019	$13,815	$14,230	$15,178	$11,402
6/30/2019	$14,391	$14,884	$16,244	$11,545
7/31/2019	$14,499	$15,006	$16,485	$11,570
8/31/2019	$14,545	$15,067	$16,149	$11,870
9/30/2019	$14,628	$15,185	$16,433	$11,807
10/31/2019	$14,782	$15,387	$16,786	$11,842
11/30/2019	$15,061	$15,703	$17,424	$11,836
12/31/2019	$15,275	$15,953	$17,928	$11,828
1/31/2020	$15,444	$16,105	$17,908	$12,056
2/29/2020	$14,835	$15,480	$16,442	$12,273
3/31/2020	$13,982	$14,512	$14,181	$12,200
4/30/2020	$15,106	$15,665	$16,059	$12,417
5/31/2020	$15,551	$16,097	$16,918	$12,475
6/30/2020	$15,751	$16,295	$17,304	$12,554
7/31/2020	$16,363	$16,921	$18,287	$12,741
8/31/2020	$17,001	$17,576	$19,612	$12,638
9/30/2020	$16,567	$17,185	$18,898	$12,632
10/31/2020	$16,273	$16,846	$18,490	$12,575
11/30/2020	$17,385	$17,976	$20,739	$12,698
12/31/2020	$17,787	$18,374	$21,672	$12,716
1/31/2021	$17,576	$18,193	$21,576	$12,625
2/28/2021	$17,774	$18,362	$22,250	$12,443
3/31/2021	$18,161	$18,731	$23,048	$12,287
4/30/2021	$18,844	$19,387	$24,236	$12,384
5/31/2021	$18,932	$19,495	$24,346	$12,425
6/30/2021	$19,266	$19,818	$24,947	$12,512
7/31/2021	$19,641	$20,208	$25,369	$12,652
8/31/2021	$20,015	$20,563	$26,092	$12,628
9/30/2021	$19,284	$19,900	$24,921	$12,518
10/31/2021	$20,142	$20,731	$26,607	$12,515
11/30/2021	$20,098	$20,708	$26,202	$12,552
12/31/2021	$20,633	$21,222	$27,234	$12,520
1/31/2022	$19,764	$20,403	$25,631	$12,250
2/28/2022	$19,315	$19,982	$24,986	$12,114
3/31/2022	$19,479	$20,179	$25,796	$11,777
4/30/2022	$18,151	$18,873	$23,481	$11,330
5/31/2022	$18,183	$18,907	$23,450	$11,403
6/30/2022	$17,238	$17,905	$21,488	$11,224
7/31/2022	$18,270	$19,009	$23,504	$11,498
8/31/2022	$17,618	$18,355	$22,627	$11,174
9/30/2022	$16,436	$17,088	$20,528	$10,691
10/31/2022	$17,118	$17,822	$22,212	$10,552
11/30/2022	$17,861	$18,611	$23,371	$10,940
12/31/2022	$17,151	$17,929	$22,003	$10,891
1/31/2023	$17,981	$18,785	$23,518	$11,226
2/28/2023	$17,475	$18,334	$22,968	$10,936
3/31/2023	$18,075	$18,950	$23,583	$11,214
4/30/2023	$18,272	$19,168	$23,834	$11,282
5/31/2023	$18,223	$19,129	$23,927	$11,159
6/30/2023	$18,876	$19,830	$25,560	$11,119
7/31/2023	$19,207	$20,184	$26,477	$11,111
8/31/2023	$18,965	$19,949	$25,966	$11,040
9/30/2023	$18,180	$19,202	$24,729	$10,760
10/31/2023	$17,799	$18,867	$24,073	$10,590
11/30/2023	$19,170	$20,163	$26,318	$11,069
12/31/2023	$20,035	$20,984	$27,714	$11,493
1/31/2024	$20,226	$21,172	$28,021	$11,462
2/29/2024	$20,766	$21,739	$29,538	$11,300
3/31/2024	$21,233	$22,215	$30,491	$11,404
4/30/2024	$20,414	$21,464	$29,149	$11,116
5/31/2024	$21,211	$22,227	$30,526	$11,304
6/30/2024	$21,806	$22,796	$31,471	$11,411
7/31/2024	$22,163	$23,162	$32,056	$11,678
8/31/2024	$22,643	$23,617	$32,754	$11,846
9/30/2024	$23,079	$24,033	$33,432	$12,004

Index Asset Allocation Fund

Annual Shareholder Report | September 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Administrator Class	26.95	9.55	8.72
Index Asset Allocation Blended Index (Strategy)Footnote Reference*	25.16	9.62	9.16
Russell 3000® Index (Regulatory)	35.19	15.26	12.83
Bloomberg U.S. Aggregate Bond Index (Regulatory)	11.57	0.33	1.84

KEY FUND STATISTICS

Total net assets	$1,359,112,080
# of portfolio holdings	641
Portfolio turnover rate	12%
Total advisory fees paid	$7,517,394

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Index Asset Allocation Blended Index is composed 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Treasury Index. Prior to April 1, 2015, the Index Asset Allocation Blended Index was composed 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Treasury 20+ Year Index. You cannot invest directly in an index.

What did the Fund invest in?

(Based on long-term investments)

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
Stock Funds	60.0	67.7
Bond Funds	40.0	46.5
Effective Cash	0.0	(14.2)

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	4.3
Microsoft Corp.	3.9
NVIDIA Corp.	3.7
iShares 20+ Year Treasury Bond ETF	2.7
Amazon.com, Inc.	2.1
U.S. Treasury Bonds, 6.00%, 2/15/2026	1.7
U.S. Treasury Notes, 1.38%, 10/31/2028	1.6
U.S. Treasury Bonds, 6.75%, 8/15/2026	1.6
U.S. Treasury Bonds, 6.88%, 8/15/2025	1.6
Meta Platforms, Inc., Class A	1.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0461 09-24

Annual Shareholder Report

Opportunity Fund

September 30, 2024

Institutional Class

WOFNX

This annual shareholder report contains important information about Opportunity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$86	0.75%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the 12-month period that ended September 30, 2024, the equity markets soared to all-time highs, fueled by positive earnings surprises, robust economic growth, a decline in both inflation and interest rates, and a fervor around artificial intelligence (AI). Driven by semiconductor chip designer NVIDIA Corp., the AI theme significantly boosted the mega-cap growth sector to unprecedented heights. By contrast, small- and mid-cap stocks substantially underperformed large caps, partly due to their inferior balance sheet profiles. However, with the Federal Reserve pivoting to a more accommodative stance, future rate cuts could lower borrowing costs and be a catalyst for smaller-cap companies.

The Fund’s underweight to NVIDIA was a meaningful source of its underperformance. Other key detractors include Dollar General Corp., which faltered due to execution issues and weakness from its lower-end consumer, and Atkore Inc., which endured a cyclical downturn, citing weaker customer spending. Going forward, we remain optimistic about the Fund’s prospects given the attractive private market valuations of many of our holdings.

Total return based on a $10,000 investment

	Institutional Class	Russell 3000® Index
9/30/2014	$10,000	$10,000
10/31/2014	$10,098	$10,275
11/30/2014	$10,475	$10,524
12/31/2014	$10,527	$10,524
1/31/2015	$10,159	$10,231
2/28/2015	$10,945	$10,824
3/31/2015	$10,892	$10,713
4/30/2015	$10,859	$10,762
5/31/2015	$10,974	$10,911
6/30/2015	$10,714	$10,728
7/31/2015	$10,764	$10,908
8/31/2015	$10,166	$10,249
9/30/2015	$9,819	$9,951
10/31/2015	$10,596	$10,736
11/30/2015	$10,588	$10,796
12/31/2015	$10,225	$10,574
1/31/2016	$9,613	$9,978
2/29/2016	$9,615	$9,975
3/31/2016	$10,417	$10,677
4/30/2016	$10,505	$10,743
5/31/2016	$10,680	$10,935
6/30/2016	$10,512	$10,958
7/31/2016	$10,962	$11,393
8/31/2016	$11,028	$11,422
9/30/2016	$11,093	$11,440
10/31/2016	$10,916	$11,192
11/30/2016	$11,489	$11,693
12/31/2016	$11,492	$11,921
1/31/2017	$11,926	$12,145
2/28/2017	$12,148	$12,597
3/31/2017	$12,150	$12,606
4/30/2017	$12,315	$12,739
5/31/2017	$12,506	$12,870
6/30/2017	$12,509	$12,986
7/31/2017	$12,687	$13,231
8/31/2017	$12,661	$13,256
9/30/2017	$12,981	$13,579
10/31/2017	$13,263	$13,876
11/30/2017	$13,632	$14,297
12/31/2017	$13,852	$14,440
1/31/2018	$14,540	$15,201
2/28/2018	$14,068	$14,641
3/31/2018	$13,799	$14,347
4/30/2018	$13,890	$14,402
5/31/2018	$14,216	$14,808
6/30/2018	$14,278	$14,905
7/31/2018	$14,797	$15,400
8/31/2018	$15,013	$15,940
9/30/2018	$15,018	$15,967
10/31/2018	$13,974	$14,791
11/30/2018	$14,263	$15,087
12/31/2018	$12,895	$13,683
1/31/2019	$14,131	$14,858
2/28/2019	$14,546	$15,380
3/31/2019	$14,855	$15,605
4/30/2019	$15,471	$16,228
5/31/2019	$14,524	$15,178
6/30/2019	$15,481	$16,244
7/31/2019	$15,922	$16,485
8/31/2019	$15,682	$16,149
9/30/2019	$15,864	$16,433
10/31/2019	$15,984	$16,786
11/30/2019	$16,626	$17,424
12/31/2019	$17,006	$17,928
1/31/2020	$16,886	$17,908
2/29/2020	$15,665	$16,442
3/31/2020	$13,332	$14,181
4/30/2020	$14,996	$16,059
5/31/2020	$16,069	$16,918
6/30/2020	$16,207	$17,304
7/31/2020	$16,975	$18,287
8/31/2020	$18,323	$19,612
9/30/2020	$17,781	$18,898
10/31/2020	$17,521	$18,490
11/30/2020	$19,689	$20,739
12/31/2020	$20,657	$21,672
1/31/2021	$20,119	$21,576
2/28/2021	$20,722	$22,250
3/31/2021	$21,558	$23,048
4/30/2021	$23,099	$24,236
5/31/2021	$23,085	$24,346
6/30/2021	$23,608	$24,947
7/31/2021	$24,509	$25,369
8/31/2021	$25,095	$26,092
9/30/2021	$23,862	$24,921
10/31/2021	$25,073	$26,607
11/30/2021	$24,604	$26,202
12/31/2021	$25,819	$27,234
1/31/2022	$23,904	$25,631
2/28/2022	$23,045	$24,986
3/31/2022	$23,651	$25,796
4/30/2022	$21,849	$23,481
5/31/2022	$21,476	$23,450
6/30/2022	$19,918	$21,488
7/31/2022	$22,126	$23,504
8/31/2022	$21,167	$22,627
9/30/2022	$19,147	$20,528
10/31/2022	$20,332	$22,212
11/30/2022	$21,612	$23,371
12/31/2022	$20,526	$22,003
1/31/2023	$22,403	$23,518
2/28/2023	$21,778	$22,968
3/31/2023	$22,281	$23,583
4/30/2023	$22,342	$23,834
5/31/2023	$22,417	$23,927
6/30/2023	$24,106	$25,560
7/31/2023	$24,871	$26,477
8/31/2023	$24,486	$25,966
9/30/2023	$22,963	$24,729
10/31/2023	$21,935	$24,073
11/30/2023	$24,491	$26,318
12/31/2023	$26,045	$27,714
1/31/2024	$26,189	$28,021
2/29/2024	$27,670	$29,538
3/31/2024	$28,362	$30,491
4/30/2024	$26,737	$29,149
5/31/2024	$27,312	$30,526
6/30/2024	$27,643	$31,471
7/31/2024	$28,675	$32,056
8/31/2024	$29,223	$32,754
9/30/2024	$29,716	$33,432

Opportunity Fund

Annual Shareholder Report | September 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Institutional Class	29.41	13.38	11.51
Russell 3000® Index (Strategy and Regulatory)	35.19	15.26	12.83

KEY FUND STATISTICS

Total net assets	$1,976,855,107
# of portfolio holdings	56
Portfolio turnover rate	20%
Total advisory fees paid	$13,006,340

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	25.2
Industrials	16.6
Consumer discretionary	10.3
Financials	10.0
Health care	9.9
Real estate	9.2
Communication services	8.4
Materials	6.6
Consumer staples	3.8

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	5.6
Amazon.com, Inc.	5.1
Alphabet, Inc., Class C	4.7
Salesforce, Inc.	4.0
Meta Platforms, Inc., Class A	3.5
Mastercard, Inc., Class A	3.5
Texas Instruments, Inc.	3.0
Marvell Technology, Inc.	2.2
UnitedHealth Group, Inc.	2.2
Regal Rexnord Corp.	2.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4140 09-24

Annual Shareholder Report

Opportunity Fund

September 30, 2024

Class R6

WOFRX

This annual shareholder report contains important information about Opportunity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$83	0.72%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the 12-month period that ended September 30, 2024, the equity markets soared to all-time highs, fueled by positive earnings surprises, robust economic growth, a decline in both inflation and interest rates, and a fervor around artificial intelligence (AI). Driven by semiconductor chip designer NVIDIA Corp., the AI theme significantly boosted the mega-cap growth sector to unprecedented heights. By contrast, small- and mid-cap stocks substantially underperformed large caps, partly due to their inferior balance sheet profiles. However, with the Federal Reserve pivoting to a more accommodative stance, future rate cuts could lower borrowing costs and be a catalyst for smaller-cap companies.

The Fund’s underweight to NVIDIA was a meaningful source of its underperformance. Other key detractors include Dollar General Corp., which faltered due to execution issues and weakness from its lower-end consumer, and Atkore Inc., which endured a cyclical downturn, citing weaker customer spending. Going forward, we remain optimistic about the Fund’s prospects given the attractive private market valuations of many of our holdings.

Total return based on a $10,000 investment

	Class R6	Russell 3000® Index
9/30/2014	$10,000	$10,000
10/31/2014	$10,098	$10,275
11/30/2014	$10,475	$10,524
12/31/2014	$10,527	$10,524
1/31/2015	$10,159	$10,231
2/28/2015	$10,945	$10,824
3/31/2015	$10,892	$10,713
4/30/2015	$10,859	$10,762
5/31/2015	$10,974	$10,911
6/30/2015	$10,714	$10,728
7/31/2015	$10,764	$10,908
8/31/2015	$10,166	$10,249
9/30/2015	$9,819	$9,951
10/31/2015	$10,596	$10,736
11/30/2015	$10,588	$10,796
12/31/2015	$10,225	$10,574
1/31/2016	$9,613	$9,978
2/29/2016	$9,615	$9,975
3/31/2016	$10,417	$10,677
4/30/2016	$10,505	$10,743
5/31/2016	$10,680	$10,935
6/30/2016	$10,512	$10,958
7/31/2016	$10,962	$11,393
8/31/2016	$11,028	$11,422
9/30/2016	$11,093	$11,440
10/31/2016	$10,916	$11,192
11/30/2016	$11,489	$11,693
12/31/2016	$11,492	$11,921
1/31/2017	$11,926	$12,145
2/28/2017	$12,148	$12,597
3/31/2017	$12,150	$12,606
4/30/2017	$12,315	$12,739
5/31/2017	$12,506	$12,870
6/30/2017	$12,509	$12,986
7/31/2017	$12,687	$13,231
8/31/2017	$12,661	$13,256
9/30/2017	$12,981	$13,579
10/31/2017	$13,263	$13,876
11/30/2017	$13,632	$14,297
12/31/2017	$13,852	$14,440
1/31/2018	$14,540	$15,201
2/28/2018	$14,068	$14,641
3/31/2018	$13,799	$14,347
4/30/2018	$13,890	$14,402
5/31/2018	$14,216	$14,808
6/30/2018	$14,278	$14,905
7/31/2018	$14,797	$15,400
8/31/2018	$15,013	$15,940
9/30/2018	$15,018	$15,967
10/31/2018	$13,974	$14,791
11/30/2018	$14,263	$15,087
12/31/2018	$12,895	$13,683
1/31/2019	$14,131	$14,858
2/28/2019	$14,546	$15,380
3/31/2019	$14,855	$15,605
4/30/2019	$15,471	$16,228
5/31/2019	$14,524	$15,178
6/30/2019	$15,481	$16,244
7/31/2019	$15,922	$16,485
8/31/2019	$15,682	$16,149
9/30/2019	$15,864	$16,433
10/31/2019	$15,984	$16,786
11/30/2019	$16,626	$17,424
12/31/2019	$17,006	$17,928
1/31/2020	$16,886	$17,908
2/29/2020	$15,665	$16,442
3/31/2020	$13,332	$14,181
4/30/2020	$14,996	$16,059
5/31/2020	$16,069	$16,918
6/30/2020	$16,207	$17,304
7/31/2020	$16,975	$18,287
8/31/2020	$18,323	$19,612
9/30/2020	$17,781	$18,898
10/31/2020	$17,521	$18,490
11/30/2020	$19,689	$20,739
12/31/2020	$20,658	$21,672
1/31/2021	$20,120	$21,576
2/28/2021	$20,727	$22,250
3/31/2021	$21,563	$23,048
4/30/2021	$23,104	$24,236
5/31/2021	$23,090	$24,346
6/30/2021	$23,613	$24,947
7/31/2021	$24,515	$25,369
8/31/2021	$25,104	$26,092
9/30/2021	$23,868	$24,921
10/31/2021	$25,082	$26,607
11/30/2021	$24,613	$26,202
12/31/2021	$25,832	$27,234
1/31/2022	$23,917	$25,631
2/28/2022	$23,058	$24,986
3/31/2022	$23,664	$25,796
4/30/2022	$21,862	$23,481
5/31/2022	$21,488	$23,450
6/30/2022	$19,927	$21,488
7/31/2022	$22,139	$23,504
8/31/2022	$21,179	$22,627
9/30/2022	$19,160	$20,528
10/31/2022	$20,344	$22,212
11/30/2022	$21,625	$23,371
12/31/2022	$20,543	$22,003
1/31/2023	$22,420	$23,518
2/28/2023	$21,795	$22,968
3/31/2023	$22,298	$23,583
4/30/2023	$22,359	$23,834
5/31/2023	$22,434	$23,927
6/30/2023	$24,123	$25,560
7/31/2023	$24,893	$26,477
8/31/2023	$24,508	$25,966
9/30/2023	$22,985	$24,729
10/31/2023	$21,957	$24,073
11/30/2023	$24,512	$26,318
12/31/2023	$26,070	$27,714
1/31/2024	$26,215	$28,021
2/29/2024	$27,696	$29,538
3/31/2024	$28,388	$30,491
4/30/2024	$26,768	$29,149
5/31/2024	$27,338	$30,526
6/30/2024	$27,673	$31,471
7/31/2024	$28,705	$32,056
8/31/2024	$29,257	$32,754
9/30/2024	$29,751	$33,432

Opportunity Fund

Annual Shareholder Report | September 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class R6Footnote Reference*	29.44	13.40	11.52
Russell 3000® Index (Strategy and Regulatory)	35.19	15.26	12.83

KEY FUND STATISTICS

Total net assets	$1,976,855,107
# of portfolio holdings	56
Portfolio turnover rate	20%
Total advisory fees paid	$13,006,340

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on May 29, 2020 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

What did the Fund invest in?

(Based on long-term investments)

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	25.2
Industrials	16.6
Consumer discretionary	10.3
Financials	10.0
Health care	9.9
Real estate	9.2
Communication services	8.4
Materials	6.6
Consumer staples	3.8

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	5.6
Amazon.com, Inc.	5.1
Alphabet, Inc., Class C	4.7
Salesforce, Inc.	4.0
Meta Platforms, Inc., Class A	3.5
Mastercard, Inc., Class A	3.5
Texas Instruments, Inc.	3.0
Marvell Technology, Inc.	2.2
UnitedHealth Group, Inc.	2.2
Regal Rexnord Corp.	2.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4823 09-24

Annual Shareholder Report

Opportunity Fund

September 30, 2024

Class C

WFOPX

This annual shareholder report contains important information about Opportunity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$215	1.89%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the 12-month period that ended September 30, 2024, the equity markets soared to all-time highs, fueled by positive earnings surprises, robust economic growth, a decline in both inflation and interest rates, and a fervor around artificial intelligence (AI). Driven by semiconductor chip designer NVIDIA Corp., the AI theme significantly boosted the mega-cap growth sector to unprecedented heights. By contrast, small- and mid-cap stocks substantially underperformed large caps, partly due to their inferior balance sheet profiles. However, with the Federal Reserve pivoting to a more accommodative stance, future rate cuts could lower borrowing costs and be a catalyst for smaller-cap companies.

The Fund’s underweight to NVIDIA was a meaningful source of its underperformance. Other key detractors include Dollar General Corp., which faltered due to execution issues and weakness from its lower-end consumer, and Atkore Inc., which endured a cyclical downturn, citing weaker customer spending. Going forward, we remain optimistic about the Fund’s prospects given the attractive private market valuations of many of our holdings.

Total return based on a $10,000 investment

	Class C with Load	Russell 3000® Index
9/30/2014	$10,000	$10,000
10/31/2014	$10,087	$10,275
11/30/2014	$10,453	$10,524
12/31/2014	$10,495	$10,524
1/31/2015	$10,117	$10,231
2/28/2015	$10,889	$10,824
3/31/2015	$10,826	$10,713
4/30/2015	$10,781	$10,762
5/31/2015	$10,886	$10,911
6/30/2015	$10,618	$10,728
7/31/2015	$10,655	$10,908
8/31/2015	$10,052	$10,249
9/30/2015	$9,699	$9,951
10/31/2015	$10,457	$10,736
11/30/2015	$10,439	$10,796
12/31/2015	$10,069	$10,574
1/31/2016	$9,457	$9,978
2/29/2016	$9,452	$9,975
3/31/2016	$10,231	$10,677
4/30/2016	$10,304	$10,743
5/31/2016	$10,464	$10,935
6/30/2016	$10,291	$10,958
7/31/2016	$10,721	$11,393
8/31/2016	$10,775	$11,422
9/30/2016	$10,827	$11,440
10/31/2016	$10,643	$11,192
11/30/2016	$11,192	$11,693
12/31/2016	$11,181	$11,921
1/31/2017	$11,593	$12,145
2/28/2017	$11,797	$12,597
3/31/2017	$11,786	$12,606
4/30/2017	$11,936	$12,739
5/31/2017	$12,109	$12,870
6/30/2017	$12,100	$12,986
7/31/2017	$12,258	$13,231
8/31/2017	$12,224	$13,256
9/30/2017	$12,517	$13,579
10/31/2017	$12,777	$13,876
11/30/2017	$13,119	$14,297
12/31/2017	$13,317	$14,440
1/31/2018	$13,966	$15,201
2/28/2018	$13,498	$14,641
3/31/2018	$13,228	$14,347
4/30/2018	$13,304	$14,402
5/31/2018	$13,600	$14,808
6/30/2018	$13,643	$14,905
7/31/2018	$14,127	$15,400
8/31/2018	$14,315	$15,940
9/30/2018	$14,308	$15,967
10/31/2018	$13,300	$14,791
11/30/2018	$13,560	$15,087
12/31/2018	$12,247	$13,683
1/31/2019	$13,407	$14,858
2/28/2019	$13,788	$15,380
3/31/2019	$14,068	$15,605
4/30/2019	$14,635	$16,228
5/31/2019	$13,725	$15,178
6/30/2019	$14,617	$16,244
7/31/2019	$15,020	$16,485
8/31/2019	$14,773	$16,149
9/30/2019	$14,934	$16,433
10/31/2019	$15,031	$16,786
11/30/2019	$15,620	$17,424
12/31/2019	$15,963	$17,928
1/31/2020	$15,833	$17,908
2/29/2020	$14,674	$16,442
3/31/2020	$12,475	$14,181
4/30/2020	$14,019	$16,059
5/31/2020	$15,011	$16,918
6/30/2020	$15,122	$17,304
7/31/2020	$15,825	$18,287
8/31/2020	$17,273	$19,612
9/30/2020	$16,745	$18,898
10/31/2020	$16,483	$18,490
11/30/2020	$18,504	$20,739
12/31/2020	$19,393	$21,672
1/31/2021	$18,871	$21,576
2/28/2021	$19,423	$22,250
3/31/2021	$20,187	$23,048
4/30/2021	$21,609	$24,236
5/31/2021	$21,575	$24,346
6/30/2021	$22,042	$24,947
7/31/2021	$22,858	$25,369
8/31/2021	$23,384	$26,092
9/30/2021	$22,212	$24,921
10/31/2021	$23,320	$26,607
11/30/2021	$22,862	$26,202
12/31/2021	$23,965	$27,234
1/31/2022	$22,168	$25,631
2/28/2022	$21,354	$24,986
3/31/2022	$21,898	$25,796
4/30/2022	$20,216	$23,481
5/31/2022	$19,850	$23,450
6/30/2022	$18,390	$21,488
7/31/2022	$20,438	$23,504
8/31/2022	$19,532	$22,627
9/30/2022	$17,648	$20,528
10/31/2022	$18,733	$22,212
11/30/2022	$19,900	$23,371
12/31/2022	$18,894	$22,003
1/31/2023	$20,616	$23,518
2/28/2023	$20,033	$22,968
3/31/2023	$20,487	$23,583
4/30/2023	$20,540	$23,834
5/31/2023	$20,597	$23,927
6/30/2023	$22,142	$25,560
7/31/2023	$22,836	$26,477
8/31/2023	$22,477	$25,966
9/30/2023	$21,076	$24,729
10/31/2023	$20,124	$24,073
11/30/2023	$22,458	$26,318
12/31/2023	$23,874	$27,714
1/31/2024	$24,004	$28,021
2/29/2024	$25,349	$29,538
3/31/2024	$25,972	$30,491
4/30/2024	$24,477	$29,149
5/31/2024	$24,990	$30,526
6/30/2024	$25,289	$31,471
7/31/2024	$26,221	$32,056
8/31/2024	$26,714	$32,754
9/30/2024	$27,163	$33,432

Opportunity Fund

Annual Shareholder Report | September 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class C	27.92	12.39	10.51
Class C with Load	26.92	12.39	10.51
Russell 3000® Index (Strategy and Regulatory)	35.19	15.26	12.83

KEY FUND STATISTICS

Total net assets	$1,976,855,107
# of portfolio holdings	56
Portfolio turnover rate	20%
Total advisory fees paid	$13,006,340

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	25.2
Industrials	16.6
Consumer discretionary	10.3
Financials	10.0
Health care	9.9
Real estate	9.2
Communication services	8.4
Materials	6.6
Consumer staples	3.8

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	5.6
Amazon.com, Inc.	5.1
Alphabet, Inc., Class C	4.7
Salesforce, Inc.	4.0
Meta Platforms, Inc., Class A	3.5
Mastercard, Inc., Class A	3.5
Texas Instruments, Inc.	3.0
Marvell Technology, Inc.	2.2
UnitedHealth Group, Inc.	2.2
Regal Rexnord Corp.	2.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3539 09-24

Annual Shareholder Report

Opportunity Fund

September 30, 2024

Class A

SOPVX

This annual shareholder report contains important information about Opportunity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$132	1.15%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the 12-month period that ended September 30, 2024, the equity markets soared to all-time highs, fueled by positive earnings surprises, robust economic growth, a decline in both inflation and interest rates, and a fervor around artificial intelligence (AI). Driven by semiconductor chip designer NVIDIA Corp., the AI theme significantly boosted the mega-cap growth sector to unprecedented heights. By contrast, small- and mid-cap stocks substantially underperformed large caps, partly due to their inferior balance sheet profiles. However, with the Federal Reserve pivoting to a more accommodative stance, future rate cuts could lower borrowing costs and be a catalyst for smaller-cap companies.

The Fund’s underweight to NVIDIA was a meaningful source of its underperformance. Other key detractors include Dollar General Corp., which faltered due to execution issues and weakness from its lower-end consumer, and Atkore Inc., which endured a cyclical downturn, citing weaker customer spending. Going forward, we remain optimistic about the Fund’s prospects given the attractive private market valuations of many of our holdings.

Total return based on a $10,000 investment

	Class A with Load	Russell 3000® Index
9/30/2014	$9,426	$10,000
10/31/2014	$9,513	$10,275
11/30/2014	$9,867	$10,524
12/31/2014	$9,911	$10,524
1/31/2015	$9,560	$10,231
2/28/2015	$10,295	$10,824
3/31/2015	$10,242	$10,713
4/30/2015	$10,206	$10,762
5/31/2015	$10,312	$10,911
6/30/2015	$10,064	$10,728
7/31/2015	$10,106	$10,908
8/31/2015	$9,541	$10,249
9/30/2015	$9,212	$9,951
10/31/2015	$9,938	$10,736
11/30/2015	$9,926	$10,796
12/31/2015	$9,582	$10,574
1/31/2016	$9,006	$9,978
2/29/2016	$9,003	$9,975
3/31/2016	$9,753	$10,677
4/30/2016	$9,830	$10,743
5/31/2016	$9,988	$10,935
6/30/2016	$9,830	$10,958
7/31/2016	$10,246	$11,393
8/31/2016	$10,303	$11,422
9/30/2016	$10,359	$11,440
10/31/2016	$10,189	$11,192
11/30/2016	$10,723	$11,693
12/31/2016	$10,720	$11,921
1/31/2017	$11,120	$12,145
2/28/2017	$11,323	$12,597
3/31/2017	$11,320	$12,606
4/30/2017	$11,470	$12,739
5/31/2017	$11,644	$12,870
6/30/2017	$11,644	$12,986
7/31/2017	$11,805	$13,231
8/31/2017	$11,776	$13,256
9/30/2017	$12,068	$13,579
10/31/2017	$12,326	$13,876
11/30/2017	$12,663	$14,297
12/31/2017	$12,865	$14,440
1/31/2018	$13,498	$15,201
2/28/2018	$13,054	$14,641
3/31/2018	$12,802	$14,347
4/30/2018	$12,880	$14,402
5/31/2018	$13,177	$14,808
6/30/2018	$13,228	$14,905
7/31/2018	$13,705	$15,400
8/31/2018	$13,897	$15,940
9/30/2018	$13,897	$15,967
10/31/2018	$12,928	$14,791
11/30/2018	$13,189	$15,087
12/31/2018	$11,921	$13,683
1/31/2019	$13,057	$14,858
2/28/2019	$13,435	$15,380
3/31/2019	$13,715	$15,605
4/30/2019	$14,281	$16,228
5/31/2019	$13,401	$15,178
6/30/2019	$14,281	$16,244
7/31/2019	$14,682	$16,485
8/31/2019	$14,453	$16,149
9/30/2019	$14,618	$16,433
10/31/2019	$14,722	$16,786
11/30/2019	$15,309	$17,424
12/31/2019	$15,655	$17,928
1/31/2020	$15,537	$17,908
2/29/2020	$14,408	$16,442
3/31/2020	$12,259	$14,181
4/30/2020	$13,786	$16,059
5/31/2020	$14,769	$16,918
6/30/2020	$14,887	$17,304
7/31/2020	$15,587	$18,287
8/31/2020	$16,817	$19,612
9/30/2020	$16,317	$18,898
10/31/2020	$16,070	$18,490
11/30/2020	$18,054	$20,739
12/31/2020	$18,934	$21,672
1/31/2021	$18,436	$21,576
2/28/2021	$18,984	$22,250
3/31/2021	$19,741	$23,048
4/30/2021	$21,149	$24,236
5/31/2021	$21,126	$24,346
6/30/2021	$21,598	$24,947
7/31/2021	$22,412	$25,369
8/31/2021	$22,941	$26,092
9/30/2021	$21,803	$24,921
10/31/2021	$22,907	$26,607
11/30/2021	$22,469	$26,202
12/31/2021	$23,569	$27,234
1/31/2022	$21,815	$25,631
2/28/2022	$21,026	$24,986
3/31/2022	$21,568	$25,796
4/30/2022	$19,920	$23,481
5/31/2022	$19,575	$23,450
6/30/2022	$18,145	$21,488
7/31/2022	$20,151	$23,504
8/31/2022	$19,272	$22,627
9/30/2022	$17,428	$20,528
10/31/2022	$18,499	$22,212
11/30/2022	$19,652	$23,371
12/31/2022	$18,659	$22,003
1/31/2023	$20,359	$23,518
2/28/2023	$19,783	$22,968
3/31/2023	$20,232	$23,583
4/30/2023	$20,284	$23,834
5/31/2023	$20,340	$23,927
6/30/2023	$21,866	$25,560
7/31/2023	$22,551	$26,477
8/31/2023	$22,197	$25,966
9/30/2023	$20,813	$24,729
10/31/2023	$19,873	$24,073
11/30/2023	$22,178	$26,318
12/31/2023	$23,577	$27,714
1/31/2024	$23,704	$28,021
2/29/2024	$25,033	$29,538
3/31/2024	$25,648	$30,491
4/30/2024	$24,172	$29,149
5/31/2024	$24,679	$30,526
6/30/2024	$24,974	$31,471
7/31/2024	$25,894	$32,056
8/31/2024	$26,381	$32,754
9/30/2024	$26,824	$33,432

Opportunity Fund

Annual Shareholder Report | September 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class A	28.88	12.91	11.02
Class A with Load	21.47	11.58	10.37
Russell 3000® Index (Strategy and Regulatory)	35.19	15.26	12.83

KEY FUND STATISTICS

Total net assets	$1,976,855,107
# of portfolio holdings	56
Portfolio turnover rate	20%
Total advisory fees paid	$13,006,340

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	25.2
Industrials	16.6
Consumer discretionary	10.3
Financials	10.0
Health care	9.9
Real estate	9.2
Communication services	8.4
Materials	6.6
Consumer staples	3.8

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	5.6
Amazon.com, Inc.	5.1
Alphabet, Inc., Class C	4.7
Salesforce, Inc.	4.0
Meta Platforms, Inc., Class A	3.5
Mastercard, Inc., Class A	3.5
Texas Instruments, Inc.	3.0
Marvell Technology, Inc.	2.2
UnitedHealth Group, Inc.	2.2
Regal Rexnord Corp.	2.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3002 09-24

Annual Shareholder Report

Opportunity Fund

September 30, 2024

Administrator Class

WOFDX

This annual shareholder report contains important information about Opportunity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$112	0.98%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the 12-month period that ended September 30, 2024, the equity markets soared to all-time highs, fueled by positive earnings surprises, robust economic growth, a decline in both inflation and interest rates, and a fervor around artificial intelligence (AI). Driven by semiconductor chip designer NVIDIA Corp., the AI theme significantly boosted the mega-cap growth sector to unprecedented heights. By contrast, small- and mid-cap stocks substantially underperformed large caps, partly due to their inferior balance sheet profiles. However, with the Federal Reserve pivoting to a more accommodative stance, future rate cuts could lower borrowing costs and be a catalyst for smaller-cap companies.

The Fund’s underweight to NVIDIA was a meaningful source of its underperformance. Other key detractors include Dollar General Corp., which faltered due to execution issues and weakness from its lower-end consumer, and Atkore Inc., which endured a cyclical downturn, citing weaker customer spending. Going forward, we remain optimistic about the Fund’s prospects given the attractive private market valuations of many of our holdings.

Total return based on a $10,000 investment

	Administrator Class	Russell 3000® Index
9/30/2014	$10,000	$10,000
10/31/2014	$10,096	$10,275
11/30/2014	$10,471	$10,524
12/31/2014	$10,521	$10,524
1/31/2015	$10,151	$10,231
2/28/2015	$10,935	$10,824
3/31/2015	$10,878	$10,713
4/30/2015	$10,842	$10,762
5/31/2015	$10,956	$10,911
6/30/2015	$10,695	$10,728
7/31/2015	$10,742	$10,908
8/31/2015	$10,143	$10,249
9/30/2015	$9,796	$9,951
10/31/2015	$10,567	$10,736
11/30/2015	$10,557	$10,796
12/31/2015	$10,193	$10,574
1/31/2016	$9,582	$9,978
2/29/2016	$9,582	$9,975
3/31/2016	$10,380	$10,677
4/30/2016	$10,464	$10,743
5/31/2016	$10,636	$10,935
6/30/2016	$10,468	$10,958
7/31/2016	$10,913	$11,393
8/31/2016	$10,975	$11,422
9/30/2016	$11,038	$11,440
10/31/2016	$10,859	$11,192
11/30/2016	$11,429	$11,693
12/31/2016	$11,427	$11,921
1/31/2017	$11,857	$12,145
2/28/2017	$12,076	$12,597
3/31/2017	$12,076	$12,606
4/30/2017	$12,235	$12,739
5/31/2017	$12,423	$12,870
6/30/2017	$12,425	$12,986
7/31/2017	$12,600	$13,231
8/31/2017	$12,571	$13,256
9/30/2017	$12,886	$13,579
10/31/2017	$13,163	$13,876
11/30/2017	$13,525	$14,297
12/31/2017	$13,741	$14,440
1/31/2018	$14,421	$15,201
2/28/2018	$13,947	$14,641
3/31/2018	$13,679	$14,347
4/30/2018	$13,768	$14,402
5/31/2018	$14,089	$14,808
6/30/2018	$14,145	$14,905
7/31/2018	$14,657	$15,400
8/31/2018	$14,866	$15,940
9/30/2018	$14,869	$15,967
10/31/2018	$13,833	$14,791
11/30/2018	$14,115	$15,087
12/31/2018	$12,759	$13,683
1/31/2019	$13,981	$14,858
2/28/2019	$14,387	$15,380
3/31/2019	$14,688	$15,605
4/30/2019	$15,294	$16,228
5/31/2019	$14,354	$15,178
6/30/2019	$15,300	$16,244
7/31/2019	$15,732	$16,485
8/31/2019	$15,490	$16,149
9/30/2019	$15,667	$16,433
10/31/2019	$15,782	$16,786
11/30/2019	$16,413	$17,424
12/31/2019	$16,787	$17,928
1/31/2020	$16,666	$17,908
2/29/2020	$15,456	$16,442
3/31/2020	$13,153	$14,181
4/30/2020	$14,792	$16,059
5/31/2020	$15,850	$16,918
6/30/2020	$15,978	$17,304
7/31/2020	$16,735	$18,287
8/31/2020	$18,059	$19,612
9/30/2020	$17,523	$18,898
10/31/2020	$17,261	$18,490
11/30/2020	$19,394	$20,739
12/31/2020	$20,342	$21,672
1/31/2021	$19,811	$21,576
2/28/2021	$20,404	$22,250
3/31/2021	$21,221	$23,048
4/30/2021	$22,733	$24,236
5/31/2021	$22,715	$24,346
6/30/2021	$23,224	$24,947
7/31/2021	$24,106	$25,369
8/31/2021	$24,677	$26,092
9/30/2021	$23,458	$24,921
10/31/2021	$24,648	$26,607
11/30/2021	$24,179	$26,202
12/31/2021	$25,370	$27,234
1/31/2022	$23,485	$25,631
2/28/2022	$22,638	$24,986
3/31/2022	$23,226	$25,796
4/30/2022	$21,454	$23,481
5/31/2022	$21,085	$23,450
6/30/2022	$19,549	$21,488
7/31/2022	$21,713	$23,504
8/31/2022	$20,769	$22,627
9/30/2022	$18,786	$20,528
10/31/2022	$19,942	$22,212
11/30/2022	$21,190	$23,371
12/31/2022	$20,122	$22,003
1/31/2023	$21,961	$23,518
2/28/2023	$21,340	$22,968
3/31/2023	$21,828	$23,583
4/30/2023	$21,885	$23,834
5/31/2023	$21,952	$23,927
6/30/2023	$23,600	$25,560
7/31/2023	$24,345	$26,477
8/31/2023	$23,963	$25,966
9/30/2023	$22,475	$24,729
10/31/2023	$21,460	$24,073
11/30/2023	$23,955	$26,318
12/31/2023	$25,471	$27,714
1/31/2024	$25,608	$28,021
2/29/2024	$27,050	$29,538
3/31/2024	$27,720	$30,491
4/30/2024	$26,127	$29,149
5/31/2024	$26,683	$30,526
6/30/2024	$26,999	$31,471
7/31/2024	$28,000	$32,056
8/31/2024	$28,532	$32,754
9/30/2024	$29,010	$33,432

Opportunity Fund

Annual Shareholder Report | September 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Administrator Class	29.08	13.11	11.24
Russell 3000® Index (Strategy and Regulatory)	35.19	15.26	12.83

KEY FUND STATISTICS

Total net assets	$1,976,855,107
# of portfolio holdings	56
Portfolio turnover rate	20%
Total advisory fees paid	$13,006,340

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	25.2
Industrials	16.6
Consumer discretionary	10.3
Financials	10.0
Health care	9.9
Real estate	9.2
Communication services	8.4
Materials	6.6
Consumer staples	3.8

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	5.6
Amazon.com, Inc.	5.1
Alphabet, Inc., Class C	4.7
Salesforce, Inc.	4.0
Meta Platforms, Inc., Class A	3.5
Mastercard, Inc., Class A	3.5
Texas Instruments, Inc.	3.0
Marvell Technology, Inc.	2.2
UnitedHealth Group, Inc.	2.2
Regal Rexnord Corp.	2.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3606 09-24

Annual Shareholder Report

Special Mid Cap Value Fund

September 30, 2024

Institutional Class

WFMIX

This annual shareholder report contains important information about Special Mid Cap Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$91	0.80%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Equities were volatile, with ongoing inflation concerns, varying economic data points, and a hope that a soft landing can be achieved.

Minor changes to sector positioning included an increase in materials while reducing the weight in industrials as reward/risk ratios dictated.

Carlisle Companies, Inc., the largest relative contributor, focuses on commercial building products and is the largest U.S. manufacturer of commercial roofing. Carlisle has benefited from price discipline in its end markets and a divestiture of a non-core segment. We believe management’s focus on complementary products should strengthen its free cash flow and fortify its balance sheet, creating significant value.

The largest detractor was LKQ Corp., a leading provider of specialty parts to repair vehicles. For most of our holding period, LKQ actively optimized the efficiency of the asset base after a prolonged period of acquisitions, leading to excess free cash flow generation. Management also repurchased shares. This drove reasonable returns early in the period. However, a series of missteps by LKQ caused us concern regarding the stability of future free cash flow.

Total return based on a $10,000 investment

	Institutional Class	Russell Midcap® Value Index	Russell 3000® Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,407	$10,343	$10,275
11/30/2014	$10,590	$10,527	$10,524
12/31/2014	$10,627	$10,605	$10,524
1/31/2015	$10,363	$10,454	$10,231
2/28/2015	$10,989	$10,882	$10,824
3/31/2015	$11,025	$10,862	$10,713
4/30/2015	$10,979	$10,739	$10,762
5/31/2015	$11,118	$10,929	$10,911
6/30/2015	$10,940	$10,649	$10,728
7/31/2015	$10,963	$10,634	$10,908
8/31/2015	$10,531	$10,131	$10,249
9/30/2015	$10,110	$9,793	$9,951
10/31/2015	$10,660	$10,391	$10,736
11/30/2015	$10,792	$10,421	$10,796
12/31/2015	$10,337	$10,099	$10,574
1/31/2016	$9,831	$9,541	$9,978
2/29/2016	$9,938	$9,607	$9,975
3/31/2016	$10,685	$10,494	$10,677
4/30/2016	$10,833	$10,720	$10,743
5/31/2016	$11,118	$10,895	$10,935
6/30/2016	$11,191	$10,994	$10,958
7/31/2016	$11,462	$11,460	$11,393
8/31/2016	$11,617	$11,436	$11,422
9/30/2016	$11,700	$11,484	$11,440
10/31/2016	$11,573	$11,205	$11,192
11/30/2016	$12,299	$11,906	$11,693
12/31/2016	$12,569	$12,118	$11,921
1/31/2017	$12,600	$12,322	$12,145
2/28/2017	$12,981	$12,666	$12,597
3/31/2017	$12,824	$12,574	$12,606
4/30/2017	$12,893	$12,597	$12,739
5/31/2017	$12,928	$12,558	$12,870
6/30/2017	$13,047	$12,745	$12,986
7/31/2017	$13,110	$12,914	$13,231
8/31/2017	$13,015	$12,673	$13,256
9/30/2017	$13,427	$13,019	$13,579
10/31/2017	$13,473	$13,123	$13,876
11/30/2017	$13,822	$13,567	$14,297
12/31/2017	$13,971	$13,735	$14,440
1/31/2018	$14,405	$14,051	$15,201
2/28/2018	$13,625	$13,358	$14,641
3/31/2018	$13,596	$13,391	$14,347
4/30/2018	$13,563	$13,458	$14,402
5/31/2018	$13,519	$13,604	$14,808
6/30/2018	$13,658	$13,713	$14,905
7/31/2018	$14,194	$14,086	$15,400
8/31/2018	$14,190	$14,278	$15,940
9/30/2018	$14,077	$14,165	$15,967
10/31/2018	$13,100	$13,145	$14,791
11/30/2018	$13,446	$13,460	$15,087
12/31/2018	$12,141	$12,047	$13,683
1/31/2019	$13,356	$13,287	$14,858
2/28/2019	$13,903	$13,710	$15,380
3/31/2019	$14,086	$13,778	$15,605
4/30/2019	$14,681	$14,233	$16,228
5/31/2019	$13,929	$13,319	$15,178
6/30/2019	$14,842	$14,218	$16,244
7/31/2019	$15,089	$14,337	$16,485
8/31/2019	$14,849	$13,831	$16,149
9/30/2019	$15,227	$14,392	$16,433
10/31/2019	$15,470	$14,470	$16,786
11/30/2019	$15,953	$14,855	$17,424
12/31/2019	$16,454	$15,307	$17,928
1/31/2020	$16,072	$15,009	$17,908
2/29/2020	$14,664	$13,523	$16,442
3/31/2020	$11,231	$10,454	$14,181
4/30/2020	$12,666	$11,850	$16,059
5/31/2020	$13,380	$12,399	$16,918
6/30/2020	$13,427	$12,539	$17,304
7/31/2020	$13,915	$13,131	$18,287
8/31/2020	$14,426	$13,651	$19,612
9/30/2020	$14,172	$13,342	$18,898
10/31/2020	$14,258	$13,466	$18,490
11/30/2020	$16,111	$15,357	$20,739
12/31/2020	$16,993	$16,067	$21,672
1/31/2021	$16,726	$16,030	$21,576
2/28/2021	$17,885	$17,272	$22,250
3/31/2021	$18,890	$18,164	$23,048
4/30/2021	$20,104	$19,042	$24,236
5/31/2021	$20,630	$19,418	$24,346
6/30/2021	$20,033	$19,192	$24,947
7/31/2021	$20,194	$19,311	$25,369
8/31/2021	$20,449	$19,725	$26,092
9/30/2021	$19,884	$18,998	$24,921
10/31/2021	$20,917	$20,010	$26,607
11/30/2021	$20,316	$19,402	$26,202
12/31/2021	$21,859	$20,620	$27,234
1/31/2022	$21,172	$19,740	$25,631
2/28/2022	$21,219	$19,648	$24,986
3/31/2022	$21,362	$20,245	$25,796
4/30/2022	$20,410	$19,042	$23,481
5/31/2022	$20,955	$19,407	$23,450
6/30/2022	$19,182	$17,274	$21,488
7/31/2022	$20,622	$18,761	$23,504
8/31/2022	$19,995	$18,186	$22,627
9/30/2022	$18,290	$16,423	$20,528
10/31/2022	$20,030	$17,974	$22,212
11/30/2022	$21,492	$19,110	$23,371
12/31/2022	$20,858	$18,139	$22,003
1/31/2023	$22,226	$19,604	$23,518
2/28/2023	$21,615	$18,976	$22,968
3/31/2023	$21,027	$18,379	$23,583
4/30/2023	$21,154	$18,380	$23,834
5/31/2023	$20,425	$17,565	$23,927
6/30/2023	$22,146	$19,088	$25,560
7/31/2023	$22,636	$19,919	$26,477
8/31/2023	$21,911	$19,214	$25,966
9/30/2023	$20,895	$18,237	$24,729
10/31/2023	$20,129	$17,334	$24,073
11/30/2023	$21,460	$18,968	$26,318
12/31/2023	$22,842	$20,445	$27,714
1/31/2024	$22,523	$20,079	$28,021
2/29/2024	$23,607	$21,038	$29,538
3/31/2024	$24,925	$22,127	$30,491
4/30/2024	$23,851	$20,969	$29,149
5/31/2024	$24,721	$21,722	$30,526
6/30/2024	$24,348	$21,374	$31,471
7/31/2024	$25,790	$22,666	$32,056
8/31/2024	$26,342	$23,093	$32,754
9/30/2024	$26,566	$23,528	$33,432

Special Mid Cap Value Fund

Annual Shareholder Report | September 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Institutional Class	27.14	11.77	10.26
Russell Midcap® Value Index (Strategy)	29.01	10.33	8.93
Russell 3000® Index (Regulatory)	35.19	15.26	12.83

KEY FUND STATISTICS

Total net assets	$14,226,954,885
# of portfolio holdings	67
Portfolio turnover rate	19%
Total advisory fees paid	$82,662,725

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.5
Industrials	19.3
Real estate	11.3
Materials	10.3
Health care	9.2
Consumer staples	7.4
Utilities	6.9
Information technology	5.5
Energy	5.1
Consumer discretionary	4.5

TOP TEN HOLDINGS (% OF NET ASSETS)

CBRE Group, Inc., Class A	4.0
Arch Capital Group Ltd.	3.2
Keurig Dr Pepper, Inc.	3.1
AerCap Holdings NV	3.0
Allstate Corp.	2.8
Vulcan Materials Co.	2.7
Republic Services, Inc., Class A	2.6
L3Harris Technologies, Inc.	2.5
American Electric Power Co., Inc.	2.5
Graphic Packaging Holding Co.	2.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3138 09-24

Annual Shareholder Report

Special Mid Cap Value Fund

September 30, 2024

Class R6

WFPRX

This annual shareholder report contains important information about Special Mid Cap Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$80	0.70%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Equities were volatile, with ongoing inflation concerns, varying economic data points, and a hope that a soft landing can be achieved.

Minor changes to sector positioning included an increase in materials while reducing the weight in industrials as reward/risk ratios dictated.

Carlisle Companies, Inc., the largest relative contributor, focuses on commercial building products and is the largest U.S. manufacturer of commercial roofing. Carlisle has benefited from price discipline in its end markets and a divestiture of a non-core segment. We believe management’s focus on complementary products should strengthen its free cash flow and fortify its balance sheet, creating significant value.

The largest detractor was LKQ Corp., a leading provider of specialty parts to repair vehicles. For most of our holding period, LKQ actively optimized the efficiency of the asset base after a prolonged period of acquisitions, leading to excess free cash flow generation. Management also repurchased shares. This drove reasonable returns early in the period. However, a series of missteps by LKQ caused us concern regarding the stability of future free cash flow.

Total return based on a $10,000 investment

	Class R6	Russell Midcap® Value Index	Russell 3000® Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,407	$10,343	$10,275
11/30/2014	$10,590	$10,527	$10,524
12/31/2014	$10,628	$10,605	$10,524
1/31/2015	$10,361	$10,454	$10,231
2/28/2015	$10,990	$10,882	$10,824
3/31/2015	$11,026	$10,862	$10,713
4/30/2015	$10,980	$10,739	$10,762
5/31/2015	$11,119	$10,929	$10,911
6/30/2015	$10,941	$10,649	$10,728
7/31/2015	$10,967	$10,634	$10,908
8/31/2015	$10,536	$10,131	$10,249
9/30/2015	$10,114	$9,793	$9,951
10/31/2015	$10,664	$10,391	$10,736
11/30/2015	$10,799	$10,421	$10,796
12/31/2015	$10,346	$10,099	$10,574
1/31/2016	$9,837	$9,541	$9,978
2/29/2016	$9,947	$9,607	$9,975
3/31/2016	$10,694	$10,494	$10,677
4/30/2016	$10,842	$10,720	$10,743
5/31/2016	$11,131	$10,895	$10,935
6/30/2016	$11,203	$10,994	$10,958
7/31/2016	$11,479	$11,460	$11,393
8/31/2016	$11,634	$11,436	$11,422
9/30/2016	$11,716	$11,484	$11,440
10/31/2016	$11,589	$11,205	$11,192
11/30/2016	$12,319	$11,906	$11,693
12/31/2016	$12,590	$12,118	$11,921
1/31/2017	$12,621	$12,322	$12,145
2/28/2017	$13,005	$12,666	$12,597
3/31/2017	$12,845	$12,574	$12,606
4/30/2017	$12,918	$12,597	$12,739
5/31/2017	$12,953	$12,558	$12,870
6/30/2017	$13,075	$12,745	$12,986
7/31/2017	$13,142	$12,914	$13,231
8/31/2017	$13,044	$12,673	$13,256
9/30/2017	$13,460	$13,019	$13,579
10/31/2017	$13,505	$13,123	$13,876
11/30/2017	$13,858	$13,567	$14,297
12/31/2017	$14,009	$13,735	$14,440
1/31/2018	$14,444	$14,051	$15,201
2/28/2018	$13,662	$13,358	$14,641
3/31/2018	$13,633	$13,391	$14,347
4/30/2018	$13,604	$13,458	$14,402
5/31/2018	$13,560	$13,604	$14,808
6/30/2018	$13,702	$13,713	$14,905
7/31/2018	$14,239	$14,086	$15,400
8/31/2018	$14,235	$14,278	$15,940
9/30/2018	$14,126	$14,165	$15,967
10/31/2018	$13,147	$13,145	$14,791
11/30/2018	$13,494	$13,460	$15,087
12/31/2018	$12,184	$12,047	$13,683
1/31/2019	$13,404	$13,287	$14,858
2/28/2019	$13,956	$13,710	$15,380
3/31/2019	$14,139	$13,778	$15,605
4/30/2019	$14,740	$14,233	$16,228
5/31/2019	$13,986	$13,319	$15,178
6/30/2019	$14,905	$14,218	$16,244
7/31/2019	$15,153	$14,337	$16,485
8/31/2019	$14,912	$13,831	$16,149
9/30/2019	$15,295	$14,392	$16,433
10/31/2019	$15,539	$14,470	$16,786
11/30/2019	$16,027	$14,855	$17,424
12/31/2019	$16,532	$15,307	$17,928
1/31/2020	$16,148	$15,009	$17,908
2/29/2020	$14,735	$13,523	$16,442
3/31/2020	$11,289	$10,454	$14,181
4/30/2020	$12,730	$11,850	$16,059
5/31/2020	$13,447	$12,399	$16,918
6/30/2020	$13,497	$12,539	$17,304
7/31/2020	$13,987	$13,131	$18,287
8/31/2020	$14,504	$13,651	$19,612
9/30/2020	$14,249	$13,342	$18,898
10/31/2020	$14,335	$13,466	$18,490
11/30/2020	$16,199	$15,357	$20,739
12/31/2020	$17,088	$16,067	$21,672
1/31/2021	$16,820	$16,030	$21,576
2/28/2021	$17,992	$17,272	$22,250
3/31/2021	$19,002	$18,164	$23,048
4/30/2021	$20,221	$19,042	$24,236
5/31/2021	$20,754	$19,418	$24,346
6/30/2021	$20,158	$19,192	$24,947
7/31/2021	$20,320	$19,311	$25,369
8/31/2021	$20,576	$19,725	$26,092
9/30/2021	$20,012	$18,998	$24,921
10/31/2021	$21,050	$20,010	$26,607
11/30/2021	$20,450	$19,402	$26,202
12/31/2021	$22,009	$20,620	$27,234
1/31/2022	$21,313	$19,740	$25,631
2/28/2022	$21,361	$19,648	$24,986
3/31/2022	$21,509	$20,245	$25,796
4/30/2022	$20,552	$19,042	$23,481
5/31/2022	$21,104	$19,407	$23,450
6/30/2022	$19,317	$17,274	$21,488
7/31/2022	$20,769	$18,761	$23,504
8/31/2022	$20,143	$18,186	$22,627
9/30/2022	$18,425	$16,423	$20,528
10/31/2022	$20,178	$17,974	$22,212
11/30/2022	$21,657	$19,110	$23,371
12/31/2022	$21,018	$18,139	$22,003
1/31/2023	$22,400	$19,604	$23,518
2/28/2023	$21,785	$18,976	$22,968
3/31/2023	$21,193	$18,379	$23,583
4/30/2023	$21,326	$18,380	$23,834
5/31/2023	$20,588	$17,565	$23,927
6/30/2023	$22,329	$19,088	$25,560
7/31/2023	$22,826	$19,919	$26,477
8/31/2023	$22,093	$19,214	$25,966
9/30/2023	$21,075	$18,237	$24,729
10/31/2023	$20,299	$17,334	$24,073
11/30/2023	$21,643	$18,968	$26,318
12/31/2023	$23,041	$20,445	$27,714
1/31/2024	$22,720	$20,079	$28,021
2/29/2024	$23,817	$21,038	$29,538
3/31/2024	$25,149	$22,127	$30,491
4/30/2024	$24,067	$20,969	$29,149
5/31/2024	$24,949	$21,722	$30,526
6/30/2024	$24,568	$21,374	$31,471
7/31/2024	$26,025	$22,666	$32,056
8/31/2024	$26,591	$23,093	$32,754
9/30/2024	$26,817	$23,528	$33,432

Special Mid Cap Value Fund

Annual Shareholder Report | September 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class R6	27.24	11.88	10.37
Russell Midcap® Value Index (Strategy)	29.01	10.33	8.93
Russell 3000® Index (Regulatory)	35.19	15.26	12.83

KEY FUND STATISTICS

Total net assets	$14,226,954,885
# of portfolio holdings	67
Portfolio turnover rate	19%
Total advisory fees paid	$82,662,725

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.5
Industrials	19.3
Real estate	11.3
Materials	10.3
Health care	9.2
Consumer staples	7.4
Utilities	6.9
Information technology	5.5
Energy	5.1
Consumer discretionary	4.5

TOP TEN HOLDINGS (% OF NET ASSETS)

CBRE Group, Inc., Class A	4.0
Arch Capital Group Ltd.	3.2
Keurig Dr Pepper, Inc.	3.1
AerCap Holdings NV	3.0
Allstate Corp.	2.8
Vulcan Materials Co.	2.7
Republic Services, Inc., Class A	2.6
L3Harris Technologies, Inc.	2.5
American Electric Power Co., Inc.	2.5
Graphic Packaging Holding Co.	2.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4662 09-24

Annual Shareholder Report

Special Mid Cap Value Fund

September 30, 2024

Class C

WFPCX

This annual shareholder report contains important information about Special Mid Cap Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$211	1.87%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Equities were volatile, with ongoing inflation concerns, varying economic data points, and a hope that a soft landing can be achieved.

Minor changes to sector positioning included an increase in materials while reducing the weight in industrials as reward/risk ratios dictated.

Carlisle Companies, Inc., the largest relative contributor, focuses on commercial building products and is the largest U.S. manufacturer of commercial roofing. Carlisle has benefited from price discipline in its end markets and a divestiture of a non-core segment. We believe management’s focus on complementary products should strengthen its free cash flow and fortify its balance sheet, creating significant value.

The largest detractor was LKQ Corp., a leading provider of specialty parts to repair vehicles. For most of our holding period, LKQ actively optimized the efficiency of the asset base after a prolonged period of acquisitions, leading to excess free cash flow generation. Management also repurchased shares. This drove reasonable returns early in the period. However, a series of missteps by LKQ caused us concern regarding the stability of future free cash flow.

Total return based on a $10,000 investment

	Class C with Load	Russell Midcap® Value Index	Russell 3000® Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,399	$10,343	$10,275
11/30/2014	$10,572	$10,527	$10,524
12/31/2014	$10,598	$10,605	$10,524
1/31/2015	$10,323	$10,454	$10,231
2/28/2015	$10,936	$10,882	$10,824
3/31/2015	$10,964	$10,862	$10,713
4/30/2015	$10,905	$10,739	$10,762
5/31/2015	$11,033	$10,929	$10,911
6/30/2015	$10,846	$10,649	$10,728
7/31/2015	$10,860	$10,634	$10,908
8/31/2015	$10,423	$10,131	$10,249
9/30/2015	$9,995	$9,793	$9,951
10/31/2015	$10,529	$10,391	$10,736
11/30/2015	$10,650	$10,421	$10,796
12/31/2015	$10,193	$10,099	$10,574
1/31/2016	$9,684	$9,541	$9,978
2/29/2016	$9,781	$9,607	$9,975
3/31/2016	$10,509	$10,494	$10,677
4/30/2016	$10,642	$10,720	$10,743
5/31/2016	$10,914	$10,895	$10,935
6/30/2016	$10,975	$10,994	$10,958
7/31/2016	$11,233	$11,460	$11,393
8/31/2016	$11,373	$11,436	$11,422
9/30/2016	$11,441	$11,484	$11,440
10/31/2016	$11,308	$11,205	$11,192
11/30/2016	$12,008	$11,906	$11,693
12/31/2016	$12,257	$12,118	$11,921
1/31/2017	$12,282	$12,322	$12,145
2/28/2017	$12,639	$12,666	$12,597
3/31/2017	$12,473	$12,574	$12,606
4/30/2017	$12,531	$12,597	$12,739
5/31/2017	$12,552	$12,558	$12,870
6/30/2017	$12,661	$12,745	$12,986
7/31/2017	$12,711	$12,914	$13,231
8/31/2017	$12,603	$12,673	$13,256
9/30/2017	$12,992	$13,019	$13,579
10/31/2017	$13,025	$13,123	$13,876
11/30/2017	$13,349	$13,567	$14,297
12/31/2017	$13,483	$13,735	$14,440
1/31/2018	$13,887	$14,051	$15,201
2/28/2018	$13,124	$13,358	$14,641
3/31/2018	$13,083	$13,391	$14,347
4/30/2018	$13,042	$13,458	$14,402
5/31/2018	$12,986	$13,604	$14,808
6/30/2018	$13,109	$13,713	$14,905
7/31/2018	$13,614	$14,086	$15,400
8/31/2018	$13,592	$14,278	$15,940
9/30/2018	$13,476	$14,165	$15,967
10/31/2018	$12,529	$13,145	$14,791
11/30/2018	$12,847	$13,460	$15,087
12/31/2018	$11,588	$12,047	$13,683
1/31/2019	$12,739	$13,287	$14,858
2/28/2019	$13,245	$13,710	$15,380
3/31/2019	$13,409	$13,778	$15,605
4/30/2019	$13,965	$14,233	$16,228
5/31/2019	$13,238	$13,319	$15,178
6/30/2019	$14,095	$14,218	$16,244
7/31/2019	$14,316	$14,337	$16,485
8/31/2019	$14,072	$13,831	$16,149
9/30/2019	$14,419	$14,392	$16,433
10/31/2019	$14,636	$14,470	$16,786
11/30/2019	$15,078	$14,855	$17,424
12/31/2019	$15,539	$15,307	$17,928
1/31/2020	$15,164	$15,009	$17,908
2/29/2020	$13,821	$13,523	$16,442
3/31/2020	$10,579	$10,454	$14,181
4/30/2020	$11,918	$11,850	$16,059
5/31/2020	$12,577	$12,399	$16,918
6/30/2020	$12,613	$12,539	$17,304
7/31/2020	$13,059	$13,131	$18,287
8/31/2020	$13,529	$13,651	$19,612
9/30/2020	$13,280	$13,342	$18,898
10/31/2020	$13,347	$13,466	$18,490
11/30/2020	$15,065	$15,357	$20,739
12/31/2020	$15,879	$16,067	$21,672
1/31/2021	$15,614	$16,030	$21,576
2/28/2021	$16,684	$17,272	$22,250
3/31/2021	$17,604	$18,164	$23,048
4/30/2021	$18,718	$19,042	$24,236
5/31/2021	$19,192	$19,418	$24,346
6/30/2021	$18,619	$19,192	$24,947
7/31/2021	$18,754	$19,311	$25,369
8/31/2021	$18,971	$19,725	$26,092
9/30/2021	$18,434	$18,998	$24,921
10/31/2021	$19,370	$20,010	$26,607
11/30/2021	$18,797	$19,402	$26,202
12/31/2021	$20,208	$20,620	$27,234
1/31/2022	$19,553	$19,740	$25,631
2/28/2022	$19,580	$19,648	$24,986
3/31/2022	$19,693	$20,245	$25,796
4/30/2022	$18,798	$19,042	$23,481
5/31/2022	$19,287	$19,407	$23,450
6/30/2022	$17,638	$17,274	$21,488
7/31/2022	$18,942	$18,761	$23,504
8/31/2022	$18,353	$18,186	$22,627
9/30/2022	$16,769	$16,423	$20,528
10/31/2022	$18,357	$17,974	$22,212
11/30/2022	$19,696	$19,110	$23,371
12/31/2022	$19,112	$18,139	$22,003
1/31/2023	$20,357	$19,604	$23,518
2/28/2023	$19,788	$18,976	$22,968
3/31/2023	$19,245	$18,379	$23,583
4/30/2023	$19,361	$18,380	$23,834
5/31/2023	$18,685	$17,565	$23,927
6/30/2023	$20,255	$19,088	$25,560
7/31/2023	$20,700	$19,919	$26,477
8/31/2023	$20,028	$19,214	$25,966
9/30/2023	$19,098	$18,237	$24,729
10/31/2023	$18,391	$17,334	$24,073
11/30/2023	$19,601	$18,968	$26,318
12/31/2023	$20,859	$20,445	$27,714
1/31/2024	$20,563	$20,079	$28,021
2/29/2024	$21,545	$21,038	$29,538
3/31/2024	$22,743	$22,127	$30,491
4/30/2024	$21,756	$20,969	$29,149
5/31/2024	$22,546	$21,722	$30,526
6/30/2024	$22,198	$21,374	$31,471
7/31/2024	$23,504	$22,666	$32,056
8/31/2024	$24,007	$23,093	$32,754
9/30/2024	$24,204	$23,528	$33,432

Special Mid Cap Value Fund

Annual Shareholder Report | September 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class C	25.81	10.59	9.24
Class C with Load	24.81	10.59	9.24
Russell Midcap® Value Index (Strategy)	29.01	10.33	8.93
Russell 3000® Index (Regulatory)	35.19	15.26	12.83

KEY FUND STATISTICS

Total net assets	$14,226,954,885
# of portfolio holdings	67
Portfolio turnover rate	19%
Total advisory fees paid	$82,662,725

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.5
Industrials	19.3
Real estate	11.3
Materials	10.3
Health care	9.2
Consumer staples	7.4
Utilities	6.9
Information technology	5.5
Energy	5.1
Consumer discretionary	4.5

TOP TEN HOLDINGS (% OF NET ASSETS)

CBRE Group, Inc., Class A	4.0
Arch Capital Group Ltd.	3.2
Keurig Dr Pepper, Inc.	3.1
AerCap Holdings NV	3.0
Allstate Corp.	2.8
Vulcan Materials Co.	2.7
Republic Services, Inc., Class A	2.6
L3Harris Technologies, Inc.	2.5
American Electric Power Co., Inc.	2.5
Graphic Packaging Holding Co.	2.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3535 09-24

Annual Shareholder Report

Special Mid Cap Value Fund

September 30, 2024

Class A

WFPAX

This annual shareholder report contains important information about Special Mid Cap Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$126	1.11%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Equities were volatile, with ongoing inflation concerns, varying economic data points, and a hope that a soft landing can be achieved.

Minor changes to sector positioning included an increase in materials while reducing the weight in industrials as reward/risk ratios dictated.

Carlisle Companies, Inc., the largest relative contributor, focuses on commercial building products and is the largest U.S. manufacturer of commercial roofing. Carlisle has benefited from price discipline in its end markets and a divestiture of a non-core segment. We believe management’s focus on complementary products should strengthen its free cash flow and fortify its balance sheet, creating significant value.

The largest detractor was LKQ Corp., a leading provider of specialty parts to repair vehicles. For most of our holding period, LKQ actively optimized the efficiency of the asset base after a prolonged period of acquisitions, leading to excess free cash flow generation. Management also repurchased shares. This drove reasonable returns early in the period. However, a series of missteps by LKQ caused us concern regarding the stability of future free cash flow.

Total return based on a $10,000 investment

	Class A with Load	Russell Midcap® Value Index	Russell 3000® Index
9/30/2014	$9,426	$10,000	$10,000
10/31/2014	$9,807	$10,343	$10,275
11/30/2014	$9,977	$10,527	$10,524
12/31/2014	$10,009	$10,605	$10,524
1/31/2015	$9,755	$10,454	$10,231
2/28/2015	$10,342	$10,882	$10,824
3/31/2015	$10,370	$10,862	$10,713
4/30/2015	$10,323	$10,739	$10,762
5/31/2015	$10,450	$10,929	$10,911
6/30/2015	$10,281	$10,649	$10,728
7/31/2015	$10,301	$10,634	$10,908
8/31/2015	$9,891	$10,131	$10,249
9/30/2015	$9,491	$9,793	$9,951
10/31/2015	$10,005	$10,391	$10,736
11/30/2015	$10,126	$10,421	$10,796
12/31/2015	$9,698	$10,099	$10,574
1/31/2016	$9,219	$9,541	$9,978
2/29/2016	$9,318	$9,607	$9,975
3/31/2016	$10,015	$10,494	$10,677
4/30/2016	$10,151	$10,720	$10,743
5/31/2016	$10,415	$10,895	$10,935
6/30/2016	$10,481	$10,994	$10,958
7/31/2016	$10,733	$11,460	$11,393
8/31/2016	$10,875	$11,436	$11,422
9/30/2016	$10,948	$11,484	$11,440
10/31/2016	$10,825	$11,205	$11,192
11/30/2016	$11,503	$11,906	$11,693
12/31/2016	$11,750	$12,118	$11,921
1/31/2017	$11,780	$12,322	$12,145
2/28/2017	$12,131	$12,666	$12,597
3/31/2017	$11,980	$12,574	$12,606
4/30/2017	$12,040	$12,597	$12,739
5/31/2017	$12,071	$12,558	$12,870
6/30/2017	$12,181	$12,745	$12,986
7/31/2017	$12,234	$12,914	$13,231
8/31/2017	$12,144	$12,673	$13,256
9/30/2017	$12,525	$13,019	$13,579
10/31/2017	$12,562	$13,123	$13,876
11/30/2017	$12,886	$13,567	$14,297
12/31/2017	$13,022	$13,735	$14,440
1/31/2018	$13,423	$14,051	$15,201
2/28/2018	$12,692	$13,358	$14,641
3/31/2018	$12,660	$13,391	$14,347
4/30/2018	$12,625	$13,458	$14,402
5/31/2018	$12,580	$13,604	$14,808
6/30/2018	$12,709	$13,713	$14,905
7/31/2018	$13,203	$14,086	$15,400
8/31/2018	$13,193	$14,278	$15,940
9/30/2018	$13,088	$14,165	$15,967
10/31/2018	$12,176	$13,145	$14,791
11/30/2018	$12,493	$13,460	$15,087
12/31/2018	$11,276	$12,047	$13,683
1/31/2019	$12,401	$13,287	$14,858
2/28/2019	$12,907	$13,710	$15,380
3/31/2019	$13,074	$13,778	$15,605
4/30/2019	$13,622	$14,233	$16,228
5/31/2019	$12,921	$13,319	$15,178
6/30/2019	$13,765	$14,218	$16,244
7/31/2019	$13,989	$14,337	$16,485
8/31/2019	$13,761	$13,831	$16,149
9/30/2019	$14,110	$14,392	$16,433
10/31/2019	$14,331	$14,470	$16,786
11/30/2019	$14,772	$14,855	$17,424
12/31/2019	$15,234	$15,307	$17,928
1/31/2020	$14,874	$15,009	$17,908
2/29/2020	$13,570	$13,523	$16,442
3/31/2020	$10,390	$10,454	$14,181
4/30/2020	$11,713	$11,850	$16,059
5/31/2020	$12,369	$12,399	$16,918
6/30/2020	$12,414	$12,539	$17,304
7/31/2020	$12,858	$13,131	$18,287
8/31/2020	$13,325	$13,651	$19,612
9/30/2020	$13,092	$13,342	$18,898
10/31/2020	$13,162	$13,466	$18,490
11/30/2020	$14,871	$15,357	$20,739
12/31/2020	$15,680	$16,067	$21,672
1/31/2021	$15,431	$16,030	$21,576
2/28/2021	$16,499	$17,272	$22,250
3/31/2021	$17,417	$18,164	$23,048
4/30/2021	$18,529	$19,042	$24,236
5/31/2021	$19,013	$19,418	$24,346
6/30/2021	$18,459	$19,192	$24,947
7/31/2021	$18,600	$19,311	$25,369
8/31/2021	$18,831	$19,725	$26,092
9/30/2021	$18,306	$18,998	$24,921
10/31/2021	$19,251	$20,010	$26,607
11/30/2021	$18,689	$19,402	$26,202
12/31/2021	$20,109	$20,620	$27,234
1/31/2022	$19,466	$19,740	$25,631
2/28/2022	$19,507	$19,648	$24,986
3/31/2022	$19,634	$20,245	$25,796
4/30/2022	$18,753	$19,042	$23,481
5/31/2022	$19,248	$19,407	$23,450
6/30/2022	$17,614	$17,274	$21,488
7/31/2022	$18,933	$18,761	$23,504
8/31/2022	$18,351	$18,186	$22,627
9/30/2022	$16,782	$16,423	$20,528
10/31/2022	$18,372	$17,974	$22,212
11/30/2022	$19,711	$19,110	$23,371
12/31/2022	$19,127	$18,139	$22,003
1/31/2023	$20,373	$19,604	$23,518
2/28/2023	$19,804	$18,976	$22,968
3/31/2023	$19,260	$18,379	$23,583
4/30/2023	$19,376	$18,380	$23,834
5/31/2023	$18,699	$17,565	$23,927
6/30/2023	$20,271	$19,088	$25,560
7/31/2023	$20,716	$19,919	$26,477
8/31/2023	$20,044	$19,214	$25,966
9/30/2023	$19,113	$18,237	$24,729
10/31/2023	$18,406	$17,334	$24,073
11/30/2023	$19,617	$18,968	$26,318
12/31/2023	$20,875	$20,445	$27,714
1/31/2024	$20,579	$20,079	$28,021
2/29/2024	$21,562	$21,038	$29,538
3/31/2024	$22,761	$22,127	$30,491
4/30/2024	$21,773	$20,969	$29,149
5/31/2024	$22,563	$21,722	$30,526
6/30/2024	$22,215	$21,374	$31,471
7/31/2024	$23,522	$22,666	$32,056
8/31/2024	$24,026	$23,093	$32,754
9/30/2024	$24,223	$23,528	$33,432

Special Mid Cap Value Fund

Annual Shareholder Report | September 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class A	26.73	11.41	9.90
Class A with Load	19.44	10.10	9.25
Russell Midcap® Value Index (Strategy)	29.01	10.33	8.93
Russell 3000® Index (Regulatory)	35.19	15.26	12.83

KEY FUND STATISTICS

Total net assets	$14,226,954,885
# of portfolio holdings	67
Portfolio turnover rate	19%
Total advisory fees paid	$82,662,725

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.5
Industrials	19.3
Real estate	11.3
Materials	10.3
Health care	9.2
Consumer staples	7.4
Utilities	6.9
Information technology	5.5
Energy	5.1
Consumer discretionary	4.5

TOP TEN HOLDINGS (% OF NET ASSETS)

CBRE Group, Inc., Class A	4.0
Arch Capital Group Ltd.	3.2
Keurig Dr Pepper, Inc.	3.1
AerCap Holdings NV	3.0
Allstate Corp.	2.8
Vulcan Materials Co.	2.7
Republic Services, Inc., Class A	2.6
L3Harris Technologies, Inc.	2.5
American Electric Power Co., Inc.	2.5
Graphic Packaging Holding Co.	2.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3323 09-24

Annual Shareholder Report

Special Mid Cap Value Fund

September 30, 2024

Administrator Class

WFMDX

This annual shareholder report contains important information about Special Mid Cap Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$119	1.05%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Equities were volatile, with ongoing inflation concerns, varying economic data points, and a hope that a soft landing can be achieved.

Minor changes to sector positioning included an increase in materials while reducing the weight in industrials as reward/risk ratios dictated.

Carlisle Companies, Inc., the largest relative contributor, focuses on commercial building products and is the largest U.S. manufacturer of commercial roofing. Carlisle has benefited from price discipline in its end markets and a divestiture of a non-core segment. We believe management’s focus on complementary products should strengthen its free cash flow and fortify its balance sheet, creating significant value.

The largest detractor was LKQ Corp., a leading provider of specialty parts to repair vehicles. For most of our holding period, LKQ actively optimized the efficiency of the asset base after a prolonged period of acquisitions, leading to excess free cash flow generation. Management also repurchased shares. This drove reasonable returns early in the period. However, a series of missteps by LKQ caused us concern regarding the stability of future free cash flow.

Total return based on a $10,000 investment

	Administrator Class	Russell Midcap® Value Index	Russell 3000® Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,404	$10,343	$10,275
11/30/2014	$10,585	$10,527	$10,524
12/31/2014	$10,620	$10,605	$10,524
1/31/2015	$10,352	$10,454	$10,231
2/28/2015	$10,978	$10,882	$10,824
3/31/2015	$11,011	$10,862	$10,713
4/30/2015	$10,961	$10,739	$10,762
5/31/2015	$11,097	$10,929	$10,911
6/30/2015	$10,918	$10,649	$10,728
7/31/2015	$10,938	$10,634	$10,908
8/31/2015	$10,504	$10,131	$10,249
9/30/2015	$10,084	$9,793	$9,951
10/31/2015	$10,627	$10,391	$10,736
11/30/2015	$10,759	$10,421	$10,796
12/31/2015	$10,305	$10,099	$10,574
1/31/2016	$9,796	$9,541	$9,978
2/29/2016	$9,900	$9,607	$9,975
3/31/2016	$10,643	$10,494	$10,677
4/30/2016	$10,788	$10,720	$10,743
5/31/2016	$11,072	$10,895	$10,935
6/30/2016	$11,141	$10,994	$10,958
7/31/2016	$11,407	$11,460	$11,393
8/31/2016	$11,559	$11,436	$11,422
9/30/2016	$11,639	$11,484	$11,440
10/31/2016	$11,511	$11,205	$11,192
11/30/2016	$12,230	$11,906	$11,693
12/31/2016	$12,494	$12,118	$11,921
1/31/2017	$12,526	$12,322	$12,145
2/28/2017	$12,900	$12,666	$12,597
3/31/2017	$12,739	$12,574	$12,606
4/30/2017	$12,806	$12,597	$12,739
5/31/2017	$12,841	$12,558	$12,870
6/30/2017	$12,956	$12,745	$12,986
7/31/2017	$13,015	$12,914	$13,231
8/31/2017	$12,917	$12,673	$13,256
9/30/2017	$13,327	$13,019	$13,579
10/31/2017	$13,365	$13,123	$13,876
11/30/2017	$13,711	$13,567	$14,297
12/31/2017	$13,856	$13,735	$14,440
1/31/2018	$14,282	$14,051	$15,201
2/28/2018	$13,506	$13,358	$14,641
3/31/2018	$13,473	$13,391	$14,347
4/30/2018	$13,441	$13,458	$14,402
5/31/2018	$13,393	$13,604	$14,808
6/30/2018	$13,528	$13,713	$14,905
7/31/2018	$14,056	$14,086	$15,400
8/31/2018	$14,049	$14,278	$15,940
9/30/2018	$13,936	$14,165	$15,967
10/31/2018	$12,963	$13,145	$14,791
11/30/2018	$13,306	$13,460	$15,087
12/31/2018	$12,012	$12,047	$13,683
1/31/2019	$13,208	$13,287	$14,858
2/28/2019	$13,745	$13,710	$15,380
3/31/2019	$13,924	$13,778	$15,605
4/30/2019	$14,513	$14,233	$16,228
5/31/2019	$13,767	$13,319	$15,178
6/30/2019	$14,665	$14,218	$16,244
7/31/2019	$14,904	$14,337	$16,485
8/31/2019	$14,665	$13,831	$16,149
9/30/2019	$15,034	$14,392	$16,433
10/31/2019	$15,273	$14,470	$16,786
11/30/2019	$15,746	$14,855	$17,424
12/31/2019	$16,239	$15,307	$17,928
1/31/2020	$15,855	$15,009	$17,908
2/29/2020	$14,464	$13,523	$16,442
3/31/2020	$11,076	$10,454	$14,181
4/30/2020	$12,487	$11,850	$16,059
5/31/2020	$13,189	$12,399	$16,918
6/30/2020	$13,235	$12,539	$17,304
7/31/2020	$13,712	$13,131	$18,287
8/31/2020	$14,212	$13,651	$19,612
9/30/2020	$13,960	$13,342	$18,898
10/31/2020	$14,041	$13,466	$18,490
11/30/2020	$15,859	$15,357	$20,739
12/31/2020	$16,729	$16,067	$21,672
1/31/2021	$16,460	$16,030	$21,576
2/28/2021	$17,600	$17,272	$22,250
3/31/2021	$18,580	$18,164	$23,048
4/30/2021	$19,771	$19,042	$24,236
5/31/2021	$20,284	$19,418	$24,346
6/30/2021	$19,697	$19,192	$24,947
7/31/2021	$19,849	$19,311	$25,369
8/31/2021	$20,094	$19,725	$26,092
9/30/2021	$19,537	$18,998	$24,921
10/31/2021	$20,545	$20,010	$26,607
11/30/2021	$19,950	$19,402	$26,202
12/31/2021	$21,467	$20,620	$27,234
1/31/2022	$20,782	$19,740	$25,631
2/28/2022	$20,825	$19,648	$24,986
3/31/2022	$20,962	$20,245	$25,796
4/30/2022	$20,025	$19,042	$23,481
5/31/2022	$20,555	$19,407	$23,450
6/30/2022	$18,810	$17,274	$21,488
7/31/2022	$20,217	$18,761	$23,504
8/31/2022	$19,601	$18,186	$22,627
9/30/2022	$17,924	$16,423	$20,528
10/31/2022	$19,627	$17,974	$22,212
11/30/2022	$21,056	$19,110	$23,371
12/31/2022	$20,432	$18,139	$22,003
1/31/2023	$21,768	$19,604	$23,518
2/28/2023	$21,160	$18,976	$22,968
3/31/2023	$20,580	$18,379	$23,583
4/30/2023	$20,705	$18,380	$23,834
5/31/2023	$19,981	$17,565	$23,927
6/30/2023	$21,666	$19,088	$25,560
7/31/2023	$22,140	$19,919	$26,477
8/31/2023	$21,425	$19,214	$25,966
9/30/2023	$20,432	$18,237	$24,729
10/31/2023	$19,675	$17,334	$24,073
11/30/2023	$20,970	$18,968	$26,318
12/31/2023	$22,316	$20,445	$27,714
1/31/2024	$22,002	$20,079	$28,021
2/29/2024	$23,055	$21,038	$29,538
3/31/2024	$24,338	$22,127	$30,491
4/30/2024	$23,285	$20,969	$29,149
5/31/2024	$24,128	$21,722	$30,526
6/30/2024	$23,756	$21,374	$31,471
7/31/2024	$25,156	$22,666	$32,056
8/31/2024	$25,695	$23,093	$32,754
9/30/2024	$25,910	$23,528	$33,432

Special Mid Cap Value Fund

Annual Shareholder Report | September 30, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Administrator Class	26.81	11.50	9.99
Russell Midcap® Value Index (Strategy)	29.01	10.33	8.93
Russell 3000® Index (Regulatory)	35.19	15.26	12.83

KEY FUND STATISTICS

Total net assets	$14,226,954,885
# of portfolio holdings	67
Portfolio turnover rate	19%
Total advisory fees paid	$82,662,725

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.5
Industrials	19.3
Real estate	11.3
Materials	10.3
Health care	9.2
Consumer staples	7.4
Utilities	6.9
Information technology	5.5
Energy	5.1
Consumer discretionary	4.5

TOP TEN HOLDINGS (% OF NET ASSETS)

CBRE Group, Inc., Class A	4.0
Arch Capital Group Ltd.	3.2
Keurig Dr Pepper, Inc.	3.1
AerCap Holdings NV	3.0
Allstate Corp.	2.8
Vulcan Materials Co.	2.7
Republic Services, Inc., Class A	2.6
L3Harris Technologies, Inc.	2.5
American Electric Power Co., Inc.	2.5
Graphic Packaging Holding Co.	2.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3704 09-24

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Allspring Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Allspring Funds Trust has determined that Isaiah Harris is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Harris is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the registrant by the registrant’s principal accountant. These fees were billed to the registrant and were approved by the registrant’s audit committee.

	Fiscal year ended September 30, 2024	Fiscal year ended September 30, 2023
Audit fees	$440,180	$433,070
Audit-related fees	—	—
Tax fees (1)	53,520	56,900
All other fees	—	—

	$493,700	$489,970

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e)(1) The Chair of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Allspring Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chair, Management shall prepare a brief description of the proposed services.

If the Chair approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2) Not applicable.

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring Diversified Income Builder Fund
Long Form Financial Statements
Annual Report
September 30, 2024

Allspring Diversified Income Builder Fund | 1

Portfolio of investments—September 30, 2024
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 0.06%
Frontier Issuer LLC Series 2024-1 Class C144A	11.16%	6-20-2054	$180,000	$206,370
Total asset-backed securities (Cost $180,000)				206,370

	Shares
Common stocks: 28.75%
Communication services: 2.89%
Diversified telecommunication services: 0.41%
AT&T, Inc.#	64,576	1,420,672
Entertainment: 0.40%
NetEase, Inc.	72,400	1,401,648
Interactive media & services: 1.19%
Alphabet, Inc. Class A#	15,084	2,501,682
Meta Platforms, Inc. Class A#	2,921	1,672,097
		4,173,779
Media: 0.47%
Publicis Groupe SA	15,190	1,660,438
Wireless telecommunication services: 0.42%
SK Telecom Co. Ltd.	34,730	1,484,596
Consumer discretionary: 2.40%
Automobiles: 1.12%
General Motors Co.#	26,693	1,196,914
Honda Motor Co. Ltd.	133,700	1,402,350
Stellantis NV	43,826	605,323
Tesla, Inc.†#	2,687	703,000
		3,907,587
Broadline retail: 0.67%
Amazon.com, Inc.†#	12,575	2,343,100
Hotels, restaurants & leisure: 0.37%
Evolution AB144A	13,238	1,300,878
Specialty retail: 0.24%
Gap, Inc.#	38,151	841,229
Consumer staples: 2.21%
Beverages: 0.37%
Coca-Cola HBC AG	36,632	1,304,698
Consumer staples distribution & retail : 0.80%
Walmart, Inc.#	34,768	2,807,516
The accompanying notes are an integral part of these financial statements.
2 | Allspring Diversified Income Builder Fund

Portfolio of investments—September 30, 2024

	Shares	Value
Household products: 1.04%
Colgate-Palmolive Co.#	20,601	$2,138,590
Kimberly-Clark Corp.#	10,417	1,482,131
		3,620,721
Energy: 1.33%
Oil, gas & consumable fuels: 1.33%
ConocoPhillips#	12,535	1,319,685
Devon Energy Corp.#	27,188	1,063,594
Diamondback Energy, Inc.#	7,305	1,259,382
Shell PLC	31,548	1,022,819
		4,665,480
Financials: 5.41%
Banks: 2.55%
CaixaBank SA	207,081	1,236,467
China Construction Bank Corp. Class H	1,825,000	1,380,397
Citigroup, Inc.#	28,894	1,808,764
Credit Agricole SA	57,491	878,346
DBS Group Holdings Ltd.	34,200	1,012,496
ING Groep NV	66,944	1,212,717
UniCredit SpA	31,913	1,398,400
		8,927,587
Capital markets: 1.38%
3i Group PLC	32,960	1,456,377
Ares Capital Corp. BDC#	56,201	1,176,849
Blackstone Secured Lending Fund BDC#	48,390	1,417,343
Plus500 Ltd.	23,133	774,429
		4,824,998
Insurance: 1.48%
Aviva PLC	162,177	1,048,554
BB Seguridade Participacoes SA	186,543	1,215,610
Power Corp. of Canada	35,339	1,114,689
Sompo Holdings, Inc.	82,200	1,830,734
		5,209,587
Health care: 2.65%
Biotechnology: 0.42%
Gilead Sciences, Inc.#	17,824	1,494,364
Health care equipment & supplies: 0.67%
Intuitive Surgical, Inc.†#	2,268	1,114,200
Lantheus Holdings, Inc.†#	11,141	1,222,725
		2,336,925
Pharmaceuticals: 1.56%
Eli Lilly & Co.#	1,954	1,731,127
GSK PLC	66,965	1,357,705
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 3

Portfolio of investments—September 30, 2024

	Shares	Value
Pharmaceuticals(continued)
Organon & Co.#	53,391	$1,021,370
Pfizer, Inc.#	46,821	1,355,000
		5,465,202
Industrials: 3.15%
Building products: 0.42%
Owens Corning#	8,409	1,484,357
Commercial services & supplies: 0.34%
SPIE SA	31,295	1,194,875
Construction & engineering: 0.40%
EMCOR Group, Inc.#	3,255	1,401,375
Electrical equipment: 0.68%
nVent Electric PLC#	18,704	1,314,143
Signify NV144A	45,919	1,081,587
		2,395,730
Industrial conglomerates: 0.93%
Hitachi Ltd.	84,300	2,217,696
Siemens AG	5,192	1,048,049
		3,265,745
Trading companies & distributors: 0.38%
Ferguson Enterprises, Inc.#	6,617	1,313,938
Information technology: 6.61%
Communications equipment: 0.44%
Arista Networks, Inc.†#	4,073	1,563,299
IT services: 0.23%
Wix.com Ltd.†#	4,810	804,088
Semiconductors & semiconductor equipment: 2.44%
Broadcom, Inc.#	12,130	2,092,425
KLA Corp.#	1,610	1,246,800
NVIDIA Corp.#	26,494	3,217,431
Taiwan Semiconductor Manufacturing Co. Ltd. ADR#	11,476	1,993,037
		8,549,693
Software: 1.86%
InterDigital, Inc.#	9,662	1,368,429
Microsoft Corp.#	8,324	3,581,817
SAP SE	6,865	1,561,978
		6,512,224
The accompanying notes are an integral part of these financial statements.
4 | Allspring Diversified Income Builder Fund

Portfolio of investments—September 30, 2024

	Shares	Value
Technology hardware, storage & peripherals: 1.64%
Apple, Inc.#	18,488	$4,307,704
Dell Technologies, Inc. Class C#	12,045	1,427,814
		5,735,518
Materials: 0.40%
Metals & mining: 0.40%
Alrosa PJSC (Acquired 5-6-2021, cost $65,232)♦†˃	42,660	0
Fortescue Ltd.	98,554	1,409,039
		1,409,039
Real estate: 1.27%
Hotel & resort REITs: 0.28%
Host Hotels & Resorts, Inc.#	55,410	975,216
Retail REITs : 0.46%
Simon Property Group, Inc.#	9,564	1,616,508
Specialized REITs : 0.53%
VICI Properties, Inc. Class A#	56,278	1,874,620
Utilities: 0.43%
Multi-utilities: 0.43%
Engie SA	86,585	1,495,367
Investment Companies: 0.00%
Resolute Topco, Inc.†	5,151	14,593
Total common stocks (Cost $76,892,755)		100,797,190

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 43.06%
Basic materials: 0.31%
Chemicals: 0.18%
SCIH Salt Holdings, Inc.144A	6.63%	5-1-2029	$650,000	625,010
Iron/steel: 0.13%
Cleveland-Cliffs, Inc.144A	7.00	3-15-2032	460,000	465,056
Communications: 5.17%
Advertising: 0.68%
Clear Channel Outdoor Holdings, Inc.144A	7.50	6-1-2029	670,000	577,044
Clear Channel Outdoor Holdings, Inc.144A	9.00	9-15-2028	580,000	616,608
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	510,000	484,597
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	650,000	693,869
				2,372,118
Internet: 0.76%
Arches Buyer, Inc.144A	4.25	6-1-2028	420,000	386,522
Arches Buyer, Inc.144A	6.13	12-1-2028	335,000	286,848
Cablevision Lightpath LLC144A	3.88	9-15-2027	550,000	523,529
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 5

Portfolio of investments—September 30, 2024

	Interest rate	Maturity date	Principal	Value
Internet(continued)
Cablevision Lightpath LLC144A	5.63%	9-15-2028	$375,000	$352,192
Match Group Holdings II LLC144A	5.63	2-15-2029	1,125,000	1,125,269
				2,674,360
Media: 2.46%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	1,375,000	1,127,858
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	1,700,000	1,541,012
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.00	2-1-2028	475,000	462,060
CSC Holdings LLC144A	3.38	2-15-2031	840,000	595,602
CSC Holdings LLC144A	5.50	4-15-2027	620,000	545,260
Directv Financing LLC/Directv Financing Co-Obligor, Inc.144A	5.88	8-15-2027	380,000	373,096
DISH DBS Corp.	5.13	6-1-2029	365,000	244,888
DISH DBS Corp.144A	5.75	12-1-2028	365,000	318,908
DISH Network Corp.144A	11.75	11-15-2027	550,000	577,242
Nexstar Media, Inc.144A	5.63	7-15-2027	650,000	643,843
Paramount Global (3 Month LIBOR+3.90%)±	6.25	2-28-2057	415,000	370,372
Sirius XM Radio, Inc.144A	4.13	7-1-2030	1,035,000	938,618
Townsquare Media, Inc.144A	6.88	2-1-2026	890,000	888,094
				8,626,853
Telecommunications: 1.27%
CommScope LLC144A	6.00	3-1-2026	1,430,000	1,390,675
CommScope LLC144A	8.25	3-1-2027	205,000	184,691
Level 3 Financing, Inc.144A	3.63	1-15-2029	525,000	366,187
Level 3 Financing, Inc.144A	3.88	10-15-2030	250,000	183,193
Level 3 Financing, Inc.144A	10.50	4-15-2029	840,000	915,641
Lumen Technologies, Inc.144A	10.00	10-15-2032	297,375	288,076
Viasat, Inc.144A	5.63	4-15-2027	475,000	448,223
Windstream Escrow LLC/Windstream Escrow Finance Corp.144A	7.75	8-15-2028	465,000	465,437
Windstream Escrow LLC/Windstream Escrow Finance Corp.144A%%	8.25	10-1-2031	185,000	188,077
				4,430,200
Consumer, cyclical: 7.40%
Airlines: 0.61%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	189,583	189,042
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.75	4-20-2029	735,000	733,782
Hawaiian Airlines Pass-Through Certificates Series 2013-1 Class 1A	3.90	1-15-2026	95,840	93,779
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.144A	11.00	4-15-2029	1,111,750	1,116,197
				2,132,800
Apparel: 0.30%
Crocs, Inc.144A	4.13	8-15-2031	385,000	349,688
Crocs, Inc.144A	4.25	3-15-2029	745,000	704,319
				1,054,007
The accompanying notes are an integral part of these financial statements.
6 | Allspring Diversified Income Builder Fund

Portfolio of investments—September 30, 2024

	Interest rate	Maturity date	Principal	Value
Auto parts & equipment: 0.35%
American Axle & Manufacturing, Inc.	5.00%	10-1-2029	$825,000	$757,457
ZF North America Capital, Inc.144A	6.75	4-23-2030	470,000	474,004
				1,231,461
Entertainment: 1.48%
CCM Merger, Inc.144A	6.38	5-1-2026	2,015,000	2,012,111
Churchill Downs, Inc.144A	6.75	5-1-2031	700,000	722,861
Cinemark USA, Inc.144A	7.00	8-1-2032	1,500,000	1,565,938
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.144A	6.63	5-1-2032	850,000	880,263
				5,181,173
Home builders: 0.31%
LGI Homes, Inc.144A	8.75	12-15-2028	570,000	610,422
Taylor Morrison Communities, Inc.144A	5.13	8-1-2030	225,000	223,546
Tri Pointe Homes, Inc.	5.70	6-15-2028	270,000	274,886
				1,108,854
Leisure time: 1.27%
Carnival Holdings Bermuda Ltd.144A	10.38	5-1-2028	1,130,000	1,219,347
NCL Corp. Ltd.144A	5.88	2-15-2027	405,000	406,433
NCL Corp. Ltd.144A	7.75	2-15-2029	495,000	530,444
NCL Corp. Ltd.144A	8.13	1-15-2029	210,000	224,532
Sabre Global, Inc.144A	11.25	12-15-2027	1,140,000	1,182,927
Viking Cruises Ltd.144A	7.00	2-15-2029	865,000	875,930
				4,439,613
Lodging: 0.14%
Genting New York LLC/GENNY Capital, Inc.144A	7.25	10-1-2029	490,000	495,797
Retail: 2.94%
Bath & Body Works, Inc.144A	6.63	10-1-2030	515,000	525,011
Dave & Buster’s, Inc.144A	7.63	11-1-2025	325,000	325,227
FirstCash, Inc.144A	4.63	9-1-2028	405,000	390,990
FirstCash, Inc.144A	6.88	3-1-2032	880,000	905,627
Gap, Inc.144A	3.88	10-1-2031	855,000	747,402
Group 1 Automotive, Inc.144A	6.38	1-15-2030	430,000	436,831
Kohl’s Corp.	4.63	5-1-2031	375,000	315,806
Lithia Motors, Inc.144A	4.38	1-15-2031	795,000	739,786
Macy’s Retail Holdings LLC144A	5.88	4-1-2029	515,000	508,304
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	940,000	911,085
Michaels Cos., Inc.144A	7.88	5-1-2029	770,000	447,958
NMG Holding Co., Inc./Neiman Marcus Group LLC144A	8.50	10-1-2028	490,000	498,727
PetSmart, Inc./PetSmart Finance Corp.144A	7.75	2-15-2029	930,000	918,064
Sally Holdings LLC/Sally Capital, Inc.	6.75	3-1-2032	720,000	739,464
Sonic Automotive, Inc.144A	4.88	11-15-2031	590,000	544,702
Victra Holdings LLC/Victra Finance Corp.144A	8.75	9-15-2029	415,000	435,730
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 7

Portfolio of investments—September 30, 2024

	Interest rate	Maturity date	Principal	Value
Retail(continued)
Walgreens Boots Alliance, Inc.	8.13%	8-15-2029	$465,000	$464,108
Yum! Brands, Inc.	4.63	1-31-2032	475,000	454,714
				10,309,536
Consumer, non-cyclical: 6.04%
Commercial services: 1.87%
Allied Universal Holdco LLC144A	7.88	2-15-2031	540,000	551,603
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.00	6-1-2029	720,000	643,431
Block, Inc.144A	6.50	5-15-2032	620,000	645,617
CoreCivic, Inc.	8.25	4-15-2029	1,475,000	1,561,316
GEO Group, Inc.	8.63	4-15-2029	450,000	467,813
GEO Group, Inc.	10.25	4-15-2031	450,000	479,742
Grand Canyon University	5.13	10-1-2028	1,000,000	937,140
Service Corp. International	5.75	10-15-2032	185,000	186,211
Sotheby’s/Bidfair Holdings, Inc.144A	5.88	6-1-2029	740,000	648,596
Upbound Group, Inc.144A	6.38	2-15-2029	455,000	440,501
				6,561,970
Food: 0.58%
B&G Foods, Inc.144A	8.00	9-15-2028	1,390,000	1,454,010
Performance Food Group, Inc.144A	6.13	9-15-2032	255,000	260,573
U.S. Foods, Inc.144A%%	5.75	4-15-2033	315,000	315,338
				2,029,921
Healthcare-services: 2.90%
CHS/Community Health Systems, Inc.144A	5.25	5-15-2030	750,000	690,229
CHS/Community Health Systems, Inc.144A	6.00	1-15-2029	475,000	461,125
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	290,000	319,576
Concentra Escrow Issuer Corp.144A	6.88	7-15-2032	700,000	736,059
DaVita, Inc.144A	6.88	9-1-2032	1,050,000	1,084,708
Eastern Maine Healthcare Systems	5.02	7-1-2036	1,000,000	940,985
IQVIA, Inc.144A	6.50	5-15-2030	760,000	792,944
ModivCare Escrow Issuer, Inc.144A	5.00	10-1-2029	515,000	320,696
MPH Acquisition Holdings LLC144A	5.50	9-1-2028	280,000	201,895
MPH Acquisition Holdings LLC144A	5.75	11-1-2028	935,000	428,332
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	575,000	556,911
Star Parent, Inc.144A	9.00	10-1-2030	730,000	783,713
Surgery Center Holdings, Inc.144A	7.25	4-15-2032	350,000	365,320
Tenet Healthcare Corp.	6.75	5-15-2031	1,490,000	1,553,133
Toledo Hospital	6.02	11-15-2048	1,000,000	927,500
				10,163,126
Household products/wares: 0.13%
Central Garden & Pet Co.	4.13	10-15-2030	490,000	455,528
The accompanying notes are an integral part of these financial statements.
8 | Allspring Diversified Income Builder Fund

Portfolio of investments—September 30, 2024

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals: 0.56%
AdaptHealth LLC144A	5.13%	3-1-2030	$1,000,000	$936,042
Endo Finance Holdings, Inc.144A	8.50	4-15-2031	965,000	1,034,030
				1,970,072
Energy: 6.74%
Energy-alternate sources: 0.54%
Enviva Partners LP/Enviva Partners Finance Corp.144A†	6.50	1-15-2026	2,460,000	104,550
TerraForm Power Operating LLC144A	5.00	1-31-2028	1,805,000	1,785,763
				1,890,313
Oil & gas: 1.37%
Aethon United BR LP/Aethon United Finance Corp.144A%%	7.50	10-1-2029	375,000	379,969
California Resources Corp.144A	8.25	6-15-2029	450,000	458,585
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	885,000	900,829
Encino Acquisition Partners Holdings LLC144A	8.75	5-1-2031	585,000	615,265
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	215,000	208,704
Hilcorp Energy I LP/Hilcorp Finance Co.144A	8.38	11-1-2033	220,000	237,182
Kraken Oil & Gas Partners LLC144A	7.63	8-15-2029	245,000	244,671
Murphy Oil Corp.%%	6.00	10-1-2032	440,000	434,133
Nabors Industries Ltd.144A	7.50	1-15-2028	360,000	337,301
Nabors Industries, Inc.144A	9.13	1-31-2030	950,000	979,733
				4,796,372
Oil & gas services: 0.77%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.63	9-1-2032	450,000	461,471
Bristow Group, Inc.144A	6.88	3-1-2028	1,520,000	1,500,446
Oceaneering International, Inc.	6.00	2-1-2028	760,000	761,456
				2,723,373
Pipelines: 4.06%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	6.63	2-1-2032	1,380,000	1,428,281
Buckeye Partners LP	5.85	11-15-2043	425,000	379,982
Buckeye Partners LP144A	6.88	7-1-2029	520,000	532,776
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50	6-15-2031	1,425,000	1,397,677
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	955,000	1,036,152
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	155,000	166,775
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50	11-15-2026	275,000	274,342
Harvest Midstream I LP144A	7.50	9-1-2028	965,000	987,509
Harvest Midstream I LP144A	7.50	5-15-2032	470,000	494,366
Hess Midstream Operations LP144A	5.50	10-15-2030	315,000	314,341
Hess Midstream Operations LP144A	6.50	6-1-2029	145,000	150,082
Kinetik Holdings LP144A	5.88	6-15-2030	975,000	981,641
Prairie Acquiror LP144A	9.00	8-1-2029	725,000	748,549
Rockies Express Pipeline LLC144A	6.88	4-15-2040	855,000	832,997
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	1,115,000	1,059,260
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 9

Portfolio of investments—September 30, 2024

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
Venture Global Calcasieu Pass LLC144A	6.25%	1-15-2030	$1,340,000	$1,404,670
Venture Global LNG, Inc.144A	8.38	6-1-2031	1,200,000	1,267,111
Venture Global LNG, Inc.144A	9.88	2-1-2032	355,000	394,473
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	370,000	375,043
				14,226,027
Financial: 8.39%
Banks: 2.45%
Bank of America Corp. Series RR (5 Year Treasury Constant Maturity+2.76%)ʊ±	4.38	1-27-2027	1,905,000	1,844,090
Citigroup, Inc. Series V (U.S. SOFR+3.23%)ʊ±	4.70	1-30-2025	1,000,000	994,685
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88	2-18-2026	815,000	784,418
Citizens Financial Group, Inc. Series F (5 Year Treasury Constant Maturity+5.31%)ʊ±	5.65	10-6-2025	2,000,000	1,993,205
Fifth Third Bancorp Series L (5 Year Treasury Constant Maturity+4.22%)ʊ±	4.50	9-30-2025	2,000,000	1,977,008
JPMorgan Chase & Co. Series HH (U.S. SOFR 3 Month+3.13%)ʊ±	4.60	2-1-2025	1,000,000	991,325
				8,584,731
Diversified financial services: 2.75%
Aircastle Ltd. Series A (5 Year Treasury Constant Maturity+4.41%)144Aʊ±	5.25	6-15-2026	1,090,000	1,081,816
Discover Financial Services Series C (U.S. SOFR 3 Month+3.34%)ʊ±	5.50	10-30-2027	235,000	224,673
Encore Capital Group, Inc.144A	9.25	4-1-2029	575,000	618,672
Jane Street Group/JSG Finance, Inc.144A	7.13	4-30-2031	515,000	545,673
Jefferies Finance LLC/JFIN Co-Issuer Corp.144A	5.00	8-15-2028	485,000	461,143
Jefferson Capital Holdings LLC144A	9.50	2-15-2029	425,000	453,769
Nationstar Mortgage Holdings, Inc.144A	6.50	8-1-2029	780,000	793,126
Nationstar Mortgage Holdings, Inc.144A	7.13	2-1-2032	610,000	637,053
Navient Corp.	5.00	3-15-2027	495,000	490,621
Navient Corp.	11.50	3-15-2031	350,000	399,850
OneMain Finance Corp.	9.00	1-15-2029	600,000	635,800
Oppenheimer Holdings, Inc.	5.50	10-1-2025	1,215,000	1,214,515
PRA Group, Inc.144A	5.00	10-1-2029	995,000	915,359
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.144A	4.00	10-15-2033	615,000	549,371
United Wholesale Mortgage LLC144A	5.50	4-15-2029	650,000	633,101
				9,654,542
Insurance: 1.07%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer144A	7.38	10-1-2032	545,000	552,549
AmWINS Group, Inc.144A	4.88	6-30-2029	305,000	292,462
AmWINS Group, Inc.144A	6.38	2-15-2029	445,000	455,857
AssuredPartners, Inc.144A	5.63	1-15-2029	615,000	592,070
BroadStreet Partners, Inc.144A	5.88	4-15-2029	525,000	500,906
The accompanying notes are an integral part of these financial statements.
10 | Allspring Diversified Income Builder Fund

Portfolio of investments—September 30, 2024

	Interest rate	Maturity date	Principal	Value
Insurance(continued)
HUB International Ltd.144A	5.63%	12-1-2029	$365,000	$357,989
HUB International Ltd.144A	7.25	6-15-2030	125,000	130,235
HUB International Ltd.144A	7.38	1-31-2032	840,000	867,380
				3,749,448
Investment Companies: 0.13%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	5-15-2027	175,000	167,692
Icahn Enterprises LP/Icahn Enterprises Finance Corp.144A	9.00	6-15-2030	270,000	272,232
				439,924
REITS: 1.99%
Brandywine Operating Partnership LP	8.88	4-12-2029	735,000	812,313
Iron Mountain, Inc.144A	4.50	2-15-2031	670,000	635,560
Iron Mountain, Inc.144A	5.25	7-15-2030	1,615,000	1,594,609
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	880,000	933,002
MPT Operating Partnership LP/MPT Finance Corp.	5.25	8-1-2026	310,000	295,168
Service Properties Trust	8.38	6-15-2029	750,000	749,157
Service Properties Trust144A	8.63	11-15-2031	1,035,000	1,125,520
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC144A	6.00	1-15-2030	235,000	200,436
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC144A	10.50	2-15-2028	595,000	635,107
				6,980,872
Industrial: 3.91%
Aerospace/defense: 0.35%
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	480,000	535,200
TransDigm, Inc.144A	6.63	3-1-2032	650,000	676,872
				1,212,072
Building materials: 0.74%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	1,130,000	1,143,467
CP Atlas Buyer, Inc.144A	7.00	12-1-2028	535,000	495,338
EMRLD Borrower LP/Emerald Co-Issuer, Inc.144A	6.63	12-15-2030	935,000	964,074
				2,602,879
Electrical components & equipment: 0.12%
WESCO Distribution, Inc.144A	6.63	3-15-2032	420,000	437,473
Electronics: 0.06%
Sensata Technologies, Inc.144A	6.63	7-15-2032	200,000	208,512
Hand/machine tools: 0.52%
Werner FinCo LP/Werner FinCo, Inc.144A	11.50	6-15-2028	635,000	699,422
Werner FinCo LP/Werner FinCo, Inc. (PIK at 5.75%)144A¥	14.50	10-15-2028	1,095,561	1,114,769
				1,814,191
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 11

Portfolio of investments—September 30, 2024

	Interest rate	Maturity date	Principal	Value
Machinery-diversified: 0.22%
Chart Industries, Inc.144A	7.50%	1-1-2030	$400,000	$421,570
Chart Industries, Inc.144A	9.50	1-1-2031	315,000	343,326
				764,896
Packaging & containers: 1.00%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	600,000	604,313
Clydesdale Acquisition Holdings, Inc.144A	6.88	1-15-2030	245,000	250,202
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	825,000	837,740
Mauser Packaging Solutions Holding Co.144A	7.88	4-15-2027	300,000	309,953
Owens-Brockway Glass Container, Inc.144A	7.25	5-15-2031	575,000	590,716
Owens-Brockway Glass Container, Inc.144A	7.38	6-1-2032	440,000	449,362
Sealed Air Corp./Sealed Air Corp. U.S.144A	7.25	2-15-2031	435,000	460,399
				3,502,685
Transportation: 0.20%
Genesee & Wyoming, Inc.144A	6.25	4-15-2032	700,000	719,845
Trucking & leasing: 0.70%
AerCap Global Aviation Trust (U.S. SOFR 3 Month+4.56%)144A±	6.50	6-15-2045	400,000	399,377
Fortress Transportation & Infrastructure Investors LLC144A	5.50	5-1-2028	560,000	557,660
Fortress Transportation & Infrastructure Investors LLC144A	7.00	5-1-2031	790,000	832,666
Fortress Transportation & Infrastructure Investors LLC144A	7.00	6-15-2032	310,000	325,407
Fortress Transportation and Infrastructure Investors LLC144A%%	5.88	4-15-2033	325,000	323,375
				2,438,485
Technology: 2.52%
Computers: 0.57%
Insight Enterprises, Inc.144A	6.63	5-15-2032	710,000	741,087
McAfee Corp.144A	7.38	2-15-2030	390,000	380,389
Seagate HDD Cayman	8.50	7-15-2031	805,000	878,489
				1,999,965
Office/business equipment: 0.20%
Zebra Technologies Corp.144A	6.50	6-1-2032	665,000	694,292
Semiconductors: 0.13%
Entegris, Inc.144A	5.95	6-15-2030	445,000	453,257
Software: 1.62%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	1,060,000	1,018,221
Cloud Software Group, Inc.144A	6.50	3-31-2029	925,000	920,344
Cloud Software Group, Inc.144A	8.25	6-30-2032	755,000	789,201
Cloud Software Group, Inc.144A	9.00	9-30-2029	1,165,000	1,185,516
Rocket Software, Inc.144A	9.00	11-28-2028	650,000	678,330
SS&C Technologies, Inc.144A	6.50	6-1-2032	1,045,000	1,080,326
				5,671,938
The accompanying notes are an integral part of these financial statements.
12 | Allspring Diversified Income Builder Fund

Portfolio of investments—September 30, 2024

	Interest rate	Maturity date	Principal		Value
Utilities: 2.58%
Electric: 2.58%
AES Corp. (5 Year Treasury Constant Maturity+3.20%)±	7.60%	1-15-2055		$750,000	$789,030
Alpha Generation LLC144A	6.75	10-15-2032		125,000	126,762
Edison International (5 Year Treasury Constant Maturity+3.86%)±	8.13	6-15-2053		650,000	682,504
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)144A±	7.63	12-15-2054		815,000	859,927
NextEra Energy Operating Partners LP144A	7.25	1-15-2029		780,000	822,416
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028		1,530,000	1,480,103
PG&E Corp.	5.25	7-1-2030		1,280,000	1,271,292
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055		325,000	340,884
Sempra (5 Year Treasury Constant Maturity+2.87%)±	4.13	4-1-2052		825,000	784,418
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026		745,000	760,499
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%)144Aʊ±	8.88	1-15-2029		420,000	450,394
Vistra Operations Co. LLC144A	7.75	10-15-2031		620,000	667,491
					9,035,720
Total corporate bonds and notes (Cost $150,655,320)					150,929,267
Foreign corporate bonds and notes: 4.33%
Financial: 4.33%
Banks: 4.33%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	3,000,000	3,222,568
AIB Group PLC (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+6.63%)ʊ±	6.25	6-23-2025	EUR	2,000,000	2,247,838
Banco Santander SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+4.53%)ʊ±	4.38	1-14-2026	EUR	3,000,000	3,251,788
CaixaBank SA (EURIBOR ICE Swap Rate 11:00am+5.14%)ʊ±	8.25	3-13-2029	EUR	1,400,000	1,695,035
Commerzbank AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+6.36%)ʊ±	6.13	10-9-2025	EUR	2,600,000	2,902,379
Credit Agricole SA (EURIBOR ICE Swap Rate 11:00am+4.44%)ʊ±	7.25	9-23-2028	EUR	1,600,000	1,874,766
					15,194,374
Total foreign corporate bonds and notes (Cost $15,741,550)					15,194,374

	Shares
Investment companies: 2.69%
Exchange-traded funds: 2.69%
iShares iBoxx $ High Yield Corporate Bond ETF	117,597	9,443,039
Total investment companies (Cost $9,046,549)		9,443,039
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 13

Portfolio of investments—September 30, 2024

	Interest rate	Maturity date	Principal	Value
Loans: 2.23%
Communications: 0.12%
Media: 0.12%
CSC Holdings LLC (U.S. SOFR 1 Month+4.50%)±	9.60%	1-18-2028	$185,000	$179,483
Hubbard Radio LLC (U.S. SOFR 1 Month+4.50%)±	9.35	9-30-2027	284,401	223,255
				402,738
Consumer, cyclical: 0.71%
Airlines: 0.09%
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	9.03	10-20-2027	298,225	303,519
Auto parts & equipment: 0.16%
First Brands Group LLC (U.S. SOFR 3 Month+5.00%)±	10.25	3-30-2027	556,745	550,136
Housewares: 0.09%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%)±	10.60	10-30-2029	327,938	329,784
Leisure time: 0.01%
Carnival Corp. (U.S. SOFR 1 Month+2.75%)±	7.60	8-8-2027	45,419	45,490
Retail: 0.36%
Chinos Intermediate 2 LLC (U.S. SOFR 3 Month+5.00%)‡±	13.00	9-26-2031	360,000	360,450
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	8.12	3-3-2028	705,000	669,412
PetSmart, Inc. (U.S. SOFR 1 Month+3.75%)±	8.70	2-11-2028	244,370	241,970
				1,271,832
Consumer, non-cyclical: 0.45%
Commercial services: 0.09%
GEO Group, Inc. (U.S. SOFR 1 Month+5.25%)±	10.10	4-13-2029	299,000	303,485
Healthcare-services: 0.36%
LifePoint Health, Inc. (U.S. SOFR 1 Month+4.00%)±	8.96	5-17-2031	134,663	134,614
LifePoint Health, Inc. (U.S. SOFR 3 Month+4.75%)±	10.05	11-16-2028	134,662	134,393
Modivcare Inc. (U.S. SOFR 3 Month+4.68%)±	10.08	7-1-2031	1,070,000	1,008,475
				1,277,482
Energy: 0.49%
Energy-alternate sources: 0.18%
Enviva Partners LP/Enviva Partners Finance Corp. (U.S. SOFR 3 Month+8.00%)±	13.02	12-13-2024	166,898	188,596
Enviva Partners LP/Enviva Partners Finance Corp. (U.S. SOFR 3 Month+8.00%)±	13.28	12-13-2024	166,899	168,289
Enviva Partners LP/Enviva Partners Finance Corp. (U.S. SOFR 3 Month+8.00%)±	13.30	12-13-2024	250,348	282,893
				639,778
Pipelines: 0.31%
GIP III Stetson I LP (U.S. SOFR 1 Month+3.50%)±	8.35	10-31-2028	824,129	823,099
Prairie ECI Acquiror LP (U.S. SOFR 1 Month+4.75%)±	9.60	8-1-2029	268,650	267,978
				1,091,077
The accompanying notes are an integral part of these financial statements.
14 | Allspring Diversified Income Builder Fund

Portfolio of investments—September 30, 2024

	Interest rate	Maturity date	Principal	Value
Financial: 0.41%
Diversified financial services: 0.11%
Resolute Investment Managers, Inc. (U.S. SOFR 3 Month+6.50%)‡±	11.17%	4-30-2027	$413,785	$379,647
Insurance: 0.30%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	8.21	12-23-2026	498,088	497,521
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	10.21	1-31-2028	209,029	195,404
Truist Insurance Holdings LLC (U.S. SOFR 3 Month+4.75%)±	9.35	5-6-2032	350,000	355,250
				1,048,175
Technology: 0.05%
Software: 0.05%
Rocket Software, Inc. (U.S. SOFR 1 Month+4.75%)±	9.60	11-28-2028	184,070	184,109
Total loans (Cost $7,802,125)				7,827,252
Municipal obligations: 3.59%
California: 0.53%
Education revenue: 0.31%
California PFA EEC, Inc. Series B144A	5.00	6-15-2031	990,000	953,337
California School Finance Authority Fenton Charter Public Schools Series B144A	4.25	7-1-2025	140,000	140,620
				1,093,957
Tobacco revenue: 0.22%
Golden State Tobacco Securitization Corp. Series A-1	4.21	6-1-2050	1,000,000	778,503
				1,872,460
Colorado: 0.13%
Health revenue: 0.13%
Denver Health & Hospital Authority Series B	5.15	12-1-2026	445,000	445,238
Florida: 0.44%
Education revenue: 0.13%
Florida Higher Educational Facilities Financial Authority Jacksonville University Series A-2144A	5.43	6-1-2027	465,000	468,723
Water & sewer revenue: 0.31%
Charlotte County IDA MSKP Town & Country Utility LLC Series B144A	5.00	10-1-2036	1,180,000	1,081,552
				1,550,275
Georgia: 0.06%
Health revenue: 0.06%
Development Authority of Cobb County Presbyterian Village Austell, Inc. Series B144A	5.75	12-1-2028	200,000	198,490
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 15

Portfolio of investments—September 30, 2024

	Interest rate	Maturity date	Principal	Value
Guam: 0.17%
Airport revenue: 0.17%
Antonio B Won Pat International Airport Authority Series A	4.46%	10-1-2043	$675,000	$587,151
Illinois: 0.36%
GO revenue: 0.36%
Chicago Board of Education Series E	6.04	12-1-2029	1,255,000	1,258,298
Indiana: 0.14%
Health revenue: 0.14%
County of Knox Good Samaritan Hospital Obligated Group Series B	5.90	4-1-2034	480,000	483,071
Iowa: 0.34%
Housing revenue: 0.34%
City of Coralville Series C	5.00	5-1-2030	1,200,000	1,200,291
Louisiana: 0.18%
Health revenue: 0.18%
Louisiana Local Government Environmental Facilities & CDA Glen Retirement System Obligated Group Series B	5.75	1-1-2029	630,000	618,790
New Jersey: 0.27%
Education revenue: 0.27%
New Jersey Educational Facilities Authority Georgian Court University A New Jersey Non Profit Corp. Series H	4.25	7-1-2028	1,000,000	957,197
New York: 0.18%
Education revenue: 0.08%
Yonkers Economic Development Corp. Charter School of Educational Excellence Series B	4.50	10-15-2024	275,000	274,886
Health revenue: 0.04%
Jefferson County Civic Facility Development Corp. Samaritan Medical Center Obligated Group Series B	4.25	11-1-2028	150,000	145,777
Utilities revenue: 0.06%
New York State Energy Research & Development Authority Series A	4.81	4-1-2034	195,000	194,443
				615,106
Oklahoma: 0.14%
Health revenue: 0.14%
Oklahoma Development Finance Authority OU Medicine Obligated Group Series C	5.45	8-15-2028	500,000	485,419
The accompanying notes are an integral part of these financial statements.
16 | Allspring Diversified Income Builder Fund

Portfolio of investments—September 30, 2024

	Interest rate	Maturity date	Principal	Value
Texas: 0.47%
Industrial development revenue: 0.47%
Port of Beaumont IDA Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series B144A	4.10%	1-1-2028	$700,000	$628,776
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series B144A	10.00	7-1-2026	1,000,000	1,031,500
				1,660,276
Wisconsin: 0.18%
Education revenue: 0.18%
PFA Burrell College of Osteopathic Medicine LLC144A	5.13	6-1-2028	635,000	633,741
Total municipal obligations (Cost $13,075,355)				12,565,803

	Dividend rate	Shares
Preferred stocks: 0.28%
Energy: 0.28%
Oil, gas & consumable fuels: 0.28%
Petroleo Brasileiro SA	0.10	146,063	965,495
Total preferred stocks (Cost $1,135,222)			965,495

	Interest rate		Principal
Yankee corporate bonds and notes: 10.48%
Basic materials: 0.16%
Chemicals: 0.16%
Braskem Netherlands Finance BV144A	4.50	1-31-2030	$635,000	566,185
Communications: 0.51%
Media: 0.16%
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	620,000	551,515
Telecommunications: 0.35%
Altice France SA144A	5.50	10-15-2029	245,000	171,583
Altice France SA144A	8.13	2-1-2027	415,000	339,359
Zegona Finance PLC144A	8.63	7-15-2029	665,000	709,888
				1,220,830
Consumer, cyclical: 2.06%
Airlines: 0.75%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	1,355,000	1,449,850
Latam Airlines Group SA144A	13.38	10-15-2027	555,000	612,202
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	9.50	6-1-2028	590,000	576,659
				2,638,711
Auto manufacturers: 0.16%
Aston Martin Capital Holdings Ltd.144A	10.00	3-31-2029	560,000	549,516
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 17

Portfolio of investments—September 30, 2024

	Interest rate	Maturity date	Principal	Value
Entertainment: 0.23%
Banijay Entertainment SAS144A	8.13%	5-1-2029	$755,000	$784,704
Leisure time: 0.92%
Carnival Corp.144A	6.00	5-1-2029	1,200,000	1,215,839
Royal Caribbean Cruises Ltd.144A	5.63	9-30-2031	200,000	202,625
Royal Caribbean Cruises Ltd.144A	6.00	2-1-2033	405,000	415,199
Royal Caribbean Cruises Ltd.144A	6.25	3-15-2032	1,350,000	1,400,408
				3,234,071
Consumer, non-cyclical: 0.70%
Cosmetics/Personal Care: 0.21%
Perrigo Finance Unlimited Co. Series USD	6.13	9-30-2032	735,000	740,674
Pharmaceuticals: 0.49%
Bausch Health Cos., Inc.144A	5.25	1-30-2030	655,000	366,800
Bausch Health Cos., Inc.144A	6.13	2-1-2027	735,000	663,830
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	600,000	687,902
				1,718,532
Energy: 1.25%
Oil & gas: 0.46%
Baytex Energy Corp.144A	8.50	4-30-2030	295,000	305,743
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	823,720	854,609
Saturn Oil & Gas, Inc.144A	9.63	6-15-2029	449,000	443,583
				1,603,935
Pipelines: 0.79%
Enbridge, Inc. (5 Year Treasury Constant Maturity+4.42%)±	7.63	1-15-2083	725,000	774,419
Northriver Midstream Finance LP144A	6.75	7-15-2032	1,070,000	1,104,365
South Bow Canadian Infrastructure Holdings Ltd. (5 Year Treasury Constant Maturity+3.95%)144A±	7.63	3-1-2055	875,000	906,807
				2,785,591
Financial: 4.73%
Banks: 4.14%
Banco del Estado de Chile (5 Year Treasury Constant Maturity+3.23%)144Aʊ±	7.95	5-2-2029	450,000	483,309
Bancolombia SA (5 Year Treasury Constant Maturity+4.32%)±	8.63	12-24-2034	305,000	327,433
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	330,000	352,132
Danske Bank AS (7 Year Treasury Constant Maturity+4.13%)ʊ±	7.00	6-26-2025	2,300,000	2,308,625
HSBC Holdings PLC (USD ICE Swap Rate 11:00am NY 5 Year+3.75%)ʊ±	6.00	5-22-2027	475,000	477,109
HSBC Holdings PLC (USD ICE Swap Rate 11:00am NY 5 Year+4.37%)ʊ±	6.38	3-30-2025	2,000,000	2,002,414
Intesa Sanpaolo SpA (5 Year USD Swap Rate+5.46%)144Aʊ±	7.70	9-17-2025	710,000	709,134
NatWest Group PLC (5 Year Treasury Constant Maturity+3.10%)ʊ±	4.60	6-28-2031	1,500,000	1,287,088
The accompanying notes are an integral part of these financial statements.
18 | Allspring Diversified Income Builder Fund

Portfolio of investments—September 30, 2024

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Skandinaviska Enskilda Banken AB (5 Year Treasury Constant Maturity+3.46%)ʊ±	5.13%	5-13-2025	$2,000,000	$1,985,500
Societe Generale SA (USD ICE Swap Rate 11:00am NY 5 Year+5.87%)144Aʊ±	8.00	9-29-2025	3,535,000	3,570,643
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	790,000	755,962
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+4.16%)144Aʊ±	7.75	4-12-2031	245,000	261,955
				14,521,304
Diversified financial services: 0.59%
AerCap Holdings NV (5 Year Treasury Constant Maturity+4.54%)±	5.88	10-10-2079	440,000	439,992
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	440,000	456,187
Castlelake Aviation Finance DAC144A	5.00	4-15-2027	740,000	741,893
GGAM Finance Ltd.144A	5.88	3-15-2030	210,000	210,275
Macquarie Airfinance Holdings Ltd.144A	6.50	3-26-2031	210,000	221,673
				2,070,020
Industrial: 0.86%
Aerospace/defense: 0.20%
Bombardier, Inc.144A	8.75	11-15-2030	625,000	686,296
Electronics: 0.29%
Sensata Technologies BV144A	4.00	4-15-2029	475,000	452,807
Sensata Technologies BV144A	5.88	9-1-2030	580,000	582,302
				1,035,109
Machinery-diversified: 0.13%
TK Elevator Holdco GmbH144A	7.63	7-15-2028	450,000	452,871
Packaging & containers: 0.24%
Trivium Packaging Finance BV144A	8.50	8-15-2027	825,000	826,994
Utilities: 0.21%
Electric: 0.21%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75	1-18-2082	800,000	747,503
Total yankee corporate bonds and notes (Cost $35,522,054)				36,734,361
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 19

Portfolio of investments—September 30, 2024

		Yield	Shares	Value
Short-term investments: 4.05%
Investment companies: 4.05%
Allspring Government Money Market Fund Select Class♠∞##		4.86%	14,205,284	$14,205,284
Total short-term investments (Cost $14,205,284)				14,205,284
Total investments in securities (Cost $324,256,214)	99.52%			348,868,435
Other assets and liabilities, net	0.48			1,676,400
Total net assets	100.00%			$350,544,835

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $0 (original an aggregate cost of $65,232), representing 0.00% of its net assets as of period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities and unfunded loans.

Abbreviations:
ADR	American depositary receipt
BDC	Business Development Company
CDA	Community Development Authority
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GO	General obligation
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
PFA	Public Finance Authority
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$11,367,286	$120,787,611	$(117,949,613)	$0	$0	$14,205,284	14,205,284	$718,227
The accompanying notes are an integral part of these financial statements.
20 | Allspring Diversified Income Builder Fund

Portfolio of investments—September 30, 2024

Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	15,009,595	EUR	13,450,000	Citibank N.A.	12-31-2024	$0	$(18,392)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	23	12-19-2024	$2,627,635	$2,628,469	$834	$0
Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
iShares MSCI EAFE ETF	Morgan Stanley Co.	(1,353)	$(11,771,100)	$87.00	10-4-2024	$(2,040)
iShares MSCI EAFE ETF	Morgan Stanley Co.	(853)	(7,335,800)	86.00	10-11-2024	(16,207)
iShares MSCI EAFE ETF	Morgan Stanley Co.	(868)	(7,551,600)	87.00	10-18-2024	(20,832)
iShares MSCI EAFE ETF	Morgan Stanley Co.	(1,041)	(9,369,000)	90.00	10-25-2024	(6,766)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(1,004)	(4,467,800)	44.50	10-4-2024	(122,488)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(409)	(1,860,950)	45.50	10-11-2024	(39,468)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(450)	(2,025,000)	45.00	10-11-2024	(59,625)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(410)	(1,886,000)	46.00	10-18-2024	(40,385)
Nasdaq 100 Stock Index	Morgan Stanley Co.	(2)	(3,930,000)	19,650.00	10-4-2024	(90,740)
Russell 2000 Index	Morgan Stanley Co.	(20)	(4,910,000)	2,455.00	10-4-2024	(3)
Russell 2000 Index	Morgan Stanley Co.	(16)	(3,728,000)	2,330.00	10-11-2024	(9,840)
Russell 2000 Index	Morgan Stanley Co.	(17)	(4,054,500)	2,385.00	10-18-2024	(6,120)
Russell 2000 Index	Morgan Stanley Co.	(28)	(6,692,000)	2,390.00	10-25-2024	(15,680)
S&P 500 Index	Morgan Stanley Co.	(7)	(4,102,000)	5,860.00	10-4-2024	(2,555)
S&P 500 Index	Morgan Stanley Co.	(23)	(13,800,000)	6,000.00	10-11-2024	(2,012)
S&P 500 Index	Morgan Stanley Co.	(20)	(12,280,000)	6,140.00	10-18-2024	(950)
S&P 500 Index	Morgan Stanley Co.	(21)	(12,915,000)	6,150.00	10-25-2024	(1,838)
SPDR Dow Jones Industrial Average ETF	Morgan Stanley Co.	(21)	(945,000)	450.00	10-18-2024	(179)
SPDR Dow Jones Industrial Average ETF	Morgan Stanley Co.	(45)	(1,957,500)	435.00	10-18-2024	(3,285)
						$(441,013)
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 21

Statement of assets and liabilities—September 30, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $310,050,930)	$334,663,151
Investments in affiliated securities, at value (cost $14,205,284)	14,205,284
Cash at broker segregated for futures contracts	117,000
Segregated cash for forward foreign currency contracts	283,037
Foreign currency, at value (cost $1,040)	989
Receivable for dividends and interest	4,152,423
Receivable for investments sold	2,001,566
Receivable for Fund shares sold	97,740
Unrealized gains on unfunded loan commitments	2,085
Prepaid expenses and other assets	128,655
Total assets	355,651,930
Liabilities
Payable for investments purchased	2,527,309
Payable for when-issued transactions	1,640,525
Written options, at value (premiums received $118,971)	441,013
Payable for Fund shares redeemed	143,445
Management fee payable	89,178
Administration fees payable	43,965
Shareholder servicing fee payable	39,355
Distribution fee payable	27,701
Unrealized losses on forward foreign currency contracts	18,392
Payable for daily variation margin on open futures contracts	10,422
Trustees’ fees and expenses payable	3,759
Overdraft due to custodian bank	3,559
Accrued expenses and other liabilities	118,472
Total liabilities	5,107,095
Commitments and contingent liabilities (see Note 6)
Total net assets	$350,544,835
Net assets consist of
Paid-in capital	$369,995,903
Total distributable loss	(19,451,068)
Total net assets	$350,544,835
The accompanying notes are an integral part of these financial statements.
22 | Allspring Diversified Income Builder Fund

Statement of assets and liabilities—September 30, 2024
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$144,904,052
Shares outstanding–Class A1	23,666,788
Net asset value per share–Class A	$6.12
Maximum offering price per share – Class A2	$6.49
Net assets–Class C	$44,857,380
Shares outstanding–Class C1	7,299,532
Net asset value per share–Class C	$6.15
Net assets–Class R6	$50,876,287
Shares outstanding–Class R6[1]	8,563,901
Net asset value per share–Class R6	$5.94
Net assets–Administrator Class	$2,669,616
Shares outstanding–Administrator Class[1]	449,317
Net asset value per share–Administrator Class	$5.94
Net assets–Institutional Class	$107,237,500
Shares outstanding–Institutional Class[1]	18,070,711
Net asset value per share–Institutional Class	$5.93
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 23

Statement of operations—year ended September 30, 2024
Statement of operations
Investment income
Interest (net of foreign withholding taxes of $592)	$15,828,565
Dividends (net of foreign withholdings taxes of $183,400)	4,215,121
Income from affiliated securities	718,227
Total investment income	20,761,913
Expenses
Management fee	1,931,118
Administration fees
Class A	282,184
Class C	99,984
Class R6	15,003
Administrator Class	2,451
Institutional Class	140,575
Shareholder servicing fees
Class A	352,358
Class C	124,723
Administrator Class	4,682
Distribution fee
Class C	374,166
Custody and accounting fees	25,997
Professional fees	92,942
Registration fees	80,453
Shareholder report expenses	29,953
Trustees’ fees and expenses	22,920
Dividends on securities sold short	6,515
Other fees and expenses	22,939
Total expenses	3,608,963
Less: Fee waivers and/or expense reimbursements
Fund-level	(835,550)
Class A	(4,726)
Net expenses	2,768,687
Net investment income	17,993,226
The accompanying notes are an integral part of these financial statements.
24 | Allspring Diversified Income Builder Fund

Statement of operations—year ended September 30, 2024
Statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	$15,651,078
Securities sold short	4,196
Foreign currency and foreign currency translations	(32,999)
Forward foreign currency contracts	(405,080)
Futures contracts	381,615
Swap contracts	18,397
Written options	(529,176)
Net realized gains on investments	15,088,031
Net change in unrealized gains (losses) on
Unaffiliated securities	30,800,903
Foreign currency and foreign currency translations	14,845
Forward foreign currency contracts	(116,065)
Futures contracts	66,754
Swap contracts	4,190
Written options	(389,084)
Unfunded loan commitments	2,085
Net change in unrealized gains (losses) on investments	30,383,628
Net realized and unrealized gains (losses) on investments	45,471,659
Net increase in net assets resulting from operations	$63,464,885
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 25

Statement of changes in net assets
Statement of changes in net assets
	Year ended September 30, 2024		Year ended September 30, 2023
Operations
Net investment income		$17,993,226		$17,845,850
Net realized gains (losses) on investments		15,088,031		(35,210,291)
Net change in unrealized gains (losses) on investments		30,383,628		56,943,012
Net increase in net assets resulting from operations		63,464,885		39,578,571
Distributions to shareholders from
Net investment income and net realized gains
Class A		(7,440,881)		(7,007,755)
Class C		(2,223,504)		(2,418,524)
Class R6		(2,932,729)		(2,692,147)
Administrator Class		(102,392)		(185,819)
Institutional Class		(6,212,196)		(6,329,195)
Total distributions to shareholders		(18,911,702)		(18,633,440)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,210,349	12,964,736	1,621,519	8,774,775
Class C	365,757	2,146,941	576,307	3,104,301
Class R6	980,987	5,546,494	184,462	958,209
Administrator Class	176,847	1,041,571	55,327	291,812
Institutional Class	4,965,366	27,888,036	4,051,329	21,512,127
		49,587,778		34,641,224
Reinvestment of distributions
Class A	1,164,562	6,797,603	1,185,752	6,408,586
Class C	368,827	2,154,985	430,383	2,333,739
Class R6	513,459	2,912,273	511,693	2,689,696
Administrator Class	17,994	102,054	35,174	184,487
Institutional Class	989,469	5,590,666	1,064,656	5,592,932
		17,557,581		17,209,440
Payment for shares redeemed
Class A	(5,232,684)	(30,330,257)	(7,738,824)	(41,838,907)
Class C	(3,483,570)	(20,347,129)	(4,271,012)	(23,166,340)
Class R6	(2,004,455)	(11,319,036)	(1,838,741)	(9,712,477)
Administrator Class	(101,501)	(575,861)	(678,478)	(3,616,675)
Institutional Class	(9,337,854)	(52,357,810)	(13,379,397)	(70,107,303)
		(114,930,093)		(148,441,702)
Net decrease in net assets resulting from capital share transactions		(47,784,734)		(96,591,038)
Total decrease in net assets		(3,231,551)		(75,645,907)
Net assets
Beginning of period		353,776,386		429,422,293
End of period		$350,544,835		$353,776,386
The accompanying notes are an integral part of these financial statements.
26 | Allspring Diversified Income Builder Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of period	$5.39	$5.14	$6.42	$5.95	$6.06
Net investment income	0.30 [1]	0.25 [1]	0.21 [1]	0.19 [1]	0.21
Net realized and unrealized gains (losses) on investments	0.74	0.26	(1.27)	0.49	(0.12)
Total from investment operations	1.04	0.51	(1.06)	0.68	0.09
Distributions to shareholders from
Net investment income	(0.31)	(0.26)	(0.22)	(0.21)	(0.20)
Net asset value, end of period	$6.12	$5.39	$5.14	$6.42	$5.95
Total return[2]	19.67%	9.95%	(16.86)%	11.58%	1.59%
Ratios to average net assets (annualized)
Gross expenses	1.08%*	1.18%	1.13%	1.08%	1.07%
Net expenses	0.84%*	0.84%	0.85%	0.85%	0.85%
Net investment income	5.09%*	4.56%	3.38%	3.07%	3.50%
Supplemental data
Portfolio turnover rate	67%	45%	86%	87%	39%
Net assets, end of period (000s omitted)	$144,904	$137,643	$156,487	$218,615	$213,551

*	Ratios include dividends on securities sold short in the amount of 0.00%.
[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 27

Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
Class C	2024	2023	2022	2021	2020
Net asset value, beginning of period	$5.41	$5.15	$6.44	$5.97	$6.07
Net investment income	0.25 [1]	0.21 [1]	0.17	0.15	0.17
Net realized and unrealized gains (losses) on investments	0.75	0.26	(1.28)	0.48	(0.11)
Total from investment operations	1.00	0.47	(1.11)	0.63	0.06
Distributions to shareholders from
Net investment income	(0.26)	(0.21)	(0.18)	(0.16)	(0.16)
Net asset value, end of period	$6.15	$5.41	$5.15	$6.44	$5.97
Total return[2]	18.88%	9.28%	(17.61)%	10.70%	0.98%
Ratios to average net assets (annualized)
Gross expenses	1.83%*	1.93%	1.87%	1.83%	1.82%
Net expenses	1.59%*	1.60%	1.60%	1.60%	1.60%
Net investment income	4.29%*	3.80%	2.61%	2.31%	2.75%
Supplemental data
Portfolio turnover rate	67%	45%	86%	87%	39%
Net assets, end of period (000s omitted)	$44,857	$54,373	$68,612	$103,956	$115,929

*	Ratios include dividends on securities sold short in the amount of 0.00%.
[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
28 | Allspring Diversified Income Builder Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
Class R6	2024	2023	2022	2021	2020
Net asset value, beginning of period	$5.24	$5.00	$6.26	$5.81	$5.91
Net investment income	0.31 [1]	0.26 [1]	0.24	0.23	0.22
Net realized and unrealized gains (losses) on investments	0.72	0.26	(1.25)	0.46	(0.09)
Total from investment operations	1.03	0.52	(1.01)	0.69	0.13
Distributions to shareholders from
Net investment income	(0.33)	(0.28)	(0.25)	(0.24)	(0.23)
Net asset value, end of period	$5.94	$5.24	$5.00	$6.26	$5.81
Total return[2]	20.18%	10.52%	(16.61)%	11.99%	2.25%
Ratios to average net assets (annualized)
Gross expenses	0.66%*	0.76%	0.70%	0.65%	0.64%
Net expenses	0.42%*	0.42%	0.42%	0.42%	0.42%
Net investment income	5.52%*	4.99%	3.83%	3.52%	3.89%
Supplemental data
Portfolio turnover rate	67%	45%	86%	87%	39%
Net assets, end of period (000s omitted)	$50,876	$47,557	$51,102	$47,544	$2,605

*	Ratios include dividends on securities sold short in the amount of 0.00%.
[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 29

Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
Administrator Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$5.24	$5.00	$6.26	$5.81	$5.91
Net investment income	0.29 [1]	0.24 [1]	0.21 [1]	0.19 [1]	0.21 [1]
Net realized and unrealized gains (losses) on investments	0.72	0.26	(1.24)	0.48	(0.10)
Total from investment operations	1.01	0.50	(1.03)	0.67	0.11
Distributions to shareholders from
Net investment income	(0.31)	(0.26)	(0.23)	(0.22)	(0.21)
Net asset value, end of period	$5.94	$5.24	$5.00	$6.26	$5.81
Total return[2]	19.76%	10.09%	(16.91)%	11.61%	1.89%
Ratios to average net assets (annualized)
Gross expenses	1.01%*	1.11%	1.04%	1.00%	0.99%
Net expenses	0.77%*	0.77%	0.77%	0.77%	0.77%
Net investment income	5.14%*	4.62%	3.43%	3.15%	3.57%
Supplemental data
Portfolio turnover rate	67%	45%	86%	87%	39%
Net assets, end of period (000s omitted)	$2,670	$1,866	$4,722	$7,486	$7,868

*	Ratios include dividends on securities sold short in the amount of 0.00%.
[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
30 | Allspring Diversified Income Builder Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$5.24	$5.00	$6.26	$5.80	$5.91
Net investment income	0.30 [1]	0.26 [1]	0.22 [1]	0.21	0.22 [1]
Net realized and unrealized gains (losses) on investments	0.72	0.25	(1.24)	0.48	(0.11)
Total from investment operations	1.02	0.51	(1.02)	0.69	0.11
Distributions to shareholders from
Net investment income	(0.33)	(0.27)	(0.24)	(0.23)	(0.22)
Net asset value, end of period	$5.93	$5.24	$5.00	$6.26	$5.80
Total return[2]	19.87%	10.41%	(16.69)%	12.08%	1.98%
Ratios to average net assets (annualized)
Gross expenses	0.76%*	0.85%	0.79%	0.75%	0.74%
Net expenses	0.52%*	0.52%	0.52%	0.52%	0.52%
Net investment income	5.37%*	4.87%	3.67%	3.40%	3.83%
Supplemental data
Portfolio turnover rate	67%	45%	86%	87%	39%
Net assets, end of period (000s omitted)	$107,238	$112,338	$148,499	$249,764	$254,963

*	Ratios include dividends on securities sold short in the amount of 0.00%.
[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 31

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Diversified Income Builder Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2024, such fair value pricing was not used in pricing foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options and swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade
32 | Allspring Diversified Income Builder Fund

Notes to financial statements
and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may also purchase call or put options. Premiums paid are included in the Statement of Assets and Liabilities as investments, the values of which are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized
Allspring Diversified Income Builder Fund | 33

Notes to financial statements
losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the  Portfolio of Investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are recorded as realized gains (losses) in the Statement of Operations when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
34 | Allspring Diversified Income Builder Fund

Notes to financial statements
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of September 30, 2024, the aggregate cost of all investments for federal income tax purposes was $325,878,899 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$32,010,421
Gross unrealized losses	(9,108,052)
Net unrealized gains	$22,902,369
As of September 30, 2024, the Fund had capital loss carryforwards which consist of $34,403,078 in short-term capital losses and $9,622,347 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Diversified Income Builder Fund | 35

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$206,370	$0	$206,370
Common stocks
Communication services	10,141,133	0	0	10,141,133
Consumer discretionary	8,392,794	0	0	8,392,794
Consumer staples	7,732,935	0	0	7,732,935
Energy	4,665,480	0	0	4,665,480
Financials	18,962,172	0	0	18,962,172
Health care	9,296,491	0	0	9,296,491
Industrials	11,056,020	0	0	11,056,020
Information technology	23,164,822	0	0	23,164,822
Investment Companies	0	14,593	0	14,593
Materials	1,409,039	0	0	1,409,039
Real estate	4,466,344	0	0	4,466,344
Utilities	1,495,367	0	0	1,495,367
Corporate bonds and notes	0	150,929,267	0	150,929,267
Foreign corporate bonds and notes	0	15,194,374	0	15,194,374
Investment companies	9,443,039	0	0	9,443,039
Loans	0	7,087,155	740,097	7,827,252
Municipal obligations	0	12,565,803	0	12,565,803
Preferred stocks
Energy	965,495	0	0	965,495
Yankee corporate bonds and notes	0	36,734,361	0	36,734,361
Short-term investments
Investment companies	14,205,284	0	0	14,205,284
	125,396,415	222,731,923	740,097	348,868,435
Futures contracts	834	0	0	834
Total assets	$125,397,249	$222,731,923	$740,097	$348,869,269
Liabilities
Forward foreign currency contracts	$0	$18,392	$0	$18,392
Written options	431,615	9,398	0	441,013
Total liabilities	$431,615	$27,790	$0	$459,405
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At September 30, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
36 | Allspring Diversified Income Builder Fund

Notes to financial statements
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.550%
Next $500 million	0.525
Next $2 billion	0.500
Next $2 billion	0.475
Next $5 billion	0.440
Over $10 billion	0.430
For the year ended September 30, 2024, the management fee was equivalent to an annual rate of 0.55% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of September 30, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.84%
Class C	1.59
Class R6	0.42
Administrator Class	0.77
Institutional Class	0.52
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended September 30, 2024, Allspring Funds Distributor received $2,497 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended September 30, 2024.
Allspring Diversified Income Builder Fund | 37

Notes to financial statements
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended September 30, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended September 30, 2024 were $225,539,137 and $261,117,968, respectively.
6.
COMMITMENTS
As of September 30, 2024, the Fund had the following unfunded loan commitments which are available until the maturity date:
	Unfunded commitments	Unrealized gain (loss)
Enviva Partners LP/Enviva Partners Finance Corp., 13.28%, 12-13-2024 Tranche B	$250,348	$2,085
Based on the nature of the terms of the loans and comparative market rates, the carrying amount of the unfunded loan commitments at September 30, 2024, approximates its fair value. If measured at fair value, the unfunded loan commitments would be categorized as Level 2 under the fair value hierarchy.
7.
DERIVATIVE TRANSACTIONS
During the year ended September 30, 2024,the Fund entered into futures contracts and written options for economic hedging purposes. The Fund also entered into forward foreign currency contracts for economic hedging purposes and entered into credit default swap contracts for hedging or cash management purposes.
The volume of the Fund’s derivative activity during the year ended September 30, 2024 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$1,126,362
Average contract amounts to sell	15,404,594
Futures contracts
Average notional balance on long futures	$5,656,873
Swap contracts
Average notional balance	$300,000
Written options
Average number of contracts written	6,178
The credit default swap transactions may contain provisions for early termination in the event the net assets of the Fund declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transactions in net liability positions.
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
38 | Allspring Diversified Income Builder Fund

Notes to financial statements
The fair value of derivative instruments as of September 30, 2024 by primary risk type was as follows for the Fund:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Asset derivatives
Futures contracts	$834 *	$0	$0	$834
Liability derivatives
Forward foreign currency contracts	$0	$0	$18,392	$18,392
Written options	0	441,013	0	441,013
	$0	$441,013	$18,392	$459,405

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of September 30, 2024 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the year ended September 30, 2024 was as follows:
	INTEREST RATE RISK	Credit risk	Equity risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$0	$(405,080)	$(405,080)
Futures contracts	381,615	0	0	0	381,615
Swap contracts	0	18,397	0	0	18,397
Written options	0	0	(529,176)	0	(529,176)
	$381,615	$18,397	$(529,176)	$(405,080)	$(534,244)
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$0	$(116,065)	$(116,065)
Futures contracts	66,754	0	0	0	66,754
Swap contracts	0	4,190	0	0	4,190
Written options	0	0	(389,084)	0	(389,084)
	$66,754	$4,190	$(389,084)	$(116,065)	$(434,205)
For certain types of derivative transactions, the Fund  has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund  to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund  under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Citibank N.A.	$18,392	$0	$(18,392)	$0
Morgan Stanley Co.	441,013	0	(441,013)	0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
8.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended September 30, 2024, there were no borrowings by the Fund under the agreement.
Allspring Diversified Income Builder Fund | 39

Notes to financial statements
9.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended September 30
	2024	2023
Ordinary income	$18,911,702	$18,633,440
As of September 30, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Unrealized gains	Capital loss carryforward
$1,671,210	$22,910,465	$(44,025,425)
10.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
40 | Allspring Diversified Income Builder Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Diversified Income Builder Fund (the Fund), one of the Funds constituting Allspring Funds Trust, including the portfolio of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian, transfer agent, agent banks and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
November 25, 2024
Allspring Diversified Income Builder Fund | 41

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 4% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended September 30, 2024.
Pursuant to Section 854 of the Internal Revenue Code, $2,060,288 of income dividends paid during the fiscal year ended September 30, 2024 has been designated as qualified dividend income (QDI).
For the fiscal year ended September 30, 2024, $9,505,423 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

42 | Allspring Diversified Income Builder Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Diversified Income Builder Fund | 43

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Diversified Income Builder Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

44 | Allspring Diversified Income Builder Fund

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, fair valuation designee, and derivatives risk management program manager. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was lower than the investment performance of its benchmark index, the Diversified Income Builder Blended Index, for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of these average rates for the Fund’s expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Allspring Diversified Income Builder Fund | 45

Other information (unaudited)
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

46 | Allspring Diversified Income Builder Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR4304 09-24

Allspring Diversified Capital Builder Fund
Long Form Financial Statements
Annual Report
September 30, 2024

Allspring Diversified Capital Builder Fund | 1

Portfolio of investments—September 30, 2024
Portfolio of investments

	Shares	Value
Common stocks: 84.18%
Communication services: 1.28%
Interactive media & services: 1.28%
Alphabet, Inc. Class A	120,000	$19,902,000
Consumer discretionary: 0.45%
Distributors: 0.45%
Genuine Parts Co.	50,000	6,984,000
Energy: 12.58%
Energy equipment & services: 3.65%
Baker Hughes Co. Class A	550,000	19,882,500
Schlumberger NV	880,000	36,916,000
		56,798,500
Oil, gas & consumable fuels: 8.93%
Cheniere Energy, Inc.	195,000	35,068,800
Devon Energy Corp.	400,000	15,648,000
EOG Resources, Inc.	180,000	22,127,400
EQT Corp.	110,000	4,030,400
ONEOK, Inc.	260,000	23,693,800
Targa Resources Corp.	260,000	38,482,600
		139,051,000
Health care: 5.36%
Biotechnology: 1.89%
BioMarin Pharmaceutical, Inc.†	100,000	7,029,000
Neurocrine Biosciences, Inc.†	195,000	22,467,900
		29,496,900
Health care providers & services: 1.91%
McKesson Corp.	60,000	29,665,200
Life sciences tools & services: 0.99%
IQVIA Holdings, Inc.†	65,000	15,403,050
Pharmaceuticals: 0.57%
Eli Lilly & Co.	10,000	8,859,400
Industrials: 20.37%
Aerospace & defense: 3.67%
Curtiss-Wright Corp.	88,000	28,924,720
HEICO Corp.	35,000	9,151,800
L3Harris Technologies, Inc.	80,000	19,029,600
		57,106,120
Commercial services & supplies: 2.46%
Cintas Corp.	80,000	16,470,400
Clean Harbors, Inc.†	90,000	21,753,900
		38,224,300
The accompanying notes are an integral part of these financial statements.
2 | Allspring Diversified Capital Builder Fund

Portfolio of investments—September 30, 2024

	Shares	Value
Electrical equipment: 5.04%
AMETEK, Inc.	145,000	$24,897,950
Eaton Corp. PLC	45,000	14,914,800
Emerson Electric Co.	315,000	34,451,550
Regal Rexnord Corp.	25,000	4,147,000
		78,411,300
Machinery: 4.86%
Crane Co.	64,000	10,129,920
IDEX Corp.	60,000	12,870,000
ITT, Inc.	95,000	14,203,450
Oshkosh Corp.	20,000	2,004,200
Parker-Hannifin Corp.	15,000	9,477,300
Timken Co.	320,000	26,972,800
		75,657,670
Professional services: 4.34%
Leidos Holdings, Inc.	415,000	67,645,000
Information technology: 40.30%
Communications equipment: 1.30%
Motorola Solutions, Inc.	45,000	20,233,350
Electronic equipment, instruments & components: 6.00%
Amphenol Corp. Class A	640,000	41,702,400
Crane NXT Co.	90,000	5,049,000
Jabil, Inc.	115,000	13,780,450
Teledyne Technologies, Inc.†	75,000	32,824,500
		93,356,350
IT services: 2.27%
International Business Machines Corp.	160,000	35,372,800
Semiconductors & semiconductor equipment: 20.42%
Advanced Micro Devices, Inc.†	400,000	65,632,000
Broadcom, Inc.	530,000	91,425,000
Marvell Technology, Inc.	560,000	40,387,200
Micron Technology, Inc.	565,000	58,596,150
NVIDIA Corp.	500,000	60,720,000
Synaptics, Inc.†	15,000	1,163,700
		317,924,050
Software: 10.31%
Adobe, Inc.†	55,000	28,477,900
ANSYS, Inc.†	45,000	14,338,350
Autodesk, Inc.†	110,000	30,302,800
Microsoft Corp.	150,000	64,545,000
Synopsys, Inc.†	45,000	22,787,550
		160,451,600
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Capital Builder Fund | 3

Portfolio of investments—September 30, 2024

	Shares	Value
Materials: 2.66%
Chemicals: 1.01%
Westlake Corp.	105,000	$15,780,450
Containers & packaging: 0.62%
AptarGroup, Inc.	60,000	9,611,400
Metals & mining: 1.03%
ATI, Inc.†	240,000	16,058,400
Real estate: 0.61%
Specialized REITs : 0.61%
Iron Mountain, Inc.	80,000	9,506,400
Utilities: 0.57%
Independent power and renewable electricity producers: 0.57%
Vistra Corp.	75,000	8,890,500
Total common stocks (Cost $827,520,812)		1,310,389,740

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 15.04%
Basic materials: 1.43%
Iron/steel: 1.43%
ATI, Inc.	7.25%	8-15-2030	$6,532,000	6,955,515
Cleveland-Cliffs, Inc.144A	6.75	4-15-2030	15,000,000	15,252,742
				22,208,257
Consumer, cyclical: 0.37%
Retail: 0.37%
Genuine Parts Co.	6.88	11-1-2033	5,000,000	5,738,077
Consumer, non-cyclical: 4.35%
Commercial services: 0.67%
AMN Healthcare, Inc.144A	4.00	4-15-2029	1,000,000	934,826
AMN Healthcare, Inc.144A	4.63	10-1-2027	1,000,000	977,485
Valvoline, Inc.144A	3.63	6-15-2031	9,495,000	8,496,963
				10,409,274
Food: 0.90%
Post Holdings, Inc.144A	4.50	9-15-2031	8,435,000	7,880,046
Post Holdings, Inc.144A	6.25	2-15-2032	4,000,000	4,118,832
Post Holdings, Inc.144A	6.38	3-1-2033	2,000,000	2,032,636
				14,031,514
Healthcare-products: 0.32%
Hologic, Inc.144A	3.25	2-15-2029	5,440,000	5,067,893
Healthcare-services: 1.99%
Charles River Laboratories International, Inc.144A	4.00	3-15-2031	9,200,000	8,481,071
DaVita, Inc.144A	4.63	6-1-2030	10,550,000	10,057,264
The accompanying notes are an integral part of these financial statements.
4 | Allspring Diversified Capital Builder Fund

Portfolio of investments—September 30, 2024

	Interest rate	Maturity date	Principal	Value
Healthcare-services(continued)
Encompass Health Corp.	4.63%	4-1-2031	$5,500,000	$5,266,527
IQVIA, Inc.144A	6.50	5-15-2030	6,884,000	7,182,408
				30,987,270
Household products/wares: 0.47%
ACCO Brands Corp.144A	4.25	3-15-2029	2,000,000	1,872,316
Spectrum Brands, Inc.144A	3.88	3-15-2031	6,200,000	5,428,058
				7,300,374
Financial: 1.35%
REITS: 1.35%
Iron Mountain, Inc.144A	4.50	2-15-2031	12,350,000	11,715,172
SBA Communications Corp.	3.13	2-1-2029	10,000,000	9,242,948
				20,958,120
Industrial: 4.65%
Aerospace/defense: 0.83%
TransDigm, Inc.	4.63	1-15-2029	9,000,000	8,690,720
TransDigm, Inc.144A	6.63	3-1-2032	4,000,000	4,165,368
				12,856,088
Electronics: 0.54%
TTM Technologies, Inc.144A	4.00	3-1-2029	8,890,000	8,423,727
Engineering & construction: 0.60%
Dycom Industries, Inc.144A	4.50	4-15-2029	9,720,000	9,382,960
Environmental control: 1.04%
Clean Harbors, Inc.144A	6.38	2-1-2031	14,500,000	14,854,061
Stericycle, Inc.144A	3.88	1-15-2029	1,310,000	1,305,175
				16,159,236
Machinery-diversified: 0.73%
Esab Corp.144A	6.25	4-15-2029	11,015,000	11,313,044
Packaging & containers: 0.91%
Ball Corp.	2.88	8-15-2030	7,000,000	6,230,101
Sealed Air Corp.144A	5.00	4-15-2029	5,000,000	4,924,367
Sealed Air Corp./Sealed Air Corp. U.S.144A	6.13	2-1-2028	3,000,000	3,050,226
				14,204,694
Technology: 1.60%
Computers: 0.92%
Gartner, Inc.144A	3.63	6-15-2029	4,350,000	4,151,710
Seagate HDD Cayman	3.13	7-15-2029	1,500,000	1,352,235
Seagate HDD Cayman	4.09	6-1-2029	3,488,000	3,349,444
Seagate HDD Cayman	8.50	7-15-2031	5,000,000	5,456,453
				14,309,842
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Capital Builder Fund | 5

Portfolio of investments—September 30, 2024

	Interest rate	Maturity date	Principal	Value
Semiconductors: 0.68%
Synaptics, Inc.144A	4.00%	6-15-2029	$11,185,000	$10,595,123
Utilities: 1.29%
Electric: 1.29%
NRG Energy, Inc.144A	5.25	6-15-2029	1,000,000	996,680
Vistra Operations Co. LLC144A	4.38	5-1-2029	12,000,000	11,614,526
Vistra Operations Co. LLC144A	7.75	10-15-2031	7,000,000	7,536,186
				20,147,392
Total corporate bonds and notes (Cost $237,052,186)				234,092,885
Yankee corporate bonds and notes: 0.38%
Basic materials: 0.21%
Chemicals: 0.21%
Methanex Corp.	5.25	12-15-2029	3,293,000	3,250,856
Industrial: 0.17%
Electronics: 0.17%
Sensata Technologies BV144A	4.00	4-15-2029	2,880,000	2,745,440
Total yankee corporate bonds and notes (Cost $6,277,298)				5,996,296

		Yield	Shares
Short-term investments: 0.11%
Investment companies: 0.11%
Allspring Government Money Market Fund Select Class♠∞		4.86	1,654,794	1,654,794
Total short-term investments (Cost $1,654,794)				1,654,794
Total investments in securities (Cost $1,072,505,090)	99.71%			1,552,133,715
Other assets and liabilities, net	0.29			4,534,146
Total net assets	100.00%			$1,556,667,861

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
6 | Allspring Diversified Capital Builder Fund

Portfolio of investments—September 30, 2024

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$19,374,619	$283,081,615	$(300,801,440)	$0	$0	$1,654,794	1,654,794	$238,115
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Capital Builder Fund | 7

Statement of assets and liabilities—September 30, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $1,070,850,296)	$1,550,478,921
Investments in affiliated securities, at value (cost $1,654,794)	1,654,794
Receivable for dividends and interest	3,996,738
Receivable for Fund shares sold	2,312,439
Prepaid expenses and other assets	143,449
Total assets	1,558,586,341
Liabilities
Management fee payable	744,735
Payable for Fund shares redeemed	650,980
Administration fees payable	213,086
Shareholder servicing fee payable	186,237
Distribution fee payable	83,230
Trustees’ fees and expenses payable	1,403
Dividends payable	184
Accrued expenses and other liabilities	38,625
Total liabilities	1,918,480
Total net assets	$1,556,667,861
Net assets consist of
Paid-in capital	$1,010,204,946
Total distributable earnings	546,462,915
Total net assets	$1,556,667,861
Computation of net asset value and offering price per share
Net assets–Class A	$782,252,064
Shares outstanding–Class A1	55,801,235
Net asset value per share–Class A	$14.02
Maximum offering price per share – Class A2	$14.88
Net assets–Class C	$138,491,232
Shares outstanding–Class C1	9,953,076
Net asset value per share–Class C	$13.91
Net assets–Administrator Class	$9,668,935
Shares outstanding–Administrator Class[1]	689,195
Net asset value per share–Administrator Class	$14.03
Net assets–Institutional Class	$626,255,630
Shares outstanding–Institutional Class[1]	45,094,943
Net asset value per share–Institutional Class	$13.89
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
8 | Allspring Diversified Capital Builder Fund

Statement of operations—year ended September 30, 2024
Statement of operations
Investment income
Interest	$10,946,060
Dividends (net of foreign withholdings taxes of $13,907)	10,528,427
Income from affiliated securities	238,115
Total investment income	21,712,602
Expenses
Management fee	7,989,758
Administration fees
Class A	1,401,482
Class C	248,957
Administrator Class	12,006
Institutional Class	626,953
Shareholder servicing fees
Class A	1,751,373
Class C	311,153
Administrator Class	23,088
Distribution fee
Class C	933,335
Custody and accounting fees	41,289
Professional fees	66,329
Registration fees	36,409
Shareholder report expenses	52,417
Trustees’ fees and expenses	25,648
Other fees and expenses	59,462
Total expenses	13,579,659
Less: Fee waivers and/or expense reimbursements
Fund-level	(1,878)
Class A	(28,811)
Class C	(18)
Administrator Class	(124)
Net expenses	13,548,828
Net investment income	8,163,774
Realized and unrealized gains (losses) on investments
Net realized gains on investments	72,873,243
Net change in unrealized gains (losses) on investments	293,483,296
Net realized and unrealized gains (losses) on investments	366,356,539
Net increase in net assets resulting from operations	$374,520,313
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Capital Builder Fund | 9

Statement of changes in net assets
Statement of changes in net assets
	Year ended September 30, 2024		Year ended September 30, 2023
Operations
Net investment income		$8,163,774		$10,446,074
Net realized gains on investments		72,873,243		51,953,014
Net change in unrealized gains (losses) on investments		293,483,296		121,947,084
Net increase in net assets resulting from operations		374,520,313		184,346,172
Distributions to shareholders from
Net investment income and net realized gains
Class A		(36,792,729)		(65,626,762)
Class C		(5,986,522)		(11,368,684)
Administrator Class		(538,916)		(886,041)
Institutional Class		(23,341,499)		(37,216,908)
Total distributions to shareholders		(66,659,666)		(115,098,395)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	6,511,330	82,229,398	2,356,347	25,592,345
Class C	2,295,375	29,292,969	1,107,737	11,941,492
Administrator Class	381,476	4,849,025	148,783	1,644,524
Institutional Class	19,879,539	250,576,773	5,599,746	60,537,183
		366,948,165		99,715,544
Reinvestment of distributions
Class A	3,057,299	35,030,112	5,952,319	62,386,181
Class C	523,170	5,886,415	1,075,440	11,190,077
Administrator Class	46,847	537,223	84,169	883,153
Institutional Class	1,846,063	21,209,679	3,324,215	34,590,783
		62,663,429		109,050,194
Payment for shares redeemed
Class A	(6,718,383)	(84,564,975)	(7,352,031)	(79,844,349)
Class C	(2,551,979)	(32,096,294)	(2,295,738)	(24,787,554)
Administrator Class	(493,567)	(6,310,280)	(205,960)	(2,238,564)
Institutional Class	(6,914,272)	(85,814,956)	(7,116,503)	(76,424,780)
		(208,786,505)		(183,295,247)
Net increase in net assets resulting from capital share transactions		220,825,089		25,470,491
Total increase in net assets		528,685,736		94,718,268
Net assets
Beginning of period		1,027,982,125		933,263,857
End of period		$1,556,667,861		$1,027,982,125
The accompanying notes are an integral part of these financial statements.
10 | Allspring Diversified Capital Builder Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.01	$10.29	$12.64	$10.88	$10.71
Net investment income	0.07 [1]	0.11	0.10 [1]	0.09	0.11
Net realized and unrealized gains (losses) on investments	3.63	1.89	(1.50)	1.87	0.63
Total from investment operations	3.70	2.00	(1.40)	1.96	0.74
Distributions to shareholders from
Net investment income	(0.07)	(0.11)	(0.10)	(0.10)	(0.13)
Net realized gains	(0.62)	(1.17)	(0.85)	(0.10)	(0.44)
Total distributions to shareholders	(0.69)	(1.28)	(0.95)	(0.20)	(0.57)
Net asset value, end of period	$14.02	$11.01	$10.29	$12.64	$10.88
Total return[2]	35.05%	20.16%	(12.45)%	18.18%	7.26%
Ratios to average net assets (annualized)
Gross expenses	1.08%	1.11%	1.11%	1.11%	1.11%
Net expenses	1.07%	1.11%	1.10%	1.11%	1.11%
Net investment income	0.57%	0.99%	0.77%	0.76%	1.09%
Supplemental data
Portfolio turnover rate	30%	38%	19%	28%	44%
Net assets, end of period (000s omitted)	$782,252	$583,064	$534,863	$657,696	$601,951

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Capital Builder Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
Class C	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.96	$10.24	$12.58	$10.86	$10.69
Net investment income (loss)	(0.02)[1]	0.02	0.00 [1,2]	0.00 [1,2]	0.03
Net realized and unrealized gains (losses) on investments	3.59	1.89	(1.48)	1.86	0.63
Total from investment operations	3.57	1.91	(1.48)	1.86	0.66
Distributions to shareholders from
Net investment income	(0.00)	(0.02)	(0.01)	(0.04)	(0.05)
Net realized gains	(0.62)	(1.17)	(0.85)	(0.10)	(0.44)
Total distributions to shareholders	(0.62)	(1.19)	(0.86)	(0.14)	(0.49)
Net asset value, end of period	$13.91	$10.96	$10.24	$12.58	$10.86
Total return[3]	33.96%	19.36%	(13.12)%	17.25%	6.44%
Ratios to average net assets (annualized)
Gross expenses	1.83%	1.86%	1.85%	1.86%	1.86%
Net expenses	1.83%	1.86%	1.85%	1.86%	1.86%
Net investment income (loss)	(0.18)%	0.24%	0.02%	0.01%	0.34%
Supplemental data
Portfolio turnover rate	30%	38%	19%	28%	44%
Net assets, end of period (000s omitted)	$138,491	$106,152	$100,367	$127,209	$121,947

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Diversified Capital Builder Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
Administrator Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.02	$10.30	$12.64	$10.89	$10.72
Net investment income	0.08 [1]	0.11	0.11 [1]	0.10 [1]	0.12 [1]
Net realized and unrealized gains (losses) on investments	3.63	1.89	(1.49)	1.86	0.63
Total from investment operations	3.71	2.00	(1.38)	1.96	0.75
Distributions to shareholders from
Net investment income	(0.08)	(0.11)	(0.11)	(0.11)	(0.14)
Net realized gains	(0.62)	(1.17)	(0.85)	(0.10)	(0.44)
Total distributions to shareholders	(0.70)	(1.28)	(0.96)	(0.21)	(0.58)
Net asset value, end of period	$14.03	$11.02	$10.30	$12.64	$10.89
Total return[2]	35.14%	20.24%	(12.30)%	18.17%	7.33%
Ratios to average net assets (annualized)
Gross expenses	1.01%	1.03%	1.03%	1.03%	1.03%
Net expenses	1.01%	1.03%	1.03%	1.03%	1.03%
Net investment income	0.64%	1.07%	0.86%	0.84%	1.19%
Supplemental data
Portfolio turnover rate	30%	38%	19%	28%	44%
Net assets, end of period (000s omitted)	$9,669	$8,314	$7,489	$8,234	$6,429

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Capital Builder Fund | 13

Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.91	$10.20	$12.54	$10.79	$10.64
Net investment income	0.11 [1]	0.14	0.13 [1]	0.13	0.14
Net realized and unrealized gains (losses) on investments	3.60	1.88	(1.48)	1.86	0.62
Total from investment operations	3.71	2.02	(1.35)	1.99	0.76
Distributions to shareholders from
Net investment income	(0.11)	(0.14)	(0.14)	(0.14)	(0.17)
Net realized gains	(0.62)	(1.17)	(0.85)	(0.10)	(0.44)
Total distributions to shareholders	(0.73)	(1.31)	(0.99)	(0.24)	(0.61)
Net asset value, end of period	$13.89	$10.91	$10.20	$12.54	$10.79
Total return[2]	35.50%	20.62%	(12.19)%	18.51%	7.48%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.78%	0.78%	0.78%	0.78%
Net expenses	0.76%	0.78%	0.77%	0.78%	0.78%
Net investment income	0.89%	1.32%	1.10%	1.09%	1.42%
Supplemental data
Portfolio turnover rate	30%	38%	19%	28%	44%
Net assets, end of period (000s omitted)	$626,256	$330,452	$290,545	$358,519	$319,229

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Diversified Capital Builder Fund

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Diversified Capital Builder Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis.  Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
Allspring Diversified Capital Builder Fund | 15

Notes to financial statements
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of September 30, 2024, the aggregate cost of all investments for federal income tax purposes was $1,072,524,028 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$500,075,672
Gross unrealized losses	(20,465,985)
Net unrealized gains	$479,609,687
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$19,902,000	$0	$0	$19,902,000
Consumer discretionary	6,984,000	0	0	6,984,000
Energy	195,849,500	0	0	195,849,500
Health care	83,424,550	0	0	83,424,550
Industrials	317,044,390	0	0	317,044,390
Information technology	627,338,150	0	0	627,338,150
Materials	41,450,250	0	0	41,450,250
Real estate	9,506,400	0	0	9,506,400
Utilities	8,890,500	0	0	8,890,500
Corporate bonds and notes	0	234,092,885	0	234,092,885
Yankee corporate bonds and notes	0	5,996,296	0	5,996,296
Short-term investments
Investment companies	1,654,794	0	0	1,654,794
Total assets	$1,312,044,534	$240,089,181	$0	$1,552,133,715
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At September 30, 2024, the Fund did not have any transfers into/out of Level 3.
16 | Allspring Diversified Capital Builder Fund

Notes to financial statements
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.650%
Next $500 million	0.600
Next $2 billion	0.550
Next $2 billion	0.525
Next $5 billion	0.490
Over $10 billion	0.480
For the year ended September 30, 2024, the management fee was equivalent to an annual rate of 0.61% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of September 30, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.11%
Class C	1.86
Administrator Class	1.05
Institutional Class	0.78
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
Allspring Diversified Capital Builder Fund | 17

Notes to financial statements
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended September 30, 2024, Allspring Funds Distributor received $53,860 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended September 30, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended September 30, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended September 30, 2024 were $567,614,808 and $390,598,524, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended September 30, 2024, there were no borrowings by the Fund under the agreement.
7.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended September 30
	2024	2023
Ordinary income	$8,242,285	$10,306,672
Long-term capital gain	58,417,381	104,791,723
As of September 30, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Undistributed long-term gain	Unrealized gains
$551,751	$66,362,049	$479,609,687
8.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
18 | Allspring Diversified Capital Builder Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Diversified Capital Builder Fund (the Fund), one of the Funds constituting Allspring Funds Trust, including the portfolio of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
November 25, 2024
Allspring Diversified Capital Builder Fund | 19

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 100% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended September 30, 2024.
Pursuant to Section 852 of the Internal Revenue Code, $58,417,381 was designated as a 20% rate gain distribution for the fiscal year ended
September 30, 2024.
Pursuant to Section 854 of the Internal Revenue Code, $8,242,100 of income dividends paid during the fiscal year ended September 30, 2024 has been designated as qualified dividend income (QDI).
For the fiscal year ended September 30, 2024, $3,860,192 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

20 | Allspring Diversified Capital Builder Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Diversified Capital Builder Fund | 21

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Diversified Capital Builder Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

22 | Allspring Diversified Capital Builder Fund

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Diversified Capital Builder Blended Index, for the three- and ten-year periods under review, and lower for the one- and five-year periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratio of the Fund was lower than or in range of the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Allspring Diversified Capital Builder Fund | 23

Other information (unaudited)
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

24 | Allspring Diversified Capital Builder Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
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NCSR4324 09-24

Allspring Common Stock Fund
Long Form Financial Statements
Annual Report
September 30, 2024

Allspring Common Stock Fund | 1

Portfolio of investments—September 30, 2024
Portfolio of investments

	Shares	Value
Common stocks: 98.15%
Communication services: 0.39%
Interactive media & services: 0.39%
Bumble, Inc. Class A†	484,527	$3,091,282
Consumer discretionary: 9.75%
Automobile components: 1.06%
Gentherm, Inc.†	183,008	8,519,022
Distributors: 0.58%
LKQ Corp.	115,427	4,607,846
Diversified consumer services: 1.28%
Service Corp. International	130,234	10,279,370
Hotels, restaurants & leisure: 1.32%
Planet Fitness, Inc. Class A†	129,926	10,552,590
Household durables: 1.62%
Mohawk Industries, Inc.†	80,404	12,919,315
Specialty retail: 3.89%
Burlington Stores, Inc.†	42,388	11,168,390
Leslie’s, Inc.†	2,086,906	6,594,623
National Vision Holdings, Inc.†	314,775	3,434,195
Revolve Group, Inc.†	398,919	9,885,213
		31,082,421
Consumer staples: 2.63%
Food products: 1.30%
Nomad Foods Ltd.	546,134	10,409,314
Household products: 1.33%
Church & Dwight Co., Inc.	101,751	10,655,365
Financials: 16.02%
Banks: 5.30%
Ameris Bancorp	132,429	8,262,245
Pinnacle Financial Partners, Inc.	93,684	9,178,222
Prosperity Bancshares, Inc.	112,214	8,087,263
Webster Financial Corp.	178,045	8,298,677
Wintrust Financial Corp.	78,655	8,536,427
		42,362,834
Capital markets: 2.24%
Cboe Global Markets, Inc.	38,897	7,968,828
Raymond James Financial, Inc.	81,277	9,953,182
		17,922,010
Financial services: 1.49%
Essent Group Ltd.	184,722	11,875,778
The accompanying notes are an integral part of these financial statements.
2 | Allspring Common Stock Fund

Portfolio of investments—September 30, 2024

	Shares	Value
Insurance: 6.99%
Arch Capital Group Ltd.†	122,557	$13,711,677
Axis Capital Holdings Ltd.	166,715	13,272,181
First American Financial Corp.	187,175	12,355,422
HCI Group, Inc.	39,659	4,245,892
Reinsurance Group of America, Inc.	56,572	12,325,342
		55,910,514
Health care: 12.80%
Health care equipment & supplies: 4.11%
Haemonetics Corp.†	127,237	10,227,310
Integer Holdings Corp.†	83,725	10,884,250
LivaNova PLC†	223,799	11,758,400
		32,869,960
Health care providers & services: 2.82%
HealthEquity, Inc.†	183,258	14,999,667
Humana, Inc.	23,741	7,519,725
		22,519,392
Health care technology: 0.24%
Schrodinger, Inc.†	102,688	1,904,862
Life sciences tools & services: 5.63%
Azenta, Inc.†	228,713	11,078,858
Bio-Rad Laboratories, Inc. Class A†	43,958	14,707,468
Bruker Corp.	151,604	10,469,772
Charles River Laboratories International, Inc.†	44,513	8,767,725
		45,023,823
Industrials: 19.98%
Aerospace & defense: 1.89%
Melrose Industries PLC	2,474,549	15,076,146
Building products: 4.58%
AAON, Inc.	101,201	10,913,516
AZEK Co., Inc. Class A†	210,841	9,867,359
Carlisle Cos., Inc.	35,104	15,788,024
		36,568,899
Commercial services & supplies: 0.94%
Republic Services, Inc. Class A	37,260	7,483,298
Construction & engineering: 1.22%
API Group Corp.†	295,875	9,769,792
Electrical equipment: 3.35%
Atkore, Inc.	105,761	8,962,187
Regal Rexnord Corp.	107,633	17,854,162
		26,816,349
The accompanying notes are an integral part of these financial statements.
Allspring Common Stock Fund | 3

Portfolio of investments—September 30, 2024

	Shares	Value
Machinery: 1.06%
Ingersoll Rand, Inc.	86,225	$8,463,846
Professional services: 4.82%
CACI International, Inc. Class A†	13,222	6,671,292
Dun & Bradstreet Holdings, Inc.	966,425	11,123,552
TransUnion	99,364	10,403,411
WNS Holdings Ltd.†	196,663	10,366,107
		38,564,362
Trading companies & distributors: 2.12%
Air Lease Corp. Class A	250,853	11,361,132
United Rentals, Inc.	6,930	5,611,429
		16,972,561
Information technology: 17.22%
Electronic equipment, instruments & components: 3.72%
Littelfuse, Inc.	48,810	12,946,852
Teledyne Technologies, Inc.†	38,333	16,776,821
		29,723,673
IT services: 1.37%
Okta, Inc.†	147,819	10,988,865
Semiconductors & semiconductor equipment: 3.75%
Marvell Technology, Inc.	222,638	16,056,652
ON Semiconductor Corp.†	191,252	13,886,808
		29,943,460
Software: 8.38%
CCC Intelligent Solutions Holdings, Inc.†	961,016	10,619,227
Dynatrace, Inc.†	236,394	12,639,987
PagerDuty, Inc.†	472,081	8,757,102
Q2 Holdings, Inc.†	146,134	11,657,109
QXO, Inc.†	622,780	9,821,241
Riskified Ltd. Class A†	763,696	3,612,282
Sprinklr, Inc. Class A†	429,790	3,322,277
SPS Commerce, Inc.†	33,735	6,550,325
		66,979,550
Materials: 10.14%
Chemicals: 4.91%
Ashland, Inc.	135,492	11,783,739
Olin Corp.	262,110	12,576,038
Westlake Corp.	99,375	14,935,069
		39,294,846
The accompanying notes are an integral part of these financial statements.
4 | Allspring Common Stock Fund

Portfolio of investments—September 30, 2024

	Shares	Value
Containers & packaging: 2.83%
Crown Holdings, Inc.	132,528	$12,706,785
International Paper Co.	203,224	9,927,492
		22,634,277
Metals & mining: 1.21%
Commercial Metals Co.	175,602	9,651,086
Paper & forest products: 1.19%
Louisiana-Pacific Corp.	88,390	9,498,389
Real estate: 9.22%
Industrial REITs : 1.71%
Terreno Realty Corp.	204,694	13,679,700
Residential REITs : 4.30%
American Homes 4 Rent Class A	215,117	8,258,342
Mid-America Apartment Communities, Inc.	71,206	11,314,633
Sun Communities, Inc.	109,399	14,785,275
		34,358,250
Specialized REITs : 3.21%
CubeSmart	196,201	10,561,500
SBA Communications Corp. Class A	62,622	15,073,115
		25,634,615
Total common stocks (Cost $576,252,993)		784,607,662
Investment companies: 1.47%
Exchange-traded funds: 1.47%
SPDR S&P Biotech ETF	118,550	11,712,740
Total investment companies (Cost $6,461,422)		11,712,740

		Yield
Short-term investments: 0.53%
Investment companies: 0.53%
Allspring Government Money Market Fund Select Class♠∞		4.86%	4,265,814	4,265,814
Total short-term investments (Cost $4,265,814)				4,265,814
Total investments in securities (Cost $586,980,229)	100.15%			800,586,216
Other assets and liabilities, net	(0.15)			(1,212,493)
Total net assets	100.00%			$799,373,723

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
Allspring Common Stock Fund | 5

Portfolio of investments—September 30, 2024

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$31,402,705	$212,203,765	$(239,340,656)	$0	$0	$4,265,814	4,265,814	$533,104
The accompanying notes are an integral part of these financial statements.
6 | Allspring Common Stock Fund

Statement of assets and liabilities—September 30, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $582,714,415)	$796,320,402
Investments in affiliated securities, at value (cost $4,265,814)	4,265,814
Foreign currency, at value (cost $71)	73
Receivable for dividends	571,757
Receivable for Fund shares sold	28,981
Prepaid expenses and other assets	64,151
Total assets	801,251,178
Liabilities
Payable for Fund shares redeemed	890,498
Management fee payable	493,580
Shareholder servicing fee payable	334,149
Administration fees payable	125,644
Trustees’ fees and expenses payable	2,822
Distribution fee payable	570
Accrued expenses and other liabilities	30,192
Total liabilities	1,877,455
Total net assets	$799,373,723
Net assets consist of
Paid-in capital	$562,222,037
Total distributable earnings	237,151,686
Total net assets	$799,373,723
Computation of net asset value and offering price per share
Net assets–Class A	$733,100,379
Shares outstanding–Class A1	39,365,059
Net asset value per share–Class A	$18.62
Maximum offering price per share – Class A2	$19.76
Net assets–Class C	$977,470
Shares outstanding–Class C1	116,614
Net asset value per share–Class C	$8.38
Net assets–Class R6	$5,837,072
Shares outstanding–Class R6[1]	276,946
Net asset value per share–Class R6	$21.08
Net assets–Administrator Class	$1,219,250
Shares outstanding–Administrator Class[1]	60,851
Net asset value per share–Administrator Class	$20.04
Net assets–Institutional Class	$58,239,552
Shares outstanding–Institutional Class[1]	2,782,810
Net asset value per share–Institutional Class	$20.93
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Common Stock Fund | 7

Statement of operations—year ended September 30, 2024
Statement of operations
Investment income
Dividends	$6,870,413
Income from affiliated securities	533,104
Interest	1,283
Total investment income	7,404,800
Expenses
Management fee	6,135,627
Administration fees
Class A	1,424,357
Class C	2,256
Class R6	1,859
Administrator Class	1,522
Institutional Class	83,418
Shareholder servicing fees
Class A	1,777,346
Class C	2,819
Administrator Class	2,910
Distribution fee
Class C	7,698
Custody and accounting fees	22,023
Professional fees	68,134
Registration fees	64,915
Shareholder report expenses	24,475
Trustees’ fees and expenses	22,779
Other fees and expenses	32,995
Total expenses	9,675,133
Less: Fee waivers and/or expense reimbursements
Fund-level	(88,250)
Class A	(290,655)
Administrator Class	(955)
Institutional Class	(52,110)
Net expenses	9,243,163
Net investment loss	(1,838,363)
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	48,078,564
Foreign currency and foreign currency translations	306
Net realized gains on investments	48,078,870
Net change in unrealized gains (losses) on
Unaffiliated securities	108,722,926
Foreign currency and foreign currency translations	3,721
Net change in unrealized gains (losses) on investments	108,726,647
Net realized and unrealized gains (losses) on investments	156,805,517
Net increase in net assets resulting from operations	$154,967,154
The accompanying notes are an integral part of these financial statements.
8 | Allspring Common Stock Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended September 30, 2024		Year ended September 30, 2023
Operations
Net investment loss		$(1,838,363)		$(2,066,136)
Net realized gains on investments		48,078,870		35,325,393
Net change in unrealized gains (losses) on investments		108,726,647		80,775,317
Net increase in net assets resulting from operations		154,967,154		114,034,574
Distributions to shareholders from
Net investment income and net realized gains
Class A		(25,647,705)		(110,542,437)
Class C		(87,239)		(373,786)
Class R6		(201,162)		(4,204,252)
Administrator Class		(37,933)		(273,959)
Institutional Class		(2,465,513)		(10,704,809)
Total distributions to shareholders		(28,439,552)		(126,099,243)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	245,876	4,188,714	370,730	6,090,073
Class C	12,027	94,309	13,315	108,580
Class R6	79,172	1,522,437	521,832	9,524,927
Administrator Class	4,096	77,381	5,981	104,688
Institutional Class	263,165	5,072,291	799,852	14,991,385
		10,955,132		30,819,653
Reinvestment of distributions
Class A	1,496,401	24,256,663	6,756,457	104,725,081
Class C	11,493	84,361	48,548	358,288
Class R6	10,913	199,591	242,080	4,197,673
Administrator Class	2,062	35,933	14,790	245,511
Institutional Class	135,423	2,460,641	619,643	10,682,657
		27,037,189		120,209,210
Payment for shares redeemed
Class A	(5,570,716)	(95,517,303)	(5,886,339)	(96,911,567)
Class C	(51,477)	(413,853)	(62,549)	(498,591)
Class R6	(170,722)	(3,310,178)	(1,922,973)	(35,010,107)
Administrator Class	(22,454)	(397,809)	(48,522)	(858,685)
Institutional Class	(1,857,001)	(35,576,838)	(1,363,389)	(24,831,314)
		(135,215,981)		(158,110,264)
Net decrease in net assets resulting from capital share transactions		(97,223,660)		(7,081,401)
Total increase (decrease) in net assets		29,303,942		(19,146,070)
Net assets
Beginning of period		770,069,781		789,215,851
End of period		$799,373,723		$770,069,781
The accompanying notes are an integral part of these financial statements.
Allspring Common Stock Fund | 9

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of period	$15.89	$16.31	$24.46	$17.88	$21.07
Net investment loss	(0.05)[1]	(0.05)[1]	(0.12)	(0.12)	(0.03)
Net realized and unrealized gains (losses) on investments	3.39	2.34	(3.79)	7.75	(0.52)
Total from investment operations	3.34	2.29	(3.91)	7.63	(0.55)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.00)[2]
Net realized gains	(0.61)	(2.71)	(4.24)	(1.05)	(2.64)
Total distributions to shareholders	(0.61)	(2.71)	(4.24)	(1.05)	(2.64)
Net asset value, end of period	$18.62	$15.89	$16.31	$24.46	$17.88
Total return[3]	21.60%	14.48%	(20.08)%	43.77%	(3.48)%
Ratios to average net assets (annualized)
Gross expenses	1.26%	1.27%	1.26%	1.25%	1.27%
Net expenses	1.21%	1.23%	1.23%	1.23%	1.23%
Net investment loss	(0.27)%	(0.30)%	(0.58)%	(0.50)%	(0.14)%
Supplemental data
Portfolio turnover rate	46%	36%	40%	48%	61%
Net assets, end of period (000s omitted)	$733,100	$686,143	$684,178	$945,399	$722,547

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Common Stock Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
Class C	2024	2023	2022	2021	2020
Net asset value, beginning of period	$7.52	$9.05	$15.45	$11.70	$14.72
Net investment loss	(0.08)[1]	(0.08)[1]	(0.14)[1]	(0.18)[1]	(0.11)[1]
Payment from affiliate	0.00	0.00	0.00	0.00	0.05
Net realized and unrealized gains (losses) on investments	1.55	1.26	(2.02)	4.98	(0.32)
Total from investment operations	1.47	1.18	(2.16)	4.80	(0.38)
Distributions to shareholders from
Net realized gains	(0.61)	(2.71)	(4.24)	(1.05)	(2.64)
Net asset value, end of period	$8.38	$7.52	$9.05	$15.45	$11.70
Total return[2]	20.72%	13.64%	(20.56)%	42.64%	(3.88)%[3]
Ratios to average net assets (annualized)
Gross expenses	1.94%	1.95%	1.88%	1.99%	2.01%
Net expenses	1.94%	1.95%	1.88%	1.99%	2.01%
Net investment loss	(0.99)%	(1.02)%	(1.23)%	(1.26)%	(0.92)%
Supplemental data
Portfolio turnover rate	46%	36%	40%	48%	61%
Net assets, end of period (000s omitted)	$977	$1,087	$1,314	$2,405	$3,020

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
[3]	During the year ended September 30, 2020, the Fund received a payment from an affiliate which had a 0.39% impact on the total return.
The accompanying notes are an integral part of these financial statements.
Allspring Common Stock Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
Class R6	2024	2023	2022	2021	2020
Net asset value, beginning of period	$17.84	$17.94	$26.41	$19.16	$22.39
Net investment income (loss)	0.02 [1]	0.02 [1]	(0.04)[1]	(0.02)[1]	0.05 [1]
Net realized and unrealized gains (losses) on investments	3.83	2.59	(4.19)	8.32	(0.56)
Total from investment operations	3.85	2.61	(4.23)	8.30	(0.51)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.08)
Net realized gains	(0.61)	(2.71)	(4.24)	(1.05)	(2.64)
Total distributions to shareholders	(0.61)	(2.71)	(4.24)	(1.05)	(2.72)
Net asset value, end of period	$21.08	$17.84	$17.94	$26.41	$19.16
Total return[2]	22.11%	15.00%	(19.77)%	44.37%	(3.10)%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.84%	0.83%	0.82%	0.84%
Net expenses	0.83%	0.83%	0.83%	0.82%	0.83%
Net investment income (loss)	0.12%	0.09%	(0.17)%	(0.09)%	0.27%
Supplemental data
Portfolio turnover rate	46%	36%	40%	48%	61%
Net assets, end of period (000s omitted)	$5,837	$6,378	$27,209	$35,280	$27,628

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Common Stock Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
Administrator Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$17.03	$17.28	$25.63	$18.67	$21.56
Net investment loss	(0.03)[1]	(0.03)[1]	(0.10)[1]	(0.09)[1]	0.00 [1,2]
Payment from affiliate	0.00	0.00	0.00	0.00	0.32
Net realized and unrealized gains (losses) on investments	3.65	2.49	(4.01)	8.10	(0.54)
Total from investment operations	3.62	2.46	(4.11)	8.01	(0.22)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.03)
Net realized gains	(0.61)	(2.71)	(4.24)	(1.05)	(2.64)
Total distributions to shareholders	(0.61)	(2.71)	(4.24)	(1.05)	(2.67)
Net asset value, end of period	$20.04	$17.03	$17.28	$25.63	$18.67
Total return[3]	21.80%	14.59%	(19.87)%[4]	43.96%	(1.68)%[5]
Ratios to average net assets (annualized)
Gross expenses	1.19%	1.19%	1.17%	1.17%	1.17%
Net expenses	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income (loss)	(0.16)%	(0.18)%	(0.45)%	(0.36)%	0.01%
Supplemental data
Portfolio turnover rate	46%	36%	40%	48%	61%
Net assets, end of period (000s omitted)	$1,219	$1,314	$1,813	$2,918	$2,239

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
[4]	During the year ended September 30, 2022, the Fund received payments from a service provider which had a 0.09% impact on the total return.
[5]	During the year ended September 30, 2020, the Fund received a payment from an affiliate which had a 1.69% impact on the total return.
The accompanying notes are an integral part of these financial statements.
Allspring Common Stock Fund | 13

Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$17.72	$17.85	$26.30	$19.09	$22.32
Net investment income (loss)	0.02 [1]	0.02 [1]	(0.04)[1]	(0.03)[1]	0.05 [1]
Net realized and unrealized gains (losses) on investments	3.80	2.56	(4.17)	8.29	(0.56)
Total from investment operations	3.82	2.58	(4.21)	8.26	(0.51)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.08)
Net realized gains	(0.61)	(2.71)	(4.24)	(1.05)	(2.64)
Total distributions to shareholders	(0.61)	(2.71)	(4.24)	(1.05)	(2.72)
Net asset value, end of period	$20.93	$17.72	$17.85	$26.30	$19.09
Total return[2]	22.09%	14.89%	(19.78)%	44.32%	(3.13)%
Ratios to average net assets (annualized)
Gross expenses	0.94%	0.94%	0.93%	0.92%	0.94%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income (loss)	0.10%	0.09%	(0.20)%	(0.14)%	0.24%
Supplemental data
Portfolio turnover rate	46%	36%	40%	48%	61%
Net assets, end of period (000s omitted)	$58,240	$75,148	$74,701	$98,202	$126,279

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Common Stock Fund

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Common Stock Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2024, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date.
Allspring Common Stock Fund | 15

Notes to financial statements
Interest earned on cash balances held at the custodian is recorded as interest income.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of September 30, 2024, the aggregate cost of all investments for federal income tax purposes was $607,858,326 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$232,543,428
Gross unrealized losses	(39,815,538)
Net unrealized gains	$192,727,890
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
16 | Allspring Common Stock Fund

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$3,091,282	$0	$0	$3,091,282
Consumer discretionary	77,960,564	0	0	77,960,564
Consumer staples	21,064,679	0	0	21,064,679
Financials	128,071,136	0	0	128,071,136
Health care	102,318,037	0	0	102,318,037
Industrials	159,715,253	0	0	159,715,253
Information technology	137,635,548	0	0	137,635,548
Materials	81,078,598	0	0	81,078,598
Real estate	73,672,565	0	0	73,672,565
Investment companies	11,712,740	0	0	11,712,740
Short-term investments
Investment companies	4,265,814	0	0	4,265,814
Total assets	$800,586,216	$0	$0	$800,586,216
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At September 30, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.800%
Next $500 million	0.750
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $5 billion	0.640
Over $10 billion	0.630
For the year ended September 30, 2024, the management fee was equivalent to an annual rate of 0.78% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
Allspring Common Stock Fund | 17

Notes to financial statements
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of September 30, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.25%
Class C	2.00
Class R6	0.83
Administrator Class	1.10
Institutional Class	0.85
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended September 30, 2024, Allspring Funds Distributor received $208 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended September 30, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended September 30, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended September 30, 2024 were $354,798,020 and $453,179,234, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of
18 | Allspring Common Stock Fund

Notes to financial statements
the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended September 30, 2024, there were no borrowings by the Fund under the agreement.
7.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended September 30
	2024	2023
Ordinary income	$7,329,047	$11,120,292
Long-term capital gain	21,110,505	114,978,951
As of September 30, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Undistributed long-term gain	Unrealized gains
$11,581,446	$32,843,835	$192,728,579
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Common Stock Fund | 19

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Common Stock Fund (the Fund), one of the Funds constituting Allspring Funds Trust, including the portfolio of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and transfer agents. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
November 25, 2024
20 | Allspring Common Stock Fund

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 44% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended September 30, 2024.
Pursuant to Section 852 of the Internal Revenue Code, $21,110,505 was designated as a 20% rate gain distribution for the fiscal year ended
September 30, 2024.
Pursuant to Section 854 of the Internal Revenue Code, $3,989,400 of income dividends paid during the fiscal year ended September 30, 2024 has been designated as qualified dividend income (QDI).
For the fiscal year ended September 30, 2024, $7,329,047 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Common Stock Fund | 21

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

22 | Allspring Common Stock Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Common Stock Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Common Stock Fund | 23

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for the one- and ten-year periods under review, in range of the average investment performance of the Universe for the five-year period under review, and lower than the average investment performance of the Universe for the three-year period under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Russell 2500™ Index, for the three- and five-year periods under review, in range of the investment performance of its benchmark index for the ten-year period under review, and lower than the investment performance of its benchmark index for the one-year period under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to the investment decisions and market factors that affected the Fund’s investment performance.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were equal to or in range of the median net operating expense ratios of the expense Groups for each share class, except for the Administrator Class shares in which it was higher than the median net operating expense ratio of the expense Group.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of these average rates for the Fund’s expense Groups for each share class, except for the Administrator Class shares in which it was higher than the average rates for the Fund’s expense Group.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

24 | Allspring Common Stock Fund

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Common Stock Fund | 25

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3301 09-24

Allspring SMID Cap Growth Fund
(formerly, Allspring Discovery SMID Cap Growth Fund)
Long Form Financial Statements
Annual Report
September 30, 2024

Allspring SMID Cap Growth Fund | 1

Portfolio of investments—September 30, 2024
Portfolio of investments

	Shares	Value
Common stocks: 99.93%
Communication services: 3.47%
Entertainment: 3.47%
Liberty Media Corp.-Liberty Live Class C†	357,886	$18,370,288
TKO Group Holdings, Inc. Class A†	168,491	20,844,022
		39,214,310
Consumer discretionary: 13.08%
Broadline retail: 2.57%
Global-E Online Ltd.†	358,004	13,761,674
MercadoLibre, Inc.†	7,433	15,252,219
		29,013,893
Diversified consumer services: 1.02%
Bright Horizons Family Solutions, Inc.†	82,000	11,490,660
Hotels, restaurants & leisure: 6.81%
DraftKings, Inc. Class A†	406,572	15,937,622
Dutch Bros, Inc. Class A†	191,008	6,117,986
Hyatt Hotels Corp. Class A	72,735	11,070,267
Sweetgreen, Inc. Class A†	348,226	12,344,612
Viking Holdings Ltd.†	370,355	12,921,686
Wingstop, Inc.	44,610	18,561,329
		76,953,502
Household durables: 1.50%
Taylor Morrison Home Corp. Class A†	240,896	16,925,353
Specialty retail: 1.18%
Burlington Stores, Inc.†	50,580	13,326,818
Consumer staples: 1.17%
Personal care products: 1.17%
e.l.f. Beauty, Inc.†	121,428	13,239,295
Financials: 8.06%
Capital markets: 5.42%
Blue Owl Capital, Inc. Class A	621,393	12,030,168
Morningstar, Inc.	69,906	22,308,403
Robinhood Markets, Inc. Class A†	488,323	11,436,525
Tradeweb Markets, Inc. Class A	125,082	15,468,891
		61,243,987
Financial services: 1.32%
Jack Henry & Associates, Inc.	84,052	14,838,540
Insurance: 1.32%
Kinsale Capital Group, Inc.	32,100	14,944,797
The accompanying notes are an integral part of these financial statements.
2 | Allspring SMID Cap Growth Fund

Portfolio of investments—September 30, 2024

	Shares	Value
Health care: 21.06%
Biotechnology: 7.34%
Ascendis Pharma AS ADR†	63,088	$9,419,669
Halozyme Therapeutics, Inc.†	203,049	11,622,525
Insmed, Inc.†	114,611	8,366,603
Krystal Biotech, Inc.†	23,139	4,211,992
Natera, Inc.†	242,464	30,780,805
Neurocrine Biosciences, Inc.†	70,292	8,099,044
Vaxcyte, Inc.†	90,882	10,385,086
		82,885,724
Health care equipment & supplies: 5.81%
Glaukos Corp.†	81,952	10,676,706
Inspire Medical Systems, Inc.†	72,300	15,258,915
iRhythm Technologies, Inc.†	163,261	12,120,497
Penumbra, Inc.†	65,873	12,799,783
TransMedics Group, Inc.†	94,031	14,762,867
		65,618,768
Health care providers & services: 4.42%
HealthEquity, Inc.†	218,704	17,900,923
RadNet, Inc.†	267,065	18,531,640
Tenet Healthcare Corp.†	81,200	13,495,440
		49,928,003
Life sciences tools & services: 3.49%
Bio-Techne Corp.	161,741	12,927,958
Medpace Holdings, Inc.†	43,439	14,499,938
Repligen Corp.†	80,396	11,964,533
		39,392,429
Industrials: 26.43%
Aerospace & defense: 3.63%
AAR Corp.†	196,998	12,875,789
Axon Enterprise, Inc.†	41,027	16,394,389
Curtiss-Wright Corp.	35,695	11,732,590
		41,002,768
Building products: 1.26%
Advanced Drainage Systems, Inc.	90,666	14,249,069
Commercial services & supplies: 5.84%
Casella Waste Systems, Inc. Class A†	249,207	24,793,605
RB Global, Inc.	183,343	14,757,278
Tetra Tech, Inc.	561,015	26,457,467
		66,008,350
The accompanying notes are an integral part of these financial statements.
Allspring SMID Cap Growth Fund | 3

Portfolio of investments—September 30, 2024

	Shares	Value
Construction & engineering: 3.62%
EMCOR Group, Inc.	50,590	$21,780,512
Sterling Infrastructure, Inc.†	131,386	19,053,598
		40,834,110
Electrical equipment: 1.27%
Vertiv Holdings Co. Class A	144,730	14,399,188
Ground transportation: 1.87%
Saia, Inc.†	48,224	21,086,426
Machinery: 2.46%
Esab Corp.	131,060	13,932,989
RBC Bearings, Inc.†	46,209	13,834,050
		27,767,039
Professional services: 1.64%
Parsons Corp.†	178,947	18,553,225
Trading companies & distributors: 4.84%
Applied Industrial Technologies, Inc.	96,475	21,526,467
SiteOne Landscape Supply, Inc.†	104,552	15,777,942
Watsco, Inc.	35,295	17,360,905
		54,665,314
Information technology: 23.66%
Electronic equipment, instruments & components: 2.66%
Novanta, Inc.†	114,116	20,417,634
Teledyne Technologies, Inc.†	21,968	9,614,515
		30,032,149
IT services: 2.93%
Globant SA†	99,264	19,668,169
MongoDB, Inc. Class A†	49,794	13,461,808
		33,129,977
Semiconductors & semiconductor equipment: 5.35%
Entegris, Inc.	121,378	13,658,666
Impinj, Inc.†	63,345	13,715,460
Monolithic Power Systems, Inc.	15,194	14,046,853
Onto Innovation, Inc.†	91,298	18,949,813
		60,370,792
Software: 12.72%
CCC Intelligent Solutions Holdings, Inc.†	1,805,886	19,955,040
Clearwater Analytics Holdings, Inc. Class A†	999,805	25,245,076
CyberArk Software Ltd.†	31,600	9,214,876
Descartes Systems Group, Inc.†	150,793	15,525,647
Dynatrace, Inc.†	446,014	23,848,369
Monday.com Ltd.†	51,400	14,277,378
Procore Technologies, Inc.†	203,478	12,558,662
The accompanying notes are an integral part of these financial statements.
4 | Allspring SMID Cap Growth Fund

Portfolio of investments—September 30, 2024

	Shares	Value
Software(continued)
Samsara, Inc. Class A†	211,157	$10,160,875
Tyler Technologies, Inc.†	22,104	12,902,547
		143,688,470
Materials: 1.62%
Metals & mining: 1.62%
ATI, Inc.†	274,229	18,348,662
Real estate: 1.38%
Industrial REITs : 1.38%
Rexford Industrial Realty, Inc.	309,548	15,573,360
Total common stocks (Cost $812,265,329)		1,128,724,978

		Yield
Short-term investments: 0.33%
Investment companies: 0.33%
Allspring Government Money Market Fund Select Class♠∞		4.86%	3,714,757	3,714,757
Total short-term investments (Cost $3,714,757)				3,714,757
Total investments in securities (Cost $815,980,086)	100.26%			1,132,439,735
Other assets and liabilities, net	(0.26)			(2,888,589)
Total net assets	100.00%			$1,129,551,146

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$13,072,799	$425,627,934	$(434,985,976)	$0	$0	$3,714,757	3,714,757	$1,051,053
The accompanying notes are an integral part of these financial statements.
Allspring SMID Cap Growth Fund | 5

Statement of assets and liabilities—September 30, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $812,265,329)	$1,128,724,978
Investments in affiliated securities, at value (cost $3,714,757)	3,714,757
Receivable for Fund shares sold	586,375
Receivable for dividends	195,568
Prepaid expenses and other assets	92,740
Total assets	1,133,314,418
Liabilities
Payable for Fund shares redeemed	2,805,940
Management fee payable	654,532
Administration fees payable	120,133
Shareholder servicing fee payable	93,163
Trustees’ fees and expenses payable	2,569
Distribution fee payable	1,591
Accrued expenses and other liabilities	85,344
Total liabilities	3,763,272
Total net assets	$1,129,551,146
Net assets consist of
Paid-in capital	$739,671,965
Total distributable earnings	389,879,181
Total net assets	$1,129,551,146
Computation of net asset value and offering price per share
Net assets–Class A	$410,614,224
Shares outstanding–Class A1	14,707,973
Net asset value per share–Class A	$27.92
Maximum offering price per share – Class A2	$29.62
Net assets–Class C	$2,680,631
Shares outstanding–Class C1	135,294
Net asset value per share–Class C	$19.81
Net assets–Class R6	$258,436,522
Shares outstanding–Class R6[1]	7,652,050
Net asset value per share–Class R6	$33.77
Net assets–Administrator Class	$53,313,437
Shares outstanding–Administrator Class[1]	1,780,859
Net asset value per share–Administrator Class	$29.94
Net assets–Institutional Class	$404,506,332
Shares outstanding–Institutional Class[1]	12,186,341
Net asset value per share–Institutional Class	$33.19
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
6 | Allspring SMID Cap Growth Fund

Statement of operations—year ended September 30, 2024
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $32,358)	$3,147,417
Income from affiliated securities	1,051,053
Total investment income	4,198,470
Expenses
Management fee	8,753,940
Administration fees
Class A	795,829
Class C	5,726
Class R6	79,146
Administrator Class	68,901
Institutional Class	553,948
Shareholder servicing fees
Class A	993,708
Class C	7,134
Administrator Class	127,179
Distribution fee
Class C	21,335
Custody and accounting fees	4
Professional fees	63,681
Registration fees	76,413
Shareholder report expenses	33,541
Trustees’ fees and expenses	23,083
Other fees and expenses	82,981
Total expenses	11,686,549
Less: Fee waivers and/or expense reimbursements
Fund-level	(228,872)
Class A	(145,090)
Class C	(4)
Class R6	(26,062)
Administrator Class	(17)
Institutional Class	(41,609)
Net expenses	11,244,895
Net investment loss	(7,046,425)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	157,405,177
Net change in unrealized gains (losses) on investments	156,534,358
Net realized and unrealized gains (losses) on investments	313,939,535
Net increase in net assets resulting from operations	$306,893,110
The accompanying notes are an integral part of these financial statements.
Allspring SMID Cap Growth Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Year ended September 30, 2024		Year ended September 30, 2023
Operations
Net investment loss		$(7,046,425)		$(7,282,988)
Net realized gains (losses) on investments		157,405,177		(52,362,650)
Net change in unrealized gains (losses) on investments		156,534,358		203,981,000
Net increase in net assets resulting from operations		306,893,110		144,335,362
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(5,764,741)
Class C		0		(68,656)
Class R6		0		(4,198,420)
Administrator Class		0		(911,280)
Institutional Class		0		(6,049,430)
Total distributions to shareholders		0		(16,992,527)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	444,049	10,770,592	945,587	20,440,310
Class C	13,647	246,450	31,008	489,723
Class R6	1,480,279	44,494,152	2,455,010	62,993,105
Administrator Class	353,172	8,648,190	282,396	6,606,411
Institutional Class	2,045,572	60,215,008	3,490,270	89,016,562
		124,374,392		179,546,111
Reinvestment of distributions
Class A	0	0	273,924	5,609,967
Class C	0	0	4,404	64,912
Class R6	0	0	162,483	3,997,088
Administrator Class	0	0	41,485	910,181
Institutional Class	0	0	236,456	5,726,963
		0		16,309,111
Payment for shares redeemed
Class A	(3,751,114)	(92,194,209)	(4,183,450)	(90,170,856)
Class C	(83,886)	(1,459,188)	(83,169)	(1,288,357)
Class R6	(4,949,079)	(144,842,709)	(6,443,189)	(168,938,632)
Administrator Class	(697,639)	(18,484,856)	(1,547,799)	(35,906,334)
Institutional Class	(6,597,714)	(195,353,494)	(9,221,518)	(235,288,061)
		(452,334,456)		(531,592,240)
Net decrease in net assets resulting from capital share transactions		(327,960,064)		(335,737,018)
Total decrease in net assets		(21,066,954)		(208,394,183)
Net assets
Beginning of period		1,150,618,100		1,359,012,283
End of period		$1,129,551,146		$1,150,618,100
The accompanying notes are an integral part of these financial statements.
8 | Allspring SMID Cap Growth Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of period	$21.43	$19.73	$47.48	$39.95	$33.24
Net investment loss	(0.20)[1]	(0.17)[1]	(0.30)[1]	(0.53)	(0.31)
Net realized and unrealized gains (losses) on investments	6.69	2.16	(14.84)	10.51	11.37
Total from investment operations	6.49	1.99	(15.14)	9.98	11.06
Distributions to shareholders from
Net realized gains	0.00	(0.29)	(12.61)	(2.45)	(4.35)
Net asset value, end of period	$27.92	$21.43	$19.73	$47.48	$39.95
Total return[2]	30.28%	10.08%	(42.03)%	25.48%	37.49%
Ratios to average net assets (annualized)
Gross expenses	1.24%	1.24%	1.21%	1.19%	1.21%
Net expenses	1.18%	1.20%	1.19%	1.18%	1.19%
Net investment loss	(0.82)%	(0.77)%	(1.08)%	(1.08)%	(0.91)%
Supplemental data
Portfolio turnover rate	64%	52%	58%	51%	53%
Net assets, end of period (000s omitted)	$410,614	$386,119	$414,018	$875,257	$762,758

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring SMID Cap Growth Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
Class C	2024	2023	2022	2021	2020
Net asset value, beginning of period	$15.33	$14.30	$38.31	$32.88	$28.27
Net investment loss	(0.28)[1]	(0.24)[1]	(0.42)[1]	(0.70)[1]	(0.45)[1]
Net realized and unrealized gains (losses) on investments	4.76	1.56	(10.98)	8.58	9.41
Total from investment operations	4.48	1.32	(11.40)	7.88	8.96
Distributions to shareholders from
Net realized gains	0.00	(0.29)	(12.61)	(2.45)	(4.35)
Net asset value, end of period	$19.81	$15.33	$14.30	$38.31	$32.88
Total return[2]	29.22%	9.28%	(42.48)%	24.52%	36.54%
Ratios to average net assets (annualized)
Gross expenses	1.98%	1.98%	1.94%	1.94%	1.96%
Net expenses	1.96%	1.97%	1.94%	1.94%	1.96%
Net investment loss	(1.59)%	(1.54)%	(1.84)%	(1.84)%	(1.66)%
Supplemental data
Portfolio turnover rate	64%	52%	58%	51%	53%
Net assets, end of period (000s omitted)	$2,681	$3,151	$3,622	$17,909	$28,509

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
10 | Allspring SMID Cap Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
Class R6	2024	2023	2022	2021	2020
Net asset value, beginning of period	$25.83	$23.63	$54.02	$44.98	$36.76
Net investment loss	(0.12)[1]	(0.09)[1]	(0.22)[1]	(0.35)[1]	(0.18)[1]
Net realized and unrealized gains (losses) on investments	8.06	2.58	(17.56)	11.84	12.75
Total from investment operations	7.94	2.49	(17.78)	11.49	12.57
Distributions to shareholders from
Net realized gains	0.00	(0.29)	(12.61)	(2.45)	(4.35)
Net asset value, end of period	$33.77	$25.83	$23.63	$54.02	$44.98
Total return[2]	30.74%	10.58%	(41.80)%	26.01%	38.06%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.81%	0.78%	0.76%	0.78%
Net expenses	0.79%	0.79%	0.78%	0.76%	0.78%
Net investment loss	(0.42)%	(0.36)%	(0.66)%	(0.66)%	(0.50)%
Supplemental data
Portfolio turnover rate	64%	52%	58%	51%	53%
Net assets, end of period (000s omitted)	$258,437	$287,218	$353,183	$771,279	$597,851

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring SMID Cap Growth Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
Administrator Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$22.97	$21.12	$49.83	$41.79	$34.55
Net investment loss	(0.20)[1]	(0.16)[1]	(0.30)[1]	(0.49)[1]	(0.29)[1]
Net realized and unrealized gains (losses) on investments	7.17	2.30	(15.80)	10.98	11.88
Total from investment operations	6.97	2.14	(16.10)	10.49	11.59
Distributions to shareholders from
Net realized gains	0.00	(0.29)	(12.61)	(2.45)	(4.35)
Net asset value, end of period	$29.94	$22.97	$21.12	$49.83	$41.79
Total return[2]	30.34%	10.18%	(41.98)%	25.58%	37.61%
Ratios to average net assets (annualized)
Gross expenses	1.16%	1.12%	1.09%	1.11%	1.13%
Net expenses	1.14%	1.11%	1.09%	1.11%	1.13%
Net investment loss	(0.77)%	(0.69)%	(0.98)%	(1.01)%	(0.84)%
Supplemental data
Portfolio turnover rate	64%	52%	58%	51%	53%
Net assets, end of period (000s omitted)	$53,313	$48,826	$70,724	$189,022	$374,366

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
12 | Allspring SMID Cap Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$25.41	$23.27	$53.45	$44.57	$36.50
Net investment loss	(0.15)[1]	(0.12)[1]	(0.25)[1]	(0.40)[1]	(0.21)[1]
Net realized and unrealized gains (losses) on investments	7.93	2.55	(17.32)	11.73	12.63
Total from investment operations	7.78	2.43	(17.57)	11.33	12.42
Distributions to shareholders from
Net realized gains	0.00	(0.29)	(12.61)	(2.45)	(4.35)
Net asset value, end of period	$33.19	$25.41	$23.27	$53.45	$44.57
Total return[2]	30.62%	10.49%	(41.88)%	25.91%	37.91%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.91%	0.88%	0.86%	0.88%
Net expenses	0.89%	0.89%	0.88%	0.86%	0.88%
Net investment loss	(0.52)%	(0.46)%	(0.76)%	(0.76)%	(0.58)%
Supplemental data
Portfolio turnover rate	64%	52%	58%	51%	53%
Net assets, end of period (000s omitted)	$404,506	$425,304	$517,465	$1,090,159	$908,157

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring SMID Cap Growth Fund | 13

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring SMID Cap Growth Fund (formerly, Allspring Discovery SMID Cap Growth Fund) (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
14 | Allspring SMID Cap Growth Fund

Notes to financial statements
As of September 30, 2024, the aggregate cost of all investments for federal income tax purposes was $833,575,181 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$325,584,546
Gross unrealized losses	(26,719,992)
Net unrealized gains	$298,864,554
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$39,214,310	$0	$0	$39,214,310
Consumer discretionary	147,710,226	0	0	147,710,226
Consumer staples	13,239,295	0	0	13,239,295
Financials	91,027,324	0	0	91,027,324
Health care	237,824,924	0	0	237,824,924
Industrials	298,565,489	0	0	298,565,489
Information technology	267,221,388	0	0	267,221,388
Materials	18,348,662	0	0	18,348,662
Real estate	15,573,360	0	0	15,573,360
Short-term investments
Investment companies	3,714,757	0	0	3,714,757
Total assets	$1,132,439,735	$0	$0	$1,132,439,735
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At September 30, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
Allspring SMID Cap Growth Fund | 15

Notes to financial statements
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.800%
Next $500 million	0.750
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $5 billion	0.640
Over $10 billion	0.630
For the year ended September 30, 2024, the management fee was equivalent to an annual rate of 0.77% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.35% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of September 30, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.21%
Class C	1.96
Class R6	0.79
Administrator Class	1.14
Institutional Class	0.89
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended September 30, 2024, Allspring Funds Distributor received $1,382 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended September 30, 2024.
16 | Allspring SMID Cap Growth Fund

Notes to financial statements
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended September 30, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended September 30, 2024 were $722,418,648 and $1,036,720,765, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended September 30, 2024, there were no borrowings by the Fund under the agreement.
7.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended September 30
	2024	2023
Long-term capital gain	$0	$16,992,527
As of September 30, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Undistributed long-term gain	Unrealized gains
$8,969,953	$82,044,897	$298,864,554
8.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the industrials sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring SMID Cap Growth Fund | 17

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring SMID Cap Growth Fund (formerly, Allspring Discovery SMID Cap Growth Fund) (the Fund), one of the Funds constituting Allspring Funds Trust, including the portfolio of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
November 25, 2024
18 | Allspring SMID Cap Growth Fund

Other information (unaudited)
Other information
Tax information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring SMID Cap Growth Fund | 19

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

20 | Allspring SMID Cap Growth Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring SMID Cap Growth Fund* (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors. The Board noted that the name of the Fund would be renamed to the Allspring SMID Cap Growth Fund, effective August 2024.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.** The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the portfolio managers responsible for the day-to-day portfolio management of the Fund would be changing during the Summer of 2024, and the Board considered the revised portfolio management team that would be taking over portfolio
*
It was noted that the Board had approved changing the Fund’s name to the “Allspring SMID Cap Growth Fund,” effective on or about August 9, 2024.
**
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring SMID Cap Growth Fund | 21

Other information (unaudited)
management responsibilities. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was lower than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Russell 2500™ Growth Index, for the one-year period under review, but lower for all other periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to the investment decisions and market factors that affected the Fund’s investment performance.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of these average rates for the Fund’s expense Groups for the Institutional Class and the Class R6 shares and higher than the sum of these average rates for the Fund’s expense Groups for the Class A and the Administrator Class shares.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

22 | Allspring SMID Cap Growth Fund

Other information (unaudited)
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring SMID Cap Growth Fund | 23

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3321 09-24

Allspring Mid Cap Growth Fund
(formerly, Allspring Discovery Mid Cap Growth Fund)
Long Form Financial Statements
Annual Report
September 30, 2024

Allspring Mid Cap Growth Fund | 1

Portfolio of investments—September 30, 2024
Portfolio of investments

	Shares	Value
Common stocks: 99.74%
Communication services: 10.41%
Entertainment: 6.93%
Live Nation Entertainment, Inc.†	116,700	$12,777,483
Roblox Corp. Class A†	272,800	12,074,128
Spotify Technology SA†	18,833	6,940,526
TKO Group Holdings, Inc. Class A†	93,900	11,616,369
		43,408,506
Media: 3.48%
Trade Desk, Inc. Class A†	198,900	21,809,385
Consumer discretionary: 12.89%
Automobiles: 0.95%
Ferrari NV	12,619	5,932,318
Broadline retail: 2.34%
MercadoLibre, Inc.†	7,142	14,655,098
Hotels, restaurants & leisure: 5.95%
DoorDash, Inc. Class A†	67,900	9,691,367
DraftKings, Inc. Class A†	348,200	13,649,440
Hyatt Hotels Corp. Class A	59,400	9,040,680
Viking Holdings Ltd.†	139,200	4,856,688
		37,238,175
Household durables: 1.61%
PulteGroup, Inc.	70,400	10,104,512
Specialty retail: 2.04%
Burlington Stores, Inc.†	48,600	12,805,128
Consumer staples: 1.03%
Personal care products: 1.03%
e.l.f. Beauty, Inc.†	59,400	6,476,382
Financials: 9.06%
Capital markets: 6.03%
Blue Owl Capital, Inc. Class A	446,200	8,638,432
Morningstar, Inc.	36,400	11,615,968
Robinhood Markets, Inc. Class A†	325,100	7,613,842
Tradeweb Markets, Inc. Class A	79,700	9,856,499
		37,724,741
Financial services: 1.72%
Adyen NV ADR†	689,400	10,775,322
Insurance: 1.31%
Allstate Corp.	43,252	8,202,742
The accompanying notes are an integral part of these financial statements.
2 | Allspring Mid Cap Growth Fund

Portfolio of investments—September 30, 2024

	Shares	Value
Health care: 11.72%
Biotechnology: 3.35%
Natera, Inc.†	121,100	$15,373,645
Neurocrine Biosciences, Inc.†	26,100	3,007,242
Vaxcyte, Inc.†	22,700	2,593,929
		20,974,816
Health care equipment & supplies: 4.06%
IDEXX Laboratories, Inc.†	17,800	8,992,916
Inspire Medical Systems, Inc.†	40,200	8,484,210
Penumbra, Inc.†	40,700	7,908,417
		25,385,543
Health care providers & services: 1.03%
Tenet Healthcare Corp.†	38,800	6,448,560
Life sciences tools & services: 3.28%
Bio-Techne Corp.	83,984	6,712,841
Medpace Holdings, Inc.†	21,240	7,089,912
Repligen Corp.†	45,400	6,756,428
		20,559,181
Industrials: 24.29%
Aerospace & defense: 2.65%
Axon Enterprise, Inc.†	41,528	16,594,589
Commercial services & supplies: 7.27%
RB Global, Inc.	110,400	8,886,096
Rollins, Inc.	217,000	10,975,860
Tetra Tech, Inc.	297,000	14,006,520
Waste Connections, Inc.	65,306	11,678,019
		45,546,495
Construction & engineering: 1.50%
Sterling Infrastructure, Inc.†	64,800	9,397,296
Electrical equipment: 3.05%
Vertiv Holdings Co. Class A	192,200	19,121,978
Ground transportation: 1.87%
Saia, Inc.†	26,767	11,704,138
Machinery: 1.41%
RBC Bearings, Inc.†	29,400	8,801,772
Professional services: 1.58%
Parsons Corp.†	95,300	9,880,704
Trading companies & distributors: 4.96%
Applied Industrial Technologies, Inc.	60,100	13,410,113
The accompanying notes are an integral part of these financial statements.
Allspring Mid Cap Growth Fund | 3

Portfolio of investments—September 30, 2024

	Shares	Value
Trading companies & distributors(continued)
SiteOne Landscape Supply, Inc.†	55,188	$8,328,421
Watsco, Inc.	19,000	9,345,720
		31,084,254
Information technology: 27.06%
Electronic equipment, instruments & components: 3.30%
Novanta, Inc.†	52,800	9,446,976
Zebra Technologies Corp. Class A†	30,187	11,178,850
		20,625,826
IT services: 6.37%
Gartner, Inc.†	36,900	18,699,444
Globant SA†	50,918	10,088,893
MongoDB, Inc. Class A†	41,100	11,111,385
		39,899,722
Semiconductors & semiconductor equipment: 5.92%
Entegris, Inc.	83,100	9,351,243
Monolithic Power Systems, Inc.	20,700	19,137,150
Onto Innovation, Inc.†	41,300	8,572,228
		37,060,621
Software: 11.47%
CCC Intelligent Solutions Holdings, Inc.†	1,005,685	11,112,819
Crowdstrike Holdings, Inc. Class A†	23,200	6,506,904
Datadog, Inc. Class A†	116,654	13,422,209
Fair Isaac Corp.†	7,300	14,187,696
Monday.com Ltd.†	30,200	8,388,654
Samsara, Inc. Class A†	153,300	7,376,796
Tyler Technologies, Inc.†	18,600	10,857,192
		71,852,270
Materials: 3.28%
Construction materials: 1.73%
Vulcan Materials Co.	43,400	10,868,662
Metals & mining: 1.55%
ATI, Inc.†	144,900	9,695,259
Total common stocks (Cost $452,260,732)		624,633,995
The accompanying notes are an integral part of these financial statements.
4 | Allspring Mid Cap Growth Fund

Portfolio of investments—September 30, 2024

		Yield	Shares	Value
Short-term investments: 0.77%
Investment companies: 0.77%
Allspring Government Money Market Fund Select Class♠∞		4.86%	4,789,725	$4,789,725
Total short-term investments (Cost $4,789,725)				4,789,725
Total investments in securities (Cost $457,050,457)	100.51%			629,423,720
Other assets and liabilities, net	(0.51)			(3,181,957)
Total net assets	100.00%			$626,241,763

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$6,226,757	$121,355,373	$(122,792,405)	$0	$0	$4,789,725	4,789,725	$179,975
The accompanying notes are an integral part of these financial statements.
Allspring Mid Cap Growth Fund | 5

Statement of assets and liabilities—September 30, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $452,260,732)	$624,633,995
Investments in affiliated securities, at value (cost $4,789,725)	4,789,725
Cash	4
Receivable for dividends	124,541
Receivable for Fund shares sold	37,658
Prepaid expenses and other assets	171,823
Total assets	629,757,746
Liabilities
Payable for Fund shares redeemed	2,738,243
Management fee payable	342,104
Shareholder servicing fees payable	294,778
Administration fees payable	97,364
Trustees’ fees and expenses payable	3,097
Distribution fee payable	366
Accrued expenses and other liabilities	40,031
Total liabilities	3,515,983
Total net assets	$626,241,763
Net assets consist of
Paid-in capital	$400,164,992
Total distributable earnings	226,076,771
Total net assets	$626,241,763
Computation of net asset value and offering price per share
Net assets–Class A	$583,571,563
Shares outstanding–Class A1	11,329,615
Net asset value per share–Class A	$51.51
Maximum offering price per share – Class A2	$54.65
Net assets–Class C	$620,204
Shares outstanding–Class C1	15,738
Net asset value per share–Class C	$39.41
Net assets–Class R6	$8,667,785
Shares outstanding–Class R6[1]	140,290
Net asset value per share–Class R6	$61.78
Net assets–Administrator Class	$1,942,469
Shares outstanding–Administrator Class[1]	34,511
Net asset value per share–Administrator Class	$56.29
Net assets–Institutional Class	$31,439,742
Shares outstanding–Institutional Class[1]	512,734
Net asset value per share–Institutional Class	$61.32
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Mid Cap Growth Fund

Statement of operations—year ended September 30, 2024
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $37,430)	$1,882,465
Income from affiliated securities	179,975
Interest	479
Total investment income	2,062,919
Expenses
Management fee	4,622,778
Administration fees
Class A	1,088,739
Class C	1,233
Class R6	12,790
Administrator Class	2,816
Institutional Class	39,839
Shareholder servicing fees
Class A	1,360,492
Class C	1,538
Administrator Class	4,428
Distribution fee
Class C	4,588
Custody and accounting fees	4
Professional fees	64,589
Registration fees	48,330
Shareholder report expenses	26,630
Trustees’ fees and expenses	22,771
Other fees and expenses	45,058
Total expenses	7,346,623
Less: Fee waivers and/or expense reimbursements
Fund-level	(61,392)
Class A	(312,704)
Class C	(197)
Administrator Class	(164)
Institutional Class	(14,892)
Net expenses	6,957,274
Net investment loss	(4,894,355)
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	65,032,833
Foreign currency and foreign currency translations	(116)
Net realized gains on investments	65,032,717
Net change in unrealized gains (losses) on investments	119,039,393
Net realized and unrealized gains (losses) on investments	184,072,110
Net increase in net assets resulting from operations	$179,177,755
The accompanying notes are an integral part of these financial statements.
Allspring Mid Cap Growth Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Year ended September 30, 2024		Year ended September 30, 2023
Operations
Net investment loss		$(4,894,355)		$(4,563,128)
Net realized gains on investments		65,032,717		37,055,521
Net change in unrealized gains (losses) on investments		119,039,393		27,144,906
Net increase in net assets resulting from operations		179,177,755		59,637,299
Distributions to shareholders from
Net investment income and net realized gains
Class A		(13,133,463)		0
Class C		(20,718)		0
Class R6		(1,220,732)		0
Administrator Class		(66,556)		0
Institutional Class		(591,818)		0
Total distributions to shareholders		(15,033,287)		0
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	76,505	3,442,175	82,363	3,267,070
Class C	1,370	50,005	3,960	127,320
Class R6	59,562	3,152,815	159,633	7,692,659
Administrator Class	21,922	1,041,268	3,496	151,996
Institutional Class	158,417	8,710,962	138,827	6,417,435
		16,397,225		17,656,480
Reinvestment of distributions
Class A	293,587	12,389,381	0	0
Class C	602	19,562	0	0
Class R6	24,178	1,220,262	0	0
Administrator Class	1,437	66,252	0	0
Institutional Class	11,499	576,313	0	0
		14,271,770		0
Payment for shares redeemed
Class A	(1,419,970)	(64,576,545)	(1,362,482)	(53,883,730)
Class C	(7,972)	(271,908)	(15,752)	(489,096)
Class R6	(1,142,389)	(65,784,173)	(159,957)	(7,483,014)
Administrator Class	(45,155)	(2,264,271)	(27,611)	(1,199,819)
Institutional Class	(223,597)	(12,376,763)	(416,044)	(19,110,754)
		(145,273,660)		(82,166,413)
Net decrease in net assets resulting from capital share transactions		(114,604,665)		(64,509,933)
Total increase (decrease) in net assets		49,539,803		(4,872,634)
Net assets
Beginning of period		576,701,960		581,574,594
End of period		$626,241,763		$576,701,960
The accompanying notes are an integral part of these financial statements.
8 | Allspring Mid Cap Growth Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of period	$39.62	$35.92	$76.01	$64.21	$49.98
Net investment loss	(0.38)[1]	(0.32)[1]	(0.55)	(0.77)[1]	(0.41)[1]
Net realized and unrealized gains (losses) on investments	13.36	4.02	(28.31)	19.17	17.93
Total from investment operations	12.98	3.70	(28.86)	18.40	17.52
Distributions to shareholders from
Net realized gains	(1.09)	0.00	(11.23)	(6.60)	(3.29)
Net asset value, end of period	$51.51	$39.62	$35.92	$76.01	$64.21
Total return[2]	33.36%	10.27%	(44.27)%	29.90%	37.19%
Ratios to average net assets (annualized)
Gross expenses	1.23%	1.25%	1.23%	1.21%	1.24%
Net expenses	1.16%	1.17%	1.16%	1.17%	1.16%
Net investment loss	(0.83)%	(0.80)%	(1.03)%	(1.06)%	(0.79)%
Supplemental data
Portfolio turnover rate	57%	49%	46%	41%	62%
Net assets, end of period (000s omitted)	$583,572	$490,533	$490,694	$990,030	$813,725

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Mid Cap Growth Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
Class C	2024	2023	2022	2021	2020
Net asset value, beginning of period	$30.78	$28.12	$62.41	$54.11	$42.93
Net investment loss	(0.56)[1]	(0.48)[1]	(0.75)[1]	(1.10)[1]	(0.68)[1]
Net realized and unrealized gains (losses) on investments	10.28	3.14	(22.31)	16.00	15.15
Total from investment operations	9.72	2.66	(23.06)	14.90	14.47
Distributions to shareholders from
Net realized gains	(1.09)	0.00	(11.23)	(6.60)	(3.29)
Net asset value, end of period	$39.41	$30.78	$28.12	$62.41	$54.11
Total return[2]	32.32%	9.46%	(44.71)%	28.92%	36.13%
Ratios to average net assets (annualized)
Gross expenses	1.97%	1.99%	1.96%	1.96%	1.98%
Net expenses	1.93%	1.93%	1.93%	1.93%	1.93%
Net investment loss	(1.60)%	(1.57)%	(1.80)%	(1.82)%	(1.55)%
Supplemental data
Portfolio turnover rate	57%	49%	46%	41%	62%
Net assets, end of period (000s omitted)	$620	$669	$943	$2,509	$2,224

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Mid Cap Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
Class R6	2024	2023	2022	2021	2020
Net asset value, beginning of period	$47.16	$42.59	$87.70	$72.94	$56.15
Net investment loss	(0.25)[1]	(0.20)[1]	(0.40)[1]	(0.57)[1]	(0.25)[1]
Net realized and unrealized gains (losses) on investments	15.96	4.77	(33.48)	21.93	20.33
Total from investment operations	15.71	4.57	(33.88)	21.36	20.08
Distributions to shareholders from
Net realized gains	(1.09)	0.00	(11.23)	(6.60)	(3.29)
Net asset value, end of period	$61.78	$47.16	$42.59	$87.70	$72.94
Total return[2]	33.82%	10.70%	(44.07)%	30.41%	37.69%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.83%	0.80%	0.78%	0.81%
Net expenses	0.80%	0.80%	0.79%	0.78%	0.80%
Net investment loss	(0.47)%	(0.43)%	(0.66)%	(0.68)%	(0.43)%
Supplemental data
Portfolio turnover rate	57%	49%	46%	41%	62%
Net assets, end of period (000s omitted)	$8,668	$56,539	$51,082	$94,430	$71,641

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Mid Cap Growth Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
Administrator Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$43.18	$39.12	$81.70	$68.54	$53.10
Net investment loss	(0.38)[1]	(0.32)[1]	(0.58)[1]	(0.79)[1]	(0.40)[1]
Net realized and unrealized gains (losses) on investments	14.58	4.38	(30.77)	20.55	19.13
Total from investment operations	14.20	4.06	(31.35)	19.76	18.73
Distributions to shareholders from
Net realized gains	(1.09)	0.00	(11.23)	(6.60)	(3.29)
Net asset value, end of period	$56.29	$43.18	$39.12	$81.70	$68.54
Total return[2]	33.44%	10.38%	(44.25)%	30.00%	37.29%
Ratios to average net assets (annualized)
Gross expenses	1.11%	1.14%	1.12%	1.13%	1.15%
Net expenses	1.10%	1.10%	1.09%	1.10%	1.10%
Net investment loss	(0.77)%	(0.74)%	(0.98)%	(1.00)%	(0.72)%
Supplemental data
Portfolio turnover rate	57%	49%	46%	41%	62%
Net assets, end of period (000s omitted)	$1,942	$2,431	$3,146	$10,818	$4,205

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Mid Cap Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$46.84	$42.33	$87.27	$72.66	$55.97
Net investment loss	(0.28)[1]	(0.23)[1]	(0.44)[1]	(0.62)[1]	(0.28)[1]
Net realized and unrealized gains (losses) on investments	15.85	4.74	(33.27)	21.83	20.26
Total from investment operations	15.57	4.51	(33.71)	21.21	19.98
Distributions to shareholders from
Net realized gains	(1.09)	0.00	(11.23)	(6.60)	(3.29)
Net asset value, end of period	$61.32	$46.84	$42.33	$87.27	$72.66
Total return[2]	33.75%	10.65%	(44.11)%	30.31%	37.63%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.92%	0.90%	0.88%	0.91%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment loss	(0.52)%	(0.49)%	(0.72)%	(0.74)%	(0.48)%
Supplemental data
Portfolio turnover rate	57%	49%	46%	41%	62%
Net assets, end of period (000s omitted)	$31,440	$26,530	$35,710	$78,349	$67,735

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Mid Cap Growth Fund | 13

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Mid Cap Growth Fund (formerly, Allspring Discovery Mid Cap Growth Fund) (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
14 | Allspring Mid Cap Growth Fund

Notes to financial statements
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of September 30, 2024, the aggregate cost of all investments for federal income tax purposes was $459,016,491 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$188,588,340
Gross unrealized losses	(18,181,111)
Net unrealized gains	$170,407,229
As of September 30, 2024, the Fund had a qualified late-year ordinary loss of $2,381,153 which will be recognized on the first day of the following fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$65,217,891	$0	$0	$65,217,891
Consumer discretionary	80,735,231	0	0	80,735,231
Consumer staples	6,476,382	0	0	6,476,382
Financials	56,702,805	0	0	56,702,805
Health care	73,368,100	0	0	73,368,100
Industrials	152,131,226	0	0	152,131,226
Information technology	169,438,439	0	0	169,438,439
Materials	20,563,921	0	0	20,563,921
Short-term investments
Investment companies	4,789,725	0	0	4,789,725
Total assets	$629,423,720	$0	$0	$629,423,720
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
Allspring Mid Cap Growth Fund | 15

Notes to financial statements
At September 30, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.750%
Next $500 million	0.725
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $5 billion	0.640
Next $2 billion	0.630
Next $4 billion	0.620
Over $16 billion	0.610
For the year ended September 30, 2024, the management fee was equivalent to an annual rate of 0.75% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of September 30, 2024, the contractual caps are as follows:
16 | Allspring Mid Cap Growth Fund

Notes to financial statements

EXPENSE RATIO CAPS
Class A	1.18%
Class C	1.93
Class R6	0.80
Administrator Class	1.10
Institutional Class	0.85
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended September 30, 2024, Allspring Funds Distributor received $662 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended September 30, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended September 30, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended September 30, 2024 were $351,689,953 and $481,151,674, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended September 30, 2024, there were no borrowings by the Fund under the agreement.
7.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended September 30
	2024	2023
Long-term capital gain	$15,033,287	$0
As of September 30, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term gain	Unrealized gains	Late-year ordinary losses deferred
$58,063,273	$170,407,229	$(2,381,153)
Allspring Mid Cap Growth Fund | 17

Notes to financial statements
8.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
18 | Allspring Mid Cap Growth Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Mid Cap Growth Fund (formerly, Allspring Discovery Mid Cap Growth Fund) (the Fund), one of the Funds constituting Allspring Funds Trust, including the portfolio of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
November 25, 2024
Allspring Mid Cap Growth Fund | 19

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, $15,033,287 was designated as a 20% rate gain distribution for the fiscal year ended
September 30, 2024.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

20 | Allspring Mid Cap Growth Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Mid Cap Growth Fund | 21

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Mid Cap Growth Fund* (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors. The Board noted that the name of the Fund would be renamed to the Allspring Mid Cap Growth Fund, effective August 2024.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.** The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the portfolio managers responsible for the day-to-day portfolio management of the Fund would be changing during the Summer of 2024, and the Board considered the revised portfolio management team that would be taking over portfolio
*
It was noted that the Board had approved changing the Fund’s name to the “Allspring Mid Growth Fund,” effective on or about August 9, 2024.
**
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

22 | Allspring Mid Cap Growth Fund

Other information (unaudited)
management responsibilities. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was lower than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was lower than the investment performance of its benchmark index, the Russell Midcap® Growth Index, for all periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to the investment decisions and market factors that affected the Fund’s investment performance.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Allspring Mid Cap Growth Fund | 23

Other information (unaudited)
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

24 | Allspring Mid Cap Growth Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3018 09-24

Allspring Special Mid Cap Value Fund
Long Form Financial Statements
Annual Report
September 30, 2024

Allspring Special Mid Cap Value Fund | 1

Portfolio of investments—September 30, 2024
Portfolio of investments

	Shares	Value
Common stocks: 95.35%
Consumer discretionary: 4.27%
Automobile components: 1.00%
Aptiv PLC†	1,975,430	$142,250,714
Distributors: 1.03%
LKQ Corp.	3,671,800	146,578,256
Hotels, restaurants & leisure: 1.34%
Wendy’s Co.	3,330,550	58,351,236
Yum China Holdings, Inc.	2,947,950	132,716,709
		191,067,945
Specialty retail: 0.90%
Foot Locker, Inc.	2,272,550	58,722,692
RH†	204,750	68,474,543
		127,197,235
Consumer staples: 7.10%
Beverages: 3.06%
Keurig Dr Pepper, Inc.	11,599,214	434,738,541
Household products: 4.04%
Church & Dwight Co., Inc.	2,402,850	251,626,452
Reynolds Consumer Products, Inc.	10,387,100	323,038,810
		574,665,262
Energy: 4.88%
Energy equipment & services: 1.29%
Baker Hughes Co. Class A	3,899,100	140,952,465
NOV, Inc.	2,618,250	41,813,453
		182,765,918
Oil, gas & consumable fuels: 3.59%
Devon Energy Corp.	2,200,550	86,085,516
EOG Resources, Inc.	1,539,550	189,256,881
EQT Corp.	578,500	21,196,240
Targa Resources Corp.	520,450	77,031,805
Valero Energy Corp.	1,015,850	137,170,225
		510,740,667
Financials: 19.56%
Banks: 3.26%
Fifth Third Bancorp	7,178,250	307,516,230
Regions Financial Corp.	6,713,450	156,624,788
		464,141,018
The accompanying notes are an integral part of these financial statements.
2 | Allspring Special Mid Cap Value Fund

Portfolio of investments—September 30, 2024

	Shares	Value
Capital markets: 2.34%
Jefferies Financial Group, Inc.	5,405,350	$332,699,293
Pershing Square Tontine Holdings Ltd.♦†	7,483,000	7
		332,699,300
Financial services: 1.69%
Euronet Worldwide, Inc.♠†	2,426,750	240,806,403
Insurance: 10.23%
Allstate Corp.	2,097,000	397,696,050
Arch Capital Group Ltd.†	4,050,050	453,119,594
Axis Capital Holdings Ltd.	782,650	62,306,767
Brown & Brown, Inc.	3,244,500	336,130,200
Loews Corp.	2,617,350	206,901,517
		1,456,154,128
Mortgage real estate investment trusts (REITs): 2.04%
Annaly Capital Management, Inc.	14,430,599	289,622,122
Health care: 8.74%
Health care equipment & supplies: 3.04%
Alcon, Inc.	2,055,850	205,728,910
Zimmer Biomet Holdings, Inc.	2,104,750	227,207,762
		432,936,672
Health care providers & services: 3.15%
Humana, Inc.	478,800	151,655,112
Labcorp Holdings, Inc.	1,325,500	296,222,740
		447,877,852
Life sciences tools & services: 2.55%
Charles River Laboratories International, Inc.†	1,396,264	275,022,120
Qiagen NV	1,926,915	87,809,517
		362,831,637
Industrials: 18.36%
Aerospace & defense: 2.54%
L3Harris Technologies, Inc.	1,522,350	362,121,395
Building products: 2.41%
Carlisle Cos., Inc.	761,300	342,394,675
Commercial services & supplies: 2.60%
Republic Services, Inc. Class A	1,844,850	370,519,674
Construction & engineering: 1.36%
API Group Corp.†	3,912,766	129,199,536
MasTec, Inc.†	517,330	63,683,323
		192,882,859
The accompanying notes are an integral part of these financial statements.
Allspring Special Mid Cap Value Fund | 3

Portfolio of investments—September 30, 2024

	Shares	Value
Ground transportation: 1.27%
Knight-Swift Transportation Holdings, Inc.	3,357,300	$181,126,335
Machinery: 1.60%
Donaldson Co., Inc.	792,200	58,385,140
Gates Industrial Corp. PLC†	9,674,227	169,782,684
		228,167,824
Professional services: 3.54%
Amentum Holdings, Inc.†	2,075,700	66,941,325
Dun & Bradstreet Holdings, Inc.	14,320,646	164,830,635
Jacobs Solutions, Inc.	2,075,700	271,709,130
		503,481,090
Trading companies & distributors: 3.04%
AerCap Holdings NV	4,560,750	431,994,240
Information technology: 5.26%
IT services: 1.42%
Amdocs Ltd.	2,308,050	201,908,214
Semiconductors & semiconductor equipment: 2.88%
ON Semiconductor Corp.†	2,230,650	161,967,497
Teradyne, Inc.	1,850,600	247,850,858
		409,818,355
Software: 0.96%
Informatica, Inc. Class A†	5,416,400	136,926,592
Materials: 9.80%
Chemicals: 2.38%
Ashland, Inc.	976,900	84,960,993
Huntsman Corp.	5,539,450	134,054,690
RPM International, Inc.	984,300	119,100,300
		338,115,983
Construction materials: 2.67%
Vulcan Materials Co.	1,517,450	380,015,003
Containers & packaging: 3.31%
AptarGroup, Inc.	743,200	119,053,208
Graphic Packaging Holding Co.	11,895,600	351,990,804
		471,044,012
Metals & mining: 1.44%
Freeport-McMoRan, Inc.	4,112,250	205,283,520
Real estate: 10.76%
Office REITs : 2.10%
BXP, Inc.	3,716,100	298,997,406
The accompanying notes are an integral part of these financial statements.
4 | Allspring Special Mid Cap Value Fund

Portfolio of investments—September 30, 2024

	Shares	Value
Real estate management & development: 4.02%
CBRE Group, Inc. Class A†	4,595,700	$572,072,736
Specialized REITs : 4.64%
CubeSmart	3,780,100	203,482,783
Gaming & Leisure Properties, Inc.	4,441,500	228,515,175
Weyerhaeuser Co.	6,724,350	227,686,491
		659,684,449
Utilities: 6.62%
Electric utilities: 4.79%
American Electric Power Co., Inc.	3,454,900	354,472,740
FirstEnergy Corp.	7,354,550	326,174,292
		680,647,032
Water utilities: 1.83%
American Water Works Co., Inc.	1,782,050	260,606,992
Total common stocks (Cost $9,454,855,875)		13,564,882,056

	Expiration date
Rights: 0.00%
Financials: 0.00%
Capital markets: 0.00%
Pershing Square Holdings Ltd.♦†	9-23-2033	2,255,595	0
Total rights (Cost $0)			0
Warrants: 0.00%
Financials: 0.00%
Capital markets: 0.00%
Pershing Square Holdings Ltd.♦†	7-24-2027	769,690	0
Total warrants (Cost $4,560,928)			0

		Yield
Short-term investments: 4.65%
Investment companies: 4.65%
Allspring Government Money Market Fund Select Class♠∞		4.86%	662,433,599	662,433,599
Total short-term investments (Cost $662,433,599)				662,433,599
Total investments in securities (Cost $10,121,850,402)	100.00%			14,227,315,655
Other assets and liabilities, net	(0.00)			(360,770)
Total net assets	100.00%			$14,226,954,885

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.
Allspring Special Mid Cap Value Fund | 5

Portfolio of investments—September 30, 2024

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common stocks
Euronet Worldwide, Inc.†	$223,073,676	$9,634,920	$(50,708,540)	$(214,253)	$59,020,600	$240,806,403	2,426,750	$0
Short-term investments
Allspring Government Money Market Fund Select Class	502,383,050	2,694,379,977	(2,534,329,428)	0	0	662,433,599	662,433,599	16,778,227
				$(214,253)	$59,020,600	$903,240,002		$16,778,227

†	Non-income-earning security
Transactions with issuers that were no longer affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common stocks
Reynolds Consumer Products, Inc.	$271,124,392	$5,152,662	$(10,642,568)	$(1,031,001)	$58,435,325	$323,038,810	10,387,100	$9,702,823
The accompanying notes are an integral part of these financial statements.
6 | Allspring Special Mid Cap Value Fund

Statement of assets and liabilities—September 30, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $9,248,603,899)	$13,324,075,653
Investments in affiliated securities, at value (cost $873,246,503)	903,240,002
Cash	2,383
Receivable for dividends	28,701,282
Receivable for Fund shares sold	15,138,641
Receivable for investments sold	3,500,808
Prepaid expenses and other assets	854,064
Total assets	14,275,512,833
Liabilities
Payable for investments purchased	21,628,537
Payable for Fund shares redeemed	17,549,633
Management fee payable	7,485,417
Administration fees payable	1,280,290
Shareholder servicing fee payable	394,699
Distribution fees payable	58,390
Accrued expenses and other liabilities	160,982
Total liabilities	48,557,948
Total net assets	$14,226,954,885
Net assets consist of
Paid-in capital	$9,241,268,537
Total distributable earnings	4,985,686,348
Total net assets	$14,226,954,885
Computation of net asset value and offering price per share
Net assets–Class A	$1,530,576,435
Shares outstanding–Class A1	29,708,947
Net asset value per share–Class A	$51.52
Maximum offering price per share – Class A2	$54.66
Net assets–Class C	$95,951,943
Shares outstanding–Class C1	1,997,502
Net asset value per share–Class C	$48.04
Net assets–Class R6	$3,784,976,645
Shares outstanding–Class R6[1]	70,678,437
Net asset value per share–Class R6	$53.55
Net assets–Administrator Class	$316,030,754
Shares outstanding–Administrator Class[1]	5,973,461
Net asset value per share–Administrator Class	$52.91
Net assets–Institutional Class	$8,499,419,108
Shares outstanding–Institutional Class[1]	159,067,383
Net asset value per share–Institutional Class	$53.43
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Special Mid Cap Value Fund | 7

Statement of operations—year ended September 30, 2024
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $87,406)	$244,302,319
Income from affiliated securities	16,778,227
Interest	373,837
Total investment income	261,454,383
Expenses
Management fee	82,662,725
Administration fees
Class A	2,838,147
Class C	201,097
Class R6	1,014,662
Administrator Class	394,042
Institutional Class	9,610,667
Shareholder servicing fees
Class A	3,547,683
Class C	250,886
Administrator Class	756,210
Distribution fees
Class C	752,646
Custody and accounting fees	363,810
Professional fees	150,345
Registration fees	87,568
Shareholder report expenses	727,284
Trustees’ fees and expenses	30,127
Other fees and expenses	323,817
Total expenses	103,711,716
Class A	(66,279)
Administrator Class	(347)
Net expenses	103,645,090
Net investment income	157,809,293
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	828,008,452
Affiliated securities	(214,253)
Written options	528,875
Net realized gains on investments	828,323,074
Net change in unrealized gains (losses) on
Unaffiliated securities	2,000,234,777
Affiliated securities	59,020,600
Net change in unrealized gains (losses) on investments	2,059,255,377
Net realized and unrealized gains (losses) on investments	2,887,578,451
Net increase in net assets resulting from operations	$3,045,387,744
The accompanying notes are an integral part of these financial statements.
8 | Allspring Special Mid Cap Value Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended September 30, 2024		Year ended September 30, 2023
Operations
Net investment income		$157,809,293		$145,773,253
Net realized gains on investments		828,323,074		546,955,331
Net change in unrealized gains (losses) on investments		2,059,255,377		744,968,122
Net increase in net assets resulting from operations		3,045,387,744		1,437,696,706
Distributions to shareholders from
Net investment income and net realized gains
Class A		(72,575,389)		(102,285,172)
Class C		(4,859,037)		(9,430,371)
Class R		N/A		(1,960,608)[1]
Class R6		(180,956,781)		(237,972,215)
Administrator Class		(16,081,852)		(24,865,616)
Institutional Class		(390,251,708)		(562,285,015)
Total distributions to shareholders		(664,724,767)		(938,798,997)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	4,882,582	227,755,761	7,552,518	332,109,508
Class C	179,228	7,681,803	466,057	19,285,083
Class R	N/A	N/A	78,409 [1]	3,492,357 [1]
Class R6	16,743,128	808,040,769	20,291,959	929,463,236
Administrator Class	776,405	37,300,168	1,483,366	67,588,980
Institutional Class	49,147,245	2,385,408,261	40,965,841	1,874,760,310
		3,466,186,762		3,226,699,474
Reinvestment of distributions
Class A	1,562,560	67,331,371	2,185,133	94,493,842
Class C	115,958	4,623,250	223,322	9,002,114
Class R	N/A	N/A	44,728 [1]	1,960,608 [1]
Class R6	3,705,131	166,003,927	4,822,812	216,198,148
Administrator Class	361,867	16,007,557	558,463	24,747,212
Institutional Class	8,381,897	374,702,181	12,091,678	540,975,336
		628,668,286		887,377,260
Payment for shares redeemed
Class A	(9,940,435)	(458,881,439)	(6,040,100)	(266,711,307)
Class C	(982,343)	(42,171,459)	(850,350)	(35,205,264)
Class R	N/A	N/A	(122,396)[1]	(5,491,609)[1]
Class R6	(22,102,537)	(1,049,235,535)	(12,961,260)	(592,331,314)
Administrator Class	(2,369,943)	(111,325,969)	(2,052,760)	(93,411,794)
Institutional Class	(55,944,959)	(2,666,758,504)	(43,859,807)	(1,999,538,758)
		(4,328,372,906)		(2,992,690,046)
1 For the period from October 1, 2022 to June 16, 2023
The accompanying notes are an integral part of these financial statements.
Allspring Special Mid Cap Value Fund | 9

Statement of changes in net assets
Statement of changes in net assets
	Year ended September 30, 2024		Year ended September 30, 2023
	Shares		Shares
Net asset value of shares issued in acquisition
Class A	2,119,683	$96,889,975	0	$0
Class C	27,382	1,172,263	0	0
Class R6	283,445	13,434,335	0	0
Administrator Class	216,950	10,179,714	0	0
Institutional Class	1,445,839	68,416,152	0	0
		190,092,439		0
Share conversions
Class A	0	0	564,940 [2]	25,168,076 [2]
Class R	0	0	(556,158)[2]	(25,168,076)[2]
		0		0
Net increase (decrease) in net assets resulting from capital share transactions		(43,425,419)		1,121,386,688
Total increase in net assets		2,337,237,558		1,620,284,397
Net assets
Beginning of period		11,889,717,327		10,269,432,930
End of period		$14,226,954,885		$11,889,717,327
2 Effective at the close of business on June 16, 2023, Class R shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Special Mid Cap Value Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of period	$42.93	$40.97	$49.22	$35.33	$39.63
Net investment income	0.44 [1]	0.37	0.22	0.13	0.18
Net realized and unrealized gains (losses) on investments	10.55	5.32	(3.63)	13.91	(2.85)
Total from investment operations	10.99	5.69	(3.41)	14.04	(2.67)
Distributions to shareholders from
Net investment income	(0.45)	(0.32)	(0.11)	(0.15)	(0.23)
Net realized gains	(1.95)	(3.41)	(4.73)	0.00	(1.40)
Total distributions to shareholders	(2.40)	(3.73)	(4.84)	(0.15)	(1.63)
Net asset value, end of period	$51.52	$42.93	$40.97	$49.22	$35.33
Total return[2]	26.73%	13.89%	(8.32)%	39.83%	(7.22)%
Ratios to average net assets (annualized)
Gross expenses	1.12%	1.13%	1.12%	1.13%	1.14%
Net expenses	1.11%	1.13%	1.12%	1.13%	1.14%
Net investment income	0.96%	0.94%	0.55%	0.17%	0.56%
Supplemental data
Portfolio turnover rate	19%	27%	24%	38%	51%
Net assets, end of period (000s omitted)	$1,530,576	$1,334,415	$1,098,924	$1,131,411	$969,508

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Special Mid Cap Value Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
Class C	2024	2023	2022	2021	2020
Net asset value, beginning of period	$40.05	$38.43	$46.68	$33.63	$37.85
Net investment income (loss)	0.09 [1]	0.03	(0.11)	(0.25)[1]	(0.11)
Net realized and unrealized gains (losses) on investments	9.85	5.00	(3.41)	13.30	(2.71)
Total from investment operations	9.94	5.03	(3.52)	13.05	(2.82)
Distributions to shareholders from
Net realized gains	(1.95)	(3.41)	(4.73)	0.00	(1.40)
Net asset value, end of period	$48.04	$40.05	$38.43	$46.68	$33.63
Total return[2]	25.81%	13.03%	(9.03)%	38.80%	(7.89)%
Ratios to average net assets (annualized)
Gross expenses	1.87%	1.88%	1.87%	1.88%	1.89%
Net expenses	1.87%	1.88%	1.87%	1.88%	1.89%
Net investment income (loss)	0.20%	0.17%	(0.22)%	(0.58)%	(0.19)%
Supplemental data
Portfolio turnover rate	19%	27%	24%	38%	51%
Net assets, end of period (000s omitted)	$95,952	$106,431	$108,314	$132,741	$110,318

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Special Mid Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
Class R6	2024	2023	2022	2021	2020
Net asset value, beginning of period	$44.53	$42.36	$50.72	$36.39	$40.76
Net investment income	0.66 [1]	0.59	0.46	0.29	0.36
Net realized and unrealized gains (losses) on investments	10.94	5.49	(3.79)	14.36	(2.94)
Total from investment operations	11.60	6.08	(3.33)	14.65	(2.58)
Distributions to shareholders from
Net investment income	(0.63)	(0.50)	(0.30)	(0.32)	(0.39)
Net realized gains	(1.95)	(3.41)	(4.73)	0.00	(1.40)
Total distributions to shareholders	(2.58)	(3.91)	(5.03)	(0.32)	(1.79)
Net asset value, end of period	$53.55	$44.53	$42.36	$50.72	$36.39
Total return[2]	27.24%	14.38%	(7.93)%	40.44%	(6.84)%
Ratios to average net assets (annualized)
Gross expenses	0.70%	0.70%	0.69%	0.70%	0.71%
Net expenses	0.70%	0.70%	0.69%	0.70%	0.71%
Net investment income	1.38%	1.37%	0.96%	0.60%	0.99%
Supplemental data
Portfolio turnover rate	19%	27%	24%	38%	51%
Net assets, end of period (000s omitted)	$3,784,977	$3,208,044	$2,537,407	$2,925,693	$2,103,895

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Special Mid Cap Value Fund | 13

Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
Administrator Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$44.02	$41.90	$50.22	$36.02	$40.35
Net investment income	0.48 [1]	0.46	0.39	0.23	0.24 [1]
Net realized and unrealized gains (losses) on investments	10.83	5.40	(3.85)	14.13	(2.93)
Total from investment operations	11.31	5.86	(3.46)	14.36	(2.69)
Distributions to shareholders from
Net investment income	(0.47)	(0.33)	(0.13)	(0.16)	(0.24)
Net realized gains	(1.95)	(3.41)	(4.73)	0.00	(1.40)
Total distributions to shareholders	(2.42)	(3.74)	(4.86)	(0.16)	(1.64)
Net asset value, end of period	$52.91	$44.02	$41.90	$50.22	$36.02
Total return[2]	26.81%	13.99%	(8.26)%	39.96%	(7.15)%
Ratios to average net assets (annualized)
Gross expenses	1.05%	1.05%	1.04%	1.05%	1.06%
Net expenses	1.05%	1.05%	1.04%	1.05%	1.06%
Net investment income	1.02%	1.00%	0.60%	0.25%	0.65%
Supplemental data
Portfolio turnover rate	19%	27%	24%	38%	51%
Net assets, end of period (000s omitted)	$316,031	$307,586	$293,286	$389,512	$324,727

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Special Mid Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$44.43	$42.28	$50.63	$36.33	$40.70
Net investment income	0.61 [1]	0.56	0.42	0.24	0.32
Net realized and unrealized gains (losses) on investments	10.93	5.45	(3.78)	14.35	(2.94)
Total from investment operations	11.54	6.01	(3.36)	14.59	(2.62)
Distributions to shareholders from
Net investment income	(0.59)	(0.45)	(0.26)	(0.29)	(0.35)
Net realized gains	(1.95)	(3.41)	(4.73)	0.00	(1.40)
Total distributions to shareholders	(2.54)	(3.86)	(4.99)	(0.29)	(1.75)
Net asset value, end of period	$53.43	$44.43	$42.28	$50.63	$36.33
Total return[2]	27.14%	14.24%	(8.01)%	40.30%	(6.93)%
Ratios to average net assets (annualized)
Gross expenses	0.80%	0.80%	0.79%	0.80%	0.81%
Net expenses	0.80%	0.80%	0.79%	0.80%	0.81%
Net investment income	1.28%	1.26%	0.86%	0.50%	0.89%
Supplemental data
Portfolio turnover rate	19%	27%	24%	38%	51%
Net assets, end of period (000s omitted)	$8,499,419	$6,933,240	$6,208,455	$7,209,810	$5,197,362

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Special Mid Cap Value Fund | 15

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Special Mid Cap Value Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on June 16, 2023, Class R shares became Class A shares in a tax-free conversion. Shareholders of Class R received Class A shares at a value equal to the value of their Class R shares immediately prior to the conversion. Class R shares are no longer offered by the Fund.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may also purchase call or put options. Premiums paid are included in the Statement of Assets and Liabilities as investments, the values of which are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
16 | Allspring Special Mid Cap Value Fund

Notes to financial statements
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of September 30, 2024, the aggregate cost of all investments for federal income tax purposes was $10,140,431,053 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$4,317,292,520
Gross unrealized losses	(230,407,918)
Net unrealized gains	$4,086,884,602
Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. GAAP require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At September 30, 2024, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:
Paid-in capital	Total distributable earnings
$535,369	$(535,369)
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Special Mid Cap Value Fund | 17

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$607,094,150	$0	$0	$607,094,150
Consumer staples	1,009,403,803	0	0	1,009,403,803
Energy	693,506,585	0	0	693,506,585
Financials	2,783,422,964	7	0	2,783,422,971
Health care	1,243,646,161	0	0	1,243,646,161
Industrials	2,612,688,092	0	0	2,612,688,092
Information technology	748,653,161	0	0	748,653,161
Materials	1,394,458,518	0	0	1,394,458,518
Real estate	1,530,754,591	0	0	1,530,754,591
Utilities	941,254,024	0	0	941,254,024
Rights
Financials	0	0	0	0
Warrants
Financials	0	0	0	0
Short-term investments
Investment companies	662,433,599	0	0	662,433,599
Total assets	$14,227,315,648	$7	$0	$14,227,315,655
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At September 30, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.750%
Next $500 million	0.725
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $5 billion	0.640
Next $2 billion	0.630
Next $4 billion	0.620
Over $16 billion	0.610
For the year ended September 30, 2024, the management fee was equivalent to an annual rate of 0.66% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.
18 | Allspring Special Mid Cap Value Fund

Notes to financial statements
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of September 30, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.15%
Class C	1.90
Class R6	0.73
Administrator Class	1.08
Institutional Class	0.83
Distribution fees
The Trust has adopted a distribution plan for Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended September 30, 2024, Allspring Funds Distributor received $20,877 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended September 30, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended September 30, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended September 30, 2024 were $2,357,436,889 and $3,241,712,378, respectively.
Allspring Special Mid Cap Value Fund | 19

Notes to financial statements
6.
DERIVATIVE TRANSACTIONS
During the year ended September 30, 2024, the Fund entered into written options for income generation and hedging purposes. The Fund had an average of 1,231 written option contracts during year ended September 30, 2024.
For the year ended September 30, 2024, there were no open written option contracts.
7.
ACQUISITION
After the close of business on February 23, 2024, the Fund acquired the net assets of Allspring C&B Mid Cap Value Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Class A, Class C, Class R6, Administrator Class and Institutional Class shares of Allspring C&B Mid Cap Value Fund received Class A, Class C, Class R6, Administrator Class and Institutional Class shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Allspring C&B Mid Cap Value Fund for 4,093,299 shares of the Fund valued at $190,092,439 at an exchange ratio of 0.66, 0.61, 0.65, 0.66 and 0.65 for Class A, Class C, Class R6, Administrator Class and Institutional Class shares, respectively. The investment portfolio of Allspring C&B Mid Cap Value Fund with a fair value of $197,862,214, identified cost of $184,956,851 and unrealized gains (losses) of $12,905,363 at February 23, 2024 was the principal assets acquired by the Fund. The aggregate net assets of Allspring C&B Mid Cap Value Fund and the Fund immediately prior to the acquisition were $190,092,439 and $12,652,366,791, respectively. The aggregate net assets of the Fund immediately after the acquisition were $12,842,459,230. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Allspring C&B Mid Cap Value Fund was carried forward to align with ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed October 1, 2023, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended September 30, 2024 would have been as follows:
Net investment income	$158,453,596
Net realized and unrealized gains (losses) on investments	2,966,884,022
Net increase in net assets resulting from operations	$3,125,337,618
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Allspring C&B Mid Cap Value Fund that have been included in the Fund’s Statement of Operations since February 24, 2024.
8.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended September 30, 2024, there were no borrowings by the Fund under the agreement.
9.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended September 30
	2024	2023
Ordinary income	$195,273,289	$180,222,020
Long-term capital gain	469,451,478	758,576,977
As of September 30, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Undistributed long-term gain	Unrealized gains
$173,856,228	$724,945,500	$4,086,884,602
10.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts
20 | Allspring Special Mid Cap Value Fund

Notes to financial statements
indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Special Mid Cap Value Fund | 21

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Special Mid Cap Value Fund (the Fund), one of the Funds constituting Allspring Funds Trust, including the portfolio of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
November 25, 2024
22 | Allspring Special Mid Cap Value Fund

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 82% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended September 30, 2024.
Pursuant to Section 852 of the Internal Revenue Code, $469,451,478 was designated as a 20% rate gain distribution for the fiscal year ended
September 30, 2024.
Pursuant to Section 854 of the Internal Revenue Code, $168,460,273 of income dividends paid during the fiscal year ended September 30, 2024 has been designated as qualified dividend income (QDI).
For the fiscal year ended September 30, 2024, $13,356,438 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended September 30, 2024, $40,050,611 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Special Mid Cap Value Fund | 23

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

24 | Allspring Special Mid Cap Value Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Special Mid Cap Value Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Special Mid Cap Value Fund | 25

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for three-, five-, and ten-year periods under review, and lower than the average investment performance of the Universe for one-year period under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Russell Midcap® Value Index, for the three-, five-, and ten-year periods under review, and higher for the one-year period under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to the investment decisions that affected the Fund’s investment performance. The Board also took note of the Fund’s outperformance relative to the Universe and benchmark over the longer time periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than, equal to or in range of the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

26 | Allspring Special Mid Cap Value Fund

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Special Mid Cap Value Fund | 27

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3323 09-24

Allspring Opportunity Fund
Long Form Financial Statements
Annual Report
September 30, 2024

Allspring Opportunity Fund | 1

Portfolio of investments—September 30, 2024
Portfolio of investments

	Shares	Value
Common stocks: 98.23%
Communication services: 8.22%
Interactive media & services: 8.22%
Alphabet, Inc. Class C	555,706	$92,908,486
Meta Platforms, Inc. Class A	121,659	69,642,478
		162,550,964
Consumer discretionary: 10.11%
Broadline retail: 5.08%
Amazon.com, Inc.†	538,937	100,420,131
Hotels, restaurants & leisure: 1.64%
Starbucks Corp.	331,272	32,295,707
Specialty retail: 3.39%
Burlington Stores, Inc.†	102,352	26,967,705
Home Depot, Inc.	98,922	40,083,195
		67,050,900
Consumer staples: 3.74%
Consumer staples distribution & retail: 2.45%
Dollar General Corp.	234,694	19,848,071
Sysco Corp.	365,429	28,525,388
		48,373,459
Household products: 1.29%
Church & Dwight Co., Inc.	244,718	25,626,869
Financials: 9.87%
Capital markets: 5.19%
Charles Schwab Corp.	495,304	32,100,652
Intercontinental Exchange, Inc.	235,856	37,887,908
S&P Global, Inc.	63,195	32,647,801
		102,636,361
Financial services: 3.45%
Mastercard, Inc. Class A	138,282	68,283,651
Insurance: 1.23%
Marsh & McLennan Cos., Inc.	108,542	24,214,635
Health care: 9.73%
Health care equipment & supplies: 3.02%
Align Technology, Inc.†	64,572	16,421,951
LivaNova PLC†	435,858	22,899,979
Medtronic PLC	225,130	20,268,454
		59,590,384
Health care providers & services: 2.22%
UnitedHealth Group, Inc.	75,098	43,908,299
The accompanying notes are an integral part of these financial statements.
2 | Allspring Opportunity Fund

Portfolio of investments—September 30, 2024

	Shares	Value
Life sciences tools & services: 4.49%
Agilent Technologies, Inc.	193,509	$28,732,216
Bio-Rad Laboratories, Inc. Class A†	74,009	24,761,931
Thermo Fisher Scientific, Inc.	56,956	35,231,273
		88,725,420
Industrials: 16.29%
Aerospace & defense: 3.42%
HEICO Corp. Class A	172,970	35,244,367
Melrose Industries PLC	5,308,680	32,343,039
		67,587,406
Building products: 3.19%
AZEK Co., Inc. Class A†	435,338	20,373,818
Carlisle Cos., Inc.	94,821	42,645,745
		63,019,563
Commercial services & supplies: 1.45%
Republic Services, Inc. Class A	143,240	28,768,322
Electrical equipment: 2.73%
Atkore, Inc.	129,565	10,979,338
Regal Rexnord Corp.	259,152	42,988,134
		53,967,472
Machinery: 0.80%
Ingersoll Rand, Inc.	160,902	15,794,140
Professional services: 3.15%
Dun & Bradstreet Holdings, Inc.	2,230,994	25,678,741
TransUnion	230,728	24,157,221
WNS Holdings Ltd.†	234,756	12,373,989
		62,209,951
Trading companies & distributors: 1.55%
Air Lease Corp. Class A	676,630	30,644,573
Information technology: 24.75%
Electronic equipment, instruments & components: 3.59%
Amphenol Corp. Class A	460,589	30,011,980
Teledyne Technologies, Inc.†	93,570	40,951,846
		70,963,826
Semiconductors & semiconductor equipment: 5.26%
Marvell Technology, Inc.	612,887	44,201,410
Texas Instruments, Inc.	289,224	59,745,002
		103,946,412
Software: 10.26%
Dynatrace, Inc.†	488,135	26,100,579
Palo Alto Networks, Inc.†	52,789	18,043,280
The accompanying notes are an integral part of these financial statements.
Allspring Opportunity Fund | 3

Portfolio of investments—September 30, 2024

	Shares	Value
Software(continued)
QXO, Inc.†	1,522,510	$24,009,983
Salesforce, Inc.	287,037	78,564,897
ServiceNow, Inc.†	27,341	24,453,517
Workday, Inc. Class A†	129,957	31,762,790
		202,935,046
Technology hardware, storage & peripherals: 5.64%
Apple, Inc.	478,240	111,429,920
Materials: 6.47%
Chemicals: 5.22%
Ashland, Inc.	340,875	29,645,898
Olin Corp.	588,761	28,248,753
Sherwin-Williams Co.	67,034	25,584,867
Westlake Corp.	130,642	19,634,186
		103,113,704
Containers & packaging: 1.25%
International Paper Co.	507,967	24,814,188
Real estate: 9.05%
Industrial REITs : 1.75%
Prologis, Inc.	274,433	34,655,399
Real estate management & development: 1.45%
CoStar Group, Inc.†	378,842	28,579,841
Residential REITs : 2.81%
Mid-America Apartment Communities, Inc.	140,688	22,355,323
Sun Communities, Inc.	245,459	33,173,784
		55,529,107
Specialized REITs : 3.04%
American Tower Corp.	168,762	39,247,291
Equinix, Inc.	23,554	20,907,237
		60,154,528
Total common stocks (Cost $1,040,883,654)		1,941,790,178

		Yield
Short-term investments: 1.87%
Investment companies: 1.87%
Allspring Government Money Market Fund Select Class♠∞		4.86%	36,958,073	36,958,073
Total short-term investments (Cost $36,958,073)				36,958,073
Total investments in securities (Cost $1,077,841,727)	100.10%			1,978,748,251
Other assets and liabilities, net	(0.10)			(1,893,144)
Total net assets	100.00%			$1,976,855,107

The accompanying notes are an integral part of these financial statements.
4 | Allspring Opportunity Fund

Portfolio of investments—September 30, 2024

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$34,872,865	$321,018,838	$(318,933,630)	$0	$0	$36,958,073	36,958,073	$2,634,821
The accompanying notes are an integral part of these financial statements.
Allspring Opportunity Fund | 5

Statement of assets and liabilities—September 30, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $1,040,883,654)	$1,941,790,178
Investments in affiliated securities, at value (cost $36,958,073)	36,958,073
Foreign currency, at value (cost $109)	112
Receivable for dividends	1,544,353
Receivable for Fund shares sold	409,107
Prepaid expenses and other assets	149,738
Total assets	1,980,851,561
Liabilities
Payable for Fund shares redeemed	1,470,795
Management fee payable	1,097,514
Shareholder servicing fee payable	1,069,867
Administration fees payable	301,333
Distribution fee payable	817
Trustees’ fees and expenses payable	368
Accrued expenses and other liabilities	55,760
Total liabilities	3,996,454
Total net assets	$1,976,855,107
Net assets consist of
Paid-in capital	$914,200,748
Total distributable earnings	1,062,654,359
Total net assets	$1,976,855,107
Computation of net asset value and offering price per share
Net assets–Class A	$1,668,461,334
Shares outstanding–Class A1	30,603,704
Net asset value per share–Class A	$54.52
Maximum offering price per share – Class A2	$57.85
Net assets–Class C	$1,443,299
Shares outstanding–Class C1	30,494
Net asset value per share–Class C	$47.33
Net assets–Class R6	$348,781
Shares outstanding–Class R6[1]	5,307
Net asset value per share–Class R6	$65.72
Net assets–Administrator Class	$274,034,742
Shares outstanding–Administrator Class[1]	4,335,662
Net asset value per share–Administrator Class	$63.20
Net assets–Institutional Class	$32,566,951
Shares outstanding–Institutional Class[1]	496,136
Net asset value per share–Institutional Class	$65.64
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Opportunity Fund

Statement of operations—year ended September 30, 2024
Statement of operations
Investment income
Dividends	$17,703,106
Income from affiliated securities	2,634,821
Interest	455
Total investment income	20,338,382
Expenses
Management fee	13,329,525
Administration fees
Class A	3,130,083
Class C	2,830
Class R6	82
Administrator Class	330,970
Institutional Class	38,309
Shareholder servicing fees
Class A	3,911,680
Class C	3,534
Administrator Class	631,891
Distribution fee
Class C	9,992
Custody and accounting fees	50,171
Professional fees	82,738
Registration fees	55,721
Shareholder report expenses	46,317
Trustees’ fees and expenses	23,781
Other fees and expenses	53,637
Total expenses	21,701,261
Less: Fee waivers and/or expense reimbursements
Fund-level	(323,185)
Class A	(285,072)
Class R6	(73)
Administrator Class	(281,947)
Institutional Class	(28,718)
Net expenses	20,782,266
Net investment loss	(443,884)
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	171,776,850
Foreign currency and foreign currency translations	14,315
Net realized gains on investments	171,791,165
Net change in unrealized gains (losses) on
Unaffiliated securities	294,757,733
Foreign currency and foreign currency translations	5,072
Net change in unrealized gains (losses) on investments	294,762,805
Net realized and unrealized gains (losses) on investments	466,553,970
Net increase in net assets resulting from operations	$466,110,086
The accompanying notes are an integral part of these financial statements.
Allspring Opportunity Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Year ended September 30, 2024		Year ended September 30, 2023
Operations
Net investment loss		$(443,884)		$(2,542,945)
Net realized gains on investments		171,791,165		74,803,987
Net change in unrealized gains (losses) on investments		294,762,805		221,925,619
Net increase in net assets resulting from operations		466,110,086		294,186,661
Distributions to shareholders from
Net investment income and net realized gains
Class A		(60,356,131)		(135,924,779)
Class C		(67,168)		(163,434)
Class R6		(8,935)		(2,539)
Administrator Class		(8,509,577)		(19,167,609)
Institutional Class		(992,927)		(2,217,648)
Total distributions to shareholders		(69,934,738)		(157,476,009)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	164,200	7,960,413	248,448	10,637,541
Class C	1,258	54,120	3,536	133,304
Class R6	1,907	105,621	2,670	141,114
Administrator Class	26,873	1,572,814	19,568	968,586
Institutional Class	187,859	10,901,614	259,731	13,329,935
		20,594,582		25,210,480
Reinvestment of distributions
Class A	1,278,860	58,622,947	3,274,219	131,918,309
Class C	1,652	66,111	4,525	161,301
Class R6	162	8,935	53	2,539
Administrator Class	148,123	7,860,908	386,357	17,892,203
Institutional Class	17,989	989,756	44,993	2,152,021
		67,548,657		152,126,373
Payment for shares redeemed
Class A	(3,164,427)	(155,570,046)	(3,264,464)	(140,859,583)
Class C	(8,347)	(352,941)	(11,702)	(446,521)
Class R6	(75)	(4,156)	0	0
Administrator Class	(397,752)	(22,526,454)	(365,545)	(17,990,967)
Institutional Class	(226,202)	(13,057,758)	(279,551)	(14,417,041)
		(191,511,355)		(173,714,112)
Net increase (decrease) in net assets resulting from capital share transactions		(103,368,116)		3,622,741
Total increase in net assets		292,807,232		140,333,393
Net assets
Beginning of period		1,684,047,875		1,543,714,482
End of period		$1,976,855,107		$1,684,047,875
The accompanying notes are an integral part of these financial statements.
8 | Allspring Opportunity Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of period	$44.06	$40.84	$57.30	$45.64	$43.37
Net investment income (loss)	(0.03)[1]	(0.08)[1]	(0.22)	(0.20)	0.01
Payment from affiliate	0.00	0.00	0.00	0.00	0.00 [2]
Net realized and unrealized gains (losses) on investments	12.39	7.61	(9.64)	14.95	4.85
Total from investment operations	12.36	7.53	(9.86)	14.75	4.86
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.02)	(0.10)
Net realized gains	(1.90)	(4.31)	(6.60)	(3.07)	(2.49)
Total distributions to shareholders	(1.90)	(4.31)	(6.60)	(3.09)	(2.59)
Net asset value, end of period	$54.52	$44.06	$40.84	$57.30	$45.64
Total return[3]	28.88%	19.42%	(20.07)%	33.63%	11.62%[4]
Ratios to average net assets (annualized)
Gross expenses	1.19%	1.20%	1.19%	1.20%	1.21%
Net expenses	1.15%	1.17%	1.16%	1.17%	1.16%
Net investment income (loss)	(0.05)%	(0.18)%	(0.43)%	(0.37)%	0.04%
Supplemental data
Portfolio turnover rate	20%	26%	22%	29%	43%
Net assets, end of period (000s omitted)	$1,668,461	$1,424,188	$1,309,459	$1,782,585	$1,453,975

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
[4]	During the year ended September 30, 2020, the Fund received a payment from an affiliate which had an impact of less than 0.005% to the total return.
The accompanying notes are an integral part of these financial statements.
Allspring Opportunity Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
Class C	2024	2023	2022	2021	2020
Net asset value, beginning of period	$38.76	$36.63	$52.32	$42.19	$40.02
Net investment loss	(0.34)[1]	(0.35)[1]	(0.50)[1]	(0.55)[1]	(0.28)[1]
Payment from affiliate	0.00	0.00	0.00	0.00	0.54
Net realized and unrealized gains (losses) on investments	10.81	6.79	(8.59)	13.75	4.40
Total from investment operations	10.47	6.44	(9.09)	13.20	4.66
Distributions to shareholders from
Net realized gains	(1.90)	(4.31)	(6.60)	(3.07)	(2.49)
Net asset value, end of period	$47.33	$38.76	$36.63	$52.32	$42.19
Total return[2]	27.92%	18.60%	(20.55)%[3]	32.65%	12.13%[4]
Ratios to average net assets (annualized)
Gross expenses	1.89%	1.90%	1.85%	1.92%	1.94%
Net expenses	1.89%	1.89%	1.84%	1.91%	1.92%
Net investment loss	(0.79)%	(0.90)%	(1.11)%	(1.12)%	(0.71)%
Supplemental data
Portfolio turnover rate	20%	26%	22%	29%	43%
Net assets, end of period (000s omitted)	$1,443	$1,393	$1,450	$2,073	$2,268

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
[3]	During the year ended September 30, 2022, the Fund received payments from a service provider which had a 0.09% impact on the total return.
[4]	During the year ended September 30, 2020, the Fund received a payment from an affiliate which had a 1.44% impact on the total return.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Opportunity Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
Class R6	2024	2023	2022	2021	2020[1]
Net asset value, beginning of period	$52.53	$47.73	$65.66	$51.83	$46.84
Net investment income	0.23 [2]	0.16 [2]	0.01 [2]	0.04	0.04
Net realized and unrealized gains (losses) on investments	14.86	8.95	(11.34)	17.06	4.95
Total from investment operations	15.09	9.11	(11.33)	17.10	4.99
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.20)	0.00
Net realized gains	(1.90)	(4.31)	(6.60)	(3.07)	0.00
Total distributions to shareholders	(1.90)	(4.31)	(6.60)	(3.27)	0.00
Net asset value, end of period	$65.72	$52.53	$47.73	$65.66	$51.83
Total return[3]	29.44%	19.96%	(19.72)%	34.23%	10.65%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.79%	0.75%	0.76%	0.76%
Net expenses	0.72%	0.73%	0.72%	0.72%	0.72%
Net investment income	0.38%	0.31%	0.01%	0.08%	0.25%
Supplemental data
Portfolio turnover rate	20%	26%	22%	29%	43%
Net assets, end of period (000s omitted)	$349	$174	$28	$35	$28

[1]	For the period from May 29, 2020 (commencement of class operations) to September 30, 2020
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Opportunity Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
Administrator Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$50.72	$46.33	$64.07	$50.68	$47.85
Net investment income (loss)	0.07 [1]	(0.00)[1,2]	(0.14)[1]	(0.10)	0.18
Net realized and unrealized gains (losses) on investments	14.31	8.70	(11.00)	16.65	5.30
Total from investment operations	14.38	8.70	(11.14)	16.55	5.48
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.09)	(0.16)
Net realized gains	(1.90)	(4.31)	(6.60)	(3.07)	(2.49)
Total distributions to shareholders	(1.90)	(4.31)	(6.60)	(3.16)	(2.65)
Net asset value, end of period	$63.20	$50.72	$46.33	$64.07	$50.68
Total return[3]	29.08%	19.63%	(19.91)%	33.87%	11.85%
Ratios to average net assets (annualized)
Gross expenses	1.12%	1.12%	1.11%	1.12%	1.13%
Net expenses	0.98%	0.99%	0.97%	0.98%	0.97%
Net investment income (loss)	0.11%	(0.00)%	(0.24)%	(0.18)%	0.22%
Supplemental data
Portfolio turnover rate	20%	26%	22%	29%	43%
Net assets, end of period (000s omitted)	$274,035	$231,186	$209,340	$281,217	$225,604

[1]	Calculated based upon average shares outstanding
[2]	Amount is more than $(0.005).
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Opportunity Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$52.48	$47.70	$65.64	$51.83	$48.89
Net investment income (loss)	0.21 [1]	0.13 [1]	(0.01)[1]	0.03 [1]	0.34
Net realized and unrealized gains (losses) on investments	14.85	8.96	(11.33)	17.04	5.37
Total from investment operations	15.06	9.09	(11.34)	17.07	5.71
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.19)	(0.28)
Net realized gains	(1.90)	(4.31)	(6.60)	(3.07)	(2.49)
Total distributions to shareholders	(1.90)	(4.31)	(6.60)	(3.26)	(2.77)
Net asset value, end of period	$65.64	$52.48	$47.70	$65.64	$51.83
Total return[2]	29.41%	19.93%	(19.76)%	34.20%	12.09%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.87%	0.86%	0.87%	0.88%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	0.35%	0.24%	(0.01)%	0.05%	0.44%
Supplemental data
Portfolio turnover rate	20%	26%	22%	29%	43%
Net assets, end of period (000s omitted)	$32,567	$27,107	$23,437	$29,303	$24,710

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Opportunity Fund | 13

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Opportunity Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2024, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date.
14 | Allspring Opportunity Fund

Notes to financial statements
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of September 30, 2024, the aggregate cost of all investments for federal income tax purposes was $1,084,275,369 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$939,988,147
Gross unrealized losses	(45,515,265)
Net unrealized gains	$894,472,882
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Opportunity Fund | 15

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$162,550,964	$0	$0	$162,550,964
Consumer discretionary	199,766,738	0	0	199,766,738
Consumer staples	74,000,328	0	0	74,000,328
Financials	195,134,647	0	0	195,134,647
Health care	192,224,103	0	0	192,224,103
Industrials	321,991,427	0	0	321,991,427
Information technology	489,275,204	0	0	489,275,204
Materials	127,927,892	0	0	127,927,892
Real estate	178,918,875	0	0	178,918,875
Short-term investments
Investment companies	36,958,073	0	0	36,958,073
Total assets	$1,978,748,251	$0	$0	$1,978,748,251
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At September 30, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.750%
Next $500 million	0.725
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $5 billion	0.640
Next $2 billion	0.630
Next $4 billion	0.620
Over $16 billion	0.610
For the year ended September 30, 2024, the management fee was equivalent to an annual rate of 0.72% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
16 | Allspring Opportunity Fund

Notes to financial statements
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of September 30, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.17%
Class C	1.92
Class R6	0.72
Administrator Class	1.00
Institutional Class	0.75
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended September 30, 2024, Allspring Funds Distributor received $1,627 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended September 30, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended September 30, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended September 30, 2024 were $358,682,072 and $534,201,665, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of
Allspring Opportunity Fund | 17

Notes to financial statements
the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended September 30, 2024, there were no borrowings by the Fund under the agreement.
7.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended September 30
	2024	2023
Long-term capital gain	$69,934,738	$157,476,009
As of September 30, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Undistributed long-term gain	Unrealized gains
$14,025,674	$154,211,939	$894,474,551
8.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
18 | Allspring Opportunity Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Opportunity Fund (the Fund), one of the Funds constituting Allspring Funds Trust, including the portfolio of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and transfer agents. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
November 25, 2024
Allspring Opportunity Fund | 19

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, $69,934,738 was designated as a 20% rate gain distribution for the fiscal year ended
September 30, 2024.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

20 | Allspring Opportunity Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Opportunity Fund | 21

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Opportunity Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

22 | Allspring Opportunity Fund

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Russell 3000® Index, for the one-year period under review, in range of the investment performance of its benchmark index for the five-year period under review, and lower than the investment performance of its benchmark index for the three and ten-year periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups for each share class, except for the net operating expense ratio of the Fund’s Class A shares which were higher than the median net operating expense ratio of the expense Group.
The Board received information concerning, and discussed factors contributing to, the net operating expense ratios of the Fund relative to the expense Groups for each share class. The Board took note of the explanations for the net operating expense ratios of the Fund.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of these average rates for the Fund’s expense Groups for Administrator Class and Class R6 shares and higher than the sum of these average rates for the Fund’s expense Groups for Class A and Institutional Class shares.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Allspring Opportunity Fund | 23

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

24 | Allspring Opportunity Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3002 09-24

Allspring Income Plus Fund
Long Form Financial Statements
Annual Report
September 30, 2024

Allspring Income Plus Fund | 1

Consolidated portfolio of investments—September 30, 2024
Consolidated portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 30.93%
FNMA%%	6.00%	10-15-2054	$13,460,000	$13,756,509
FNMA%%	6.50	10-15-2054	16,645,000	17,159,216
GNMA%%	6.00	10-15-2054	19,080,000	19,403,257
GNMA%%	6.50	10-15-2054	30,520,000	31,226,082
Total agency securities (Cost $81,552,520)				81,545,064
Asset-backed securities: 6.33%
ACHM Trust Series 2023-HE2 Class A144A±±	7.50	10-25-2038	474,138	504,972
AFN ABSPROP001 LLC Series 2019-1A Class A2144A	4.46	5-20-2049	688,147	573,717
Apidos CLO XXXI Ltd. Series 2019-31A Class DR (U.S. SOFR 3 Month+3.36%)144A±	8.66	4-15-2031	500,000	501,594
Aqua Finance Trust Series 2019-A Class A144A	3.14	7-16-2040	105,412	102,100
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	305,881	282,306
BHG Securitization Trust Series 2021-A Class A144A	1.42	11-17-2033	177,048	172,032
Bojangles Issuer LLC Series 2020-1A Class A2144A	3.83	10-20-2050	692,662	689,549
BRSP Ltd. Series 2021-FL1 Class A (U.S. SOFR 1 Month+1.26%)144A±	6.23	8-19-2038	668,105	664,809
Cajun Global LLC Series 2021-1 Class A2144A	3.93	11-20-2051	1,067,000	1,005,173
Carlyle Global Market Strategies CLO Ltd. Series 2016-1A Class CR2 (U.S. SOFR 3 Month+3.61%)144A±	8.89	4-20-2034	1,000,000	990,269
Coinstar Funding LLC Series 2017-1A Class A2144A	5.22	4-25-2047	1,034,162	917,155
Commonbond Student Loan Trust Series 2018-CGS Class C144A	4.35	2-25-2046	66,652	59,157
DataBank Issuer LLC Series 2024-1A Class A2144A	5.30	1-26-2054	790,000	786,569
Driven Brands Funding LLC Series 2019-2A Class A2144A	3.98	10-20-2049	333,375	325,568
FIGRE Trust Series 2023-HE1 Class A144A	5.85	3-25-2053	490,418	495,957
FIGRE Trust Series 2023-HE2 Class A144A±±	6.51	5-25-2053	335,065	342,663
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	180,000	190,276
FREED Mortgage Trust Series 2022-HE1 Class A144A	7.00	10-25-2037	370,711	379,173
FS Rialto Issuer LLC Series 2021-FL3 Class B (U.S. SOFR 1 Month+1.91%)144A±	7.01	11-16-2036	1,000,000	984,379
Jimmy Johns Funding LLC Series 2017-1A Class A2II144A	4.85	7-30-2047	233,050	229,807
Jonah Energy ABS I LLC Series 2022-1 Class A1144A	7.20	12-10-2037	493,978	500,384
Laurel Road Prime Student Loan Trust Series 2017-C Class C144A	3.29	11-25-2042	295,202	285,826
MNR ABS Issuer I LLC‡	8.12	12-15-2038	248,920	253,898
NBC Funding LLC Series 2024-1A Class A2144A	6.75	7-30-2054	905,000	935,822
Octane Receivables Trust Series 2023-1A Class A144A	5.87	5-21-2029	70,123	70,492
Octane Receivables Trust Series 2023-1A Class B144A	5.96	7-20-2029	160,000	162,431
RCKT Mortgage Trust Series 2023-CES3 Class A1A144A±±	7.11	11-25-2043	499,792	511,615
SMB Private Education Loan Trust Series 2015-C Class C144A	4.50	9-17-2046	970,000	958,218
SoFi Professional Loan Program LLC Series 2017-E Class B144A	3.49	11-26-2040	179,260	176,040
STORE Master Funding LLC Series 2023-1A Class A1144A	6.19	6-20-2053	496,667	504,535
The accompanying notes are an integral part of these consolidated financial statements.
2 | Allspring Income Plus Fund

Consolidated portfolio of investments—September 30, 2024

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
TierPoint Issuer LLC Series 2023-1A Class A2144A	6.00%	6-25-2053	$1,500,000	$1,495,839
Zaxby’s Funding LLC Series 2021-1A Class A2144A	3.24	7-30-2051	679,000	624,195
Total asset-backed securities (Cost $16,876,996)				16,676,520

	Shares
Common stocks: 0.00%
Consumer staples: 0.00%
Consumer staples distribution & retail : 0.00%
Casino Guichard Perrachon SA†	1,285	4,291
Financials: 0.00%
Financial services: 0.00%
Unifin Financiera SAB de CV♦†	78,042	0
Total common stocks (Cost $427,059)		4,291

			Principal
Corporate bonds and notes: 25.97%
Basic materials: 0.88%
Chemicals: 0.80%
LYB International Finance III LLC	5.50	3-1-2034	$1,300,000	1,352,132
Westlake Corp.	1.63	7-17-2029	750,000	770,995
				2,123,127
Iron/steel: 0.08%
Cleveland-Cliffs, Inc.144A	7.00	3-15-2032	200,000	202,198
Communications: 3.32%
Advertising: 0.40%
Clear Channel Outdoor Holdings, Inc.144A	9.00	9-15-2028	350,000	372,091
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	730,000	693,639
				1,065,730
Internet: 1.20%
Arches Buyer, Inc.144A	6.13	12-1-2028	425,000	363,912
Booking Holdings, Inc.	4.13	5-12-2033	1,000,000	1,181,397
Cablevision Lightpath LLC144A	5.63	9-15-2028	330,000	309,929
MercadoLibre, Inc.	3.13	1-14-2031	750,000	679,355
Uber Technologies, Inc.144A	4.50	8-15-2029	640,000	634,502
				3,169,095
Media: 1.19%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	875,000	717,727
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	275,000	180,302
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	500,000	517,530
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Income Plus Fund | 3

Consolidated portfolio of investments—September 30, 2024

	Interest rate	Maturity date	Principal	Value
Media(continued)
CSC Holdings LLC144A	5.50%	4-15-2027	$300,000	$263,836
DISH Network Corp.144A	11.75	11-15-2027	355,000	372,583
Nexstar Media, Inc.144A	5.63	7-15-2027	400,000	396,211
Sirius XM Radio, Inc.144A	5.50	7-1-2029	690,000	674,079
				3,122,268
Telecommunications: 0.53%
CommScope LLC144A	6.00	3-1-2026	500,000	486,250
Level 3 Financing, Inc.144A	3.75	7-15-2029	100,000	68,000
Level 3 Financing, Inc.144A	4.50	4-1-2030	200,000	154,901
Level 3 Financing, Inc.144A	10.75	12-15-2030	300,000	329,237
T-Mobile USA, Inc.	5.25	6-15-2055	355,000	353,244
				1,391,632
Consumer, cyclical: 4.77%
Airlines: 0.51%
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.144A	11.00	4-15-2029	515,000	517,060
U.S. Airways Pass-Through Trust Series 2013-1 Class A	3.95	11-15-2025	700,189	691,193
United Airlines Pass-Through Trust Series 2020-1 Class A	5.88	10-15-2027	135,795	138,568
				1,346,821
Apparel: 0.50%
Crocs, Inc.144A	4.13	8-15-2031	330,000	299,732
Tapestry, Inc.	7.70	11-27-2030	555,000	597,905
Tapestry, Inc.	7.85	11-27-2033	385,000	417,462
				1,315,099
Auto manufacturers: 1.04%
Ford Motor Co.	6.10	8-19-2032	935,000	958,348
Ford Motor Credit Co. LLC	4.39	1-8-2026	175,000	173,477
Ford Motor Credit Co. LLC	5.11	5-3-2029	475,000	470,526
Hyundai Capital America144A	4.75	9-26-2031	630,000	626,679
Hyundai Capital America144A	5.30	3-19-2027	500,000	510,435
				2,739,465
Entertainment: 0.65%
Churchill Downs, Inc.144A	5.75	4-1-2030	490,000	490,537
Warnermedia Holdings, Inc.	4.28	3-15-2032	500,000	444,166
Warnermedia Holdings, Inc.	5.14	3-15-2052	1,000,000	771,274
				1,705,977
Home builders: 0.05%
Taylor Morrison Communities, Inc.144A	5.13	8-1-2030	135,000	134,128
Leisure time: 0.31%
Sabre Global, Inc.144A	11.25	12-15-2027	780,000	809,371
The accompanying notes are an integral part of these consolidated financial statements.
4 | Allspring Income Plus Fund

Consolidated portfolio of investments—September 30, 2024

	Interest rate	Maturity date	Principal	Value
Lodging: 0.18%
Las Vegas Sands Corp.	6.20%	8-15-2034	$450,000	$471,208
Retail: 1.16%
Genuine Parts Co.	4.95	8-15-2029	550,000	559,435
Kohl’s Corp.	4.63	5-1-2031	665,000	560,030
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	600,000	581,543
Michaels Cos., Inc.144A	7.88	5-1-2029	510,000	296,700
NMG Holding Co., Inc./Neiman Marcus Group LLC144A	8.50	10-1-2028	935,000	951,652
Victra Holdings LLC/Victra Finance Corp.144A	8.75	9-15-2029	105,000	110,245
				3,059,605
Toys/games/hobbies: 0.37%
Mattel, Inc.144A	5.88	12-15-2027	985,000	992,570
Consumer, non-cyclical: 2.83%
Commercial services: 1.32%
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.00	6-1-2029	445,000	397,676
GEO Group, Inc.	8.63	4-15-2029	760,000	790,084
GEO Group, Inc.	10.25	4-15-2031	215,000	229,210
Global Payments, Inc.	5.95	8-15-2052	290,000	299,337
Quanta Services, Inc.	5.25	8-9-2034	750,000	766,722
Service Corp. International	5.75	10-15-2032	150,000	150,982
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2027	200,000	173,586
Upbound Group, Inc.144A	6.38	2-15-2029	690,000	668,012
				3,475,609
Food: 0.23%
Kroger Co.	5.00	9-15-2034	605,000	610,045
Healthcare-services: 0.85%
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	400,000	440,794
HCA, Inc.	5.45	4-1-2031	550,000	573,046
ModivCare Escrow Issuer, Inc.144A	5.00	10-1-2029	700,000	435,897
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	230,000	222,765
Star Parent, Inc.144A	9.00	10-1-2030	530,000	568,997
				2,241,499
Pharmaceuticals: 0.43%
AdaptHealth LLC144A	5.13	3-1-2030	450,000	421,219
Cigna Group	5.60	2-15-2054	700,000	722,843
				1,144,062
Energy: 2.73%
Energy-alternate sources: 0.14%
Enviva Partners LP/Enviva Partners Finance Corp.144A†	6.50	1-15-2026	400,000	17,000
TerraForm Power Operating LLC144A	4.75	1-15-2030	369,000	353,147
				370,147
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Income Plus Fund | 5

Consolidated portfolio of investments—September 30, 2024

	Interest rate	Maturity date	Principal	Value
Oil & gas: 0.86%
Apache Corp.	5.25%	2-1-2042	$655,000	$587,236
California Resources Corp.144A	8.25	6-15-2029	270,000	275,151
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	185,000	188,309
Encino Acquisition Partners Holdings LLC144A	8.75	5-1-2031	185,000	194,571
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	585,000	567,869
Hilcorp Energy I LP/Hilcorp Finance Co.144A	8.38	11-1-2033	25,000	26,953
Nabors Industries, Inc.144A	9.13	1-31-2030	400,000	412,519
				2,252,608
Oil & gas services: 0.23%
Bristow Group, Inc.144A	6.88	3-1-2028	340,000	335,626
Oceaneering International, Inc.	6.00	2-1-2028	275,000	275,527
				611,153
Pipelines: 1.50%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	6.63	2-1-2032	300,000	310,496
Boardwalk Pipelines LP	3.40	2-15-2031	155,000	142,368
Buckeye Partners LP	5.85	11-15-2043	100,000	89,407
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	130,000	139,876
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50	11-15-2026	235,000	234,438
EnLink Midstream Partners LP	5.05	4-1-2045	115,000	103,432
Prairie Acquiror LP144A	9.00	8-1-2029	740,000	764,037
Rockies Express Pipeline LLC144A	6.88	4-15-2040	340,000	331,250
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	495,000	470,254
Venture Global LNG, Inc.144A	8.38	6-1-2031	810,000	855,300
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	510,000	516,951
				3,957,809
Financial: 8.27%
Banks: 1.99%
Bank of America Corp. (U.S. SOFR+1.33%)±	2.97	2-4-2033	785,000	703,001
Bank of America Corp. (U.S. SOFR+1.91%)±	5.43	8-15-2035	1,000,000	1,025,103
Bank of America Corp. Series DD (U.S. SOFR 3 Month+4.81%)ʊ±	6.30	3-10-2026	345,000	351,933
Goldman Sachs Group, Inc. Series T (5 Year Treasury Constant Maturity+2.97%)ʊ±	3.80	5-10-2026	550,000	529,302
JPMorgan Chase & Co. (U.S. SOFR+1.75%)±	4.57	6-14-2030	530,000	534,773
Morgan Stanley (U.S. SOFR+1.29%)±##	2.94	1-21-2033	1,965,000	1,755,230
Santander Holdings USA, Inc. (U.S. SOFR+3.28%)±	7.66	11-9-2031	300,000	337,270
				5,236,612
Diversified financial services: 1.31%
Aircastle Ltd.144A	5.95	2-15-2029	655,000	678,452
The accompanying notes are an integral part of these consolidated financial statements.
6 | Allspring Income Plus Fund

Consolidated portfolio of investments—September 30, 2024

	Interest rate	Maturity date	Principal	Value
Diversified financial services(continued)
Charles Schwab Corp. (U.S. SOFR+2.01%)±	6.14%	8-24-2034	$735,000	$803,476
Computershare U.S., Inc.	1.13	10-7-2031	1,250,000	1,166,358
PRA Group, Inc.144A	5.00	10-1-2029	865,000	795,764
				3,444,050
Insurance: 1.92%
AssuredPartners, Inc.144A	5.63	1-15-2029	350,000	336,950
BroadStreet Partners, Inc.144A	5.88	4-15-2029	350,000	333,937
CNO Financial Group, Inc.	6.45	6-15-2034	835,000	882,693
Guardian Life Insurance Co. of America144A	4.85	1-24-2077	260,000	239,429
MetLife, Inc.##	6.40	12-15-2036	1,570,000	1,664,630
PartnerRe Finance B LLC (5 Year Treasury Constant Maturity+3.82%)±	4.50	10-1-2050	170,000	157,230
Pine Street Trust III144A	6.22	5-15-2054	550,000	596,226
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.04%)±	3.70	10-1-2050	355,000	327,797
Reinsurance Group of America, Inc.	6.00	9-15-2033	330,000	353,655
RGA Global Funding144A	6.00	11-21-2028	160,000	169,686
				5,062,233
Investment Companies: 0.64%
Ares Capital Corp.	2.88	6-15-2028	500,000	461,179
Blue Owl Capital Corp.	2.63	1-15-2027	1,310,000	1,236,314
				1,697,493
REITS: 2.41%
Brandywine Operating Partnership LP	8.30	3-15-2028	555,000	598,401
EPR Properties	3.75	8-15-2029	655,000	612,501
Essential Properties LP	2.95	7-15-2031	495,000	430,868
GLP Capital LP/GLP Financing II, Inc.	4.00	1-15-2031	660,000	618,702
Iron Mountain, Inc.144A	4.50	2-15-2031	825,000	782,592
Omega Healthcare Investors, Inc.	3.63	10-1-2029	575,000	541,911
Piedmont Operating Partnership LP	9.25	7-20-2028	590,000	660,316
Realty Income Corp.	5.13	7-6-2034	1,250,000	1,535,912
WEA Finance LLC/Westfield U.K. & Europe Finance PLC144A	4.75	9-17-2044	700,000	584,612
				6,365,815
Industrial: 0.78%
Building materials: 0.31%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	550,000	556,555
CP Atlas Buyer, Inc.144A	7.00	12-1-2028	300,000	277,760
				834,315
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Income Plus Fund | 7

Consolidated portfolio of investments—September 30, 2024

	Interest rate	Maturity date	Principal		Value
Packaging & containers: 0.27%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00%	6-15-2027		$400,000	$402,875
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030		300,000	304,633
					707,508
Trucking & leasing: 0.20%
GATX Corp.	4.00	6-30-2030		535,000	519,983
Technology: 1.21%
Computers: 0.06%
Kyndryl Holdings, Inc.	6.35	2-20-2034		145,000	155,017
Semiconductors: 0.28%
Entegris, Inc.144A	4.75	4-15-2029		500,000	492,725
Intel Corp.	5.60	2-21-2054		250,000	243,658
					736,383
Software: 0.87%
AthenaHealth Group, Inc.144A	6.50	2-15-2030		630,000	605,169
Cloud Software Group, Inc.144A	8.25	6-30-2032		400,000	418,119
Cloud Software Group, Inc.144A	9.00	9-30-2029		300,000	305,283
Oracle Corp.	4.10	3-25-2061		1,240,000	975,335
					2,303,906
Utilities: 1.18%
Electric: 1.18%
Appalachian Power Co.	5.65	4-1-2034		265,000	278,655
Black Hills Corp.	6.00	1-15-2035		270,000	287,501
Duke Energy Corp.	3.10	6-15-2028		610,000	679,192
Duke Energy Corp.	3.85	6-15-2034		400,000	447,527
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)144A±	7.63	12-15-2054		470,000	495,909
Oglethorpe Power Corp.	4.25	4-1-2046		525,000	424,818
Southern Co. Series B (5 Year Treasury Constant Maturity+3.73%)±	4.00	1-15-2051		430,000	423,926
Vistra Operations Co. LLC144A	6.95	10-15-2033		60,000	67,644
					3,105,172
Total corporate bonds and notes (Cost $66,847,208)					68,479,713
Foreign corporate bonds and notes: 14.86%
Basic materials: 0.27%
Mining: 0.27%
Anglo American Capital PLC	4.75	9-21-2032	EUR	600,000	713,493
Communications: 3.15%
Internet: 0.34%
Engineering - Ingegneria Informatica - SpA	5.88	9-30-2026	EUR	830,000	905,436
The accompanying notes are an integral part of these consolidated financial statements.
8 | Allspring Income Plus Fund

Consolidated portfolio of investments—September 30, 2024

	Interest rate	Maturity date	Principal		Value
Media: 0.45%
Tele Columbus AG (PIK at 10.00%)144A¥	10.00%	1-1-2029	EUR	542,948	$475,951
Ziggo Bond Co. BV144A	3.38	2-28-2030	EUR	710,000	715,808
					1,191,759
Telecommunications: 2.36%
British Telecommunications PLC (UK Gilts 5 Year+3.82%)±	8.38	12-20-2083	GBP	500,000	720,736
Chorus Ltd.	3.63	9-7-2029	EUR	500,000	565,735
Eutelsat SA	1.50	10-13-2028	EUR	500,000	441,592
Koninklijke KPN NV	3.88	7-3-2031	EUR	800,000	927,797
Optics Bidco SpA	1.63	1-18-2029	EUR	670,000	681,831
SES SA (EURIBOR ICE Swap Rate 11:00am+3.19%)ʊ±	2.88	5-27-2026	EUR	575,000	607,288
Telecom Italia SpA	1.63	1-18-2029	EUR	330,000	336,042
Telefonica Emisiones SA	4.18	11-21-2033	EUR	1,000,000	1,168,517
Zegona Finance PLC144A	6.75	7-15-2029	EUR	655,000	761,012
					6,210,550
Consumer, cyclical: 1.87%
Apparel: 0.42%
Kering SA	3.38	2-27-2033	EUR	1,000,000	1,106,136
Auto manufacturers: 0.32%
Volkswagen Leasing GmbH	0.38	7-20-2026	EUR	800,000	848,643
Entertainment: 0.86%
888 Acquisitions Ltd.144A	7.56	7-15-2027	EUR	540,000	588,853
Cirsa Finance International Sarl144A	10.38	11-30-2027	EUR	675,000	795,125
Universal Music Group NV	4.00	6-13-2031	EUR	750,000	877,652
					2,261,630
Leisure time: 0.27%
Pinnacle Bidco PLC144A	10.00	10-11-2028	GBP	500,000	712,762
Consumer, non-cyclical: 1.94%
Agriculture: 0.30%
BAT International Finance PLC	2.25	1-16-2030	EUR	750,000	787,383
Commercial services: 0.89%
Rentokil Initial Finance BV	3.88	6-27-2027	EUR	1,100,000	1,246,872
Transurban Finance Co. Pty. Ltd.	4.23	4-26-2033	EUR	750,000	879,447
Verisure Holding AB144A	9.25	10-15-2027	EUR	175,000	204,298
					2,330,617
Food: 0.46%
Iceland Bondco PLC144A	4.38	5-15-2028	GBP	1,000,000	1,219,967
Pharmaceuticals: 0.29%
Bayer AG (EURIBOR ICE Swap Rate 11:00am+2.65%)±	2.38	11-12-2079	EUR	700,000	772,067
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Income Plus Fund | 9

Consolidated portfolio of investments—September 30, 2024

	Interest rate	Maturity date	Principal		Value
Energy: 0.29%
Oil & gas: 0.29%
Aker BP ASA	1.13%	5-12-2029	EUR	750,000	$760,305
Financial: 4.09%
Banks: 2.20%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	500,000	537,095
Banco de Sabadell SA (EURIBOR ICE Swap Rate 11:00am+2.40%)±	5.50	9-8-2029	EUR	500,000	601,424
CaixaBank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.55%)±	6.25	2-23-2033	EUR	800,000	957,182
Commerzbank AG (3 Month EURIBOR+2.10%)±	4.63	1-17-2031	EUR	1,000,000	1,172,761
Deutsche Bank AG (3 Month EURIBOR+2.95%)±	5.00	9-5-2030	EUR	700,000	827,454
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+4.93%)ʊ±	8.00	9-5-2028	EUR	400,000	482,550
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+1.60%)±	1.38	6-17-2033	EUR	400,000	394,962
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+5.20%)±	7.38	12-20-2032	EUR	700,000	832,479
					5,805,907
Diversified financial services: 0.16%
Sherwood Financing PLC	4.50	11-15-2026	EUR	395,000	416,610
Insurance: 1.03%
AXA SA	3.63	1-10-2033	EUR	1,200,000	1,397,492
NN Group NV (3 Month EURIBOR+4.20%)±	5.25	3-1-2043	EUR	600,000	713,018
Sampo (3 Month EURIBOR+3.60%)±	2.50	9-3-2052	EUR	600,000	603,309
					2,713,819
Real estate: 0.51%
Aedas Homes Opco SL144A	4.00	8-15-2026	EUR	500,000	556,241
Castellum AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.45%)ʊ±	3.13	12-2-2026	EUR	750,000	798,128
					1,354,369
REITS: 0.19%
Unibail-Rodamco-Westfield SE (EURIBOR ICE Swap Rate 11:00am+4.00%)ʊ±	7.25	7-3-2028	EUR	400,000	484,950
Government securities: 0.57%
Multi-national: 0.57%
Asian Development Bank	6.20	10-6-2026	INR	18,450,000	219,082
Banque Ouest Africaine de Developpement	2.75	1-22-2033	EUR	820,000	757,828
International Finance Corp.	6.30	11-25-2024	INR	45,000,000	536,284
					1,513,194
The accompanying notes are an integral part of these consolidated financial statements.
10 | Allspring Income Plus Fund

Consolidated portfolio of investments—September 30, 2024

	Interest rate	Maturity date	Principal		Value
Industrial: 0.71%
Engineering & construction: 0.65%
Bouygues SA	4.63%	6-7-2032	EUR	1,000,000	$1,206,402
Cellnex Finance Co. SA	2.00	9-15-2032	EUR	500,000	498,169
					1,704,571
Machinery-diversified: 0.06%
Nova Alexandre III SAS (3 Month EURIBOR+5.25%)144A±	8.94	7-15-2029	EUR	160,000	174,542
Technology: 0.54%
Computers: 0.54%
Teleperformance SE	5.75	11-22-2031	EUR	1,200,000	1,421,416
Utilities: 1.43%
Electric: 1.06%
Enel Finance International NVøø	0.75	6-17-2030	EUR	750,000	732,603
Energia Group Roi Financeco DAC144A	6.88	7-31-2028	EUR	320,000	373,902
Engie SA	2.13	3-30-2032	EUR	1,000,000	1,035,374
RWE AG	2.75	5-24-2030	EUR	600,000	654,662
					2,796,541
Gas: 0.37%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	400,000	412,627
Snam SpA	0.63	6-30-2031	EUR	590,000	556,302
					968,929
Total foreign corporate bonds and notes (Cost $37,891,177)					39,175,596
Foreign government bonds: 13.98%
Australia: 1.07%
Australia##	2.75	11-21-2028	AUD	4,210,000	2,821,462
Brazil: 1.45%
Brazil##	10.00	1-1-2027	BRL	19,750,000	3,474,451
Brazil##	10.00	1-1-2029	BRL	2,000,000	340,880
					3,815,331
France: 2.96%
French Republic144A##	2.75	2-25-2029	EUR	6,935,000	7,810,938
Indonesia: 0.91%
Indonesia##	6.50	6-15-2025	IDR	13,500,000,000	894,469
Indonesia##	6.88	4-15-2029	IDR	22,000,000,000	1,491,960
					2,386,429
Malaysia: 1.71%
Malaysia##	3.88	3-14-2025	MYR	18,555,000	4,514,023
South Africa: 1.89%
Republic of South Africa##	8.00	1-31-2030	ZAR	89,000,000	4,970,751
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Income Plus Fund | 11

Consolidated portfolio of investments—September 30, 2024

	Interest rate	Maturity date	Principal		Value
United Kingdom: 3.99%
U.K. Gilts##	3.25%	1-31-2033	GBP	8,275,000	$10,530,688
Total foreign government bonds (Cost $35,237,396)					36,849,622

	Shares
Investment companies: 2.74%
Exchange-traded funds: 2.74%
SPDR Portfolio High Yield Bond ETF	168,163	4,044,320
VanEck J. P. Morgan EM Local Currency Bond ETF	46,200	1,173,480
Xtrackers USD High Yield Corporate Bond ETF	54,208	2,001,360
Total investment companies (Cost $7,122,256)		7,219,160

			Principal
Loans: 0.68%
Communications: 0.06%
Media: 0.06%
Directv Financing LLC (U.S. SOFR 1 Month+5.00%)±	9.96	8-2-2027	$143,466	143,359
Consumer, cyclical: 0.46%
Airlines: 0.08%
American Airlines, Inc. (U.S. SOFR 3 Month+4.75%)±	10.29	4-20-2028	199,500	204,902
Auto parts & equipment: 0.12%
First Brands Group LLC (U.S. SOFR 3 Month+5.00%)±	10.25	3-30-2027	323,389	319,551
Housewares: 0.10%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%)±	10.60	10-30-2029	268,313	269,823
Retail: 0.16%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	8.12	3-3-2028	450,000	427,284
Financial: 0.13%
Insurance: 0.13%
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	10.21	1-31-2028	375,000	350,557
Technology: 0.03%
Software: 0.03%
Rocket Software, Inc. (U.S. SOFR 1 Month+4.75%)±	9.60	11-28-2028	79,598	79,615
Total loans (Cost $1,798,728)				1,795,091
Municipal obligations: 0.01%
Illinois: 0.01%
GO revenue: 0.01%
City of Chicago Series E##	6.05	1-1-2029	35,000	35,756
Total municipal obligations (Cost $35,764)				35,756
The accompanying notes are an integral part of these consolidated financial statements.
12 | Allspring Income Plus Fund

Consolidated portfolio of investments—September 30, 2024

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities: 3.73%
Brean Asset-Backed Securities Trust Series 2021-RM2 Class A144A±±	1.75%	10-25-2061	$799,907	$739,932
BX Trust Series 2019-OC11 Class D144A±±	4.08	12-9-2041	500,000	460,284
BX Trust Series 2021-ARIA Class D (U.S. SOFR 1 Month+2.01%)144A±	7.11	10-15-2036	550,000	545,187
BX Trust Series 2022-CLS Class C144A	6.79	10-13-2027	750,000	690,213
CFCRE Commercial Mortgage Trust Series 2016-C7 Class AM	4.16	12-10-2054	400,000	383,611
COLT Mortgage Loan Trust Series 2022-7 Class A1144A±±	5.16	4-25-2067	366,834	365,462
FREMF Mortgage Trust Series 2020-KF76 Class B (30 Day Average U.S. SOFR+2.86%)144A±	8.21	1-25-2030	164,262	160,629
Hudsons Bay Simon JV Trust Series 2015-HB10 Class A10144A	4.15	8-5-2034	535,000	514,469
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A3144A±±	4.43	5-25-2067	1,130,000	984,118
JP Morgan Mortgage Trust Series 2017-6 Class B5144A±±	3.77	12-25-2048	414,068	339,187
MFA Trust Series 2020-NQM3 Class M1144A±±	2.65	1-26-2065	1,000,000	911,087
MFA Trust Series 2021-NQM1 Class A1144A±±	1.15	4-25-2065	67,529	63,064
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	1,195,000	1,039,650
Residential Mortgage Loan Trust Series 2019-3 Class A3144A±±	3.04	9-25-2059	33,750	33,317
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class D144A±±	4.53	1-5-2043	700,000	506,512
TRK Trust Series 2021-INV2 Class A2144A±±	2.12	11-25-2056	687,291	605,043
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	68,713	62,034
Verus Securitization Trust Series 2021-8 Class A2144A±±	2.29	11-25-2066	989,252	886,706
Verus Securitization Trust Series 2021-R3 Class A2144A±±	1.28	4-25-2064	282,228	260,796
VM Master Issuer LLC Series 2022-1 Class B144A±±	6.88	5-24-2025	275,190	273,462
Total non-agency mortgage-backed securities (Cost $10,729,375)				9,824,763
U.S. Treasury securities: 7.21%
U.S. Treasury Bonds##	1.88	11-15-2051	605,000	376,896
U.S. Treasury Bonds##	2.25	2-15-2052	2,320,000	1,582,041
U.S. Treasury Bonds##	3.00	2-15-2049	135,000	109,292
U.S. Treasury Bonds##	4.63	5-15-2054	4,015,000	4,355,020
U.S. Treasury Notes##	3.88	8-15-2034	2,690,000	2,708,914
U.S. Treasury Notes##	4.13	3-31-2029	2,755,000	2,817,525
U.S. Treasury Notes##	4.25	6-30-2029	2,940,000	3,025,903
U.S. Treasury Notes##	4.63	6-30-2026	3,985,000	4,046,332
Total U.S. Treasury securities (Cost $18,985,471)				19,021,923
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Income Plus Fund | 13

Consolidated portfolio of investments—September 30, 2024

	Expiration date	Shares	Value
Warrants: 0.00%
Consumer staples: 0.00%
Consumer staples distribution & retail : 0.00%
Casino Guichard Perrachon SA Euronext Paris Exchange†	4-27-2029	128,399	$143
Total warrants (Cost $0)			143

	Interest rate	Maturity date	Principal
Yankee corporate bonds and notes: 10.71%
Basic materials: 0.62%
Chemicals: 0.62%
Braskem Netherlands Finance BV144A	7.25%	2-13-2033	$600,000	594,146
OCI NV144A	6.70	3-16-2033	1,000,000	1,047,923
				1,642,069
Communications: 0.20%
Internet: 0.20%
Prosus NV144A	4.03	8-3-2050	700,000	511,786
Consumer, cyclical: 0.68%
Airlines: 0.15%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	9.50	6-1-2028	395,000	386,068
Auto manufacturers: 0.09%
Aston Martin Capital Holdings Ltd.144A	10.00	3-31-2029	250,000	245,320
Auto parts & equipment: 0.29%
Aptiv PLC/Aptiv Global Financing DAC (5 Year Treasury Constant Maturity+3.39%)±	6.88	12-15-2054	750,000	757,881
Leisure time: 0.15%
Carnival Corp.144A	6.00	5-1-2029	250,000	253,300
Royal Caribbean Cruises Ltd.144A	6.00	2-1-2033	145,000	148,651
				401,951
Consumer, non-cyclical: 0.37%
Beverages: 0.37%
Coca-Cola Icecek AS144A	4.50	1-20-2029	1,000,000	971,520
Energy: 1.83%
Oil & gas: 1.29%
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	693,658	719,671
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.40%)ʊ±	4.88	3-22-2030	425,000	420,390
Eni SpA144A	5.95	5-15-2054	1,000,000	1,029,890
Petroleos Mexicanos	6.70	2-16-2032	480,000	430,340
The accompanying notes are an integral part of these consolidated financial statements.
14 | Allspring Income Plus Fund

Consolidated portfolio of investments—September 30, 2024

	Interest rate	Maturity date	Principal	Value
Oil & gas(continued)
TotalEnergies Capital SA	5.43%	9-10-2064	$555,000	$558,569
Woodside Finance Ltd.	5.70	9-12-2054	250,000	248,661
				3,407,521
Pipelines: 0.54%
Enbridge, Inc.	5.95	4-5-2054	120,000	126,914
Enbridge, Inc. Series 20-A (5 Year Treasury Constant Maturity+5.31%)±	5.75	7-15-2080	1,310,000	1,286,208
				1,413,122
Financial: 5.69%
Banks: 5.11%
Banco do Brasil SA144A	6.00	3-18-2031	650,000	664,782
Banco Industrial SA (5 Year Treasury Constant Maturity+4.44%)144A±	4.88	1-29-2031	500,000	492,190
Banco Nacional de Comercio Exterior SNC (5 Year Treasury Constant Maturity+2.00%)144A±	2.72	8-11-2031	650,000	593,039
Bancolombia SA (5 Year Treasury Constant Maturity+4.32%)±	8.63	12-24-2034	200,000	214,710
Bank of Ireland Group PLC (U.S. SOFR+1.62%)144A±	5.60	3-20-2030	500,000	518,705
BBVA Bancomer SA (5 Year Treasury Constant Maturity+4.31%)144A±	5.88	9-13-2034	500,000	486,595
BNP Paribas SA (5 Year Treasury Constant Maturity+4.90%)144Aʊ±	7.75	8-16-2029	600,000	632,065
Credit Agricole SA (5 Year USD Swap Rate+6.19%)144Aʊ±	8.13	12-23-2025	1,310,000	1,347,662
Danske Bank AS (1 Year Treasury Constant Maturity+1.75%)144A±	4.30	4-1-2028	1,300,000	1,294,879
Federation des Caisses Desjardins du Quebec144A	5.70	3-14-2028	1,300,000	1,344,978
Intesa Sanpaolo SpA144A	5.71	1-15-2026	635,000	639,927
Lloyds Banking Group PLC (5 Year Treasury Constant Maturity+4.82%)ʊ±	6.75	6-27-2026	700,000	704,320
Macquarie Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.05	3-3-2036	350,000	306,031
National Australia Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.35	1-12-2037	1,310,000	1,167,510
NatWest Group PLC (5 Year Treasury Constant Maturity+5.63%)ʊ±	6.00	12-29-2025	600,000	599,689
Societe Generale SA (1 Year Treasury Constant Maturity+3.20%)144A±	6.22	6-15-2033	1,310,000	1,352,464
UBS Group AG (1 Year Treasury Constant Maturity+1.77%)144A±	5.70	2-8-2035	700,000	738,907
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	400,000	382,766
				13,481,219
Diversified financial services: 0.35%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	500,000	518,394
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Income Plus Fund | 15

Consolidated portfolio of investments—September 30, 2024

	Interest rate	Maturity date	Principal	Value
Diversified financial services(continued)
Castlelake Aviation Finance DAC144A	5.00%	4-15-2027	$375,000	$375,959
Unifin Financiera SAB de CV144A†	9.88	1-28-2029	600,000	27,600
				921,953
Insurance: 0.23%
Swiss Re Finance Luxembourg SA (5 Year Treasury Constant Maturity+3.58%)144A±	5.00	4-2-2049	600,000	609,081
Government securities: 0.09%
Multi-national: 0.09%
African Export-Import Bank144A	3.80	5-17-2031	260,000	231,361
Industrial: 0.44%
Engineering & construction: 0.08%
CIMIC Finance USA Pty. Ltd.144A	7.00	3-25-2034	185,000	198,610
Machinery-diversified: 0.17%
TK Elevator Holdco GmbH144A	7.63	7-15-2028	450,000	452,871
Trucking & leasing: 0.19%
SMBC Aviation Capital Finance DAC144A	5.45	5-3-2028	500,000	513,571
Technology: 0.48%
Semiconductors: 0.48%
Renesas Electronics Corp.144A	2.17	11-25-2026	500,000	476,221
SK Hynix, Inc.144A	5.50	1-16-2027	780,000	796,576
				1,272,797
Utilities: 0.31%
Electric: 0.31%
Comision Federal de Electricidad144A	3.35	2-9-2031	260,000	224,706
Comision Federal de Electricidad144A	3.88	7-26-2033	700,000	590,017
				814,723
Total yankee corporate bonds and notes (Cost $28,407,532)				28,233,424
Yankee government bonds: 3.91%
Argentina: 0.23%
Provincia de Cordoba144Aøø##	6.88	12-10-2025	127,239	123,739
Provincia de Cordoba144Aøø##	6.88	2-1-2029	557,619	485,129
				608,868
Benin: 0.49%
Benin144A##	7.96	2-13-2038	1,300,000	1,288,625
Bermuda: 0.10%
Bermuda144A##	5.00	7-15-2032	260,000	263,250
The accompanying notes are an integral part of these consolidated financial statements.
16 | Allspring Income Plus Fund

Consolidated portfolio of investments—September 30, 2024

	Interest rate	Maturity date	Principal	Value
Colombia: 0.42%
Colombia##	7.50%	2-2-2034	$550,000	$570,369
Colombia##	8.00	11-14-2035	500,000	532,912
				1,103,281
Dominican Republic: 0.30%
Dominican Republic144A##	4.50	1-30-2030	200,000	190,957
Dominican Republic144A##	4.88	9-23-2032	200,000	190,149
Dominican Republic144A##	5.50	2-22-2029	200,000	200,981
Dominican Republic144A##	7.05	2-3-2031	200,000	215,175
				797,262
Israel: 0.29%
Israel##	5.75	3-12-2054	800,000	760,688
Ivory Coast: 0.34%
Ivory Coast144A##	8.25	1-30-2037	880,000	905,263
Kenya: 0.16%
Kenya144A##	8.25	2-28-2048	500,000	424,345
Oman: 0.12%
Oman144A##	6.25	1-25-2031	300,000	320,104
Panama: 0.56%
Panama##	2.25	9-29-2032	1,000,000	772,450
Panama##	4.50	1-19-2063	1,000,000	697,661
				1,470,111
Peru: 0.39%
Corp. Financiera de Desarrollo SA144A##	5.95	4-30-2029	1,000,000	1,035,890
Romania: 0.25%
Romanian144A##	5.75	3-24-2035	490,000	486,815
Romanian144A##	6.38	1-30-2034	155,000	160,917
				647,732
Senegal: 0.26%
Senegal144A##	6.25	5-23-2033	800,000	688,900
Total yankee government bonds (Cost $9,962,252)				10,314,319
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Income Plus Fund | 17

Consolidated portfolio of investments—September 30, 2024

		Yield	Shares	Value
Short-term investments: 5.74%
Investment companies: 5.74%
Allspring Government Money Market Fund Select Class♠∞##		4.86%	15,122,046	$15,122,046
Total short-term investments (Cost $15,122,046)				15,122,046
Total investments in securities (Cost $330,995,780)	126.80%			334,297,431
Other assets and liabilities, net	(26.80)			(70,647,947)
Total net assets	100.00%			$263,649,484

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
¤	The security is issued in zero coupon form with no periodic interest payments.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
##	All or a portion of this security is segregated as collateral for when-issued securities.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AUD	Australian dollar
BRL	Brazilian real
CLO	Collateralized loan obligation
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
GO	General obligation
IDR	Indonesian rupiah
INR	Indian rupee
MYR	Malaysian ringgit
NPFGC	National Public Finance Guarantee Corporation
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
The accompanying notes are an integral part of these consolidated financial statements.
18 | Allspring Income Plus Fund

Consolidated portfolio of investments—September 30, 2024

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$9,086,155	$232,892,110	$(226,856,219)	$0	$0	$15,122,046	15,122,046	$739,739
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	2,764,245	AUD	4,035,000	Morgan Stanley, Inc.	12-31-2024	$0	$(27,727)
USD	1,917,962	BRL	10,600,000	Morgan Stanley, Inc.	12-31-2024	0	(7,302)
USD	50,490,268	EUR	45,244,000	Citibank N.A.	12-31-2024	0	(57,971)
USD	6,714,143	GBP	5,033,000	Citibank N.A.	12-31-2024	0	(13,168)
USD	4,525,079	MYR	18,675,000	Morgan Stanley, Inc.	12-31-2024	0	(22,786)
JPY	48,000,000	USD	339,010	Citibank N.A.	1-6-2025	0	(743)
						$0	$(129,697)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	60	12-31-2024	$12,509,261	$12,494,531	$0	$(14,730)
Short
10-Year Euro BUND Index	(43)	12-6-2024	(6,385,181)	(6,458,003)	0	(72,822)
2-Year Euro SCHATZ	(41)	12-6-2024	(4,867,120)	(4,891,373)	0	(24,253)
5-Year Euro-BOBL Futures	(69)	12-6-2024	(9,136,890)	(9,220,717)	0	(83,827)
Ultra 10-Year U.S. Treasury Notes	(164)	12-19-2024	(19,413,370)	(19,400,688)	12,682	0
Ultra Long Term U.S. Treasury Bond	(12)	12-19-2024	(1,607,947)	(1,597,125)	10,822	0
5-Year U.S. Treasury Notes	(60)	12-31-2024	(6,625,685)	(6,592,969)	32,716	0
					$56,220	$(195,632)
Centrally cleared credit default swap contracts
Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy Protection
Markit CDX Emerging Markets Index S42	5.00%	Quarterly	6-20-2029	USD	2,400,000	$186,763	$182,672	$4,091	$0
Markit iTraxx Europe Crossover S42	5.00	Quarterly	12-20-2029	EUR	7,500,000	718,555	707,244	11,311	0
Sell Protection
Markit CDX.NA.HY.S42	1.00	Quarterly	12-20-2029	USD	1,000,000	(28,895)	(29,139)	244	0
								$15,646	$0
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Income Plus Fund | 19

Consolidated statement of assets and liabilities—September 30, 2024
Consolidated financial statements
Consolidated statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $315,873,734)	$319,175,385
Investments in affiliated securities, at value (cost $15,122,046)	15,122,046
Cash	3,854,501
Cash at broker segregated for futures contracts	1,459,000
Segregated cash for forward foreign currency contracts	2,350,000
Foreign currency, at value (cost $114,263)	137,569
Receivable for interest	3,147,666
Receivable for Fund shares sold	390,055
Receivable for daily variation margin on open futures contracts	115,969
Receivable for daily variation margin on centrally cleared swap contracts	16,780
Receivable for investments sold	1,747
Prepaid expenses and other assets	151,958
Total assets	345,922,676
Liabilities
Payable for when-issued transactions	81,798,152
Payable for Fund shares redeemed	172,797
Unrealized losses on forward foreign currency contracts	129,697
Management fee payable	50,481
Payable for investments purchased	24,437
Administration fees payable	18,137
Payable for daily variation margin on open futures contracts	13,235
Shareholder servicing fee payable	3,408
Payable for daily variation margin on centrally cleared swap contracts	1,134
Trustees’ fees and expenses payable	836
Distribution fee payable	550
Cash collateral due to broker	441
Accrued expenses and other liabilities	59,887
Total liabilities	82,273,192
Total net assets	$263,649,484
Net assets consist of
Paid-in capital	$271,608,111
Total distributable loss	(7,958,627)
Total net assets	$263,649,484
The accompanying notes are an integral part of these consolidated financial statements.
20 | Allspring Income Plus Fund

Consolidated statement of assets and liabilities—September 30, 2024
Consolidated statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$15,534,210
Shares outstanding–Class A1	1,729,138
Net asset value per share–Class A	$8.98
Maximum offering price per share – Class A2	$9.35
Net assets–Class C	$885,465
Shares outstanding–Class C1	97,924
Net asset value per share–Class C	$9.04
Net assets–Administrator Class	$399,172
Shares outstanding–Administrator Class[1]	43,995
Net asset value per share–Administrator Class	$9.07
Net assets–Institutional Class	$246,830,637
Shares outstanding–Institutional Class[1]	27,540,264
Net asset value per share–Institutional Class	$8.96
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/96 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Income Plus Fund | 21

Consolidated Statement of operations— year ended September 30, 2024
Consolidated statement of operations
Investment income
Interest (net of foreign withholding taxes of $9,925)	$11,749,939
Income from affiliated securities	739,739
Dividends	272,544
Total investment income	12,762,222
Expenses
Management fee	1,178,555
Administration fees
Class A	23,574
Class C	1,568
Administrator Class	518
Institutional Class	165,766
Shareholder servicing fees
Class A	39,289
Class C	2,607
Administrator Class	1,296
Distribution fee
Class C	7,801
Custody and accounting fees	14,053
Professional fees	93,671
Registration fees	38,927
Shareholder report expenses	18,437
Trustees’ fees and expenses	23,216
Other fees and expenses	18,556
Total expenses	1,627,834
Less: Fee waivers and/or expense reimbursements
Fund-level	(689,411)
Class A	(391)
Administrator Class	(49)
Net expenses	937,983
Net investment income	11,824,239
The accompanying notes are an integral part of these consolidated financial statements.
22 | Allspring Income Plus Fund

Consolidated Statement of operations— year ended September 30, 2024
Consolidated statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	$(1,563,982)
Foreign currency and foreign currency translations	(158,292)
Forward foreign currency contracts	(2,211,147)
Futures contracts	(1,344,068)
Swap contracts	1,094,192
Net realized losses on investments	(4,183,297)
Net change in unrealized gains (losses) on
Unaffiliated securities	18,682,360
Foreign currency and foreign currency translations	185,614
Forward foreign currency contracts	(426,028)
Futures contracts	(22,638)
Swap contracts	43,410
Net change in unrealized gains (losses) on investments	18,462,718
Net realized and unrealized gains (losses) on investments	14,279,421
Net increase in net assets resulting from operations	$26,103,660
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Income Plus Fund | 23

Consolidated statement of changes in net assets
Consolidated statement of changes in net assets
	Year ended September 30, 2024		Year ended September 30, 2023
Operations
Net investment income		$11,824,239		$7,710,787
Net realized losses on investments		(4,183,297)		(6,271,761)
Net change in unrealized gains (losses) on investments		18,462,718		7,086,881
Net increase in net assets resulting from operations		26,103,660		8,525,907
Distributions to shareholders from
Net investment income and net realized gains
Class A		(884,260)		(663,472)
Class C		(51,604)		(45,475)
Administrator Class		(31,219)		(67,747)
Institutional Class		(11,813,181)		(6,933,269)
Total distributions to shareholders		(12,780,264)		(7,709,963)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	618,530	5,404,379	494,451	4,234,852
Class C	24,561	214,868	33,984	292,830
Administrator Class	5,357	47,398	31,973	280,485
Institutional Class	16,234,174	141,287,853	4,894,170	42,046,540
		146,954,498		46,854,707
Reinvestment of distributions
Class A	102,103	882,378	77,537	661,527
Class C	5,951	51,604	5,297	45,475
Administrator Class	3,596	31,219	7,871	67,747
Institutional Class	1,359,579	11,784,431	814,378	6,933,211
		12,749,632		7,707,960
Payment for shares redeemed
Class A	(915,549)	(7,986,862)	(314,526)	(2,688,269)
Class C	(79,811)	(700,375)	(17,777)	(153,836)
Administrator Class	(67,173)	(588,234)	(165,034)	(1,434,877)
Institutional Class	(6,763,910)	(58,923,788)	(5,943,514)	(50,890,751)
		(68,199,259)		(55,167,733)
Net increase (decrease) in net assets resulting from capital share transactions		91,504,871		(605,066)
Total increase in net assets		104,828,267		210,878
Net assets
Beginning of period		158,821,217		158,610,339
End of period		$263,649,484		$158,821,217
The accompanying notes are an integral part of these consolidated financial statements.
24 | Allspring Income Plus Fund

Consolidated financial highlights
Consolidated financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.43	$8.38	$10.12	$9.64	$9.50
Net investment income	0.43 [1]	0.38 [1]	0.28 [1]	0.27	0.29
Net realized and unrealized gains (losses) on investments	0.60	0.05	(1.41)	0.51	0.14
Total from investment operations	1.03	0.43	(1.13)	0.78	0.43
Distributions to shareholders from
Net investment income	(0.48)	(0.38)	(0.36)	(0.30)	(0.29)
Net realized gains	0.00	0.00	(0.25)	0.00	0.00
Total distributions to shareholders	(0.48)	(0.38)	(0.61)	(0.30)	(0.29)
Net asset value, end of period	$8.98	$8.43	$8.38	$10.12	$9.64
Total return[2]	12.64%	5.14%	(11.77)%	8.18%	4.60%
Ratios to average net assets (annualized)
Gross expenses	1.02%	1.09%	1.07%	1.07%	1.08%
Net expenses	0.71%	0.81%	0.90%	0.90%	0.90%
Net investment income	4.98%	4.44%	3.09%	3.00%	3.43%
Supplemental data
Portfolio turnover rate	350%	182%	113%	128%	88%
Net assets, end of period (000s omitted)	$15,534	$16,212	$13,960	$2,667	$1,662

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Income Plus Fund | 25

Consolidated financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
Class C	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.48	$8.42	$10.16	$9.68	$9.49
Net investment income	0.37 [1]	0.32 [1]	0.21 [1]	0.22	0.23
Payment from affiliate	0.00	0.00	0.00	0.00	0.07
Net realized and unrealized gains (losses) on investments	0.61	0.05	(1.41)	0.49	0.12
Total from investment operations	0.98	0.37	(1.20)	0.71	0.42
Distributions to shareholders from
Net investment income	(0.42)	(0.31)	(0.29)	(0.23)	(0.23)
Net realized gains	0.00	0.00	(0.25)	0.00	0.00
Total distributions to shareholders	(0.42)	(0.31)	(0.54)	(0.23)	(0.23)
Net asset value, end of period	$9.04	$8.48	$8.42	$10.16	$9.68
Total return[2]	11.83%	4.45%	(12.38)%[3]	7.36%	4.45%[4]
Ratios to average net assets (annualized)
Gross expenses	1.77%	1.83%	1.77%	1.82%	1.83%
Net expenses	1.46%	1.56%	1.63%	1.65%	1.65%
Net investment income	4.21%	3.68%	2.30%	2.23%	2.67%
Supplemental data
Portfolio turnover rate	350%	182%	113%	128%	88%
Net assets, end of period (000s omitted)	$885	$1,248	$1,059	$1,290	$647

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
[3]	During the year ended September 30, 2022, the Fund received payments from a service provider which had a 0.10% impact on the total return.
[4]	During the year ended September 30, 2020, the Fund received a payment from an affiliate which had a 0.79% impact on the total return.
The accompanying notes are an integral part of these consolidated financial statements.
26 | Allspring Income Plus Fund

Consolidated financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
Administrator Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.51	$8.45	$10.20	$9.71	$9.56
Net investment income	0.44 [1]	0.38 [1]	0.29 [1]	0.29 [1]	0.34 [1]
Net realized and unrealized gains (losses) on investments	0.61	0.06	(1.43)	0.51	0.11
Total from investment operations	1.05	0.44	(1.14)	0.80	0.45
Distributions to shareholders from
Net investment income	(0.49)	(0.38)	(0.36)	(0.31)	(0.30)
Net realized gains	0.00	0.00	(0.25)	0.00	0.00
Total distributions to shareholders	(0.49)	(0.38)	(0.61)	(0.31)	(0.30)
Net asset value, end of period	$9.07	$8.51	$8.45	$10.20	$9.71
Total return[2]	12.68%	5.24%	(11.77)%	8.31%	4.72%
Ratios to average net assets (annualized)
Gross expenses	0.98%	1.01%	1.01%	1.00%	1.02%
Net expenses	0.66%	0.72%	0.75%	0.75%	0.75%
Net investment income	5.02%	4.46%	2.97%	2.83%	3.61%
Supplemental data
Portfolio turnover rate	350%	182%	113%	128%	88%
Net assets, end of period (000s omitted)	$399	$869	$1,921	$7,215	$40

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Income Plus Fund | 27

Consolidated financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.41	$8.36	$10.10	$9.63	$9.49
Net investment income	0.46 [1]	0.40 [1]	0.32	0.33	0.36
Net realized and unrealized gains (losses) on investments	0.60	0.06	(1.43)	0.47	0.10
Total from investment operations	1.06	0.46	(1.11)	0.80	0.46
Distributions to shareholders from
Net investment income	(0.51)	(0.41)	(0.38)	(0.33)	(0.32)
Net realized gains	0.00	0.00	(0.25)	0.00	0.00
Total distributions to shareholders	(0.51)	(0.41)	(0.63)	(0.33)	(0.32)
Net asset value, end of period	$8.96	$8.41	$8.36	$10.10	$9.63
Total return[2]	13.04%	5.50%	(11.53)%	8.43%	4.96%
Ratios to average net assets (annualized)
Gross expenses	0.70%	0.76%	0.74%	0.74%	0.75%
Net expenses	0.39%	0.50%	0.60%	0.60%	0.60%
Net investment income	5.29%	4.74%	3.33%	3.34%	3.72%
Supplemental data
Portfolio turnover rate	350%	182%	113%	128%	88%
Net assets, end of period (000s omitted)	$246,831	$140,492	$141,671	$163,806	$149,722

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these consolidated financial statements.
28 | Allspring Income Plus Fund

Notes to consolidated financial statements
Notes to consolidated financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These consolidated financial statements report on the Allspring Income Plus Fund (the “Fund”) which is a diversified series of the Trust.
2.
INVESTMENT IN SUBSIDIARY
The Fund invests in Income Plus Special Investments (Cayman) Ltd. (the “Subsidiary”), a wholly owned subsidiary incorporated on July 11, 2019 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of September 30, 2024 the Subsidiary had $2,127,583 in cash which represented 98.60% of its net assets. The Fund is the sole shareholder of the Subsidiary. As of September 30, 2024, the Fund held $2,158,726 in the Subsidiary, representing 0.82% of the Fund’s net assets prior to consolidation.
The consolidated financial statements of the Fund include the financial results of the Subsidiary. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary and the consolidated financial statements include the accounts of the Fund and the Subsidiary. Accordingly, all interfund balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation.
The Subsidiary was liquidated on October 22, 2024 after all assets and liabilities of the Subsidiary were transferred to the Fund upon redemption of its interest in the Subsidiary. After elimination of interfund balances between the Fund and the Subsidiary, there was no change to the net assets of the Fund as a result of the liquidation.
3.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the consolidated financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2024, such fair value pricing was not used in pricing foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a
Allspring Income Plus Fund | 29

Notes to consolidated financial statements
Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Consolidated Statement of Assets and Liabilities.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Consolidated Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Consolidated Statement of Operations.
30 | Allspring Income Plus Fund

Notes to consolidated financial statements
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Consolidated  Portfolio of Investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are recorded as realized gains (losses) in the Consolidated Statement of Operations when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Allspring Income Plus Fund | 31

Notes to consolidated financial statements
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of September 30, 2024, the aggregate cost of all investments for federal income tax purposes was $334,463,084 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$4,557,419
Gross unrealized losses	(4,943,907)
Net unrealized losses	$(386,488)
As of September 30, 2024, the Fund had capital loss carryforwards which consist of $2,406,869 in short-term capital losses and $7,061,909 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
4.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
32 | Allspring Income Plus Fund

Notes to consolidated financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$81,545,064	$0	$81,545,064
Asset-backed securities	0	16,422,622	253,898	16,676,520
Common stocks
Consumer staples	4,291	0	0	4,291
Financials	0	0	0	0
Corporate bonds and notes	0	68,479,713	0	68,479,713
Foreign corporate bonds and notes	0	39,175,596	0	39,175,596
Foreign government bonds	0	36,849,622	0	36,849,622
Investment companies	7,219,160	0	0	7,219,160
Loans	0	1,795,091	0	1,795,091
Municipal obligations	0	35,756	0	35,756
Non-agency mortgage-backed securities	0	9,824,763	0	9,824,763
U.S. Treasury securities	19,021,923	0	0	19,021,923
Warrants
Consumer staples	0	143	0	143
Yankee corporate bonds and notes	0	28,233,424	0	28,233,424
Yankee government bonds	0	10,314,319	0	10,314,319
Short-term investments
Investment companies	15,122,046	0	0	15,122,046
	41,367,420	292,676,113	253,898	334,297,431
Futures contracts	56,220	0	0	56,220
Swap contracts	0	15,646	0	15,646
Total assets	$41,423,640	$292,691,759	$253,898	$334,369,297
Liabilities
Forward foreign currency contracts	$0	$129,697	$0	$129,697
Futures contracts	195,632	0	0	195,632
Total liabilities	$195,632	$129,697	$0	$325,329
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated  Portfolio of Investments. For futures contracts and centrally cleared swap contracts, the current day’s variation margin is reported on the Consolidated  Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Consolidated Portfolio of Investments.
At September 30, 2024, the Fund did not have any transfers into/out of Level 3.
5.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
Allspring Income Plus Fund | 33

Notes to consolidated financial statements
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.525%
Next $500 million	0.500
Next $2 billion	0.475
Next $2 billion	0.450
Next $5 billion	0.415
Over $10 billion	0.405
For the year ended September 30, 2024, the management fee was equivalent to an annual rate of 0.525% of the Fund’s average daily net assets.
The Subsidiary has entered into a separate advisory contract with Allspring Funds Management to manage the investment and reinvestment of its assets in conformity with its investment objectives and restrictions. Under this agreement, the Subsidiary does not pay Allspring Funds Management a fee for its services.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.30% and declining to 0.15% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of September 30, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.71%
Class C	1.46
Administrator Class	0.66
Institutional Class	0.39
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended September 30, 2024, Allspring Funds Distributor received $135 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended September 30, 2024.
34 | Allspring Income Plus Fund

Notes to consolidated financial statements
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended September 30, 2024.
6.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the year ended September 30, 2024 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$838,163,341	$183,685,534	$776,891,505	$111,824,551
7.
DERIVATIVE TRANSACTIONS
During the year ended September 30, 2024, the Fund entered into futures contracts and forward foreign currency contracts for hedging purpose and entered into swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Fund’s total return.
The volume of the Fund’s derivative activity during the year ended September 30, 2024 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$8,854,055
Average contract amounts to sell	60,772,259
Futures contracts
Average notional balance on long futures	$30,715,950
Average notional balance on short futures	32,624,985
Swap contracts
Average notional balance	$21,174,923
The credit default swap transactions may contain provisions for early termination in the event the net assets of the Fund declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transactions in net liability positions.
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
Allspring Income Plus Fund | 35

Notes to consolidated financial statements
The fair value of derivative instruments as of September 30, 2024 by primary risk type was as follows for the Fund:
	Interest rate risk	Credit risk	Foreign currency risk	Total
Asset derivatives
Futures contracts	$56,220 *	$0	$0	$56,220
Swap contracts	0	15,646 *	0	15,646
	$56,220	$15,646	$0	$71,866
Liability derivatives
Forward foreign currency contracts	$0	$0	$129,697	$129,697
Futures contracts	195,632 *	0	0	195,632
	$195,632	$0	$129,697	$325,329

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Consolidated  Portfolio of Investments. For futures contracts and centrally cleared swap contracts, only the current day’s variation margin as of September 30, 2024 is reported separately on the Consolidated  Statement of Assets and
Liabilities.

The effect of derivative instruments on the Consolidated Statement of Operations for the year ended September 30, 2024 was as follows:
	INTEREST RATE RISK	Credit risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$(2,211,147)	$(2,211,147)
Futures contracts	(1,344,068)	0	0	(1,344,068)
Swap contracts	0	1,094,192	0	1,094,192
	$(1,344,068)	$1,094,192	$(2,211,147)	$(2,461,023)
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$(426,028)	$(426,028)
Futures contracts	(22,638)	0	0	(22,638)
Swap contracts	0	43,410	0	43,410
	$(22,638)	$43,410	$(426,028)	$(405,256)
For certain types of derivative transactions, the Fund  has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund  to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund  under ISDA Master Agreements or similar agreements, if any, are reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Consolidated Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Consolidated Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Consolidated Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of liabilities in the Consolidated Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Citibank N.A.	$71,882	$0	$(71,882)	$0
Morgan Stanley, Inc.	57,815	0	(57,815)	0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
8.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
36 | Allspring Income Plus Fund

Notes to consolidated financial statements
For the year ended September 30, 2024, there were no borrowings by the Fund under the agreement.
9.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended September 30
	2024	2023
Ordinary income	$12,780,264	$7,709,963
As of September 30, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Unrealized losses	Capital loss carryforward
$1,896,639	$(386,488)	$(9,468,778)
10.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Income Plus Fund | 37

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Consolidated Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities of Allspring Income Plus Fund and subsidiary (the Fund), one of the funds constituting Allspring Funds Trust, including the consolidated portfolio of investments, as of September 30, 2024, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the consolidated financial statements) and the consolidated financial highlights for each of the years in the five-year period then ended. In our opinion, the consolidated financial statements and consolidated financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and consolidated financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements and consolidated financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements and consolidated financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian, transfer agent, agent banks and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements and consolidated financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
November 25, 2024
38 | Allspring Income Plus Fund

Other information (unaudited)
Other information
Tax information
For the fiscal year ended September 30, 2024, $5,930,531 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended September 30, 2024, 9% of the ordinary income distributed was derived from interest on U.S. government securities.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Income Plus Fund | 39

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

40 | Allspring Income Plus Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Income Plus Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Income Plus Fund | 41

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, fair valuation designee, and derivatives risk management program manager. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for the one-, three- and five-year periods under review, and in range of the average investment performance of the Universe for the ten-year period under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Bloomberg U.S. Aggregate Bond Index, for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of these average rates for the Fund’s expense Groups for each share class, except the Administrator Class, which was in range of the sum of the average rates for the expense Group.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

42 | Allspring Income Plus Fund

Other information (unaudited)
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Income Plus Fund | 43

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3365 09-24

Allspring Index Asset Allocation Fund
Long Form Financial Statements
Annual Report
September 30, 2024

Allspring Index Asset Allocation Fund | 1

Portfolio of investments—September 30, 2024
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 0.00%
FNMA Series 2002-T1 Class A4	9.50%	11-25-2031	$11,840	$12,992
Total agency securities (Cost $11,840)				12,992

	Shares
Common stocks: 59.54%
Communication services: 5.28%
Diversified telecommunication services: 0.43%
AT&T, Inc.	119,155	2,621,410
Verizon Communications, Inc.	69,954	3,141,634
		5,763,044
Entertainment: 0.70%
Electronic Arts, Inc.	3,995	573,043
Live Nation Entertainment, Inc.†	2,603	285,002
Netflix, Inc.†	7,132	5,058,514
Take-Two Interactive Software, Inc.†	2,709	416,400
Walt Disney Co.	30,138	2,898,974
Warner Bros Discovery, Inc.†	37,079	305,902
		9,537,835
Interactive media & services: 3.71%
Alphabet, Inc. Class A	97,365	16,147,985
Alphabet, Inc. Class C	79,818	13,344,772
Match Group, Inc.†	4,286	162,182
Meta Platforms, Inc. Class A	36,306	20,783,007
		50,437,946
Media: 0.32%
Charter Communications, Inc. Class A†	1,613	522,741
Comcast Corp. Class A	64,196	2,681,467
Fox Corp. Class A	3,733	158,018
Fox Corp. Class B	2,192	85,050
Interpublic Group of Cos., Inc.	6,242	197,434
News Corp. Class A	6,287	167,423
News Corp. Class B	1,865	52,127
Omnicom Group, Inc.	3,251	336,121
Paramount Global Class B	9,883	104,957
		4,305,338
Wireless telecommunication services: 0.12%
T-Mobile U.S., Inc.	8,144	1,680,596
Consumer discretionary: 6.01%
Automobile components: 0.03%
Aptiv PLC†	4,416	317,996
BorgWarner, Inc.	3,785	137,358
		455,354
The accompanying notes are an integral part of these financial statements.
2 | Allspring Index Asset Allocation Fund

Portfolio of investments—September 30, 2024

	Shares	Value
Automobiles: 1.00%
Ford Motor Co.	64,883	$685,164
General Motors Co.	18,677	837,477
Tesla, Inc.†	46,108	12,063,236
		13,585,877
Broadline retail: 2.17%
Amazon.com, Inc.†	155,230	28,924,006
eBay, Inc.	8,126	529,084
		29,453,090
Distributors: 0.06%
Genuine Parts Co.	2,315	323,359
LKQ Corp.	4,375	174,650
Pool Corp.	636	239,645
		737,654
Hotels, restaurants & leisure: 1.13%
Airbnb, Inc. Class A†	7,312	927,235
Booking Holdings, Inc.	557	2,346,151
Caesars Entertainment, Inc.†	3,595	150,055
Carnival Corp.†	16,788	310,242
Chipotle Mexican Grill, Inc. Class A†	22,758	1,311,316
Darden Restaurants, Inc.	1,969	323,172
Domino’s Pizza, Inc.	581	249,911
Expedia Group, Inc.†	2,072	306,697
Hilton Worldwide Holdings, Inc.	4,095	943,897
Las Vegas Sands Corp.	5,874	295,697
Marriott International, Inc. Class A	3,883	965,314
McDonald’s Corp.	11,921	3,630,064
MGM Resorts International†	3,837	149,988
Norwegian Cruise Line Holdings Ltd.†	7,307	149,867
Royal Caribbean Cruises Ltd.	3,936	698,089
Starbucks Corp.	18,832	1,835,932
Wynn Resorts Ltd.	1,554	148,998
Yum! Brands, Inc.	4,672	652,725
		15,395,350
Household durables: 0.24%
D.R. Horton, Inc.	4,876	930,194
Garmin Ltd.	2,555	449,757
Lennar Corp. Class A	4,017	753,107
Mohawk Industries, Inc.†	871	139,952
NVR, Inc.†	51	500,402
PulteGroup, Inc.	3,449	495,035
		3,268,447
Leisure products: 0.01%
Hasbro, Inc.	2,178	157,513
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 3

Portfolio of investments—September 30, 2024

	Shares	Value
Specialty retail: 1.15%
AutoZone, Inc.†	284	$894,611
Best Buy Co., Inc.	3,262	336,965
CarMax, Inc.†	2,594	200,724
Home Depot, Inc.	16,479	6,677,291
Lowe’s Cos., Inc.	9,470	2,564,950
O’Reilly Automotive, Inc.†	964	1,110,142
Ross Stores, Inc.	5,543	834,277
TJX Cos., Inc.	18,781	2,207,519
Tractor Supply Co.	1,793	521,637
Ulta Beauty, Inc.†	793	308,572
		15,656,688
Textiles, apparel & luxury goods: 0.22%
Deckers Outdoor Corp.†	2,534	404,046
lululemon athletica, Inc.†	1,911	518,550
NIKE, Inc. Class B	19,966	1,764,994
Ralph Lauren Corp. Class A	666	129,117
Tapestry, Inc.	3,826	179,746
		2,996,453
Consumer staples: 3.50%
Beverages: 0.79%
Brown-Forman Corp. Class B	3,046	149,863
Coca-Cola Co.	64,459	4,632,024
Constellation Brands, Inc. Class A	2,604	671,025
Keurig Dr Pepper, Inc.	17,578	658,824
Molson Coors Beverage Co. Class B	2,920	167,958
Monster Beverage Corp.†	11,720	611,432
PepsiCo, Inc.	22,826	3,881,561
		10,772,687
Consumer staples distribution & retail: 1.14%
Costco Wholesale Corp.	7,367	6,530,993
Dollar General Corp.	3,654	309,019
Dollar Tree, Inc.†	3,358	236,135
Kroger Co.	11,035	632,305
Sysco Corp.	8,172	637,906
Target Corp.	7,688	1,198,252
Walgreens Boots Alliance, Inc.	11,907	106,687
Walmart, Inc.	72,180	5,828,535
		15,479,832
Food products: 0.43%
Archer-Daniels-Midland Co.	7,946	474,694
Bunge Global SA	2,354	227,491
Campbell Soup Co.	3,275	160,213
Conagra Brands, Inc.	7,961	258,892
General Mills, Inc.	9,250	683,113
Hershey Co.	2,454	470,628
The accompanying notes are an integral part of these financial statements.
4 | Allspring Index Asset Allocation Fund

Portfolio of investments—September 30, 2024

	Shares	Value
Food products(continued)
Hormel Foods Corp.	4,829	$153,079
J.M. Smucker Co.	1,769	214,226
Kellanova	4,458	359,805
Kraft Heinz Co.	14,667	514,958
Lamb Weston Holdings, Inc.	2,388	154,599
McCormick & Co., Inc.	4,188	344,672
Mondelez International, Inc. Class A	22,198	1,635,327
Tyson Foods, Inc. Class A	4,750	282,910
		5,934,607
Household products: 0.72%
Church & Dwight Co., Inc.	4,068	426,001
Clorox Co.	2,058	335,269
Colgate-Palmolive Co.	13,578	1,409,532
Kimberly-Clark Corp.	5,597	796,341
Procter & Gamble Co.	39,120	6,775,584
		9,742,727
Personal care products: 0.08%
Estee Lauder Cos., Inc. Class A	3,872	386,000
Kenvue, Inc.	31,826	736,135
		1,122,135
Tobacco: 0.34%
Altria Group, Inc.	28,354	1,447,188
Philip Morris International, Inc.	25,838	3,136,733
		4,583,921
Energy: 1.97%
Energy equipment & services: 0.15%
Baker Hughes Co. Class A	16,509	596,800
Halliburton Co.	14,671	426,193
Schlumberger NV	23,598	989,936
		2,012,929
Oil, gas & consumable fuels: 1.82%
APA Corp.	6,147	150,356
Chevron Corp.	28,265	4,162,587
ConocoPhillips	19,298	2,031,693
Coterra Energy, Inc.	12,285	294,226
Devon Energy Corp.	10,406	407,083
Diamondback Energy, Inc.	3,113	536,681
EOG Resources, Inc.	9,449	1,161,566
EQT Corp.	9,872	361,710
Exxon Mobil Corp.	73,831	8,654,470
Hess Corp.	4,593	623,729
Kinder Morgan, Inc.	32,088	708,824
Marathon Oil Corp.	9,296	247,553
Marathon Petroleum Corp.	5,562	906,105
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 5

Portfolio of investments—September 30, 2024

	Shares	Value
Oil, gas & consumable fuels(continued)
Occidental Petroleum Corp.	11,189	$576,681
ONEOK, Inc.	9,706	884,508
Phillips 66	6,956	914,366
Targa Resources Corp.	3,641	538,904
Valero Energy Corp.	5,324	718,900
Williams Cos., Inc.	20,256	924,686
		24,804,628
Financials: 7.69%
Banks: 1.86%
Bank of America Corp.	112,185	4,451,501
Citigroup, Inc.	31,704	1,984,670
Citizens Financial Group, Inc.	7,450	305,972
Fifth Third Bancorp	11,247	481,821
Huntington Bancshares, Inc.	24,137	354,814
JPMorgan Chase & Co.	47,281	9,969,672
KeyCorp	15,423	258,335
M&T Bank Corp.	2,775	494,283
PNC Financial Services Group, Inc.	6,606	1,221,119
Regions Financial Corp.	15,208	354,803
Truist Financial Corp.	22,254	951,804
U.S. Bancorp	25,932	1,185,870
Wells Fargo & Co.	56,564	3,195,300
		25,209,964
Capital markets: 1.78%
Ameriprise Financial, Inc.	1,632	766,730
Bank of New York Mellon Corp.	12,263	881,219
BlackRock, Inc.	2,314	2,197,166
Blackstone, Inc.	11,966	1,832,354
Cboe Global Markets, Inc.	1,739	356,269
Charles Schwab Corp.	24,826	1,608,973
CME Group, Inc.	5,984	1,320,370
FactSet Research Systems, Inc.	632	290,625
Franklin Resources, Inc.	5,128	103,329
Goldman Sachs Group, Inc.	5,248	2,598,337
Intercontinental Exchange, Inc.	9,541	1,532,666
Invesco Ltd.	7,478	131,314
KKR & Co., Inc.	11,208	1,463,541
MarketAxess Holdings, Inc.	627	160,637
Moody’s Corp.	2,602	1,234,883
Morgan Stanley	20,702	2,157,976
MSCI, Inc. Class A	1,307	761,889
Nasdaq, Inc.	6,877	502,090
Northern Trust Corp.	3,351	301,691
Raymond James Financial, Inc.	3,080	377,177
S&P Global, Inc.	5,321	2,748,935
The accompanying notes are an integral part of these financial statements.
6 | Allspring Index Asset Allocation Fund

Portfolio of investments—September 30, 2024

	Shares	Value
Capital markets(continued)
State Street Corp.	4,962	$438,988
T. Rowe Price Group, Inc.	3,699	402,932
		24,170,091
Consumer finance: 0.32%
American Express Co.	9,333	2,531,110
Capital One Financial Corp.	6,346	950,186
Discover Financial Services	4,172	585,290
Synchrony Financial	6,568	327,612
		4,394,198
Financial services: 2.44%
Berkshire Hathaway, Inc. Class B†	30,441	14,010,775
Corpay, Inc.†	1,154	360,925
Fidelity National Information Services, Inc.	9,066	759,277
Fiserv, Inc.†	9,567	1,718,711
Global Payments, Inc.	4,228	433,032
Jack Henry & Associates, Inc.	1,211	213,790
Mastercard, Inc. Class A	13,711	6,770,492
PayPal Holdings, Inc.†	16,989	1,325,652
Visa, Inc. Class A	27,759	7,632,337
		33,224,991
Insurance: 1.29%
Aflac, Inc.	8,376	936,437
Allstate Corp.	4,388	832,184
American International Group, Inc.	10,701	783,634
Aon PLC Class A	3,610	1,249,024
Arch Capital Group Ltd.†	6,224	696,341
Arthur J Gallagher & Co.	3,641	1,024,468
Assurant, Inc.	861	171,218
Brown & Brown, Inc.	3,935	407,666
Chubb Ltd.	6,243	1,800,419
Cincinnati Financial Corp.	2,596	353,368
Erie Indemnity Co. Class A	414	223,485
Everest Group Ltd.	719	281,726
Globe Life, Inc.	1,493	158,124
Hartford Financial Services Group, Inc.	4,869	572,643
Loews Corp.	3,028	239,363
Marsh & McLennan Cos., Inc.	8,172	1,823,092
MetLife, Inc.	9,776	806,324
Principal Financial Group, Inc.	3,541	304,172
Progressive Corp.	9,733	2,469,846
Prudential Financial, Inc.	5,933	718,486
Travelers Cos., Inc.	3,788	886,847
W.R. Berkley Corp.	4,996	283,423
Willis Towers Watson PLC	1,688	497,167
		17,519,457
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 7

Portfolio of investments—September 30, 2024

	Shares	Value
Health care: 6.91%
Biotechnology: 1.12%
AbbVie, Inc.	29,353	$5,796,630
Amgen, Inc.	8,929	2,877,013
Biogen, Inc.†	2,421	469,287
Gilead Sciences, Inc.	20,689	1,734,566
Incyte Corp.†	2,656	175,562
Moderna, Inc.†	5,621	375,651
Regeneron Pharmaceuticals, Inc.†	1,763	1,853,336
Vertex Pharmaceuticals, Inc.†	4,289	1,994,728
		15,276,773
Health care equipment & supplies: 1.41%
Abbott Laboratories	28,914	3,296,485
Align Technology, Inc.†	1,167	296,791
Baxter International, Inc.	8,478	321,910
Becton Dickinson & Co.	4,803	1,158,003
Boston Scientific Corp.†	24,472	2,050,754
Cooper Cos., Inc.†	3,309	365,115
DexCom, Inc.†	6,659	446,419
Edwards Lifesciences Corp.†	10,011	660,626
GE HealthCare Technologies, Inc.	7,589	712,228
Hologic, Inc.†	3,860	314,436
IDEXX Laboratories, Inc.†	1,368	691,141
Insulet Corp.†	1,165	271,154
Intuitive Surgical, Inc.†	5,894	2,895,545
Medtronic PLC	21,314	1,918,899
ResMed, Inc.	2,442	596,141
Solventum Corp.†	2,296	160,077
STERIS PLC	1,639	397,523
Stryker Corp.	5,698	2,058,459
Teleflex, Inc.	783	193,652
Zimmer Biomet Holdings, Inc.	3,384	365,303
		19,170,661
Health care providers & services: 1.48%
Cardinal Health, Inc.	4,052	447,827
Cencora, Inc.	2,899	652,507
Centene Corp.†	8,742	658,098
Cigna Group	4,646	1,609,560
CVS Health Corp.	20,905	1,314,506
DaVita, Inc.†	767	125,734
Elevance Health, Inc.	3,853	2,003,560
HCA Healthcare, Inc.	3,088	1,255,056
Henry Schein, Inc.†	2,106	153,527
Humana, Inc.	2,001	633,797
Labcorp Holdings, Inc.	1,395	311,755
McKesson Corp.	2,155	1,065,475
Molina Healthcare, Inc.†	974	335,601
Quest Diagnostics, Inc.	1,850	287,213
The accompanying notes are an integral part of these financial statements.
8 | Allspring Index Asset Allocation Fund

Portfolio of investments—September 30, 2024

	Shares	Value
Health care providers & services(continued)
UnitedHealth Group, Inc.	15,345	$8,971,915
Universal Health Services, Inc. Class B	988	226,262
		20,052,393
Life sciences tools & services: 0.75%
Agilent Technologies, Inc.	4,848	719,831
Bio-Techne Corp.	2,619	209,337
Charles River Laboratories International, Inc.†	858	169,000
Danaher Corp.	10,682	2,969,810
IQVIA Holdings, Inc.†	2,878	682,000
Mettler-Toledo International, Inc.†	353	529,394
Revvity, Inc.	2,050	261,887
Thermo Fisher Scientific, Inc.	6,348	3,926,682
Waters Corp.†	986	354,852
West Pharmaceutical Services, Inc.	1,206	361,993
		10,184,786
Pharmaceuticals: 2.15%
Bristol-Myers Squibb Co.	33,691	1,743,172
Catalent, Inc.†	3,008	182,195
Eli Lilly & Co.	13,109	11,613,787
Johnson & Johnson	40,004	6,483,048
Merck & Co., Inc.	42,123	4,783,488
Pfizer, Inc.	94,169	2,725,251
Viatris, Inc.	19,834	230,273
Zoetis, Inc.	7,529	1,471,016
		29,232,230
Industrials: 5.07%
Aerospace & defense: 1.16%
Axon Enterprise, Inc.†	1,193	476,723
Boeing Co.†	9,727	1,478,893
General Dynamics Corp.	4,285	1,294,927
General Electric Co.	18,019	3,398,023
Howmet Aerospace, Inc.	6,783	679,996
Huntington Ingalls Industries, Inc.	652	172,376
L3Harris Technologies, Inc.	3,153	750,004
Lockheed Martin Corp.	3,525	2,060,574
Northrop Grumman Corp.	2,284	1,206,112
RTX Corp.	22,106	2,678,363
Textron, Inc.	3,114	275,838
TransDigm Group, Inc.	932	1,330,085
		15,801,914
Air freight & logistics: 0.24%
CH Robinson Worldwide, Inc.	1,949	215,111
Expeditors International of Washington, Inc.	2,345	308,133
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 9

Portfolio of investments—September 30, 2024

	Shares	Value
Air freight & logistics(continued)
FedEx Corp.	3,745	$1,024,931
United Parcel Service, Inc. Class B	12,173	1,659,667
		3,207,842
Building products: 0.33%
A.O. Smith Corp.	1,993	179,031
Allegion PLC	1,448	211,032
Builders FirstSource, Inc.†	1,935	375,119
Carrier Global Corp.	13,952	1,122,996
Johnson Controls International PLC	11,101	861,549
Masco Corp.	3,627	304,450
Trane Technologies PLC	3,750	1,457,738
		4,511,915
Commercial services & supplies: 0.34%
Cintas Corp.	5,694	1,172,281
Copart, Inc.†	14,552	762,525
Republic Services, Inc. Class A	3,392	681,249
Rollins, Inc.	4,668	236,108
Veralto Corp.	4,106	459,297
Waste Management, Inc.	6,069	1,259,924
		4,571,384
Construction & engineering: 0.05%
Quanta Services, Inc.	2,448	729,871
Electrical equipment: 0.45%
AMETEK, Inc.	3,848	660,740
Eaton Corp. PLC	6,616	2,192,807
Emerson Electric Co.	9,517	1,040,874
GE Vernova, Inc.†	4,567	1,164,494
Generac Holdings, Inc.†	1,000	158,880
Hubbell, Inc. Class B	892	382,088
Rockwell Automation, Inc.	1,886	506,316
		6,106,199
Ground transportation: 0.59%
CSX Corp.	32,218	1,112,488
J.B. Hunt Transport Services, Inc.	1,339	230,750
Norfolk Southern Corp.	3,757	933,614
Old Dominion Freight Line, Inc.	3,134	622,538
Uber Technologies, Inc.†	34,913	2,624,061
Union Pacific Corp.	10,124	2,495,363
		8,018,814
Industrial conglomerates: 0.26%
3M Co.	9,129	1,247,934
Honeywell International, Inc.	10,821	2,236,809
		3,484,743
The accompanying notes are an integral part of these financial statements.
10 | Allspring Index Asset Allocation Fund

Portfolio of investments—September 30, 2024

	Shares	Value
Machinery: 1.01%
Caterpillar, Inc.	8,058	$3,151,645
Cummins, Inc.	2,277	737,270
Deere & Co.	4,259	1,777,408
Dover Corp.	2,284	437,934
Fortive Corp.	5,822	459,530
IDEX Corp.	1,258	269,841
Illinois Tool Works, Inc.	4,490	1,176,694
Ingersoll Rand, Inc.	6,705	658,163
Nordson Corp.	904	237,418
Otis Worldwide Corp.	6,656	691,825
PACCAR, Inc.	8,712	859,700
Parker-Hannifin Corp.	2,136	1,349,568
Pentair PLC	2,750	268,923
Snap-on, Inc.	875	253,496
Stanley Black & Decker, Inc.	2,558	281,713
Westinghouse Air Brake Technologies Corp.	2,911	529,132
Xylem, Inc.	4,036	544,981
		13,685,241
Passenger airlines: 0.08%
Delta Air Lines, Inc.	10,656	541,218
Southwest Airlines Co.	9,957	295,026
United Airlines Holdings, Inc.†	5,465	311,833
		1,148,077
Professional services: 0.39%
Amentum Holdings, Inc.†	2,119	68,338
Automatic Data Processing, Inc.	6,777	1,875,399
Broadridge Financial Solutions, Inc.	1,939	416,943
Dayforce, Inc.†	2,627	160,904
Equifax, Inc.	2,056	604,176
Jacobs Solutions, Inc.	2,081	272,403
Leidos Holdings, Inc.	2,239	364,957
Paychex, Inc.	5,326	714,696
Paycom Software, Inc.	809	134,755
Verisk Analytics, Inc. Class A	2,367	634,261
		5,246,832
Trading companies & distributors: 0.17%
Fastenal Co.	9,516	679,633
United Rentals, Inc.	1,107	896,371
WW Grainger, Inc.	738	766,642
		2,342,646
Information technology: 18.88%
Communications equipment: 0.51%
Arista Networks, Inc.†	4,281	1,643,133
Cisco Systems, Inc.	66,951	3,563,132
F5, Inc.†	969	213,374
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 11

Portfolio of investments—September 30, 2024

	Shares	Value
Communications equipment(continued)
Juniper Networks, Inc.	5,470	$213,221
Motorola Solutions, Inc.	2,773	1,246,824
		6,879,684
Electronic equipment, instruments & components: 0.35%
Amphenol Corp. Class A	20,013	1,304,047
CDW Corp.	2,220	502,386
Corning, Inc.	12,798	577,830
Jabil, Inc.	1,885	225,879
Keysight Technologies, Inc.†	2,900	460,897
TE Connectivity PLC	5,144	776,693
Teledyne Technologies, Inc.†	777	340,062
Trimble, Inc.†	4,058	251,961
Zebra Technologies Corp. Class A†	857	317,364
		4,757,119
IT services: 0.69%
Accenture PLC Class A	10,409	3,679,373
Akamai Technologies, Inc.†	2,518	254,192
Cognizant Technology Solutions Corp. Class A	8,237	635,732
EPAM Systems, Inc.†	946	188,282
Gartner, Inc.†	1,281	649,160
GoDaddy, Inc. Class A†	2,343	367,336
International Business Machines Corp.	15,308	3,384,293
VeriSign, Inc.†	1,395	264,994
		9,423,362
Semiconductors & semiconductor equipment: 6.62%
Advanced Micro Devices, Inc.†	26,896	4,413,096
Analog Devices, Inc.	8,246	1,897,982
Applied Materials, Inc.	13,759	2,780,006
Broadcom, Inc.	77,355	13,343,737
Enphase Energy, Inc.†	2,250	254,295
First Solar, Inc.†	1,779	443,754
Intel Corp.	70,909	1,663,525
KLA Corp.	2,234	1,730,032
Lam Research Corp.	2,167	1,768,445
Microchip Technology, Inc.	8,916	715,866
Micron Technology, Inc.	18,427	1,911,064
Monolithic Power Systems, Inc.	810	748,845
NVIDIA Corp.	408,802	49,644,915
NXP Semiconductors NV	4,233	1,015,962
ON Semiconductor Corp.†	7,118	516,838
Qorvo, Inc.†	1,576	162,801
QUALCOMM, Inc.	18,512	3,147,966
Skyworks Solutions, Inc.	2,654	262,135
Teradyne, Inc.	2,712	363,218
Texas Instruments, Inc.	15,173	3,134,287
		89,918,769
The accompanying notes are an integral part of these financial statements.
12 | Allspring Index Asset Allocation Fund

Portfolio of investments—September 30, 2024

	Shares	Value
Software: 6.15%
Adobe, Inc.†	7,368	$3,815,003
ANSYS, Inc.†	1,452	462,651
Autodesk, Inc.†	3,580	986,218
Cadence Design Systems, Inc.†	4,550	1,233,186
Crowdstrike Holdings, Inc. Class A†	3,837	1,076,163
Fair Isaac Corp.†	407	791,013
Fortinet, Inc.†	10,550	818,153
Gen Digital, Inc.	9,001	246,897
Intuit, Inc.	4,646	2,885,166
Microsoft Corp.	123,522	53,151,517
Oracle Corp.	26,562	4,526,165
Palantir Technologies, Inc. Class A†	33,465	1,244,898
Palo Alto Networks, Inc.†	5,381	1,839,226
PTC, Inc.†	1,996	360,597
Roper Technologies, Inc.	1,781	991,020
Salesforce, Inc.	16,103	4,407,552
ServiceNow, Inc.†	3,423	3,061,497
Synopsys, Inc.†	2,546	1,289,269
Tyler Technologies, Inc.†	709	413,857
		83,600,048
Technology hardware, storage & peripherals: 4.56%
Apple, Inc.	252,662	58,870,246
Dell Technologies, Inc. Class C	4,781	566,740
Hewlett Packard Enterprise Co.	21,598	441,895
HP, Inc.	16,262	583,318
NetApp, Inc.	3,416	421,910
Seagate Technology Holdings PLC	3,490	382,260
Super Micro Computer, Inc.†	837	348,527
Western Digital Corp.†	5,426	370,541
		61,985,437
Materials: 1.33%
Chemicals: 0.88%
Air Products & Chemicals, Inc.	3,694	1,099,852
Albemarle Corp.	1,953	184,969
Celanese Corp. Class A	1,816	246,903
CF Industries Holdings, Inc.	2,998	257,228
Corteva, Inc.	11,504	676,320
Dow, Inc.	11,648	636,330
DuPont de Nemours, Inc.	6,938	618,245
Eastman Chemical Co.	1,943	217,519
Ecolab, Inc.	4,208	1,074,429
FMC Corp.	2,074	136,760
International Flavors & Fragrances, Inc.	4,249	445,848
Linde PLC	7,989	3,809,634
LyondellBasell Industries NV Class A	4,322	414,480
Mosaic Co.	5,295	141,800
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 13

Portfolio of investments—September 30, 2024

	Shares	Value
Chemicals(continued)
PPG Industries, Inc.	3,877	$513,547
Sherwin-Williams Co.	3,857	1,472,101
		11,945,965
Construction materials: 0.08%
Martin Marietta Materials, Inc.	1,016	546,862
Vulcan Materials Co.	2,195	549,694
		1,096,556
Containers & packaging: 0.14%
Amcor PLC	24,019	272,135
Avery Dennison Corp.	1,338	295,377
Ball Corp.	5,045	342,606
International Paper Co.	5,773	282,011
Packaging Corp. of America	1,482	319,223
Smurfit WestRock PLC	8,199	405,195
		1,916,547
Metals & mining: 0.23%
Freeport-McMoRan, Inc.	23,878	1,191,990
Newmont Corp.	19,068	1,019,184
Nucor Corp.	3,944	592,941
Steel Dynamics, Inc.	2,385	300,701
		3,104,816
Real estate: 1.39%
Health care REITs: 0.17%
Alexandria Real Estate Equities, Inc.	2,587	307,206
Healthpeak Properties, Inc.	11,695	267,465
Ventas, Inc.	6,866	440,317
Welltower, Inc.	9,617	1,231,264
		2,246,252
Hotel & resort REITs: 0.02%
Host Hotels & Resorts, Inc.	11,673	205,445
Industrial REITs : 0.14%
Prologis, Inc.	15,387	1,943,070
Office REITs : 0.01%
BXP, Inc.	2,415	194,311
Real estate management & development: 0.08%
CBRE Group, Inc. Class A†	5,006	623,147
CoStar Group, Inc.†	6,810	513,746
		1,136,893
Residential REITs : 0.17%
AvalonBay Communities, Inc.	2,360	531,590
Camden Property Trust	1,772	218,895
The accompanying notes are an integral part of these financial statements.
14 | Allspring Index Asset Allocation Fund

Portfolio of investments—September 30, 2024

	Shares	Value
Residential REITs (continued)
Equity Residential	5,670	$422,188
Essex Property Trust, Inc.	1,067	315,213
Invitation Homes, Inc.	9,467	333,807
Mid-America Apartment Communities, Inc.	1,942	308,584
UDR, Inc.	4,988	226,156
		2,356,433
Retail REITs : 0.18%
Federal Realty Investment Trust	1,250	143,713
Kimco Realty Corp.	11,202	260,110
Realty Income Corp.	14,472	917,814
Regency Centers Corp.	2,715	196,105
Simon Property Group, Inc.	5,093	860,819
		2,378,561
Specialized REITs : 0.62%
American Tower Corp.	7,762	1,805,131
Crown Castle, Inc.	7,222	856,746
Digital Realty Trust, Inc.	5,114	827,598
Equinix, Inc.	1,578	1,400,680
Extra Space Storage, Inc.	3,522	634,629
Iron Mountain, Inc.	4,875	579,296
Public Storage	2,618	952,612
SBA Communications Corp. Class A	1,786	429,890
VICI Properties, Inc. Class A	17,402	579,661
Weyerhaeuser Co.	12,087	409,266
		8,475,509
Utilities: 1.51%
Electric utilities: 0.99%
Alliant Energy Corp.	4,263	258,721
American Electric Power Co., Inc.	8,843	907,292
Constellation Energy Corp.	5,196	1,351,064
Duke Energy Corp.	12,829	1,479,184
Edison International	6,417	558,857
Entergy Corp.	3,553	467,610
Evergy, Inc.	3,821	236,940
Eversource Energy	5,939	404,149
Exelon Corp.	16,618	673,860
FirstEnergy Corp.	8,518	377,773
NextEra Energy, Inc.	34,142	2,886,023
NRG Energy, Inc.	3,430	312,473
PG&E Corp.	35,520	702,230
Pinnacle West Capital Corp.	1,887	167,169
PPL Corp.	12,260	405,561
Southern Co.	18,171	1,638,661
Xcel Energy, Inc.	9,265	605,005
		13,432,572
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 15

Portfolio of investments—September 30, 2024

	Shares	Value
Gas utilities: 0.03%
Atmos Energy Corp.	2,580	$357,872
Independent power and renewable electricity producers: 0.07%
AES Corp.	11,814	236,989
Vistra Corp.	5,709	676,745
		913,734
Multi-utilities: 0.39%
Ameren Corp.	4,434	387,798
CenterPoint Energy, Inc.	10,830	318,619
CMS Energy Corp.	4,964	350,607
Consolidated Edison, Inc.	5,747	598,435
Dominion Energy, Inc.	13,941	805,650
DTE Energy Co.	3,440	441,730
NiSource, Inc.	7,453	258,246
Public Service Enterprise Group, Inc.	8,278	738,480
Sempra	10,522	879,955
WEC Energy Group, Inc.	5,253	505,234
		5,284,754
Water utilities: 0.03%
American Water Works Co., Inc.	3,238	473,525
Total common stocks (Cost $169,464,483)		809,202,907
Investment companies: 2.65%
Exchange-traded funds: 2.65%
iShares 20+ Year Treasury Bond ETF	368,000	36,100,800
Total investment companies (Cost $36,062,197)		36,100,800

	Interest rate	Maturity date	Principal
Non-agency mortgage-backed securities: 0.00%
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB4 Class AA (U.S. SOFR 1 Month+0.44%)±	5.30%	12-25-2034	$2,161	2,026
Total non-agency mortgage-backed securities (Cost $2,161)				2,026
U.S. Treasury securities: 33.26%
U.S. Treasury Bonds	1.13	5-15-2040	13,555,000	8,954,772
U.S. Treasury Bonds	1.13	8-15-2040	4,400,000	2,881,828
U.S. Treasury Bonds	1.38	8-15-2050	1,400,000	771,148
U.S. Treasury Bonds	1.88	2-15-2041	2,825,000	2,071,520
U.S. Treasury Bonds	1.88	11-15-2051	3,485,000	2,171,046
U.S. Treasury Bonds	2.00	8-15-2051	1,500,000	966,211
U.S. Treasury Bonds	2.25	8-15-2046	556,000	398,040
U.S. Treasury Bonds	2.25	2-15-2052	11,040,000	7,528,331
U.S. Treasury Bonds	2.50	2-15-2046	1,960,000	1,481,714
U.S. Treasury Bonds	2.50	5-15-2046	1,949,000	1,468,983
The accompanying notes are an integral part of these financial statements.
16 | Allspring Index Asset Allocation Fund

Portfolio of investments—September 30, 2024

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bonds	2.75%	8-15-2047	$1,864,000	$1,454,721
U.S. Treasury Bonds	2.75	11-15-2047	1,853,000	1,442,734
U.S. Treasury Bonds	2.88	8-15-2045	1,430,000	1,162,266
U.S. Treasury Bonds	2.88	11-15-2046	3,221,000	2,589,759
U.S. Treasury Bonds	3.00	5-15-2042	776,000	667,117
U.S. Treasury Bonds	3.00	5-15-2045	1,115,000	926,974
U.S. Treasury Bonds	3.00	11-15-2045	834,000	691,699
U.S. Treasury Bonds	3.00	2-15-2047	1,889,000	1,547,947
U.S. Treasury Bonds	3.00	5-15-2047	1,921,000	1,571,693
U.S. Treasury Bonds	3.00	2-15-2048	2,119,000	1,723,426
U.S. Treasury Bonds	3.00	8-15-2048	2,099,000	1,702,240
U.S. Treasury Bonds	3.00	2-15-2049	2,614,000	2,116,217
U.S. Treasury Bonds	3.13	11-15-2041	846,000	747,586
U.S. Treasury Bonds	3.13	2-15-2042	919,000	809,079
U.S. Treasury Bonds	3.13	5-15-2048	2,283,000	1,896,139
U.S. Treasury Bonds	3.38	5-15-2044	1,432,000	1,272,466
U.S. Treasury Bonds	3.38	11-15-2048	7,241,000	6,275,345
U.S. Treasury Bonds	3.50	2-15-2039	731,000	697,734
U.S. Treasury Bonds	3.63	2-15-2044	1,547,000	1,427,833
U.S. Treasury Bonds	3.63	2-15-2053	615,000	559,218
U.S. Treasury Bonds	3.75	8-15-2041	929,000	895,650
U.S. Treasury Bonds	3.75	11-15-2043	1,660,000	1,561,697
U.S. Treasury Bonds	3.88	8-15-2040	946,000	932,180
U.S. Treasury Bonds	4.25	5-15-2039	681,000	704,064
U.S. Treasury Bonds	4.25	11-15-2040	977,000	1,005,928
U.S. Treasury Bonds	4.25	2-15-2054	3,100,000	3,159,094
U.S. Treasury Bonds	4.38	2-15-2038	381,000	401,389
U.S. Treasury Bonds	4.38	11-15-2039	757,000	791,863
U.S. Treasury Bonds	4.38	5-15-2040	1,078,000	1,126,678
U.S. Treasury Bonds	4.38	5-15-2041	842,000	878,574
U.S. Treasury Bonds	4.50	5-15-2038	428,000	455,904
U.S. Treasury Bonds	4.50	8-15-2039	721,000	764,767
U.S. Treasury Bonds	4.63	2-15-2040	730,000	784,123
U.S. Treasury Bonds	4.63	5-15-2054	2,900,000	3,145,594
U.S. Treasury Bonds	4.75	2-15-2037	264,000	288,389
U.S. Treasury Bonds	4.75	2-15-2041	1,084,000	1,180,840
U.S. Treasury Bonds	5.00	5-15-2037	375,000	418,872
U.S. Treasury Bonds	5.25	11-15-2028	479,000	510,079
U.S. Treasury Bonds	5.25	2-15-2029	11,599,000	12,429,053
U.S. Treasury Bonds	5.38	2-15-2031	752,000	828,404
U.S. Treasury Bonds	5.50	8-15-2028	369,000	395,954
U.S. Treasury Bonds	6.00	2-15-2026	22,565,000	23,275,445
U.S. Treasury Bonds	6.13	11-15-2027	525,000	564,847
U.S. Treasury Bonds	6.13	8-15-2029	5,193,000	5,783,298
U.S. Treasury Bonds	6.25	5-15-2030	478,000	542,026
U.S. Treasury Bonds	6.38	8-15-2027	224,000	241,448
U.S. Treasury Bonds	6.50	11-15-2026	296,000	315,101
U.S. Treasury Bonds	6.63	2-15-2027	215,000	230,613
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 17

Portfolio of investments—September 30, 2024

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bonds	6.75%	8-15-2026	$20,136,000	$21,311,911
U.S. Treasury Bonds	6.88	8-15-2025	20,634,000	21,203,584
U.S. Treasury Notes	0.25	10-31-2025	1,086,000	1,043,960
U.S. Treasury Notes	0.38	11-30-2025	3,685,000	3,539,471
U.S. Treasury Notes	0.38	1-31-2026	2,923,000	2,793,406
U.S. Treasury Notes	0.38	7-31-2027	2,771,000	2,534,274
U.S. Treasury Notes	0.38	9-30-2027	3,141,000	2,858,065
U.S. Treasury Notes	0.50	2-28-2026	4,104,000	3,919,961
U.S. Treasury Notes	0.50	4-30-2027	2,015,000	1,863,009
U.S. Treasury Notes	0.50	5-31-2027	2,282,000	2,104,610
U.S. Treasury Notes	0.50	6-30-2027	2,520,000	2,318,400
U.S. Treasury Notes	0.50	8-31-2027	2,918,000	2,671,680
U.S. Treasury Notes	0.50	10-31-2027	3,418,000	3,113,317
U.S. Treasury Notes	0.63	3-31-2027	1,681,000	1,562,805
U.S. Treasury Notes	0.63	11-30-2027	7,236,000	6,601,437
U.S. Treasury Notes	0.63	12-31-2027	3,852,000	3,506,825
U.S. Treasury Notes	0.63	5-15-2030	3,025,000	2,568,887
U.S. Treasury Notes	0.63	8-15-2030	4,582,000	3,861,409
U.S. Treasury Notes	0.75	4-30-2026	19,930,000	19,020,694
U.S. Treasury Notes	0.75	5-31-2026	4,136,000	3,939,378
U.S. Treasury Notes	0.75	1-31-2028	4,214,000	3,842,312
U.S. Treasury Notes	0.88	11-15-2030	2,681,000	2,281,782
U.S. Treasury Notes	1.13	2-29-2028	4,178,000	3,851,267
U.S. Treasury Notes	1.13	2-15-2031	7,183,000	6,176,819
U.S. Treasury Notes	1.25	3-31-2028	4,152,000	3,836,870
U.S. Treasury Notes	1.25	4-30-2028	4,224,000	3,895,485
U.S. Treasury Notes	1.25	5-31-2028	4,167,000	3,835,431
U.S. Treasury Notes	1.25	9-30-2028	15,145,000	13,839,927
U.S. Treasury Notes	1.25	8-15-2031	7,687,000	6,564,878
U.S. Treasury Notes	1.38	8-31-2026	1,787,000	1,712,030
U.S. Treasury Notes	1.38	10-31-2028	24,085,000	22,080,112
U.S. Treasury Notes	1.38	11-15-2031	23,180,000	19,850,591
U.S. Treasury Notes	1.50	8-15-2026	15,630,000	15,020,674
U.S. Treasury Notes	1.50	1-31-2027	1,873,000	1,785,130
U.S. Treasury Notes	1.50	2-15-2030	4,305,000	3,865,587
U.S. Treasury Notes	1.63	2-15-2026	3,342,000	3,245,265
U.S. Treasury Notes	1.63	5-15-2026	3,385,000	3,273,797
U.S. Treasury Notes	1.63	10-31-2026	1,800,000	1,727,719
U.S. Treasury Notes	1.63	8-15-2029	2,854,000	2,610,407
U.S. Treasury Notes	1.63	5-15-2031	7,512,000	6,622,591
U.S. Treasury Notes	1.88	7-31-2026	1,828,000	1,769,875
U.S. Treasury Notes	2.00	11-15-2026	3,370,000	3,258,105
U.S. Treasury Notes	2.13	5-31-2026	1,793,000	1,747,335
U.S. Treasury Notes	2.25	11-15-2025	3,473,000	3,411,002
U.S. Treasury Notes	2.25	2-15-2027	3,350,000	3,246,621
U.S. Treasury Notes	2.25	8-15-2027	3,338,000	3,217,649
U.S. Treasury Notes	2.25	11-15-2027	3,248,000	3,121,252
U.S. Treasury Notes	2.38	4-30-2026	1,812,000	1,774,274
The accompanying notes are an integral part of these financial statements.
18 | Allspring Index Asset Allocation Fund

Portfolio of investments—September 30, 2024

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	2.38%	5-15-2027	$3,375,000	$3,272,563
U.S. Treasury Notes	2.38	3-31-2029	6,500,000	6,175,762
U.S. Treasury Notes	2.38	5-15-2029	3,295,000	3,127,161
U.S. Treasury Notes	2.50	2-28-2026	1,888,000	1,854,665
U.S. Treasury Notes	2.63	12-31-2025	1,914,000	1,885,664
U.S. Treasury Notes	2.63	2-15-2029	3,512,000	3,376,870
U.S. Treasury Notes	2.75	8-31-2025	2,020,000	1,996,439
U.S. Treasury Notes	2.75	2-15-2028	4,229,000	4,117,989
U.S. Treasury Notes	2.75	8-15-2032	2,430,000	2,270,721
U.S. Treasury Notes	2.88	7-31-2025	1,949,000	1,930,424
U.S. Treasury Notes	2.88	11-30-2025	1,880,000	1,858,483
U.S. Treasury Notes	2.88	5-15-2028	4,397,000	4,292,056
U.S. Treasury Notes	2.88	8-15-2028	4,422,000	4,309,550
U.S. Treasury Notes	3.00	9-30-2025	1,994,000	1,974,901
U.S. Treasury Notes	3.00	10-31-2025	1,814,000	1,796,143
U.S. Treasury Notes	3.13	11-15-2028	3,621,000	3,557,915
U.S. Treasury Notes	3.38	5-15-2033	2,640,000	2,566,678
U.S. Treasury Notes	3.88	8-15-2033	12,035,000	12,131,844
U.S. Treasury Notes	4.00	10-31-2029	2,100,000	2,138,883
Total U.S. Treasury securities (Cost $467,886,383)				452,024,241

		Yield	Shares
Short-term investments: 2.64%
Investment companies: 2.64%
Allspring Government Money Market Fund Select Class♠∞		4.86	35,830,226	35,830,226
Total short-term investments (Cost $35,830,226)				35,830,226
Total investments in securities (Cost $709,257,290)	98.09%			1,333,173,192
Other assets and liabilities, net	1.91			25,938,888
Total net assets	100.00%			$1,359,112,080

†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
FNMA	Federal National Mortgage Association
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 19

Portfolio of investments—September 30, 2024

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$35,935,442	$242,009,775	$(242,114,991)	$0	$0	$35,830,226	35,830,226	$2,258,833
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	53	12-19-2024	$6,058,631	$6,056,906	$0	$(1,725)
U.S. Long Term Bond	66	12-19-2024	8,223,109	8,196,375	0	(26,734)
Ultra 10-Year U.S. Treasury Notes	1,403	12-19-2024	166,382,864	165,970,516	0	(412,348)
Ultra Long Term U.S. Treasury Bond	35	12-19-2024	4,675,596	4,658,281	0	(17,315)
E-Mini S&P 500 Index	422	12-20-2024	120,071,509	122,680,675	2,609,166	0
2-Year U.S. Treasury Notes	35	12-31-2024	7,276,227	7,288,477	12,250	0
5-Year U.S. Treasury Notes	106	12-31-2024	11,646,983	11,647,578	595	0
Short
Ultra Long Term U.S. Treasury Bond	(599)	12-19-2024	(80,765,166)	(79,723,156)	1,042,010	0
					$3,664,021	$(458,122)
The accompanying notes are an integral part of these financial statements.
20 | Allspring Index Asset Allocation Fund

Statement of assets and liabilities—September 30, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $673,427,064)	$1,297,342,966
Investments in affiliated securities, at value (cost $35,830,226)	35,830,226
Cash	3,956
Cash at broker segregated for futures contracts	9,208,660
Receivable for investments sold	51,097,231
Receivable for dividends and interest	3,099,542
Receivable for daily variation margin on open futures contracts	953,269
Receivable for Fund shares sold	291,522
Prepaid expenses and other assets	8,076
Total assets	1,397,835,448
Liabilities
Payable for investments purchased	36,062,197
Payable for daily variation margin on open futures contracts	835,541
Management fee payable	615,557
Payable for Fund shares redeemed	582,364
Shareholder servicing fees payable	243,863
Administration fees payable	202,661
Distribution fee payable	48,511
Trustees’ fees and expenses payable	2,166
Accrued expenses and other liabilities	130,508
Total liabilities	38,723,368
Total net assets	$1,359,112,080
Net assets consist of
Paid-in capital	$626,971,923
Total distributable earnings	732,140,157
Total net assets	$1,359,112,080
Computation of net asset value and offering price per share
Net assets–Class A	$970,142,991
Shares outstanding–Class A1	22,467,130
Net asset value per share–Class A	$43.18
Maximum offering price per share – Class A2	$45.81
Net assets–Class C	$79,001,277
Shares outstanding–Class C1	3,154,540
Net asset value per share–Class C	$25.04
Net assets–Administrator Class	$155,739,342
Shares outstanding–Administrator Class[1]	3,605,765
Net asset value per share–Administrator Class	$43.19
Net assets–Institutional Class	$154,228,470
Shares outstanding–Institutional Class[1]	3,576,950
Net asset value per share–Institutional Class	$43.12
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 21

Statement of operations—year ended September 30, 2024
Statement of operations
Investment income
Interest	$13,970,907
Dividends (net of foreign withholdings taxes of $2,854)	11,457,149
Income from affiliated securities	2,258,833
Total investment income	27,686,889
Expenses
Management fee	7,909,301
Administration fees
Class A	1,788,311
Class C	173,712
Administrator Class	231,838
Institutional Class	185,530
Shareholder servicing fees
Class A	2,235,389
Class C	216,508
Administrator Class	439,224
Distribution fee
Class C	649,431
Custody and accounting fees	29,313
Professional fees	64,191
Registration fees	250,814
Shareholder report expenses	45,949
Trustees’ fees and expenses	22,994
Other fees and expenses	206,511
Total expenses	14,449,016
Less: Fee waivers and/or expense reimbursements
Fund-level	(391,907)
Class A	(101,525)
Class C	(10)
Administrator Class	(179,900)
Institutional Class	(7,387)
Net expenses	13,768,287
Net investment income	13,918,602
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	111,184,080
Futures contracts	25,236,958
Net realized gains on investments	136,421,038
Net change in unrealized gains (losses) on
Unaffiliated securities	150,930,608
Futures contracts	7,515,701
Net change in unrealized gains (losses) on investments	158,446,309
Net realized and unrealized gains (losses) on investments	294,867,347
Net increase in net assets resulting from operations	$308,785,949
The accompanying notes are an integral part of these financial statements.
22 | Allspring Index Asset Allocation Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended September 30, 2024		Year ended September 30, 2023
Operations
Net investment income		$13,918,602		$12,142,192
Net realized gains on investments		136,421,038		104,050,598
Net change in unrealized gains (losses) on investments		158,446,309		18,347,116
Net increase in net assets resulting from operations		308,785,949		134,539,906
Distributions to shareholders from
Net investment income and net realized gains
Class A		(63,353,592)		(41,253,554)
Class C		(9,894,691)		(4,535,716)
Administrator Class		(14,289,051)		(12,512,380)
Institutional Class		(10,584,586)		(7,993,165)
Total distributions to shareholders		(98,121,920)		(66,294,815)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,104,816	43,316,683	806,319	29,549,090
Class C	317,125	7,292,002	306,574	6,806,459
Administrator Class	385,309	15,026,972	582,853	21,356,900
Institutional Class	768,794	30,174,041	592,766	21,741,984
		95,809,698		79,454,433
Reinvestment of distributions
Class A	1,646,124	61,212,861	1,107,495	39,713,342
Class C	447,557	9,532,807	204,027	4,402,900
Administrator Class	383,484	14,239,539	347,693	12,472,668
Institutional Class	245,408	9,146,251	189,431	6,791,294
		94,131,458		63,380,204
Payment for shares redeemed
Class A	(2,649,860)	(103,677,079)	(2,503,116)	(92,077,661)
Class C	(1,865,028)	(42,761,343)	(1,503,730)	(33,335,177)
Administrator Class	(2,992,935)	(116,425,545)	(2,529,928)	(93,030,861)
Institutional Class	(1,085,955)	(42,475,737)	(1,457,041)	(52,865,750)
		(305,339,704)		(271,309,449)
Net decrease in net assets resulting from capital share transactions		(115,398,548)		(128,474,812)
Total increase (decrease) in net assets		95,265,481		(60,229,721)
Net assets
Beginning of period		1,263,846,599		1,324,076,320
End of period		$1,359,112,080		$1,263,846,599
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 23

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of period	$36.72	$34.96	$43.74	$38.89	$35.13
Net investment income	0.42 [1]	0.33 [1]	0.21	0.19	0.30
Net realized and unrealized gains (losses) on investments	8.91	3.25	(6.23)	5.97	4.22
Total from investment operations	9.33	3.58	(6.02)	6.16	4.52
Distributions to shareholders from
Net investment income	(0.42)	(0.34)	(0.30)	(0.12)	(0.30)
Net realized gains	(2.45)	(1.48)	(2.46)	(1.19)	(0.46)
Total distributions to shareholders	(2.87)	(1.82)	(2.76)	(1.31)	(0.76)
Net asset value, end of period	$43.18	$36.72	$34.96	$43.74	$38.89
Total return[2]	26.75%	10.41%	(14.91)%	16.18%	13.08%
Ratios to average net assets (annualized)
Gross expenses	1.11%	1.13%	1.10%	1.09%	1.10%
Net expenses	1.06%	1.07%	1.08%	1.08%	1.08%
Net investment income	1.06%	0.91%	0.52%	0.46%	0.83%
Supplemental data
Portfolio turnover rate	12%	11%	13%	11%	19%
Net assets, end of period (000s omitted)	$970,143	$821,312	$802,444	$1,013,263	$907,134

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
24 | Allspring Index Asset Allocation Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
Class C	2024	2023	2022	2021	2020
Net asset value, beginning of period	$22.25	$21.15	$26.46	$23.64	$21.36
Net investment income (loss)	0.07 [1]	0.03 [1]	(0.07)	(0.08)	0.01
Net realized and unrealized gains (losses) on investments	5.22	1.97	(3.75)	3.63	2.57
Total from investment operations	5.29	2.00	(3.82)	3.55	2.58
Distributions to shareholders from
Net investment income	(0.05)	0.00	0.00	(0.01)	(0.02)
Net realized gains	(2.45)	(0.90)	(1.49)	(0.72)	(0.28)
Total distributions to shareholders	(2.50)	(0.90)	(1.49)	(0.73)	(0.30)
Net asset value, end of period	$25.04	$22.25	$21.15	$26.46	$23.64
Total return[2]	25.80%	9.57%	(15.56)%	15.31%	12.22%
Ratios to average net assets (annualized)
Gross expenses	1.85%	1.87%	1.85%	1.84%	1.85%
Net expenses	1.82%	1.83%	1.83%	1.83%	1.83%
Net investment income (loss)	0.31%	0.15%	(0.24)%	(0.29)%	0.08%
Supplemental data
Portfolio turnover rate	12%	11%	13%	11%	19%
Net assets, end of period (000s omitted)	$79,001	$94,684	$110,992	$150,795	$144,828

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 25

Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
Administrator Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$36.72	$34.96	$43.80	$38.89	$35.14
Net investment income	0.48 [1]	0.40 [1]	0.28	0.26	0.37
Net realized and unrealized gains (losses) on investments	8.91	3.25	(6.22)	5.98	4.20
Total from investment operations	9.39	3.65	(5.94)	6.24	4.57
Distributions to shareholders from
Net investment income	(0.47)	(0.40)	(0.43)	(0.14)	(0.36)
Net realized gains	(2.45)	(1.49)	(2.47)	(1.19)	(0.46)
Total distributions to shareholders	(2.92)	(1.89)	(2.90)	(1.33)	(0.82)
Net asset value, end of period	$43.19	$36.72	$34.96	$43.80	$38.89
Total return[2]	26.95%	10.61%	(14.77)%	16.40%	13.26%
Ratios to average net assets (annualized)
Gross expenses	1.03%	1.05%	1.02%	1.01%	1.02%
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	1.23%	1.08%	0.69%	0.63%	1.01%
Supplemental data
Portfolio turnover rate	12%	11%	13%	11%	19%
Net assets, end of period (000s omitted)	$155,739	$214,064	$259,704	$358,573	$281,988

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
26 | Allspring Index Asset Allocation Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$36.67	$34.91	$43.79	$38.84	$35.09
Net investment income	0.54 [1]	0.45 [1]	0.33	0.33	0.42
Net realized and unrealized gains (losses) on investments	8.90	3.25	(6.20)	5.97	4.21
Total from investment operations	9.44	3.70	(5.87)	6.30	4.63
Distributions to shareholders from
Net investment income	(0.54)	(0.46)	(0.54)	(0.16)	(0.42)
Net realized gains	(2.45)	(1.48)	(2.47)	(1.19)	(0.46)
Total distributions to shareholders	(2.99)	(1.94)	(3.01)	(1.35)	(0.88)
Net asset value, end of period	$43.12	$36.67	$34.91	$43.79	$38.84
Total return[2]	27.15%	10.79%	(14.64)%	16.57%	13.44%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.80%	0.77%	0.76%	0.77%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	1.38%	1.23%	0.85%	0.79%	1.16%
Supplemental data
Portfolio turnover rate	12%	11%	13%	11%	19%
Net assets, end of period (000s omitted)	$154,228	$133,787	$150,936	$165,569	$139,896

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 27

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Index Asset Allocation Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis.  Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
28 | Allspring Index Asset Allocation Fund

Notes to financial statements
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of September 30, 2024, the aggregate cost of all investments for federal income tax purposes was $745,838,726 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$616,273,819
Gross unrealized losses	(25,733,454)
Net unrealized gains	$590,540,365
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Index Asset Allocation Fund | 29

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$12,992	$0	$12,992
Common stocks
Communication services	71,724,759	0	0	71,724,759
Consumer discretionary	81,706,426	0	0	81,706,426
Consumer staples	47,635,909	0	0	47,635,909
Energy	26,817,557	0	0	26,817,557
Financials	104,518,701	0	0	104,518,701
Health care	93,916,843	0	0	93,916,843
Industrials	68,855,478	0	0	68,855,478
Information technology	256,564,419	0	0	256,564,419
Materials	18,063,884	0	0	18,063,884
Real estate	18,936,474	0	0	18,936,474
Utilities	20,462,457	0	0	20,462,457
Investment companies	36,100,800	0	0	36,100,800
Non-agency mortgage-backed securities	0	2,026	0	2,026
U.S. Treasury securities	452,024,241	0	0	452,024,241
Short-term investments
Investment companies	35,830,226	0	0	35,830,226
	1,333,158,174	15,018	0	1,333,173,192
Futures contracts	3,664,021	0	0	3,664,021
Total assets	$1,336,822,195	$15,018	$0	$1,336,837,213
Liabilities
Futures contracts	$458,122	$0	$0	$458,122
Total liabilities	$458,122	$0	$0	$458,122
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At September 30, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.650%
Next $500 million	0.600
Next $2 billion	0.550
Next $2 billion	0.525
Next $5 billion	0.490
Over $10 billion	0.480
30 | Allspring Index Asset Allocation Fund

Notes to financial statements
For the year ended September 30, 2024, the management fee was equivalent to an annual rate of 0.61% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.15% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of September 30, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.07%
Class C	1.82
Administrator Class	0.90
Institutional Class	0.75
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended September 30, 2024, Allspring Funds Distributor received $25,090 from the sale of Class A shares and $340 in contingent deferred sales charges from redemptions of Class A shares. No contingent deferred sales charges were incurred by Class C shares for the year ended September 30, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended September 30, 2024.
Allspring Index Asset Allocation Fund | 31

Notes to financial statements
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the year ended September 30, 2024 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$90,975,772	$59,554,614	$127,678,621	$196,150,301
6.
DERIVATIVE TRANSACTIONS
During the year ended September 30, 2024, the Fund entered into futures contracts to manage the duration of the portfolio and to gain market exposure to certain asset classes by implementing tactical asset allocation shifts. The Fund had an average notional amount of $245,925,663 in long futures contracts and $10,931,000 in short futures contracts during the year ended September 30, 2024.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
The fair value of derivative instruments as of September 30, 2024 by primary risk type was as follows for the Fund:
	Interest rate risk	Equity risk	Total
Asset derivatives
Futures contracts	$1,054,855 *	$2,609,166 *	$3,664,021
Liability derivatives
Futures contracts	$458,122 *	$0 *	$458,122

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of September 30, 2024 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the year ended September 30, 2024 was as follows:
	INTEREST RATE RISK	Equity risk	TOTAL
Net realized gains (losses) on derivatives
Futures contracts	$3,578,883	$21,658,075	$25,236,958
Net change in unrealized gains (losses) on derivatives
Futures contracts	$1,893,302	$5,622,399	$7,515,701
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended September 30, 2024, there were no borrowings by the Fund under the agreement.
8.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended September 30
	2024	2023
Ordinary income	$13,844,736	$12,022,896
Long-term capital gain	84,277,184	54,271,919
As of September 30, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Undistributed long-term gain	Unrealized gains
$6,918,158	$134,681,634	$590,540,365
32 | Allspring Index Asset Allocation Fund

Notes to financial statements
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Index Asset Allocation Fund | 33

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Index Asset Allocation Fund (the Fund), one of the Funds constituting Allspring Funds Trust, including the portfolio of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
November 25, 2024
34 | Allspring Index Asset Allocation Fund

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 54% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended September 30, 2024.
Pursuant to Section 852 of the Internal Revenue Code, $84,277,184 was designated as a 20% rate gain distribution for the fiscal year ended
September 30, 2024.
Pursuant to Section 854 of the Internal Revenue Code, $7,750,868 of income dividends paid during the fiscal year ended September 30, 2024 has been designated as qualified dividend income (QDI).
For the fiscal year ended September 30, 2024, $8,055,637 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended September 30, 2024, 49% of the ordinary income distributed was derived from interest on U.S. government securities.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Index Asset Allocation Fund | 35

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

36 | Allspring Index Asset Allocation Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Index Asset Allocation Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.0The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.” The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role

Allspring Index Asset Allocation Fund | 37

Other information (unaudited)
as administrator of the Fund’s liquidity risk management program, fair valuation designee, and derivatives risk management program manager. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was lower than the investment performance of its benchmark index, the Index Asset Allocation Blended Index, for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratio of the Fund was lower than the median net operating expense ratio of the expense Group for the Administrator Class, equal to the median net operating expense ratio of the expense Group for the Institutional Class, and in range of the median net operating expense ratio of the expense Group for Class A.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of these average rates for the Fund’s expense Group for the Administrator Class, in range of the sum of the average rates for the expense Group for the Institutional Class, and higher than the sum of the average rates for the expense Group for Class A.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.

38 | Allspring Index Asset Allocation Fund

Other information (unaudited)
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Index Asset Allocation Fund | 39

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR0458 09-24

Allspring Global Investment Grade Credit Fund
Long Form Financial Statements
Annual Report
September 30, 2024

Allspring Global Investment Grade Credit Fund | 1

Portfolio of investments—September 30, 2024
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 54.97%
Communications: 7.00%
Media: 1.70%
Charter Communications Operating LLC/Charter Communications Operating Capital	2.80%	4-1-2031	$90,000	$77,018
Charter Communications Operating LLC/Charter Communications Operating Capital	4.20	3-15-2028	180,000	175,005
Comcast Corp.	3.40	4-1-2030	100,000	95,936
Paramount Global	4.95	1-15-2031	130,000	122,621
				470,580
Telecommunications: 5.30%
AT&T, Inc.	3.65	6-1-2051	225,000	172,537
Motorola Solutions, Inc.	4.60	2-23-2028	350,000	353,625
T-Mobile USA, Inc.	2.55	2-15-2031	40,000	35,652
T-Mobile USA, Inc.	3.30	2-15-2051	155,000	112,522
T-Mobile USA, Inc.	3.75	4-15-2027	145,000	143,257
Verizon Communications, Inc.	3.40	3-22-2041	445,000	363,426
Verizon Communications, Inc.	4.13	8-15-2046	325,000	280,004
				1,461,023
Consumer, cyclical: 7.29%
Airlines: 2.40%
American Airlines Pass-Through Trust Series 2014-1 Class A	3.70	10-1-2026	184,370	178,313
British Airways Pass-Through Trust Series 2019-1 Class AA144A	3.30	12-15-2032	329,426	308,553
U.S. Airways Pass-Through Trust Series 2012-2 Class A	4.63	6-3-2025	175,103	174,388
				661,254
Apparel: 0.34%
Tapestry, Inc.	7.35	11-27-2028	90,000	94,579
Auto manufacturers: 3.07%
Cummins, Inc.	5.45	2-20-2054	170,000	179,838
General Motors Co.	6.13	10-1-2025	185,000	186,754
Hyundai Capital America144A	1.80	10-15-2025	295,000	286,624
Hyundai Capital America144A	1.80	1-10-2028	85,000	77,899
Toyota Motor Credit Corp.	4.05	9-13-2029	100,000	116,024
				847,139
Entertainment: 1.16%
Warnermedia Holdings, Inc.	5.05	3-15-2042	75,000	61,223
Warnermedia Holdings, Inc.	5.14	3-15-2052	335,000	258,377
				319,600
Retail: 0.32%
Lowe’s Cos., Inc.	4.25	4-1-2052	70,000	59,265
McDonald’s Corp.	4.20	4-1-2050	35,000	30,260
				89,525
The accompanying notes are an integral part of these financial statements.
2 | Allspring Global Investment Grade Credit Fund

Portfolio of investments—September 30, 2024

	Interest rate	Maturity date	Principal	Value
Consumer, non-cyclical: 9.06%
Agriculture: 0.53%
BAT Capital Corp.	4.54%	8-15-2047	$174,000	$146,972
Biotechnology: 0.14%
Amgen, Inc.	4.20	2-22-2052	45,000	38,307
Commercial services: 1.58%
Equifax, Inc.	2.35	9-15-2031	155,000	134,537
Equifax, Inc.	3.10	5-15-2030	175,000	163,813
S&P Global, Inc.	1.25	8-15-2030	100,000	85,317
S&P Global, Inc.	2.30	8-15-2060	90,000	51,246
				434,913
Food: 1.20%
Kroger Co.	5.50	9-15-2054	110,000	110,705
Kroger Co.	5.65	9-15-2064	90,000	90,477
Smithfield Foods, Inc.144A	3.00	10-15-2030	145,000	129,962
				331,144
Healthcare-products: 0.84%
Medtronic, Inc.	3.65	10-15-2029	100,000	115,306
Medtronic, Inc.	3.88	10-15-2036	100,000	115,961
				231,267
Healthcare-services: 2.73%
Centene Corp.	2.45	7-15-2028	210,000	193,394
Elevance Health, Inc.	2.25	5-15-2030	20,000	17,913
HCA, Inc.	3.63	3-15-2032	130,000	120,213
HCA, Inc.	4.38	3-15-2042	130,000	113,934
UnitedHealth Group, Inc.	5.88	2-15-2053	190,000	210,320
UnitedHealth Group, Inc.	6.05	2-15-2063	85,000	96,233
				752,007
Pharmaceuticals: 2.04%
AbbVie, Inc.	5.05	3-15-2034	200,000	208,904
Bristol-Myers Squibb Co.	2.55	11-13-2050	175,000	111,479
Bristol-Myers Squibb Co.	5.55	2-22-2054	80,000	84,751
Bristol-Myers Squibb Co.	5.65	2-22-2064	40,000	42,389
CVS Health Corp.	4.25	4-1-2050	110,000	88,786
CVS Health Corp.	4.30	3-25-2028	27,000	26,927
				563,236
Energy: 5.24%
Oil & gas: 2.17%
BP Capital Markets America, Inc.	2.94	6-4-2051	345,000	234,501
Exxon Mobil Corp.	2.61	10-15-2030	160,000	147,483
Marathon Petroleum Corp.	3.80	4-1-2028	220,000	216,275
				598,259
The accompanying notes are an integral part of these financial statements.
Allspring Global Investment Grade Credit Fund | 3

Portfolio of investments—September 30, 2024

	Interest rate	Maturity date	Principal	Value
Pipelines: 3.07%
Energy Transfer LP	3.75%	5-15-2030	$160,000	$152,844
Kinder Morgan Energy Partners LP	5.40	9-1-2044	200,000	193,390
MPLX LP	4.00	3-15-2028	315,000	310,661
ONEOK, Inc.	6.10	11-15-2032	75,000	80,736
Sabine Pass Liquefaction LLC	4.50	5-15-2030	110,000	109,708
				847,339
Financial: 16.71%
Banks: 7.37%
Citigroup, Inc.	3.30	4-27-2025	470,000	466,041
Citigroup, Inc. (U.S. SOFR+1.17%)±	2.56	5-1-2032	170,000	149,417
Goldman Sachs Group, Inc. (U.S. SOFR+1.41%)±	3.10	2-24-2033	115,000	103,469
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.25%)±	2.58	4-22-2032	150,000	133,775
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.60%)±	3.78	2-1-2028	145,000	143,417
JPMorgan Chase & Co. (U.S. SOFR 3 Month+2.52%)±	2.96	5-13-2031	145,000	133,364
Morgan Stanley	3.13	7-27-2026	565,000	554,934
Santander Holdings USA, Inc.	4.40	7-13-2027	230,000	229,415
State Street Corp.	2.40	1-24-2030	130,000	119,945
				2,033,777
Diversified financial services: 2.25%
Aviation Capital Group LLC144A	5.50	12-15-2024	305,000	304,738
BlackRock, Inc.	1.90	1-28-2031	35,000	30,578
Computershare U.S., Inc.	1.13	10-7-2031	200,000	186,617
Intercontinental Exchange, Inc.	3.00	6-15-2050	140,000	99,891
				621,824
Insurance: 4.05%
American International Group, Inc.	4.75	4-1-2048	330,000	312,810
Aon North America, Inc.	5.75	3-1-2054	50,000	52,967
Athene Holding Ltd.	3.50	1-15-2031	295,000	274,629
Belrose Funding Trust144A	2.33	8-15-2030	185,000	158,743
Berkshire Hathaway Finance Corp.	2.38	6-19-2039	100,000	96,699
Brighthouse Financial, Inc.	4.70	6-22-2047	77,000	63,409
New York Life Global Funding	3.45	1-30-2031	100,000	114,192
Unum Group	4.50	12-15-2049	50,000	42,549
				1,115,998
Investment Companies: 0.55%
FS KKR Capital Corp.	3.40	1-15-2026	155,000	151,108
REITS: 2.49%
American Tower Corp.	5.45	2-15-2034	60,000	62,723
Equinix, Inc.	2.15	7-15-2030	275,000	243,057
Sabra Health Care LP	3.20	12-1-2031	110,000	96,814
Simon Property Group LP	1.75	2-1-2028	60,000	55,585
The accompanying notes are an integral part of these financial statements.
4 | Allspring Global Investment Grade Credit Fund

Portfolio of investments—September 30, 2024

	Interest rate	Maturity date	Principal	Value
REITS(continued)
Simon Property Group LP	3.25%	9-13-2049	$255,000	$185,913
Vornado Realty LP	3.40	6-1-2031	50,000	43,106
				687,198
Industrial: 1.74%
Aerospace/defense: 0.98%
RTX Corp.	4.13	11-16-2028	270,000	269,321
Electronics: 0.51%
Jabil, Inc.	3.60	1-15-2030	150,000	141,718
Transportation: 0.25%
Union Pacific Corp.	2.40	2-5-2030	75,000	68,804
Technology: 5.48%
Computers: 1.34%
Dell International LLC/EMC Corp.	6.20	7-15-2030	95,000	103,301
Hewlett Packard Enterprise Co.	5.00	10-15-2034	70,000	69,301
Hewlett Packard Enterprise Co.	5.60	10-15-2054	70,000	68,720
Kyndryl Holdings, Inc.	6.35	2-20-2034	85,000	90,872
NetApp, Inc.	2.70	6-22-2030	40,000	36,319
				368,513
Semiconductors: 1.62%
Broadcom, Inc.%%	4.80	10-15-2034	100,000	99,917
Intel Corp.	2.80	8-12-2041	265,000	184,346
Marvell Technology, Inc.	4.88	6-22-2028	80,000	80,776
Texas Instruments, Inc.	4.85	2-8-2034	80,000	83,172
				448,211
Software: 2.52%
Fiserv, Inc.	2.65	6-1-2030	45,000	41,001
Fiserv, Inc.	3.50	7-1-2029	140,000	135,260
Intuit, Inc.	5.20	9-15-2033	90,000	94,938
Intuit, Inc.	5.50	9-15-2053	55,000	59,115
Oracle Corp.	2.88	3-25-2031	355,000	322,958
Oracle Corp.	3.60	4-1-2050	55,000	41,872
				695,144
Utilities: 2.45%
Electric: 2.45%
Duke Energy Florida LLC	1.75	6-15-2030	90,000	78,626
New York State Electric & Gas Corp.144A	3.25	12-1-2026	145,000	141,110
Oglethorpe Power Corp.	3.75	8-1-2050	125,000	96,276
PacifiCorp	3.50	6-15-2029	295,000	285,215
Union Electric Co.	2.95	3-15-2030	80,000	74,890
				676,117
Total corporate bonds and notes (Cost $16,500,123)				15,164,877
The accompanying notes are an integral part of these financial statements.
Allspring Global Investment Grade Credit Fund | 5

Portfolio of investments—September 30, 2024

	Interest rate	Maturity date	Principal		Value
Foreign corporate bonds and notes: 28.49%
Basic materials: 0.41%
Chemicals: 0.41%
DSM BV	3.63%	7-2-2034	EUR	100,000	$114,299
Communications: 2.01%
Telecommunications: 2.01%
Chorus Ltd.	3.63	9-7-2029	EUR	100,000	113,147
Koninklijke KPN NV	3.88	2-16-2036	EUR	100,000	113,853
O2 Telefonica Deutschland Finanzierungs GmbH	1.75	7-5-2025	EUR	200,000	219,734
Tele2 AB	2.13	5-15-2028	EUR	100,000	108,031
					554,765
Consumer, cyclical: 0.81%
Auto manufacturers: 0.81%
RCI Banque SA	3.88	9-30-2030	EUR	100,000	110,908
Volkswagen Leasing GmbH	4.00	4-11-2031	EUR	100,000	112,171
					223,079
Consumer, non-cyclical: 5.83%
Beverages: 0.33%
CCEP Finance Ireland DAC	0.88	5-6-2033	EUR	100,000	91,615
Commercial services: 1.35%
Ayvens SA	3.88	1-24-2028	EUR	100,000	113,366
ISS Global AS	3.88	6-5-2029	EUR	100,000	114,384
Motability Operations Group PLC	2.38	7-3-2039	GBP	150,000	143,257
					371,007
Healthcare-products: 1.16%
American Medical Systems Europe BV	3.50	3-8-2032	EUR	100,000	113,329
Molnlycke Holding AB	0.63	1-15-2031	EUR	100,000	93,145
Werfen SA	4.25	5-3-2030	EUR	100,000	114,759
					321,233
Household products/wares: 0.83%
Reckitt Benckiser Treasury Services PLC	3.63	6-20-2029	EUR	200,000	228,819
Pharmaceuticals: 2.16%
AstraZeneca PLC	1.25	5-12-2028	EUR	100,000	106,517
AstraZeneca PLC	3.75	3-3-2032	EUR	100,000	116,986
Bayer AG	4.63	5-26-2033	EUR	100,000	118,273
Bayer AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.11%)±	3.13	11-12-2079	EUR	100,000	104,940
GlaxoSmithKline Capital PLC	1.63	5-12-2035	GBP	150,000	147,855
					594,571
Energy: 2.23%
Energy-alternate sources: 0.34%
Acciona Energia Financiacion Filiales SA	1.38	1-26-2032	EUR	100,000	94,449
The accompanying notes are an integral part of these financial statements.
6 | Allspring Global Investment Grade Credit Fund

Portfolio of investments—September 30, 2024

	Interest rate	Maturity date	Principal		Value
Oil & gas: 1.89%
BP Capital Markets PLC (UK Gilts 5 Year+3.89%)ʊ±	4.25%	3-22-2027	GBP	100,000	$129,357
DCC Group Finance Ireland DAC	4.38	6-27-2031	EUR	100,000	113,307
Eni SpA	3.88	1-15-2034	EUR	100,000	114,207
Shell International Finance BV	1.00	12-10-2030	GBP	150,000	164,648
					521,519
Financial: 12.02%
Banks: 8.21%
ABN AMRO Bank NV	3.88	1-15-2032	EUR	100,000	114,771
Argenta Spaarbank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 1 Year+1.10%)±	1.38	2-8-2029	EUR	100,000	104,082
Bankinter SA (EURIBOR ICE Swap Rate 11:00am+1.10%)±	3.50	9-10-2032	EUR	100,000	112,439
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG (3 Month EURIBOR+0.95%)±%%	3.13	10-3-2029	EUR	200,000	222,474
Belfius Bank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+1.30%)±	1.25	4-6-2034	EUR	200,000	198,930
BNP Paribas SA (3 Month EURIBOR+0.92%)±	3.88	1-10-2031	EUR	100,000	115,613
DNB Bank ASA (3 Month EURIBOR+0.65%)±	4.00	3-14-2029	EUR	100,000	115,437
ING Groep NV (3 Month EURIBOR+1.72%)±	3.88	8-12-2029	EUR	100,000	114,157
Investec PLC (UK Gilts 5 Year+5.91%)±	9.13	3-6-2033	GBP	100,000	144,162
Lloyds Bank Corporate Markets PLC	4.13	5-30-2027	EUR	100,000	115,063
Lloyds Banking Group PLC (EURIBOR ICE Swap Rate 11:00am+1.18%)±	3.88	5-14-2032	EUR	100,000	114,621
NatWest Group PLC (GBP Swap Semi Annual (vs. 6 Month LIBOR) 1 Year+1.49%)±	2.88	9-19-2026	GBP	100,000	130,777
Permanent TSB Group Holdings PLC (EURIBOR ICE Swap Rate 11:00am+1.60%)±	4.25	7-10-2030	EUR	100,000	114,480
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+3.15%)±	2.88	6-18-2032	EUR	100,000	105,641
Svenska Handelsbanken AB	3.75	5-5-2026	EUR	100,000	112,971
Toronto-Dominion Bank	3.63	12-13-2029	EUR	100,000	114,092
Zuercher Kantonalbank (3 Month EURIBOR+0.90%)±	2.02	4-13-2028	EUR	200,000	216,485
					2,266,195
Insurance: 1.57%
Credit Agricole Assurances SA	2.00	7-17-2030	EUR	100,000	101,357
Mandatum Life Insurance Co. Ltd. (3 Month EURIBOR+2.30%)±	1.88	10-4-2049	EUR	200,000	222,535
Sampo Oyj (3 Month EURIBOR+4.05%)±	3.38	5-23-2049	EUR	100,000	109,081
					432,973
Real estate: 1.89%
Castellum AB	4.13	12-10-2030	EUR	100,000	111,961
Grand City Properties SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+2.18%)ʊ±	1.50	3-9-2026	EUR	100,000	99,649
Heimstaden Bostad AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	3.63	10-13-2026	EUR	100,000	98,053
The accompanying notes are an integral part of these financial statements.
Allspring Global Investment Grade Credit Fund | 7

Portfolio of investments—September 30, 2024

	Interest rate	Maturity date	Principal		Value
Real estate(continued)
LEG Immobilien SE	0.75%	6-30-2031	EUR	100,000	$92,062
Prologis International Funding II SA	4.63	2-21-2035	EUR	100,000	118,343
					520,068
REITS: 0.35%
Tritax Big Box REIT PLC	1.50	11-27-2033	GBP	100,000	97,621
Industrial: 1.88%
Aerospace/defense: 0.41%
MTU Aero Engines AG	3.88	9-18-2031	EUR	100,000	112,996
Building materials: 0.70%
Aliaxis Finance SA	0.88	11-8-2028	EUR	100,000	98,977
Holcim Finance Luxembourg SA	0.50	4-23-2031	EUR	100,000	93,217
					192,194
Electrical components & equipment: 0.41%
Legrand SA	3.50	6-26-2034	EUR	100,000	113,601
Engineering & construction: 0.36%
Cellnex Finance Co. SA	2.00	2-15-2033	EUR	100,000	98,619
Utilities: 3.30%
Electric: 1.93%
Electricite de France SA	5.50	10-17-2041	GBP	100,000	124,580
EnBW International Finance BV	3.85	5-23-2030	EUR	100,000	116,015
Engie SA	1.00	10-26-2036	EUR	100,000	83,703
RTE Reseau de Transport d’Electricite SADIR	1.88	10-23-2037	EUR	100,000	92,970
RTE Reseau de Transport d’Electricite SADIR	3.50	4-30-2033	EUR	100,000	113,351
					530,619
Gas: 1.37%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	180,000	185,682
National Gas Transmission PLC	1.13	1-14-2033	GBP	200,000	192,862
					378,544
Total foreign corporate bonds and notes (Cost $8,167,702)					7,858,786
Foreign government bonds: 0.69%
Germany: 0.69%
Bundesrepublik Deutschland Bundesanleihe	1.00	5-15-2038	EUR	100,000	93,999
Bundesrepublik Deutschland Bundesanleihe	1.80	8-15-2053	EUR	100,000	96,481
					190,480
Total foreign government bonds (Cost $180,084)					190,480
U.S. Treasury securities: 1.63%
U.S. Treasury Notes	3.50	4-30-2030		$80,000	79,553
U.S. Treasury Notes	3.50	2-15-2033		50,000	49,129
The accompanying notes are an integral part of these financial statements.
8 | Allspring Global Investment Grade Credit Fund

Portfolio of investments—September 30, 2024

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	4.00%	1-31-2029	$85,000	$86,435
U.S. Treasury Notes##	4.00	2-15-2034	231,000	234,970
Total U.S. Treasury securities (Cost $437,880)				450,087
Yankee corporate bonds and notes: 12.09%
Communications: 1.32%
Internet: 0.58%
Prosus NV144A	3.83	2-8-2051	230,000	161,891
Telecommunications: 0.74%
Rogers Communications, Inc.	5.00	2-15-2029	200,000	204,100
Consumer, non-cyclical: 0.11%
Pharmaceuticals: 0.11%
Pfizer Investment Enterprises Pte. Ltd.	4.75	5-19-2033	30,000	30,579
Energy: 0.33%
Oil & gas: 0.33%
Equinor ASA	2.38	5-22-2030	30,000	27,385
Saudi Arabian Oil Co.144A	4.38	4-16-2049	75,000	64,840
				92,225
Financial: 8.38%
Banks: 6.56%
Banco Santander SA	3.49	5-28-2030	200,000	188,868
Danske Bank AS (1 Year Treasury Constant Maturity+1.40%)144A±	5.71	3-1-2030	200,000	208,448
HSBC Holdings PLC	4.30	3-8-2026	230,000	229,585
HSBC Holdings PLC (U.S. SOFR+2.39%)±	2.85	6-4-2031	200,000	182,062
National Australia Bank Ltd.144A	2.33	8-21-2030	260,000	226,518
Santander U.K. Group Holdings PLC (U.S. SOFR+2.75%)±	6.83	11-21-2026	200,000	204,184
Sumitomo Mitsui Financial Group, Inc.	2.13	7-8-2030	200,000	176,406
UBS Group AG (1 Year Treasury Constant Maturity+1.10%)144A±	2.75	2-11-2033	200,000	173,334
UBS Group AG (5 Year Treasury Constant Maturity+4.75%)144Aʊ±	9.25	11-13-2028	200,000	221,120
				1,810,525
Diversified financial services: 1.62%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.30	1-30-2032	150,000	135,375
Avolon Holdings Funding Ltd.144A	4.38	5-1-2026	315,000	311,852
				447,227
Insurance: 0.20%
Fairfax Financial Holdings Ltd.144A	6.35	3-22-2054	50,000	53,435
Industrial: 0.76%
Aerospace/defense: 0.76%
BAE Systems PLC144A	5.30	3-26-2034	100,000	103,995
BAE Systems PLC144A	5.50	3-26-2054	100,000	104,802
				208,797
The accompanying notes are an integral part of these financial statements.
Allspring Global Investment Grade Credit Fund | 9

Portfolio of investments—September 30, 2024

	Interest rate	Maturity date	Principal	Value
Technology: 1.19%
Semiconductors: 1.19%
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.40%	5-1-2030	$85,000	$80,294
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.88	6-18-2026	250,000	247,908
				328,202
Total yankee corporate bonds and notes (Cost $3,516,588)				3,336,981

		Yield	Shares
Short-term investments: 0.89%
Investment companies: 0.89%
Allspring Government Money Market Fund Select Class♠∞##		4.86	245,123	245,123
Total short-term investments (Cost $245,123)				245,123
Total investments in securities (Cost $29,047,500)	98.76%			27,246,334
Other assets and liabilities, net	1.24			341,576
Total net assets	100.00%			$27,587,910

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	Great British pound
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$381,027	$9,610,298	$(9,746,202)	$0	$0	$245,123	245,123	$25,703
The accompanying notes are an integral part of these financial statements.
10 | Allspring Global Investment Grade Credit Fund

Portfolio of investments—September 30, 2024

Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	7,509,294	EUR	6,730,000	State Street Bank & Trust Co.	10-28-2024	$9,721	$0
USD	1,398,105	GBP	1,045,000	State Street Bank & Trust Co.	10-28-2024	1,009	0
						$10,730	$0
The accompanying notes are an integral part of these financial statements.
Allspring Global Investment Grade Credit Fund | 11

Statement of assets and liabilities—September 30, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $28,802,377)	$27,001,211
Investments in affiliated securities, at value (cost $245,123)	245,123
Foreign currency, at value (cost $245,607)	245,309
Receivable for interest	284,026
Receivable from manager	85,103
Unrealized gains on forward foreign currency contracts	10,730
Prepaid expenses and other assets	72,358
Total assets	27,943,860
Liabilities
Payable for when-issued transactions	322,793
Trustees’ fees and expenses payable	3,787
Payable for Fund shares redeemed	2,830
Administration fees payable	698
Shareholder servicing fee payable	35
Accrued expenses and other liabilities	25,807
Total liabilities	355,950
Total net assets	$27,587,910
Net assets consist of
Paid-in capital	$30,415,658
Total distributable loss	(2,827,748)
Total net assets	$27,587,910
Computation of net asset value and offering price per share
Net assets–Class A	$147,174
Shares outstanding–Class A1	16,215
Net asset value per share–Class A	$9.08
Maximum offering price per share – Class A2	$9.51
Net assets–Class C	$26,996
Shares outstanding–Class C1	2,999
Net asset value per share–Class C	$9.00
Net assets–Class R6	$27,387,774
Shares outstanding–Class R6[1]	3,018,493
Net asset value per share–Class R6	$9.07
Net assets–Institutional Class	$25,966
Shares outstanding–Institutional Class[1]	2,862
Net asset value per share–Institutional Class	$9.07
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Global Investment Grade Credit Fund

Statement of operations—year ended September 30, 2024
Statement of operations
Investment income
Interest	$993,258
Income from affiliated securities	25,703
Total investment income	1,018,961
Expenses
Management fee	108,092
Administration fees
Class A	102
Class C	38
Class R6	8,072
Institutional Class	19
Shareholder servicing fees
Class A	170
Class C	64
Distribution fee
Class C	1
Custody and accounting fees	4,361
Professional fees	78,831
Registration fees	101,907
Shareholder report expenses	16,543
Trustees’ fees and expenses	23,021
Other fees and expenses	13,886
Total expenses	355,107
Less: Fee waivers and/or expense reimbursements
Fund-level	(224,921)
Class A	(2)
Class R6	(8,072)
Institutional Class	(9)
Net expenses	122,103
Net investment income	896,858
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(501,128)
Foreign currency and foreign currency translations	(132,987)
Forward foreign currency contracts	(215,806)
Net realized losses on investments	(849,921)
Net change in unrealized gains (losses) on
Unaffiliated securities	3,342,737
Foreign currency and foreign currency translations	6,033
Forward foreign currency contracts	(30,230)
Net change in unrealized gains (losses) on investments	3,318,540
Net realized and unrealized gains (losses) on investments	2,468,619
Net increase in net assets resulting from operations	$3,365,477
The accompanying notes are an integral part of these financial statements.
Allspring Global Investment Grade Credit Fund | 13

Statement of changes in net assets
Statement of changes in net assets
	Year ended September 30, 2024		Year ended September 30, 2023
Operations
Net investment income		$896,858		$879,643
Net realized losses on investments		(849,921)		(1,399,208)
Net change in unrealized gains (losses) on investments		3,318,540		2,017,539
Net increase in net assets resulting from operations		3,365,477		1,497,974
Distributions to shareholders from
Net investment income and net realized gains
Class A		(2,358)		(798)
Class C		(978)		(695)
Class R6		(1,166,101)		(926,251)
Institutional Class		(1,050)		(751)
Total distributions to shareholders		(1,170,487)		(928,495)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	12,820	111,686	230	2,000
Class R6	350,221	3,049,000	55,117	455,208
		3,160,686		457,208
Reinvestment of distributions
Class A	269	2,358	94	798
Class C	114	978	82	695
Class R6	134,543	1,159,428	109,214	926,251
Institutional Class	122	1,050	89	751
		1,163,814		928,495
Payment for shares redeemed
Class A	0	0	(4,077)	(33,299)
Class R6	(548,112)	(4,749,211)	(535,375)	(4,545,451)
		(4,749,211)		(4,578,750)
Net decrease in net assets resulting from capital share transactions		(424,711)		(3,193,047)
Total increase (decrease) in net assets		1,770,279		(2,623,568)
Net assets
Beginning of period		25,817,631		28,441,199
End of period		$27,587,910		$25,817,631
The accompanying notes are an integral part of these financial statements.
14 | Allspring Global Investment Grade Credit Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
Class A	2024	2023	2022[1]
Net asset value, beginning of period	$8.36	$8.21	$8.97
Net investment income	0.26 [2]	0.23 [2]	0.07 [2]
Net realized and unrealized gains (losses) on investments	0.81	0.17	(0.76)
Total from investment operations	1.07	0.40	(0.69)
Distributions to shareholders from
Net investment income	(0.35)	(0.25)	(0.07)
Net asset value, end of period	$9.08	$8.36	$8.21
Total return[3]	13.10%	4.86%	(7.76)%
Ratios to average net assets (annualized)
Gross expenses	1.64%	1.49%	1.18%
Net expenses	0.82%	0.82%	0.83%
Net investment income	2.94%	2.79%	2.45%
Supplemental data
Portfolio turnover rate	31%	12%	21%
Net assets, end of period (000s omitted)	$147	$26	$56

[1]	For the period from June 1, 2022 (commencement of class operations) to September 30, 2022
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Global Investment Grade Credit Fund | 15

Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
Class C	2024	2023	2022[1]
Net asset value, beginning of period	$8.32	$8.21	$8.97
Net investment income	0.21 [2]	0.20 [2]	0.05 [2]
Net realized and unrealized gains (losses) on investments	0.80	0.15	(0.76)
Total from investment operations	1.01	0.35	(0.71)
Distributions to shareholders from
Net investment income	(0.33)	(0.24)	(0.05)
Net asset value, end of period	$9.00	$8.32	$8.21
Total return[3]	12.47%	4.30%	(7.96)%
Ratios to average net assets (annualized)
Gross expenses	1.69%	1.63%	1.80%
Net expenses	1.38%	1.30%	1.51%
Net investment income	2.38%	2.32%	1.75%
Supplemental data
Portfolio turnover rate	31%	12%	21%
Net assets, end of period (000s omitted)	$27	$24	$23

[1]	For the period from June 1, 2022 (commencement of class operations) to September 30, 2022
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
16 | Allspring Global Investment Grade Credit Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
Class R6	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.35	$8.21	$10.66	$10.91	$10.75
Net investment income	0.29 [1]	0.27 [1]	0.24 [1]	0.24 [1]	0.24 [1]
Net realized and unrealized gains (losses) on investments	0.81	0.15	(2.06)	0.07	0.39
Total from investment operations	1.10	0.42	(1.82)	0.31	0.63
Distributions to shareholders from
Net investment income	(0.38)	(0.28)	(0.23)	(0.31)	(0.34)
Net realized gains	0.00	0.00	(0.40)	(0.25)	(0.13)
Total distributions to shareholders	(0.38)	(0.28)	(0.63)	(0.56)	(0.47)
Net asset value, end of period	$9.07	$8.35	$8.21	$10.66	$10.91
Total return[2]	13.50%	5.16%	(17.97)%	2.86%	6.10%
Ratios to average net assets (annualized)
Gross expenses	1.31%	1.12%	0.76%	0.68%	0.77%
Net expenses	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	3.32%	3.16%	2.48%	2.22%	2.29%
Supplemental data
Portfolio turnover rate	31%	12%	21%	28%	79%
Net assets, end of period (000s omitted)	$27,388	$25,745	$28,340	$45,313	$76,847

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Global Investment Grade Credit Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.35	$8.21	$10.66	$10.91	$10.75
Net investment income	0.28 [1]	0.27 [1]	0.23 [1]	0.23	0.24
Net realized and unrealized gains (losses) on investments	0.82	0.15	(2.05)	0.07	0.38
Total from investment operations	1.10	0.42	(1.82)	0.30	0.62
Distributions to shareholders from
Net investment income	(0.38)	(0.28)	(0.23)	(0.30)	(0.33)
Net realized gains	0.00	0.00	(0.40)	(0.25)	(0.13)
Total distributions to shareholders	(0.38)	(0.28)	(0.63)	(0.55)	(0.46)
Net asset value, end of period	$9.07	$8.35	$8.21	$10.66	$10.91
Total return[2]	13.45%	5.10%	(18.01)%	2.81%	6.04%
Ratios to average net assets (annualized)
Gross expenses	1.36%	1.18%	0.81%	0.73%	0.83%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	3.27%	3.13%	2.47%	2.18%	2.24%
Supplemental data
Portfolio turnover rate	31%	12%	21%	28%	79%
Net assets, end of period (000s omitted)	$26	$23	$22	$27	$27

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Global Investment Grade Credit Fund

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Global Investment Grade Credit Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses
Allspring Global Investment Grade Credit Fund | 19

Notes to financial statements
on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of September 30, 2024, the aggregate cost of all investments for federal income tax purposes was $29,191,833 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$483,637
Gross unrealized losses	(2,418,406)
Net unrealized losses	$(1,934,769)
As of September 30, 2024, the Fund had capital loss carryforwards which consist of $269,010 in short-term capital losses and $829,267 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
20 | Allspring Global Investment Grade Credit Fund

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$0	$15,164,877	$0	$15,164,877
Foreign corporate bonds and notes	0	7,858,786	0	7,858,786
Foreign government bonds	0	190,480	0	190,480
U.S. Treasury securities	450,087	0	0	450,087
Yankee corporate bonds and notes	0	3,336,981	0	3,336,981
Short-term investments
Investment companies	245,123	0	0	245,123
	695,210	26,551,124	0	27,246,334
Forward foreign currency contracts	0	10,730	0	10,730
Total assets	$695,210	$26,561,854	$0	$27,257,064
Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At September 30, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the year ended September 30, 2024, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subavisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, each an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, are subadvisers to the Fund and are each entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.10% and declining to 0.05% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
Allspring Global Investment Grade Credit Fund | 21

Notes to financial statements
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of September 30, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.82%
Class C	1.57
Class R6	0.45
Institutional Class	0.50
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. Allspring Funds Distributor did not receive any front-end or contingent deferred sales charges from Class A or Class C shares for the year ended September 30, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended September 30, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the year ended September 30, 2024 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$1,426,763	$6,799,933	$1,393,572	$7,221,500
22 | Allspring Global Investment Grade Credit Fund

Notes to financial statements
6.
DERIVATIVE TRANSACTIONS
During the year ended September 30, 2024, the Fund entered into forward foreign currency contracts for economic hedging purposes. The Fund had average contract amounts of $30,114 in forward foreign currency contracts to buy and $8,322,562 in forward foreign currency contracts to sell during the year ended September 30, 2024.
For certain types of derivative transactions, the Fund  has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund  to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund  under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
State Street Bank & Trust Co.	$10,730	$0	$0	$10,730
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended September 30, 2024, there were no borrowings by the Fund under the agreement.
8.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended September 30
	2024	2023
Ordinary income	$1,170,487	$928,495
As of September 30, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Unrealized losses	Capital loss carryforward
$201,749	$(1,931,220)	$(1,098,277)
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Global Investment Grade Credit Fund | 23

Notes to financial statements
10.SUBSEQUENT EVENT
At the meeting held on November 11-13, 2024, the Board of Trustees of the Fund approved the Fund’s liquidation. The Fund closed to new investors and to additional investments from existing shareholders with certain exceptions on November 15, 2024. The liquidation of the Fund is expected to occur after close of business on or about January 16, 2025.
24 | Allspring Global Investment Grade Credit Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Global Investment Grade Credit Fund (the Fund), one of the Funds constituting Allspring Funds Trust, including the portfolio of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
November 25, 2024
Allspring Global Investment Grade Credit Fund | 25

Other information (unaudited)
Other information
Tax information
For the fiscal year ended September 30, 2024, $610,843 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

26 | Allspring Global Investment Grade Credit Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Global Investment Grade Credit Fund | 27

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Global Investment Grade Credit Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) investment sub-advisory agreements (the “Sub-Advisory Agreements”) with Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited (together, the “Sub-Advisers”), each an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Advisers about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Advisers are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Advisers. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Advisers is “Allspring Global Investments.”

28 | Allspring Global Investment Grade Credit Fund

Other information (unaudited)
Management’s and the Sub-Advisers’ business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, fair valuation designee, and derivatives risk management program manager. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Institutional Class) was higher than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Bloomberg Global Aggregate Credit Index (USD Hedged), for the one-year period under review, and in range of the investment performance of its benchmark index for the three-year period under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Advisers for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of these average rates for the Fund’s expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Advisers, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Advisers under the Sub-Advisory Agreements was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Advisers’ profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.

Allspring Global Investment Grade Credit Fund | 29

Other information (unaudited)
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Advisers
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Advisers, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Advisers, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

30 | Allspring Global Investment Grade Credit Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR4337 09-24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1)	Code of Ethics.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101)	Inline Interactive Data File—the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President (Principal Executive Officer)

Date: November 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President (Principal Executive Officer)

Date: November 25, 2024

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: November 25, 2024